      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2008.
                                                             FILE NOS. 333-58314
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 16                         [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 17                                   [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous



It is proposed that this filing will become effective:



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:



[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: (i) Units of interest in Variable Separate Account of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS


ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The WM Diversified Strategies
                                                                           Variable Annuity; Other Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The WM Diversified Strategies
                                                                           Variable Annuity; Purchasing a WM
                                                                           Diversified Strategies Variable
                                                                           Annuity; Investment Options
8.           Annuity Period..............................................  Annuity Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The WM Diversified Strategies Variable
                                                                           Annuity (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a WM Diversified Strategies
                                                                           Variable Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Annuity Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           WM DIVERSIFIED STRATEGIES
                                   PROSPECTUS
                                  May 1, 2008

                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                              issued by Depositor,
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                           VARIABLE SEPARATE ACCOUNT


This variable annuity contract has several investment choices - Variable Portfolios (which are subaccounts of the Separate Account) and available fixed account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of Anchor Series Trust ("AST"), SunAmerica Series Trust ("SAST"), and Principal Variable Contracts Funds, Inc. ("PVCF")(7).



                             STRATEGIC ASSET MANAGEMENT PORTFOLIOS

Flexible Income                       Edge Asset Management, Inc.                           PVCF
Conservative Balanced                 Edge Asset Management, Inc.                           PVCF
Balanced                              Edge Asset Management, Inc.                           PVCF
Conservative Growth                   Edge Asset Management, Inc.                           PVCF
Strategic Growth                      Edge Asset Management, Inc.                           PVCF

                                          EQUITY FUNDS

Davis Venture Value                   Davis Selected Advisers LLC                           SAST
Global Equities                       J.P. Morgan Investment Management Inc.                SAST
Real Estate Securities                Principal Real Estate Investors, LLC                  PVCF
Equity Income Account(1)              Edge Asset Management, Inc.                           PVCF
LargeCap Blend II(2)                  T. Rowe Price Associates, Inc.                        PVCF
West Coast Equity                     Edge Asset Management, Inc.                           PVCF
Mid Cap Stock                         Edge Asset Management, Inc.                           PVCF
LargeCap Growth(3)                    Columbus Circle Investors                             PVCF
SmallCap Growth II(4)                 Emerald Advisers, Inc.                                PVCF
                                      Essex Investment Management Company, LLC
                                      UBS Global Asset Management, Inc.
SmallCap Value I(5)                   J.P. Morgan Investment Management Inc.                PVCF
                                      Mellon Equity Associates, LLP
Diversified International             Principal Global Investors, LLC                       PVCF
Mid-Cap Growth                        J.P. Morgan Investment Management Inc.                SAST
Capital Appreciation                  Wellington Management Company, LLP                    AST
Alliance Growth                       AllianceBernstein, L.P.                               SAST
Technology                            Columbia Management Advisors, Inc.                    SAST

                                       FIXED-INCOME FUNDS

Short-Term Income(6)                  Edge Asset Management, Inc.                           PVCF
Mortgage Securities                   Edge Asset Management, Inc.                           PVCF
Income                                Edge Asset Management, Inc.                           PVCF
Money Market                          Principal Global Investors, LLC                       PVCF



This contract is no longer available for purchase by new contract owners.


All PVCF portfolios are managed by Principal Management Corporation and subadvised by the managers listed above.


(1) On May 17, 2008, Equity Income I will be renamed to Equity Income Account.



(2) On May 17, 2008, LargeCap Blend will be renamed to LargeCap Blend II.



(3) On May 17, 2008, Growth will be renamed to LargeCap Growth.



(4) On May 17, 2008, SmallCap Growth will be renamed to SmallCap Growth II.



(5) On May 17, 2008, SmallCap Value will be renamed to SmallCap Value I.



(6) On May 17, 2008, Short Term Income will be renamed to Short-Term Income.



(7) On May 17, 2008, Principal Variable Contracts Fund, Inc. changed its name to Principal Variable Contracts Funds, Inc.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2008. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (877) 311-9682 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


GLOSSARY.........................................    3
HIGHLIGHTS.......................................    4
FEE TABLE........................................    6
    Maximum Owner Transaction Expenses...........    6
    Contract Maintenance Fee.....................    6
    Separate Account Annual Expenses.............    6
    Additional Optional Feature Fees.............    6
         Optional MarketLock Fee.................    6
         Optional MarketLock For Two Fee.........    6
         Optional Diversified Strategies Income
           Rewards Fee...........................    6
         Optional Capital Protector Fee..........    6
    Underlying Fund Expenses.....................    6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.............    7
THE WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY...    8
PURCHASING A WM DIVERSIFIED STRATEGIES VARIABLE
  ANNUITY........................................    9
    Allocation of Purchase Payments..............   10
    Accumulation Units...........................   10
    Free Look....................................   11
    Exchange Offers..............................   11
INVESTMENT OPTIONS...............................   11
    Variable Portfolios..........................   11
    Anchor Series Trust..........................   12
    SunAmerica Series Trust......................   12
    Principal Variable Contracts Funds, Inc......   12
    Substitution, Addition or Deletion of
      Variable Portfolios........................   13
    Fixed Accounts...............................   13
    Dollar Cost Averaging Fixed Accounts.........   14
    Dollar Cost Averaging Program................   15
    Transfers During the Accumulation Phase......   15
    Short-Term Trading Policies..................   16
    Underlying Fund's Short-Term Policies........   18
    Transfers During Income Phase................   18
    Automatic Asset Rebalancing Program..........   18
    Return Plus Program..........................   19
    Voting Rights................................   19
ACCESS TO YOUR MONEY.............................   19
    Free Withdrawal Provision....................   19
    Systematic Withdrawal Program................   21
    Nursing Home Waiver..........................   21
    Minimum Contract Value.......................   21
    Qualified Contract Owners....................   21
OPTIONAL LIVING BENEFITS.........................   21
    MarketLock...................................   22
    MarketLock For Two...........................   28
    Diversified Strategies Income Rewards........   33
    Capital Protector............................   38
DEATH BENEFITS...................................   39
    Extended Legacy Program and Beneficiary
      Continuation Options.......................   40
    Standard Death Benefit.......................   41
    Optional Estate Rewards Death Benefit........   42
    Optional Earnings Advantage Benefit..........   43
    Spousal Continuation.........................   44
EXPENSES.........................................   44
    Separate Account Expenses....................   44
    Withdrawal Charges...........................   45
    Underlying Fund Expenses.....................   45
    Contract Maintenance Fee.....................   45
    Transfer Fee.................................   46
    Optional Estate Rewards Death Benefit Fee....   46
    Optional Earnings Advantage Fee..............   46
    Optional MarketLock Fee......................   46
    Optional MarketLock For Two Fee..............   46
    Optional Diversified Strategies Income
      Rewards Fee................................   47
    Optional Capital Protector Fee...............   47
    Premium Tax..................................   47
    Income Taxes.................................   47
    Reduction or Elimination of Fees, Expenses
      and Additional Amounts Credited............   47
ANNUITY INCOME OPTIONS...........................   48
    Annuity Date.................................   48
    Annuity Income Options.......................   48
    Transfers During the Income Phase............   50
    Deferment of Payments........................   50
TAXES............................................   50
    Annuity Contracts in General.................   50
    Tax Treatment of Distributions--Non-Qualified
      Contracts..................................   51
    Tax Treatment of Distributions--Qualified
      Contracts..................................   51
    Required Minimum Distributions...............   53
    Tax Treatment of Death Benefits..............   54
    Tax Treatment of Optional Living Benefits....   54
    Contracts Owned by a Trust or Corporation....   54
    Gifts, Pledges and/or Assignments of a
      Contract...................................   54
    Diversification and Investor Control.........   55
OTHER INFORMATION................................   55
    AIG SunAmerica Life..........................   55
    The Distributor..............................   55
    The Separate Account.........................   56
    The General Account..........................   56
    Guarantee of Insurance Obligations...........   56
    Payments in Connection with Distribution of
      the Contract...............................   56
    Administration...............................   58
    Legal Proceedings............................   58
FINANCIAL STATEMENTS.............................   59
    AIG Support Agreement........................   59
    Where You Can Find More Information..........   59
    Registration Statements......................   60
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION....................................   60
APPENDIX A -- DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION...................................  A-1
APPENDIX B -- CONDENSED FINANCIAL INFORMATION....  B-1
APPENDIX C -- OPTIONAL LIVING BENEFITS
  EXAMPLES.......................................  C-1
APPENDIX D -- STATE CONTRACT AVAILABILITY AND/OR
  VARIATIONS OF CERTAIN FEATURES AND BENEFITS....  D-1
APPENDIX E -- MARKET VALUE ADJUSTMENT ("MVA")....  E-1

GLOSSARY
--------------------------------------------------------------------------------


We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.



ACCUMULATION PHASE - The period during which you invest money in your contract.



ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.



ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.



ANNUITY DATE - The date you select on which annuity income payments begin.



ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.



BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.



COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.



CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.



FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.



GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.



INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange



OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.



TRUSTS - Collectively refers to the Anchor Series Trust, SunAmerica Series Trust, and the Principal Variable Contracts Funds, Inc.


UNDERLYING FUNDS - The underlying investment portfolios of the Trust in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

HIGHLIGHTS
--------------------------------------------------------------------------------

The WM Diversified Strategies Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY and FREE LOOK below.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance charge from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.15%. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see FEE TABLE, PURCHASING A WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY and EXPENSES below.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES below.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract. For an additional fee, these features are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. See OPTIONAL LIVING BENEFITS in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Optional enhanced death benefits are also available. Please see DEATH BENEFITS below.


ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS below.


INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life, Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: 1 (877) 311-9682. Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.

See Appendix D for information regarding state contract availability and state specific variations of certain features and benefits.

The Company offers several different variable annuity contracts to meet the diverse needs of our investors. Our contracts may provide different features, benefits, programs and investment options offered at different fees and expenses. When working with your financial representative to determine the best product to meet your needs, you should consider among other things, whether the features of this contract and the related fees provide the most appropriate package to help you meet your retirement savings goals.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   FEE TABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH
PURCHASE PAYMENT)(2)................................  7%


TRANSFER FEE................  $25 per transfer after the
                              first 15 transfers in any
                              contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.



CONTRACT MAINTENANCE FEE(3)..................................................$35


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolio)


      Mortality Risk Charge..........................  0.90%
      Expense Risk Charge............................  0.35%
      Distribution Expense Charge....................  0.15%
      Optional Estate Rewards Fee(4).................  0.15%
      Optional Earnings Advantage Fee(4).............  0.25%
                                                       -----
          TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES.....  1.80%
                                                       =====



ADDITIONAL OPTIONAL FEATURE FEES


You may elect only one of the following optional living benefits below:



OPTIONAL MARKETLOCK FEE


(calculated as a percentage of the MAV Benefit Base)(5)



                                              ANNUALIZED FEE
                                              --------------
All years in which the feature is in              0.65%
  effect....................................



OPTIONAL MARKETLOCK FOR TWO FEE


(calculated as a percentage of the MAV Benefit Base)(5,6)


ALL YEARS IN WHICH THE FEATURE IS IN EFFECT   ANNUALIZED FEE
-------------------------------------------   --------------
Prior to Any Withdrawal.....................      0.40%
After the First Withdrawal..................      0.80%


OPTIONAL DIVERSIFIED STRATEGIES INCOME REWARDS FEE


(calculated as a percentage of your Purchase Payments received in the first 90 days, adjusted for withdrawals)(6,7)



CONTRACT YEAR                                 ANNUALIZED FEE
-------------                                 --------------
0-7.........................................      0.65%
8-10........................................      0.40%
11+.........................................       none



OPTIONAL CAPITAL PROTECTOR FEE


(calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)(8)



CONTRACT YEAR                                 ANNUALIZED FEE
-------------                                 --------------
0-7.........................................      0.65%
8-10........................................      0.40%
11+.........................................       none



UNDERLYING FUND EXPENSES


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUST, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE TRUST. PLEASE READ IT CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES(9)                                               MINIMUM    MAXIMUM
--------------------------------------------------                                               -------    -------
(expenses that are deducted from Underlying Funds, including management fees, other expenses
and 12b-1 fees)................................................................................    0.47%     1.40%


FOOTNOTES TO THE FEE TABLES:


(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. See PREMIUM TAX and STATE APPENDIX below.



(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines as follows:


YEARS SINCE RECEIPT OF PURCHASE PAYMENT:....................   1    2    3    4    5    6    7   8+
                                                              7%   6%   6%   5%   4%   3%   2%   0%


(3) The contract maintenance fee may be waived if contract value is $50,000 or more.



(4) Estate Rewards offers a choice of one of two optional enhanced death benefits. Earnings Advantage, available if you elect Estate Rewards, is also an optional enhanced death benefit feature. If you do not elect either option, your total separate account annual expenses would be 1.40%.



(5) MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits. The MAV Benefit Base equals the greater of (a) Purchase Payments made in the first two years, or (b) the highest contract anniversary value (less Purchase Payments made after the first two years) during the period in which anniversary values are being considered, each adjusted only for excess withdrawals during the applicable period. The applicable annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units invested in Variable Portfolios and reducing the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.



(6) Excess Withdrawals refer to amounts exceeding the maximum annual withdrawal amount available at the time of withdrawal under this feature.



(7) Diversified Strategies Income Rewards, MarketLock, and MarketLock For Two are optional guaranteed minimum withdrawal benefits. The applicable annualized fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter. The Fee is deducted proportionately from your contract value by redeeming Accumulation Units invested in Variable Portfolios which in total equal the amount of the fee.



(8) Capital Protector is an optional guaranteed minimum accumulation benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from contract value by redeeming Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.



(9) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2008. The minimum expense is for an Underlying Fund of Principal Variable Insurance Products Trust as of its fiscal year ended December 31, 2007.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.80% (INCLUDING THE OPTIONAL ESTATE REWARDS BENEFIT AND THE EARNINGS ADVANTAGE BENEFIT), THE OPTIONAL MARKETLOCK FOR TWO FEATURE (0.80%) AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 1.40%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$1,107   $1,832    $2,474     $4,248
-------------------------------------
-------------------------------------



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $407    $1,232    $2,074     $4,248
-------------------------------------
-------------------------------------


MINIMUM EXPENSE EXAMPLES

(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.40%, NO ELECTION OF OPTIONAL FEATURES AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 0.47%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $895    $1,203    $1,437     $2,243
-------------------------------------
-------------------------------------



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $195     $603     $1,037     $2,243
-------------------------------------
-------------------------------------



                     EXPLANATION OF FEE TABLE AND EXAMPLES


1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.
2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in these Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the fee, equals contract value and that no withdrawals are taken during the stated period.


4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

THE WM DIVERSIFIED STRATEGIES

VARIABLE ANNUITY
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several benefits:


     - OPTIONAL LIVING BENEFIT: If you elect an optional living benefit, the insurance company guarantees to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance and may provide a guaranteed income stream or other benefits.


     - DEATH BENEFIT: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - TAX DEFERRAL: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

PURCHASING A WM DIVERSIFIED STRATEGIES

VARIABLE ANNUITY
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

                                      MINIMUM        MINIMUM AUTOMATIC
               MINIMUM INITIAL       SUBSEQUENT         SUBSEQUENT
               PURCHASE PAYMENT   PURCHASE PAYMENT   PURCHASE PAYMENT
               ----------------   ----------------   -----------------
Qualified          $ 2,000            $   100              $100
Non-Qualified      $ 5,000            $   100              $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


MAXIMUM ISSUE AGE

We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT



We allow this contract to be jointly owned. We require that the joint owners be spouses except in states that allow non-spouses to be joint owners. The age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.



Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. However, Domestic Partners should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners to fully benefit from certain benefits and features of the contract, such as optional living benefits that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.



You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.



An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.



Purchase Payments submitted by check can only be accepted by the Company at the following Payment Centers with the following address:


AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330


Purchase payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.


Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065


Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.


If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request at the Annuity Service Center.


Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Money Market Variable Portfolio during the free look period. If we place your money in the Money Market Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We have included the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., a wholly-owned subsidiary of the Company.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

ANCHOR SERIES TRUST--CLASS 2 SHARES

AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

SUNAMERICA SERIES TRUST--CLASS 2 SHARES

AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.--CLASS 1 SHARES



Principal Management Corporation is the investment adviser to the Principal Variable Contracts Funds, Inc. ("PVCF").


              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                             STRATEGIC ASSET MANAGEMENT PORTFOLIOS

Flexible Income                       Edge Asset Management, Inc.                           PVCF(7)
Conservative Balanced                 Edge Asset Management, Inc.                           PVCF
Balanced                              Edge Asset Management, Inc.                           PVCF
Conservative Growth                   Edge Asset Management, Inc.                           PVCF
Strategic Growth                      Edge Asset Management, Inc.                           PVCF

                                          EQUITY FUNDS

Davis Venture Value                   Davis Selected Advisers LLC                           SAST
Global Equities                       J.P. Morgan Investment Management Inc.                SAST
Real Estate Securities                Principal Real Estate Investors, LLC                  PVCF
Equity Income Account(1)              Edge Asset Management, Inc.                           PVCF
LargeCap Blend II(2)                  T. Rowe Price Associates, Inc.                        PVCF
West Coast Equity                     Edge Asset Management, Inc.                           PVCF
MidCap Stock                          Edge Asset Management, Inc.                           PVCF
LargeCap Growth(3)                    Columbus Circle Investors                             PVCF
SmallCap Growth II(4)                 Emerald Advisers, Inc.                                PVCF
                                      Essex Investment Management Company, LLC
                                      UBS Global Asset Management, Inc.
SmallCap Value I(5)                   J.P. Morgan Investment Management Inc.                PVCF
                                      Mellon Equity Associates, LLP
Diversified International             Principal Global Investors, LLC                       PVCF
Mid-Cap Growth                        J.P. Morgan Investment Management Inc.                SAST
Capital Appreciation                  Wellington Management Company, LLP                    AST
Alliance Growth                       AllianceBernstein, L.P.                               SAST
Technology                            Columbia Management Advisors, Inc.                    SAST

                                       FIXED-INCOME FUNDS

Short-Term Income(6)                  Edge Asset Management, Inc.                           PVCF
Mortgage Securities                   Edge Asset Management, Inc.                           PVCF
Income                                Edge Asset Management, Inc.                           PVCF
Money Market                          Principal Global Investors, LLC                       PVCF



All PVCF portfolios are managed by Principal Management Corporation and subadvised by the managers listed above.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


(1) On May 17, 2008, Equity Income I will be renamed to Equity Income Account.



(2) On May 17, 2008, LargeCap Blend will be renamed to LargeCap Blend II.



(3) On May 17, 2008, Growth will be renamed to LargeCap Growth.



(4) On May 17, 2008, SmallCap Growth will be renamed to SmallCap Growth II.



(5) On May 17, 2008, SmallCap Value will be renamed to SmallCap Value I.



(6) On May 17, 2008, Short Term Income will be renamed to Short-Term Income.



(7) On May 17, 2008, Principal Variable Contracts Fund, Inc. changed its name to Principal Variable Contracts Funds, Inc.



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolio or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - CURRENT RATE: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - RENEWAL RATE: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.


We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.


If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.


We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.



If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).



You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

  ----------------------------------------------------------------------------
  MONTH             ACCUMULATION UNIT                  UNITS PURCHASED
  ----------------------------------------------------------------------------
     1                    $ 7.50                             100
     2                    $ 5.00                             150
     3                    $10.00                              75
     4                    $ 7.50                             100
     5                    $ 5.00                             150
     6                    $ 7.50                             100
  ----------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone (800) 445-SUN2, through the Company's website (www.aigsunamerica.com), or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.


Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.


There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfer per contract year.



SHORT-TERM TRADING POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.



The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2007 and within the previous twelve months (from August 17, 2006 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16,
2008).

U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests submitted by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.


All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the

Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods;
(3) reject any Purchase Payment or transfer request; (4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept preauthorized transfer forms.



Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:


     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short- Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM POLICIES



Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.


Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Many investments in the Underlying Funds outside of this contract are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.



TRANSFERS DURING THE INCOME PHASE



During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.



AUTOMATIC ASSET REBALANCING PROGRAM



Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect certain optional living benefits, we will automatically enroll you in the Automatic Asset Rebalancing Program. PLEASE SEE MARKETLOCK AND MARKETLOCK FOR TWO BELOW.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.


ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.



Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period. If you surrender your contract, we also deduct premium taxes and a contract maintenance fee, if applicable.


If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals or the withdrawal charges applicable upon a full surrender of your contract. As a result, if you surrender your contract in the future, and withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount, will result in a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in the EXPENSES section below. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, your annual free withdrawal amount is the greater of:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce Purchase Payments for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you surrender your contract. As a result if you surrender your contract in the future, and withdrawal charges are still applicable, any previous free withdrawals would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

When you make a withdrawal, we return the portion of contract value withdrawn less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=Your contract value at the time of your request for withdrawal ($90,000)

     B=The amount of your Purchase Payments still subject to withdrawal charge
       ($100,000)

     C=The withdrawal charge percentage applicable to the age of each Purchase
       Payment (assuming 5% is the applicable percentage) [B X C=$5,000]


     D=Your contract value ($85,000) available for total withdrawal



SYSTEMATIC WITHDRAWAL PROGRAM



During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.


The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.


In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.


MINIMUM CONTRACT VALUE


Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.



QUALIFIED CONTRACT OWNERS


Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES BELOW for a more detailed explanation.

OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW FOR AN ADDITIONAL FEE. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. IN ADDITION, THESE

FEATURES CAN PROVIDE A GUARANTEED INCOME STREAM AND OTHER BENEFITS. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

MARKETLOCK AND MARKETLOCK FOR TWO


What are MarketLock and MarketLock For Two?



MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). MarketLock For Two is also a guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for the life of two spouses. Thus, MarketLock and MarketLock For Two may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.



Please note that these features and/or their components that permit lifetime withdrawals may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions. MarketLock and MarketLock For Two are described separately below.



The features do not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The features only guarantee lifetime withdrawals in the manner described below. You may never need to rely on MarketLock or MarketLock For Two depending on your contract's market performance, your withdrawal activity, and your longevity.



These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans. The features guarantee only Purchase Payments received in the contract's first two years.



Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see ACCESS TO YOUR MONEY section in the prospectus.



Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AND/OR MARKETLOCK FOR TWO AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.



MARKETLOCK


How and when can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner. MarketLock cannot be elected if you elect any other optional living benefit.

How does MarketLock work?

MarketLock automatically locks in the highest contract Anniversary Value during the first 10 years (or 20 years if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.


The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.


The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" below.

MARKETLOCK SUMMARY TABLE:

------------------------------------------------------------------------------
                              MAXIMUM           INITIAL           MAXIMUM
                               ANNUAL           MINIMUM            ANNUAL
                             WITHDRAWAL        WITHDRAWAL        WITHDRAWAL
                            PERCENTAGE*       PERIOD PRIOR     PERCENTAGE IF
                            PRIOR TO ANY         TO ANY         EXTENSION IS
TIME OF FIRST WITHDRAWAL     EXTENSION         EXTENSION          ELECTED
------------------------------------------------------------------------------
 Before 5th Benefit Year         5%             20 years             5%
   anniversary
------------------------------------------------------------------------------
 On or after 5th Benefit         7%          14.28 years**           7%
   Year anniversary
------------------------------------------------------------------------------
 On or after 10th               10%             10 years             7%
   Benefit Year
   anniversary
------------------------------------------------------------------------------
 On or after 20th               10%             10 years            10%
   Benefit Year
   anniversary
------------------------------------------------------------------------------
 On or after the older           5%           Life of the            5%
   contract owner's 65th                     older contract
   birthday***                                   owner
------------------------------------------------------------------------------

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.


** The fractional year indicates that the final withdrawal of the remaining MAV Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.


*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.


     If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount in a benefit year, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" below.



FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"


How are the components for MarketLock calculated?


FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.


SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.


FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to withdrawals.



FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.


If your MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.


What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

        If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

        (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

        (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

-------------------------------------------------------------------------------------------------------------
             THE AMOUNT WITHDRAWN
              IN A BENEFIT YEAR                              EFFECT ON MINIMUM WITHDRAWAL PERIOD
-------------------------------------------------------------------------------------------------------------
  Amounts up to the Maximum Annual Withdrawal    New Minimum Withdrawal Period = the MAV Benefit Base (which
  Amount                                         includes a deduction for any previous withdrawal), divided by the current Maximum Annual Withdrawal Amount
-------------------------------------------------------------------------------------------------------------
  Amounts in excess of the Maximum Annual        New Minimum Withdrawal Period = the Minimum Withdrawal
  Withdrawal Amount                              Period as of the prior contract anniversary minus one year
-------------------------------------------------------------------------------------------------------------


THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.


What happens if my contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. SEE SPOUSAL CONTINUATION BELOW. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that (1) the original owner did not previously extend the MAV Evaluation Period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:


     1. Annuitize the contract value under the contract's annuity income options; or


     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

If you purchased your contract before May 1, 2006 and elected the MarketLock feature, please see the Statement of Additional Information for details regarding your benefit.

MARKETLOCK FOR TWO

When and how may I elect MarketLock For Two?

You may only elect MarketLock For Two at the time of contract issue and this feature cannot be elected if you elect any other optional living benefit, including MarketLock. To elect MarketLock For Two, you must purchase the contract with your spouse as joint owner or you must designate your spouse as the sole, primary beneficiary. For Non-qualified contracts, the younger owner/spousal beneficiary must be at least age 55 and no older than age 75. For Qualified contracts, the owner and the spousal beneficiary must be at least age 55 and the owner must be no older than age 75 at the time of contract issue.

How does MarketLock For Two work?

MarketLock For Two automatically locks-in the highest Anniversary Value during the first 10 years (or 20 years if you extend the MAV Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over your lifetime and the lifetime of your spouse. You may begin taking withdrawals immediately following the contract issue date. The Maximum Annual Withdrawal Percentage represents the maximum percentage of your MAV Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year, and varies depending on the age of the younger spouse at the time of the first withdrawal.

MARKETLOCK FOR TWO SUMMARY TABLE:

--------------------------------------------------------------
                                           MAXIMUM
                                            ANNUAL
  AGE OF THE YOUNGER SPOUSE               WITHDRAWAL
 AT TIME OF FIRST WITHDRAWAL             PERCENTAGE*
--------------------------------------------------------------
 At least age 55 but prior to
         63rd Birthday                        4%
--------------------------------------------------------------
 At least age 63 but prior to
         76th Birthday                        5%
--------------------------------------------------------------
  On or after 76th birthday                   6%
--------------------------------------------------------------

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts other than this contract will be considered an Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock For Two?" below.

How are the components for MarketLock For Two calculated?


FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. SEE THE SPOUSAL CONTINUATION SECTION below. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.


SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base is equal to the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any Excess Withdrawals are taken. Please see "What are the effects of withdrawals on MarketLock For Two?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for excess withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse's age when you take your first withdrawal. Applicable percentages are shown in the MarketLock For Two Summary table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal

Percentage. If the MAV Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

What is the fee for MarketLock For Two?

The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. The 0.80% fee applicable after the first withdrawal is assessed at the end of the quarter in which the withdrawal is taken. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock For Two?

The Maximum Annual Withdrawal Amount and the MAV Benefit Base may change over time as a result of the timing and amounts of withdrawals.

Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime.

The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

     MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock For Two Calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount For Two.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if at the time an Excess Withdrawal is taken, your contract value is reduced to zero, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes. As long as the Benefit is still in effect and the younger spouse is age 85 or younger at the time you elect the extension, they may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the components for MarketLock For Two calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted for market gains on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for excess withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What happens to MarketLock For Two upon a spousal continuation?

The components of the feature will not change as a result of a spousal continuation. A continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a continuing spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the continuing spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the continuing spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. (See "Can I extend the MAV Evaluation Period beyond 10 years?").

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Two upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

     3. Any payment option mutually agreeable between you and us.

Upon election of items 1, 2, or 3 above, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock For Two be cancelled?

MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock For Two is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect MarketLock For Two after cancellation.

Are there circumstances under which MarketLock For Two will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender of the contract; or

     3. A death benefit is paid and the contract is not continued by the spouse; or

     4. Excess withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

     5. Death of surviving original spouse; or

     6. A change in ownership that involves the original owner(s) except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"*

     * If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

     1. One of the two original owners is removed from the contract; or

     2. The original spousal beneficiary is removed or replaced; or

     3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

     4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "Can MarketLock For Two be cancelled?"

DIVERSIFIED STRATEGIES INCOME REWARDS

What is Diversified Strategies Income Rewards?

Diversified Strategies Income Rewards is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream. You are guaranteed to receive withdrawals over a minimum number of years that in total equal at least Purchase Payments made in the first 90 days after contract issue with an opportunity for a Step-Up Amount, as described below, adjusted for withdrawals during that period (the "Benefit"); these withdrawals are guaranteed even if the contract value falls to zero. Diversified Strategies Income Rewards does not guarantee lifetime withdrawals but it may offer protection in the event your contract value declines due to unfavorable investment performance. Diversified Strategies Income Rewards has rules and restrictions that are discussed more fully below.

Diversified Strategies Income Rewards offers three options. These options provide, over a minimum number of years, a guaranteed minimum withdrawal amount equal to at least your Purchase Payments made in the first 90 days (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or 50% step-up amount depending on the option elected. If you take withdrawals prior to the Benefit Availability Date (as defined in the table below), you will receive either no step-up amount or a reduced step-up amount, depending on the option selected.

Each option and its components are described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.

How and when can I elect Diversified Strategies Income Rewards?

You may only elect this feature at the time of contract issue. You may not change the option after election. Please refer to the Diversified Strategies Income Rewards Summary Table below for the age limitations associated with these features.

Generally, once you elect Diversified Strategies Income Rewards, it cannot be cancelled.

Diversified Strategies Income Rewards cannot be elected if you elect any other optional Living Benefit. Diversified Strategies Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

How is the Benefit for Diversified Strategies Income Rewards calculated?

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

What are the three Diversified Strategies Income Rewards options?

The table below is a summary of the three Diversified Strategies Income Rewards options we are currently offering.

DIVERSIFIED STRATEGIES INCOME REWARDS SUMMARY:

----------------------------------------------------------------------------------------------------------
                                                                                            MINIMUM
                                                                                           WITHDRAWAL
                                                                                            PERIOD*
                                                                                          (IF MAXIMUM
                                                                        MAXIMUM              ANNUAL
                                      BENEFIT                            ANNUAL            WITHDRAWAL
                  MAXIMUM           AVAILABILITY       STEP-UP         WITHDRAWAL         AMOUNT TAKEN
 OPTION         ELECTION AGE            DATE            AMOUNT       PERCENTAGE***         EACH YEAR)
----------------------------------------------------------------------------------------------------------
    1      Age 80 or younger on       3 years          10%* of           10% of             11 years
           the contract issue        following        Withdrawal       Withdrawal
           date                    contract issue    Benefit Base     Benefit Base
                                        date
----------------------------------------------------------------------------------------------------------
    2      Age 80 or younger on       5 years          20%* of           10% of             12 years
           the contract issue        following        Withdrawal       Withdrawal
           date                    contract issue    Benefit Base     Benefit Base
                                        date
----------------------------------------------------------------------------------------------------------
    3      Age 70 or younger on       10 years         50%** of          10% of             15 years
           the contract issue        following        Withdrawal       Withdrawal
           date                    contract issue    Benefit Base     Benefit Base
                                        date
----------------------------------------------------------------------------------------------------------

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period. Please see IMPORTANT INFORMATION section below.

How are the components for Diversified Strategies Income Rewards calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include spousal continuation contributions. SEE SPOUSAL CONTINUATION BELOW.

SECOND, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

THIRD, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Diversified Strategies Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. If you elect Option 3, the Step-Amount will be reduced to 30% of the Withdrawal Benefit Base if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

FOURTH, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Diversified Strategies Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Diversified Strategies Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Diversified Strategies Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Diversified Strategies Income Rewards?

The annualized Diversified Strategies Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

               ------------------------------------------------------------------
                      CONTRACT YEAR                         ANNUALIZED FEE
               ------------------------------------------------------------------
                        0-7 years                               0.65%
               ------------------------------------------------------------------
                        8-10 years                              0.45%
               ------------------------------------------------------------------
                           11+                                   None
               ------------------------------------------------------------------

What are the effects of withdrawals on Diversified Strategies Income Rewards?

The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Diversified Strategies Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3.

     Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount.

     Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

     (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

        a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.

     If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

        a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

     CONTRACT VALUE: Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if my contract value is reduced to zero with Diversified Strategies Income Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Diversified Strategies Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments. SEE SPOUSAL CONTINUATION BELOW.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Diversified Strategies Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Diversified Strategies Income Rewards. SEE DEATH BENEFITS BELOW. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.

Can Diversified Strategies Income Rewards be cancelled?

Once you elect Diversified Strategies Income Rewards, you may not cancel the feature. However, there is no charge for Diversified Strategies Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

     1. The Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

What happens to Diversified Strategies Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option. PLEASE SEE INCOME OPTIONS BELOW.

Important Information about Diversified Strategies Income Rewards

Diversified Strategies Income Rewards is designed to offer protection of your initial investment in the event of a significant market downturn. Diversified Strategies Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract. Diversified Strategies Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature also does not guarantee lifetime income payments. You may never need to rely on Diversified Strategies Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

WITHDRAWALS UNDER THIS FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you elect Diversified Strategies Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DIVERSIFIED STRATEGIES INCOME REWARDS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

CAPITAL PROTECTOR

What is Capital Protector?

Capital Protector is an optional guaranteed minimum accumulation benefit offered on your contract. At the end of 10 full contract years ("Benefit Date"), the feature makes a one-time adjustment ("Benefit") so that your contract will be worth at least the amount of your guaranteed Purchase Payment(s), adjusted for withdrawals, as specified below. Capital Protector offers protection in the event that your contract value declines due to unfavorable investment performance.

How and when can I elect Capital Protector?

You may only elect this feature at the time your contract is issued, so long as the Waiting Period ends before your Latest Annuity Date. You cannot elect the feature if you are age 81 or older on the contract issue date. Seasons Promise is not available if you elect any other optional living benefit.

Capital Protector may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end Benefit Date.

How is the Benefit calculated for Capital Protector?

The Benefit is a one-time adjustment to your contract in the event that your contract value on the Benefit Date is less than the Purchase Payments made in the contract's first 90 days.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

What is the fee for Capital Protector?

The annualized fee will be deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

---------------------------------------------------------
       CONTRACT YEAR               ANNUALIZED FEE*
---------------------------------------------------------
            0-7                         0.50%
---------------------------------------------------------
            8-10                        0.25%
---------------------------------------------------------
            11+                          none
---------------------------------------------------------

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the contract issue date.

What happens to Capital Protector upon a spousal continuation?

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated until 10 full contract years have passed starting from the original issue date. Therefore, the corresponding Benefit Date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

Important Information about Capital Protector

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector would not protect the majority of those payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the Benefit Date your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 contract years. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce or eliminate the value of the Benefit.

We will allocate the Benefit, if any, on the Benefit Date to the Money Market Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE CAPITAL PROTECTOR AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


DEATH BENEFITS

--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE ANNUITY INCOME OPTIONS BELOW.



If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE MARKETLOCK AND MARKETLOCK FOR TWO ABOVE.


You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order, at the Annuity Service Center (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).

Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.


We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.


To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit is the greater of:

     1. Contract value; or

     2. The lesser of:

        a. Net Purchase Payments; or

        b. 125% of Contract Value.

OPTIONAL ESTATE REWARDS DEATH BENEFIT


You may elect one of the optional death benefits below, for an additional fee, which may provide greater protection for your beneficiaries. You must choose either Option 1 or Option 2 at the time you purchase your contract and once made, cannot be changed or terminated. The annualized fee for the optional death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios.


OPTION 1 -- ACCUMULATION OPTION


The death benefit is the greatest of:


     1. Contract value; or


     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or



     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.


The Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 -- MAXIMUM ANNIVERSARY VALUE OPTION


The death benefit is the greatest of:


     1. Contract value; or

     2. Net Purchase Payments; or


     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that anniversary.


The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of death.

If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.


For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

OPTIONAL EARNINGS ADVANTAGE BENEFIT

Earnings Advantge, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. Earnings Advantge is not available if you are age 81 or older at the time we issue your contract.

In order to elect Earnings Advantge, you must have also elected one of the optional enhanced death benefits described above. You must elect Earnings Advantge at the time we issue your contract and you may not terminate this election. Furthermore, Earnings Advantge is not payable after the Latest Annuity Date. You may pay for Earnings Advantge and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "Earnings Advantge Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantge Benefit"), to the death benefit payable. The contract year of your death will determine the Earnings Advantge Percentage and the Maximum Earnings Advantge Benefit.

The table below applies to contracts issued prior to your 70th birthday:

      -----------------------------------------------------------------------------------------------
           CONTRACT YEAR              EARNINGS ADVANTGE                        MAXIMUM
             OF DEATH                    PERCENTAGE                   EARNINGS ADVANTGE BENEFIT
      -----------------------------------------------------------------------------------------------
            Years 0 - 4                25% of Earnings              40% of Net Purchase Payments
      -----------------------------------------------------------------------------------------------
            Years 5 - 9                40% of Earnings              65% of Net Purchase Payments*
      -----------------------------------------------------------------------------------------------
             Years 10+                 50% of Earnings              75% of Net Purchase Payments*
      -----------------------------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

      -----------------------------------------------------------------------------------------------
           CONTRACT YEAR              EARNINGS ADVANTGE                        MAXIMUM
             OF DEATH                    PERCENTAGE                   EARNINGS ADVANTGE BENEFIT
      -----------------------------------------------------------------------------------------------
        All Contract Years             25% of Earnings              40% of Net Purchase Payments*
      -----------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum Earnings Advantge Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the Earnings Advantge Percentage and Maximum Earnings Advantge Benefit as indicated in the table above.

What is the Earnings Advantge Percentage?

We determine the Earnings Advantge benefit using the Earnings Advantge Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your Earnings Advantge benefit will be zero.

What is the Maximum Earnings Advantge Benefit?

The Earnings Advantge benefit is subject to a maximum dollar amount. The Maximum Earnings Advantge benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

Earnings Advantge may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue Earnings Advantge if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the Earnings Advantge feature. If the Continuing Spouse terminates Earnings Advantge or dies after the Latest Annuity Date, no Earnings Advantge benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE EARNINGS ADVANTGE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

EXPENSES
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. Please see Appendix D for state-specific expenses.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the Contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.40% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for seven complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

      YEAR          1    2    3    4    5    6    7    8
-----------------  ---  ---  ---  ---  ---  ---  ---  ---
Withdrawal Charge   7%   6%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

     Investment Management Fees

     The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

     12B-1 FEES

     Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

     There is a 0.15% fee applicable to Class 2 shares of AST and the SAST Portfolios and Class 1 shares of PVCF Portfolios. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

     FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, REFER TO THE PROSPECTUSES FOR THE TRUSTS.


CONTRACT MAINTENANCE FEE


During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of

Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE


We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.


OPTIONAL ESTATE REWARDS DEATH BENEFIT FEE

The annualized fee for the optional death benefit is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL EARNINGS ADVANTAGE FEE

The annualized fee for the optional Earnings Advantage is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:


---------------------------------------------------------------------------
                                                 ANNUALIZED FEE
---------------------------------------------------------------------------
         All years in which
      the feature is in effect              0.65% of MAV Benefit Base
---------------------------------------------------------------------------


OPTIONAL MARKETLOCK FOR TWO FEE

The annualized MarketLock For Two fee will be assessed as a percentage of the MAV Benefit Base for all years in which the feature is in effect. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:


------------------------------------------------------------------------------
ALL YEARS IN WHICH THE FEATURE IS IN EFFECT           ANNUALIZED FEE
------------------------------------------------------------------------------
         Prior to Any Withdrawal                0.40% of MAV Benefit Base
------------------------------------------------------------------------------
       After the First Withdrawal               0.80% of MAV Benefit Base
------------------------------------------------------------------------------

OPTIONAL DIVERSIFIED STRATEGIES INCOME REWARDS FEE

The annualized Diversified Strategies Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:


--------------------------------------------------------------------------
       CONTRACT YEAR                        ANNUALIZED FEE
--------------------------------------------------------------------------
         0-7 years                 0.65% of Withdrawal Benefit Base
--------------------------------------------------------------------------
         8-10 years                0.45% of Withdrawal Benefit Base
--------------------------------------------------------------------------
         11+ years                               none
--------------------------------------------------------------------------


OPTIONAL CAPITAL PROTECTOR FEE

The annualized fee for the Capital Protector feature is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since the contract issue date. If you elect the feature, the fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

---------------------------------------------------------
       CONTRACT YEAR                ANNUALIZED FEE
---------------------------------------------------------
            0-7                         0.50%
---------------------------------------------------------
            8-10                        0.25%
---------------------------------------------------------
            11+                          none
---------------------------------------------------------

PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5% when you fully surrender your contract or begin the Income Phase. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE STATE APPENDIX BELOW FOR A LISTING OF THE STATES THAT CHARGE PREMIUM TAXES AND THE PERCENTAGE OF THE TAX.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.


ANNUITY INCOME OPTIONS

--------------------------------------------------------------------------------

ANNUITY DATE


During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.


We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.


If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE SEE MARKETLOCK AND MARKETLOCK FOR TWO ABOVE.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

ANNUITY INCOME OPTIONS


You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive your notification no annuity income option based on the life of the Annuitant may be elected.


ANNUITY OPTION 1 - LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.


The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE INCOME PAYMENTS


You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

TAXES
--------------------------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS


All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.


TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     - after attaining age 59 1/2;


     - when paid to your Beneficiary after you die;


     - after you become disabled (as defined in the IRC);


     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;


     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.



The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:


     - after attainment of age 59 1/2;


     - when paid to your Beneficiary after you die;


     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.



Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Transfer among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.



On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.



Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.



The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.



You may wish to discuss the new regulations and/or the general information above with your tax advisor.



Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.



If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.



REQUIRED MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.



If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS



Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.



If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. You should consult a tax advisor before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

OTHER INFORMATION
--------------------------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.

THE DISTRIBUTOR


Principal Funds Distributor, Inc., ("Distributor") 1201 Third Avenue, 8th Floor, Seattle, Washington 98101, distributes the contracts. The Distributor is a registered broker-dealer under the Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT


Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.


The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. See the Statement of Additional Information for more information regarding these arrangements.

GUARANTEE OF INSURANCE OBLIGATIONS


As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT


     PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and the Distributor. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.65% of contract value annually.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representative's compensation.



ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee.



Asset-based payments primarily create incentives to service and maintain previously sold contacts. Sales-based payments primarily create incentives to make new sales of contracts. These payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.



We enter into such arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such revenue sharing arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.



We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2007 in the Statement of Additional Information which is available upon request.



We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.



Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.


PAYMENTS WE RECEIVE


We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.



We generally receive three kinds of payments described below.


RULE 12B-1 OR SERVICE FEES. We receive either 12b-1 of up to 0.15% or service fees of up to 0.50% of the average daily assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments are paid voluntarily and may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain investment advisers, subadvisers (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts may provide such managers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the managers participation.



In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (877) 311-9682, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.



There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


The consolidated financial statements and financial statement schedules incorporated in this prospectus by reference to AIG's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at (877) 311-9682.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (877) 311-9682. The contents of the SAI are listed below.


Separate Account............................................    3
General Account.............................................    3
Support Agreement Between the Company and AIG...............    4
Death Benefits for Contracts Issued Prior to March 14,
  2005......................................................    4
MarketLock Optional Living Benefit for Contracts Issued
  Before May 1, 2006........................................    6
Performance Data............................................   12
Income Protector............................................   15
Annuity Income Payments.....................................   18
Annuity Unit Values.........................................   18
Variable Annuity Payments...................................   20
Taxes.......................................................   21
Broker-Dealer Firms Receiving Revenue Sharing Payments......   31
Distribution of Contracts...................................   32
Financial Statements........................................   32

APPENDIX A -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------

The following details the death benefit options and Estate Rewards benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

1. STANDARD DEATH BENEFIT

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

     a. Contract value; or

     b. Continuation Net Purchase Payments.

     If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     a. Contract value; or

     b. The lesser of:

        (1) Continuation Net Purchase Payments; or

        (2) 125% of the contract value.

If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to the contract value.

2. PURCHASE PAYMENT ACCUMULATION OPTION

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or


     b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or


     c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Net Purchase Payments; or


     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.


If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

3. MAXIMUM ANNIVERSARY VALUE OPTION

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Net Purchase Payments; or


     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.


If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before June 1, 2004.

B.  EARNINGS ADVANTAGE BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The Earnings Advantage benefit is only available if the original owner elected Earnings Advantage and the Continuing Spouse is age 80 or younger on the Continuation Date. Earnings Advantage benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable. The contract year of death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage Benefit. The Earnings Advantage benefit, if any, is added to the death benefit payable under the Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available Earnings Advantage benefit:

--------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE             MAXIMUM EARNINGS ADVANTAGE AMOUNT
--------------------------------------------------------------------------------------------
 Years 0 - 4               25% of Earnings    40% of Continuation Net Purchase Payments
--------------------------------------------------------------------------------------------
 Years 5 - 9               40% of Earnings    65% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------
 Years 10+                 50% of Earnings    75% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available Earnings Advantage benefit:

--------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE             MAXIMUM EARNINGS ADVANTAGE AMOUNT
--------------------------------------------------------------------------------------------
 All Contract Years        25% of Earnings    40% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum Earnings Advantage Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the Earnings Advantage benefit?

We determine the Earnings Advantage benefit based upon a percentage of earnings, as indicated in the tables above, in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum Earnings Advantage benefit?

The Earnings Advantage benefit is subject to a maximum dollar amount. The Maximum Earnings Advantage Benefit is a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

The Earnings Advantage benefit will only be paid if the Continuing Spouse's date of death is prior to the latest Annuity Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                                   Inception       Fiscal Year      Fiscal Year      Fiscal Year      Fiscal Year
     ANCHOR SERIES TRUST              to              Ended            Ended            Ended            Ended
           CLASS 2:                12/31/01         12/31/02         12/31/03         12/31/04         12/31/05
-------------------------------------------------------------------------------------------------------------------
  Capital Appreciation
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $35.378      (a) $33.835      (a) $25.756      (a) $33.541      (a) $36.036
                                (b) $35.378      (b) $33.791      (b) $25.621      (b) $33.232      (b) $35.562
        Ending AUV............  (a) $33.835      (a) $25.756      (a) $33.541      (a) $36.036      (a) $39.614
                                (b) $33.791      (b) $25.621      (b) $33.232      (b) $35.562      (b) $38.937
        Ending Number of AUs..  (a) 4,781        (a) 22,572       (a) 40,276       (a) 73,281       (a) 82,010
                                (b) 3,896        (b) 15,556       (b) 19,710       (b) 29,119       (b) 25,769
-------------------------------------------------------------------------------------------------------------------
                                  FiscaltYear      Fiscal Year      Fiscal Year      Fiscal Year      Fiscal Year
      SUNAMERICA SERIES              Ended            Ended            Ended            Ended            Ended
        TRUST CLASS 2:             12/31/06         12/31/07         12/31/03         12/31/04         12/31/05
----------------------------------------------------------------
  Alliance Growth
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $32.786      (a) $32.676      (a) $22.108      (a) $27.387      (a) $29.108
                                (b) $32.786      (b) $32.649      (b) $22.000      (b) $27.144      (b) $28.736
        Ending AUV............  (a) $32.676      (a) $22.108      (a) $27.387      (a) $29.108      (a) $33.424
                                (b) $32.649      (b) $22.000      (b) $27.144      (b) $28.736      (b) $32.866
        Ending Number of AUs..  (a) 735          (a) 7,147        (a) 12,587       (a) 13,979       (a) 20,456
                                (b) 1,409        (b) 8,861        (b) 11,951       (b) 16,104       (b) 15,083
-------------------------------------------------------------------------------------------------------------------
  Davis Venture Value
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $27.129      (a) $26.286      (a) $21.550      (a) $28.246      (a) $31.571
                                (b) $27.129      (b) $26.197      (b) $21.391      (b) $27.926      (b) $31.088
        Ending AUV............  (a) $26.286      (a) $21.550      (a) $28.246      (a) $31.571      (a) $34.384
                                (b) $26.197      (b) $21.391      (b) $27.926      (b) $31.088      (b) $33.724
        Ending Number of AUs..  (a) 2,529        (a) 28,675       (a) 35,223       (a) 36,604       (a) 50,703
                                (b) 2,600        (b) 10,380       (b) 10,169       (b) 9,363        (b) 11,393
-------------------------------------------------------------------------------------------------------------------
  Global Equities
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $17.986      (a) $17.516      (a) $12.616      (a) $15.714      (a) $17.309
                                (b) $17.986      (b) $17.542      (b) $12.577      (b) $15.604      (b) $17.120
        Ending AUV............  (a) $17.516      (a) $12.616      (a) $15.714      (a) $17.309      (a) $19.734
                                (b) $17.542      (b) $12.577      (b) $15.604      (b) $17.120      (b) $19.440
        Ending Number of AUs..  (a) 1,341        (a) 9,707        (a) 12,854       (a) 21,913       (a) 25,255
                                (b) 19           (b) 3,172        (b) 5,787        (b) 5,622        (b) 6,039
-------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $15.227      (a) $13.438      (a) $6.992       (a) $9.449       (a) $10.614
                                (b) $15.227      (b) $13.422      (b) $6.953       (b) $9.358       (b) $10.471
        Ending AUV............  (a) $13.438      (a) $6.992       (a) $9.449       (a) $10.614      (a) $10.784
                                (b) $13.422      (b) $6.953       (b) $9.358       (b) $10.471      (b) $10.596
        Ending Number of AUs..  (a) 7,564        (a) 38,564       (a) 57,960       (a) 68,471       (a) 87,049
                                (b) 4,846        (b) 48,552       (b) 60,126       (b) 68,085       (b) 65,018
-------------------------------------------------------------------------------------------------------------------
  Technology
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $4.018       (a) $3.453       (a) $1.720       (a) $2.554       (a) $2.451
                                (b) $4.018       (b) $3.459       (b) $1.718       (b) $2.541       (b) $2.429
        Ending AUV............  (a) $3.453       (a) $1.720       (a) $2.554       (a) $2.451       (a) $2.408
                                (b) $3.459       (b) $1.718       (b) $2.541       (b) $2.429       (b) $2.377
        Ending Number of AUs..  (a) 19,075       (a) 72,091       (a) 72,512       (a) 73,013       (a) 52,968
                                (b) 1,501        (b) 20,382       (b) 62,519       (b) 63,957       (b) 59,446
-------------------------------------------------------------------------------------------------------------------

  Capital Appreciation
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $39.614      (a) $43.460
                                (b) $38.937      (b) $42.547
        Ending AUV............  (a) $43.460      (a) $54.665
                                (b) $42.547      (b) $53.303
        Ending Number of AUs..  (a) 151,009      (a) 159,389
                                (b) 20,320       (b) 18,841
------------------------------
  Alliance Growth
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $33.424      (a) $33.165
                                (b) $32.866      (b) $32.480
        Ending AUV............  (a) $33.165      (a) $37.424
                                (b) $32.480      (b) $36.506
        Ending Number of AUs..  (a) 36,706       (a) 33,883
                                (b) 6,938        (b) 3,594
------------------------------
  Davis Venture Value
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $34.384      (a) $39.038
                                (b) $33.724      (b) $38.135
        Ending AUV............  (a) $39.038      (a) $40.612
                                (b) $38.135      (b) $39.514
        Ending Number of AUs..  (a) 106,113      (a) 113,244
                                (b) 10,557       (b) 5,732
------------------------------
  Global Equities
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $19.734      (a) $24.069
                                (b) $19.440      (b) $23.616
        Ending AUV............  (a) $24.069      (a) $26.512
                                (b) $23.616      (b) $25.910
        Ending Number of AUs..  (a) 67,956       (a) 94,706
                                (b) 4,766        (b) 4,062
------------------------------
  Mid Cap Growth
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $10.784      (a) $10.891
                                (b) $10.596      (b) $10.659
        Ending AUV............  (a) $10.891      (a) $12.540
                                (b) $10.659      (b) $12.224
        Ending Number of AUs..  (a) 113,874      (a) 103,320
                                (b) 44,080       (b) 30,695
------------------------------
  Technology
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $2.408       (a) $2.398
                                (b) $2.377       (b) $2.358
        Ending AUV............  (a) $2.398       (a) $2.879
                                (b) $2.358       (b) $2.819
        Ending Number of AUs..  (a) 53,614       (a) 76,579
                                (b) 58,965       (b) 55,801
------------------------------


          AUV -- Accumulation Unit Value
          AU -- Accumulation Units
          (a) Reflects AUV/AU without election of Earnings Advantage
          (b) Reflects AUV/AU with election of Earnings Advantage

                                   Inception       Fiscal Year      Fiscal Year      Fiscal Year      Fiscal Year
      PRINCIPAL VARIABLE              to              Ended            Ended            Ended            Ended
   CONTRACTS FUNDS, INC.*:         12/31/01         12/31/02         12/31/03         12/31/04         12/31/05
-------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio Class 1
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $7.576       (a) $7.544       (a) $6.786       (a) $8.214       (a) $8.920
                                (b) $7.576       (b) $7.531       (b) $6.748       (b) $8.135       (b) $8.799
        Ending AUV............  (a) $7.544       (a) $6.786       (a) $8.214       (a) $8.920       (a) $9.324
                                (b) $7.531       (b) $6.748       (b) $8.135       (b) $8.799       (b) $9.161
        Ending Number of AUs..  (a) 393,878      (a) 3,452,275    (a) 6,791,743    (a) 9,038,434    (a) 10,309,312
                                (b) 425,063      (b) 1,966,925    (b) 2,836,346    (b) 3,194,674    (b) 2,753,769
-------------------------------------------------------------------------------------------------------------------
  Conservative Balanced
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $5.514       (a) $5.543       (a) $5.343       (a) $6.169       (a) $6.583
                                (b) $5.514       (b) $5.539       (b) $5.318       (b) $6.116       (b) $6.499
        Ending AUV............  (a) $5.543       (a) $5.343       (a) $6.169       (a) $6.583       (a) $6.790
                                (b) $5.539       (b) $5.318       (b) $6.116       (b) $6.499       (b) $6.677
        Ending Number of AUs..  (a) 99,398       (a) 578,767      (a) 1,109,847    (a) 1,535,565    (a) 1,743,354
                                (b) 23,679       (b) 212,458      (b) 329,852      (b) 299,283      (b) 298,971
-------------------------------------------------------------------------------------------------------------------
  Conservative Growth
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $8.163       (a) $7.966       (a) $6.637       (a) $8.426       (a) $9.287
                                (b) $8.163       (b) $7.957       (b) $6.604       (b) $8.350       (b) $9.167
        Ending AUV............  (a) $7.966       (a) $6.637       (a) $8.426       (a) $9.287       (a) $9.803
                                (b) $7.957       (b) $6.604       (b) $8.350       (b) $9.167       (b) $9.637
        Ending Number of AUs..  (a) 217,903      (a) 1,574,812    (a) 3,102,160    (a) 3,619,505    (a) 3,719,617
                                (b) 180,433      (b) 1,071,253    (b) 1,210,955    (b) 1,234,845    (b) 1,094,837
-------------------------------------------------------------------------------------------------------------------
  Equity Income Account**
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $6.289       (a) $6.393       (a) $5.516       (a) $7.077       (a) $8.313
                                (b) $6.289       (b) $6.381       (b) $5.484       (b) $7.008       (b) $8.199
        Ending AUV............  (a) $6.393       (a) $5.516       (a) $7.077       (a) $8.313       (a) $9.039
                                (b) $6.381       (b) $5.484       (b) $7.008       (b) $8.199       (b) $8.880
        Ending Number of AUs..  (a) 109,250      (a) 1,067,980    (a) 1,611,820    (a) 1,791,807    (a) 2,437,646
                                (b) 58,313       (b) 380,505      (b) 434,430      (b) 489,095      (b) 571,321
-------------------------------------------------------------------------------------------------------------------
  Flexible Income
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $6.404       (a) $6.530       (a) $6.578       (a) $7.349       (a) $7.716
                                (b) $6.404       (b) $6.513       (b) $6.534       (b) $7.271       (b) $7.603
        Ending AUV............  (a) $6.530       (a) $6.578       (a) $7.349       (a) $7.716       (a) $7.868
                                (b) $6.513       (b) $6.534       (b) $7.271       (b) $7.603       (b) $7.722
        Ending Number of AUs..  (a) 186,817      (a) 1,143,068    (a) 2,262,614    (a) 3,115,170    (a) 3,251,549
                                (b) 121,877      (b) 494,722      (b) 808,158      (b) 720,052      (b) 673,910
-------------------------------------------------------------------------------------------------------------------
  Large Cap Blend II***
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $6.374       (a) $6.044       (a) $4.699       (a) $5.876       (a) $6.321
                                (b) $6.374       (b) $6.035       (b) $4.674       (b) $5.821       (b) $6.236
        Ending AUV............  (a) $6.044       (a) $4.699       (a) $5.876       (a) $6.321       (a) $6.438
                                (b) $6.035       (b) $4.674       (b) $5.821       (b) $6.236       (b) $6.327
        Ending Number of AUs..  (a) 83,275       (a) 357,413      (a) 574,264      (a) 733,386      (a) 643,693
                                (b) 57,082       (b) 188,611      (b) 222,245      (b) 245,591      (b) 238,081
-------------------------------------------------------------------------------------------------------------------

                                  Fiscal Year      Fiscal Year
      PRINCIPAL VARIABLE             Ended            Ended
   CONTRACTS FUNDS, INC.*:         12/31/06         12/31/07
------------------------------  --------------------------------
  Balanced Portfolio Class 1
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $9.324       (a) $10.170
                                (b) $9.161       (b) $9.952
        Ending AUV............  (a) $10.170      (a) $10.898
                                (b) $9.952       (b) $10.620
        Ending Number of AUs..  (a) 11,312,236   (a) 10,298,846
                                (b) 2,570,223    (b) 2,378,660
------------------------------
  Conservative Balanced
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $6.790       (a) $7.287
                                (b) $6.677       (b) $7.137
        Ending AUV............  (a) $7.287       (a) $7.729
                                (b) $7.137       (b) $7.539
        Ending Number of AUs..  (a) 1,721,699    (a) 1,603,406
                                (b) 246,675      (b) 223,072
------------------------------
  Conservative Growth
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $9.803       (a) $10.846
                                (b) $9.637       (b) $10.620
        Ending AUV............  (a) $10.846      (a) $11.689
                                (b) $10.620      (b) $11.399
        Ending Number of AUs..  (a) 3,677,487    (a) 3,393,553
                                (b) 1,015,025    (b) 922,898
------------------------------
  Equity Income Account**
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $9.039       (a) $10.532
                                (b) $8.880       (b) $10.306
        Ending AUV............  (a) $10.532      (a) $10.930
                                (b) $10.306      (b) $10.652
        Ending Number of AUs..  (a) 4,438,883    (a) 4,449,349
                                (b) 580,660      (b) 493,550
------------------------------
  Flexible Income
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $7.868       (a) $8.290
                                (b) $7.722       (b) $8.104
        Ending AUV............  (a) $8.290       (a) $8.672
                                (b) $8.104       (b) $8.443
        Ending Number of AUs..  (a) 2,757,769    (a) 2,535,403
                                (b) 561,146      (b) 522,427
------------------------------
  Large Cap Blend II***
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $6.438       (a) $7.102
                                (b) $6.327       (b) $6.951
        Ending AUV............  (a) $7.102       (a) $7.369
                                (b) $6.951       (b) $7.184
        Ending Number of AUs..  (a) 680,304      (a) 663,027
                                (b) 216,419      (b) 202,708
------------------------------



          AUV -- Accumulation Unit Value
          AU -- Accumulation Units
          (a) Reflects AUV/AU without election of Earnings Advantage
          (b) Reflects AUV/AU with election of Earnings Advantage
            * On May 17, 2008, Principal Variable Contracts Fund, Inc. changed its name to Principal Variable Contracts Funds, Inc.


           ** Prior to May 17, 2008, known as Equity Income Account I.


          *** Prior to May 17, 2008, known as Large Cap Blend Portfolio.

                                   Inception       Fiscal Year      Fiscal Year      Fiscal Year      Fiscal Year
      PRINCIPAL VARIABLE              to              Ended            Ended            Ended            Ended
   CONTRACTS FUNDS, INC.*:         12/31/01         12/31/02         12/31/03         12/31/04         12/31/05
-------------------------------------------------------------------------------------------------------------------
  Large Cap Growth**
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $8.096       (a) $7.147       (a) $4.862       (a) $6.194       (a) $6.611
                                (b) $8.096       (b) $7.131       (b) $4.832       (b) $6.131       (b) $6.516
        Ending AUV............  (a) $7.147       (a) $4.862       (a) $6.194       (a) $6.611       (a) $7.002
                                (b) $7.131       (b) $4.832       (b) $6.131       (b) $6.516       (b) $6.874
        Ending Number of AUs..  (a) 27,301       (a) 119,082      (a) 150,222      (a) 162,693      (a) 132,268
                                (b) 5,665        (b) 38,297       (b) 39,588       (b) 37,177       (b) 36,884
-------------------------------------------------------------------------------------------------------------------
  Income
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $5.506       (a) $5.725       (a) $6.189       (a) $6.700       (a) $6.974
                                (b) $5.506       (b) $5.714       (b) $6.152       (b) $6.634       (b) $6.878
        Ending AUV............  (a) $5.725       (a) $6.189       (a) $6.700       (a) $6.974       (a) $7.043
                                (b) $5.714       (b) $6.152       (b) $6.634       (b) $6.878       (b) $6.917
        Ending Number of AUs..  (a) 72,090       (a) 508,450      (a) 1,063,870    (a) 1,025,581    (a) 1,125,795
                                (b) 46,356       (b) 224,362      (b) 219,572      (b) 237,917      (b) 188,343
-------------------------------------------------------------------------------------------------------------------
  Diversified International
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $4.693       (a) $4.550       (a) $3.782       (a) $5.053       (a) $5.661
                                (b) $4.693       (b) $4.569       (b) $3.784       (b) $5.036       (b) $5.619
        Ending AUV............  (a) $4.550       (a) $3.782       (a) $5.053       (a) $5.661       (a) $6.580
                                (b) $4.569       (b) $3.784       (b) $5.036       (b) $5.619       (b) $6.504
        Ending Number of AUs..  (a) 909          (a) 10,524       (a) 19,405       (a) 74,298       (a) 119,650
                                (b) 175          (b) 9,073        (b) 9,051        (b) 7,234        (b) 8,855
-------------------------------------------------------------------------------------------------------------------
  Mid Cap Stock
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $6.488       (a) $6.675       (a) $5.901       (a) $7.433       (a) $8.400
                                (b) $6.488       (b) $6.668       (b) $5.872       (b) $7.366       (b) $8.291
        Ending AUV............  (a) $6.675       (a) $5.901       (a) $7.433       (a) $8.400       (a) $9.392
                                (b) $6.668       (b) $5.872       (b) $7.366       (b) $8.291       (b) $9.233
        Ending Number of AUs..  (a) 27,209       (a) 142,437      (a) 283,314      (a) 462,156      (a) 419,645
                                (b) 22,411       (b) 79,108       (b) 86,000       (b) 127,901      (b) 124,038
-------------------------------------------------------------------------------------------------------------------
  Money Market
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $5.756       (a) $5.795       (a) $5.794       (a) $5.751       (a) $5.719
                                (b) $5.756       (b) $5.764       (b) $5.739       (b) $5.673       (b) $5.619
        Ending AUV............  (a) $5.795       (a) $5.794       (a) $5.751       (a) $5.719       (a) $5.786
                                (b) $5.764       (b) $5.739       (b) $5.673       (b) $5.619       (b) $5.662
        Ending Number of AUs..  (a) 46,507       (a) 569,371      (a) 559,449      (a) 578,009      (a) 706,400
                                (b) 10,619       (b) 49,257       (b) 101,736      (b) 59,900       (b) 40,803
-------------------------------------------------------------------------------------------------------------------
  Short-Term Income***
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $5.728       (a) $5.909       (a) $6.192       (a) $6.444       (a) $6.485
                                (b) $5.728       (b) $5.895       (b) $6.153       (b) $6.377       (b) $6.393
        Ending AUV............  (a) $5.909       (a) $6.192       (a) $6.444       (a) $6.485       (a) $6.500
                                (b) $5.895       (b) $6.153       (b) $6.377       (b) $6.393       (b) $6.381
        Ending Number of AUs..  (a) 4,605        (a) 170,505      (a) 490,699      (a) 430,071      (a) 347,707
                                (b) 11,940       (b) 125,668      (b) 122,207      (b) 107,055      (b) 37,295
-------------------------------------------------------------------------------------------------------------------

                                  Fiscal Year      Fiscal Year
      PRINCIPAL VARIABLE             Ended            Ended
   CONTRACTS FUNDS, INC.*:         12/31/06         12/31/07
------------------------------  --------------------------------
  Large Cap Growth**
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $7.002       (a) $7.245
                                (b) $6.874       (b) $7.085
        Ending AUV............  (a) $7.245       (a) $8.814
                                (b) $7.085       (b) $8.585
        Ending Number of AUs..  (a) 127,363      (a) 133,434
                                (b) 36,388       (b) 29,003
------------------------------
  Income
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $7.043       (a) $7.285
                                (b) $6.917       (b) $7.126
        Ending AUV............  (a) $7.285       (a) $7.608
                                (b) $7.126       (b) $7.412
        Ending Number of AUs..  (a) 1,621,772    (a) 1,718,896
                                (b) 190,867      (b) 183,904
------------------------------
  Diversified International
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $6.580       (a) $7.822
                                (b) $6.504       (b) $7.701
        Ending AUV............  (a) $7.822       (a) $8.951
                                (b) $7.701       (b) $8.778
        Ending Number of AUs..  (a) 377,314      (a) 549,256
                                (b) 12,054       (b) 30,399
------------------------------
  Mid Cap Stock
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $9.392       (a) $10.824
                                (b) $9.233       (b) $10.599
        Ending AUV............  (a) $10.824      (a) $9.835
                                (b) $10.599      (b) $9.592
        Ending Number of AUs..  (a) 532,356      (a) 488,977
                                (b) 102,155      (b) 87,788
------------------------------
  Money Market
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $5.786       (a) $5.954
                                (b) $5.662       (b) $5.803
        Ending AUV............  (a) $5.954       (a) $6.161
                                (b) $5.803       (b) $5.981
        Ending Number of AUs..  (a) 503,564      (a) 622,973
                                (b) 41,619       (b) 39,144
------------------------------
  Short-Term Income***
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $6.500       (a) $6.704
                                (b) $6.381       (b) $6.555
        Ending AUV............  (a) $6.704       (a) $6.908
                                (b) $6.555       (b) $6.728
        Ending Number of AUs..  (a) 307,531      (a) 275,654
                                (b) 161,816      (b) 156,012
------------------------------



          AUV -- Accumulation Unit Value
          AU -- Accumulation Units
          (a) Reflects AUV/AU without election of Earnings Advantage
          (b) Reflects AUV/AU with election of Earnings Advantage
            * On May 17, 2008, Principal Variable Contracts Fund, Inc. changed its name to Principal Variable Contracts Funds, Inc.


           ** Prior to May 17, 2008, known as Growth Portfolio.


          *** Prior to May 17, 2008, known as Short Term Income Portfolio.

                                   Inception       Fiscal Year      Fiscal Year      Fiscal Year      Fiscal Year
      PRINCIPAL VARIABLE              to              Ended            Ended            Ended            Ended
   CONTRACTS FUNDS, INC.*:         12/31/01         12/31/02         12/31/03         12/31/04         12/31/05
-------------------------------------------------------------------------------------------------------------------
  Small Cap Growth II**
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $8.272       (a) $7.425       (a) $3.870       (a) $6.542       (a) $6.753
                                (b) $8.272       (b) $7.422       (b) $3.853       (b) $6.487       (b) $6.670
        Ending AUV............  (a) $7.425       (a) $3.870       (a) $6.542       (a) $6.753       (a) $6.544
                                (b) $7.422       (b) $3.853       (b) $6.487       (b) $6.670       (b) $6.437
        Ending Number of AUs..  (a) 14,716       (a) 85,682       (a) 155,493      (a) 221,273      (a) 168,515
                                (b) 3,471        (b) 32,891       (b) 69,505       (b) 83,019       (b) 64,344
-------------------------------------------------------------------------------------------------------------------
  Small Cap Value I***
    (Inception Date --
    07/01/05)
        Beginning AUV.........  (a) N/A          (a) N/A          (a) N/A          (a) N/A          (a) $10.000
                                (b) N/A          (b) N/A          (b) N/A          (b) N/A          (b) $10.000
        Ending AUV............  (a) N/A          (a) N/A          (a) N/A          (a) N/A          (a) $10.020
                                (b) N/A          (b) N/A          (b) N/A          (b) N/A          (b) $9.946
        Ending Number of AUs..  (a) N/A          (a) N/A          (a) N/A          (a) N/A          (a) 5,359
                                (b) N/A          (b) N/A          (b) N/A          (b) N/A          (b) 14
-------------------------------------------------------------------------------------------------------------------
  Strategic Growth
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $9.190       (a) $8.800       (a) $6.898       (a) $9.052       (a) $10.071
                                (b) $9.190       (b) $8.800       (b) $6.870       (b) $8.979       (b) $9.950
        Ending AUV............  (a) $8.800       (a) $6.898       (a) $9.052       (a) $10.071      (a) $10.697
                                (b) $8.800       (b) $6.870       (b) $8.979       (b) $9.950       (b) $10.526
        Ending Number of AUs..  (a) 43,009       (a) 294,264      (a) 650,628      (a) 950,930      (a) 1,114,280
                                (b) 27,642       (b) 129,261      (b) 181,458      (b) 196,054      (b) 190,562
-------------------------------------------------------------------------------------------------------------------
  Mortgage Securities
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $5.671       (a) $5.847       (a) $6.278       (a) $6.323       (a) $6.471
                                (b) $5.671       (b) $5.843       (b) $6.248       (b) $6.268       (b) $6.389
        Ending AUV............  (a) $5.847       (a) $6.278       (a) $6.323       (a) $6.471       (a) $6.526
                                (b) $5.843       (b) $6.248       (b) $6.268       (b) $6.389       (b) $6.417
        Ending Number of AUs..  (a) 123,734      (a) 1,428,375    (a) 2,361,580    (a) 1,663,190    (a) 1,430,913
                                (b) 74,564       (b) 446,911      (b) 415,138      (b) 319,675      (b) 261,146
-------------------------------------------------------------------------------------------------------------------
  West Coast Equity
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $9.446       (a) $8.858       (a) $6.766       (a) $9.564       (a) $10.661
                                (b) $9.446       (b) $8.844       (b) $6.728       (b) $9.472       (b) $10.516
        Ending AUV............  (a) $8.858       (a) $6.766       (a) $9.564       (a) $10.661      (a) $11.414
                                (b) $8.844       (b) $6.728       (b) $9.472       (b) $10.516      (b) $11.214
        Ending Number of AUs..  (a) 29,204       (a) 465,406      (a) 749,108      (a) 977,169      (a) 1,126,107
                                (b) 36,362       (b) 177,710      (b) 199,919      (b) 202,443      (b) 218,719
-------------------------------------------------------------------------------------------------------------------
  Real Estate Securities
    (Inception Date --
    08/04/03)
        Beginning AUV.........  (a) N/A          (a) N/A          (a) $10.590      (a) $11.434      (a) $14.985
                                (b) N/A          (b) N/A          (b) $10.540      (b) $11.462      (b) $14.894
        Ending AUV............  (a) N/A          (a) N/A          (a) $11.434      (a) $14.985      (a) $16.167
                                (b) N/A          (b) N/A          (b) $11.462      (b) $14.894      (b) $16.002
        Ending Number of AUs..  (a) N/A          (a) N/A          (a) 13           (a) 38,619       (a) 52,019
                                (b) N/A          (b) N/A          (b) 13           (b) 2,745        (b) 4,359
-------------------------------------------------------------------------------------------------------------------

                                  Fiscal Year      Fiscal Year
      PRINCIPAL VARIABLE             Ended            Ended
   CONTRACTS FUNDS, INC.*:         12/31/06         12/31/07
------------------------------  --------------------------------
  Small Cap Growth II**
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $6.544       (a) $6.893
                                (b) $6.437       (b) $6.754
        Ending AUV............  (a) $6.893       (a) $7.135
                                (b) $6.754       (b) $6.963
        Ending Number of AUs..  (a) 174,641      (a) 164,265
                                (b) 60,663       (b) 40,107
------------------------------
  Small Cap Value I***
    (Inception Date --
    07/01/05)
        Beginning AUV.........  (a) $10.020      (a) $11.089
                                (b) $9.946       (b) $10.862
        Ending AUV............  (a) $11.089      (a) $9.894
                                (b) $10.862      (b) $9.624
        Ending Number of AUs..  (a) 18,456       (a) 30,676
                                (b) 12           (b) 9
------------------------------
  Strategic Growth
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $10.697      (a) $11.926
                                (b) $10.526      (b) $11.688
        Ending AUV............  (a) $11.926      (a) $12.890
                                (b) $11.688      (b) $12.582
        Ending Number of AUs..  (a) 1,173,492    (a) 1,094,714
                                (b) 190,837      (b) 173,317
------------------------------
  Mortgage Securities
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $6.526       (a) $6.721
                                (b) $6.417       (b) $6.583
        Ending AUV............  (a) $6.721       (a) $7.064
                                (b) $6.583       (b) $6.891
        Ending Number of AUs..  (a) 1,261,812    (a) 992,803
                                (b) 236,860      (b) 204,859
------------------------------
  West Coast Equity
    (Inception Date --
    07/09/01)
        Beginning AUV.........  (a) $11.414      (a) $12.609
                                (b) $11.214      (b) $12.338
        Ending AUV............  (a) $12.609      (a) $13.518
                                (b) $12.338      (b) $13.176
        Ending Number of AUs..  (a) 1,948,188    (a) 1,902,845
                                (b) 218,489      (b) 192,729
------------------------------
  Real Estate Securities
    (Inception Date --
    08/04/03)
        Beginning AUV.........  (a) $16.167      (a) $21.237
                                (b) $16.002      (b) $20.936
        Ending AUV............  (a) $21.237      (a) $17.239
                                (b) $20.936      (b) $16.927
        Ending Number of AUs..  (a) 79,780       (a) 66,939
                                (b) 4,916        (b) 2,086
------------------------------



          AUV -- Accumulation Unit Value
          AU -- Accumulation Units
          (a) Reflects AUV/AU without election of Earnings Advantage
          (b) Reflects AUV/AU with election of Earnings Advantage
            * On May 17, 2008, Principal Variable Contracts Fund, Inc. changed its name to Principal Variable Contracts Funds, Inc.


           ** Prior to May 17, 2008, known as Small-Cap Growth Portfolio


          *** Prior to May 17, 2008, known as Small-Cap Value Portfolio.

APPENDIX C -- OPTIONAL LIVING BENEFITS EXAMPLES

--------------------------------------------------------------------------------

The following examples demonstrate the operation of the MarketLock, MarketLock For Two and Diversified Strategies Income Rewards features:


MARKETLOCK AND MARKETLOCK FOR TWO


EXAMPLE 1:


     Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $105,000.



     Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the MAV Benefit Base
     (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your first contract anniversary, you may take up to $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's MAV Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.


EXAMPLE 2:


     Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the fifth contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:



-------------------------------------------------------------------------------------------------------------
                                                                                            LIFETIME MAXIMUM
      CONTRACT                               MAV         MAXIMUM ANNUAL        MINIMUM      ANNUAL WITHDRAWAL
     ANNIVERSARY       CONTRACT VALUE    BENEFIT BASE   WITHDRAWAL AMOUNT WITHDRAWAL PERIOD      AMOUNT
-------------------------------------------------------------------------------------------------------------
         1st              $105,000         $105,000          $5,250              20              $5,250
-------------------------------------------------------------------------------------------------------------
         2nd              $115,000         $115,000          $5,750              20              $5,750
-------------------------------------------------------------------------------------------------------------
         3rd              $107,000         $115,000          $5,750              20              $5,750
-------------------------------------------------------------------------------------------------------------
         4th              $110,000         $110,000          $5,500              20              $5,500
-------------------------------------------------------------------------------------------------------------
         5th              $120,000         $120,000          $8,400            14.28             $6,000
-------------------------------------------------------------------------------------------------------------



     On your fifth contract anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your fifth contract anniversary is 7% of the MAV Benefit Base
     (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is
     14.28 years ($120,000/$8,400). Therefore, as of your fifth contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year. If you are age 65 or older, you may take annual withdrawals of up to $6,000
     (5% X $120,000) for life.


EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT:


     Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the fifth contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your sixth contract year, after your fifth contract anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, following this first withdrawal of $4,500, you may take withdrawals of up to $8,400 annually over the next 13 years, plus $6,300 in the last Benefit Year.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:


     Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the fifth contract anniversary. Assume that your contract values and MAV Benefit Base values are as follows:



-------------------------------------------------------------------------------------------------------------
                                                                                            LIFETIME MAXIMUM
      CONTRACT                               MAV         MAXIMUM ANNUAL        MINIMUM      ANNUAL WITHDRAWAL
     ANNIVERSARY       CONTRACT VALUE    BENEFIT BASE   WITHDRAWAL AMOUNT WITHDRAWAL PERIOD      AMOUNT
-------------------------------------------------------------------------------------------------------------
         1st              $105,000         $105,000          $5,250              20              $5,250
-------------------------------------------------------------------------------------------------------------
         2nd              $115,000         $115,000          $5,750              20              $5,750
-------------------------------------------------------------------------------------------------------------
         3rd              $120,000         $120,000          $6,000              20              $6,000
-------------------------------------------------------------------------------------------------------------
         4th              $110,000         $120,000          $6,000              20              $6,000
-------------------------------------------------------------------------------------------------------------
         5th              $80,000          $120,000          $8,400            14.28             $6,000
-------------------------------------------------------------------------------------------------------------



     Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your fifth contract anniversary is 7% of the MAV Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, you may take annual withdrawals of up to $8,400 over the next 14 years, plus $2,400 in the last Benefit Year.



     Now assume that during your sixth contract year, after your fifth contract anniversary, your contract value is $80,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount
     ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the contract value and the MAV Benefit Base. Your contract value after this portion of the withdrawal is $71,600 ($80,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the MAV Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($68,312/$71,600 = 95.4%), (or $111,600 X 95.4%) which equals $106,475.
     Your MAV Benefit Base is the lesser of these two calculations, or $106,475. The Minimum Withdrawal Period following the Excess Withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the Excess Withdrawal is your MAV Benefit Base divided by your Minimum Withdrawal Period ($106,475/13.28), which equals $8,017.71. Therefore, you may take annual withdrawals of up to $8,017.71 over the next 13 years, plus $2,244.77 in the last Benefit Year. Since the withdrawal is greater than your lifetime Maximum Annual Withdrawal Amount ($6,000), lifetime withdrawals are no longer available.

EXAMPLE 5:


     Assume you elect MarketLock For Two and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $105,000.



     Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals (when the younger of you and if applicable, your spouse is at least 63 years old but younger than 76 years old) is 5% of the MAV Benefit Base (5% X $105,000 = $5,250). Therefore, as of your first contract anniversary, you may take up to $105,000 in withdrawals of up to $5,250 annually as long as at least one of you or your spouse is alive.


EXAMPLE 6:

     Assume you elect MarketLock For Two and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

-----------------------------------------------------------------------------------------------
          ANNIVERSARY                   CONTRACT VALUE                 MAV BENEFIT BASE
-----------------------------------------------------------------------------------------------
              1st                          $105,000                        $105,000
-----------------------------------------------------------------------------------------------
              2nd                          $115,000                        $115,000
-----------------------------------------------------------------------------------------------
              3rd                          $107,000                        $115,000
-----------------------------------------------------------------------------------------------
              4th                          $110,000                        $115,000
-----------------------------------------------------------------------------------------------
              5th                          $120,000                        $120,000
-----------------------------------------------------------------------------------------------


     On your fifth contract anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals (provided the younger of you or your spouse is at least 76) is 6% of the MAV Benefit Base (6% x $120,000 = $7,200). Therefore, you may take up to $7,200 annually while at least one of you or your spouse is alive.


EXAMPLE 7 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:


     Assume you elect MarketLock For Two, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the fifth contract anniversary, and contract values and Benefit Base values are as described in EXAMPLE 6 above. Also assume that during your sixth contract year, after your fifth contract anniversary, your contract value is $118,000 and you make your first withdrawal in the amount of $11,632. Assuming that you or the younger of you or your spouse is at least age 76 at the time of your first withdrawal, your Maximum Annual Withdrawal percentage would be 6% of the MAV Benefit Base (6% X $120,000 = $7,200). However because your withdrawal of $11,632 is greater than your Maximum Annual Withdrawal Amount ($7,200), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,632 - $7,200), or $4,432. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,200. Your contract value after this portion of the withdrawal is $110,800
     ($118,000 - $7,200), but your Benefit Base is unchanged. Next, we recalculate your Benefit Base by reducing the Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,432/$110,800 = 4%), (or $120,000 X 96%) which equals $115,200. Your new
     Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal percentage ($115,200 X 6%), which equals $6,912. Therefore, you may take up to $6,912 annually while at least one of you or your spouse is alive.

DIVERSIFIED STRATEGIES INCOME REWARDS

     EXAMPLE 1 OF DIVERSIFIED STRATEGIES INCOME REWARDS:

     Assume you elect Diversified Strategies Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your Withdrawal Benefit Base is $100,000 on the Benefit Availability Date.

     Your Stepped-Up Benefit Base equals Withdrawal Benefit Base plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your Maximum
     Annual Withdrawal Amount as of the Benefit Availability Date is 10% of your Withdrawal Benefit Base ($100,000 X 10% = $10,000). The Minimum Withdrawal Period is equal to the Stepped-Up Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 12 years ($120,000/$10,000). Therefore, you may take up to $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years beginning on or after the Benefit Availability Date.

     EXAMPLE 2 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE
                 FOR DIVERSIFIED STRATEGIES INCOME REWARDS OPTIONS 1 AND 2:

     Assume you elect Diversified Strategies Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

     Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000).
     Since the Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date, your Stepped-Up Benefit Base on the Benefit Availability Date equals your Withdrawal Benefit Base. Therefore, the Stepped-Up Benefit Base also equals $90,000. Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).

     EXAMPLE 3 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE
                 FOR DIVERSIFIED STRATEGIES INCOME REWARDS OPTION 3:

     Assume you elect Diversified Strategies Income Rewards Option 3 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

     Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000).
     Since the withdrawal occurred prior to the Benefit Availability Date, your Step-Up Amount will be reduced to 30% of your Withdrawal Benefit Base ((30% X $90,000) = $27,000). Therefore, your Stepped-Up Benefit Base on the Benefit Availability Date equals the Withdrawal Benefit Base plus the Step-Up Amount (($90,000 + $27,000) = $117,000). Your Maximum Annual
     Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 13 years ($117,000/$9,000 = 13).

     EXAMPLE 4 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
                 WITHDRAWAL AMOUNT AFTER THE BENEFIT AVAILABILITY DATE FOR DIVERSIFIED STRATEGIES INCOME REWARDS:

     Assume you elect Diversified Strategies Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date.

     Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($10,000), your Stepped-Up Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new Stepped-Up Benefit Base equals $112,500. Your Maximum Annual Withdrawal Amount remains $10,000. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Stepped-Up Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 annually over a minimum of 11 years, plus $2,500 in the last Benefit Year.

     EXAMPLE 5 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL
                 AMOUNT AFTER THE BENEFIT AVAILABILITY DATE FOR DIVERSIFIED STRATEGIES INCOME REWARDS:

     Assume you elect Diversified Strategies Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. Your Withdrawal Benefit Base is $100,000 and your Stepped-Up Benefit Base is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal.

     Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($10,000), we recalculate your Stepped-Up Benefit Base ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the Stepped-Up Benefit Base ($120,000 - $15,000 = $105,000). For the second calculation, we deduct the amount of the Maximum Annual Withdrawal Amount from the Stepped-Up Benefit Base ($120,000 - $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal ($5,000 /$125,000 = 4%). Finally we reduce $110,000 by that proportion (4%) which equals $105,600. Your Stepped-Up Benefit Base is the lesser of these two calculations or $105,000. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (12 years) reduced by one year (11 years). Your Maximum Annual Withdrawal Amount is your Stepped-Up Benefit Base divided by your Minimum Withdrawal Period ($105,000/11), which equals $9,545.45.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                         CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                         AVAILABILITY OR VARIATION                        STATES
-----------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10         Pennsylvania
                                   transfer fee.                                              Texas
-----------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                           North Dakota
-----------------------------------------------------------------------------------------------------------------
 Administration Charge             Charge will be deducted pro-rata from variable portfolios  Washington only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
-----------------------------------------------------------------------------------------------------------------
 Capital Protector, Diversified    Charge will be deducted pro-rata from variable portfolios  Washington
 Strategies Income Rewards,        only. If Purchase Payments are allocated among Fixed
 MarketLock, MarketLock For Two    Accounts only, no charge will be deducted.
-----------------------------------------------------------------------------------------------------------------
 Capital Protector                 The fee for Capital Protector is as follows:               Oregon
                                   Years 0-7  0.65%                                           Washington
                                   Years 8-10 0.30%
                                   Years 11+ 0.00%
-----------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your   Arizona
                                   Contract Date, the Free Look period is 30 days
-----------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on     California
                                   your Contract Date, the Free Look period is 30 days.
-----------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the    Oregon
                                   penalty free withdrawal amount.
-----------------------------------------------------------------------------------------------------------------
 Death Benefits                    The standard death benefit is only available to contract   Washington
                                   owners or continuing spouses who are age 82 and younger.
                                   The EstatePlus death benefit is not available.
-----------------------------------------------------------------------------------------------------------------
 Purchase Payment Accumulation     Net Purchase Payments are compounded at a 3% annual        Washington
 Death Benefit                     growth rate regardless of the issue age.
-----------------------------------------------------------------------------------------------------------------
 Market Value Adjustment           L equal to 0.0025                                          Florida
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0.50% for qualified       California
                                   contracts and 2.35% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified          Maine
                                   contracts and 2.0% for non-qualified contracts when you
                                   make a Purchase Payment.
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified          Nevada
                                   contracts and 3.5% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       For the first $500,000 in the contract, we deduct premium  South Dakota tax charges of 0% for qualified contracts and 1.25% for
                                   non-qualified contracts when you make a Purchase Payment.
                                   For any amount in excess of $500,000 in the contract, we
                                   deduct front-end premium tax charges of 0% for qualified
                                   contracts and 0.80% for non-qualified contracts when you
                                   make a Purchase Payment.
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 1.0% for qualified        West Virginia
                                   contracts and 1.0% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified          Wyoming
                                   contracts and 1.0% for non-qualified contracts when you
                                   make a Purchase Payment.
-----------------------------------------------------------------------------------------------------------------

APPENDIX E -- MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we could credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

     where:

       I is the interest rate you are earning on the money invested in the Fixed Account;

       J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

       N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

       L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     If a withdrawal is made within 30 days after the end of a guarantee period;

     If a withdrawal is made to pay contract fees and charges;

     To pay a death benefit; and

     Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the
    Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the WM Diversified Strategies Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                   FIXED AND VARIABLE GROUP DEFERRED CONTRACTS

                                    ISSUED BY

                            VARIABLE SEPARATE ACCOUNT

                            WM DIVERSIFIED STRATEGIES

                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2008, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:


         AIG SunAmerica Life Assurance Company
         Annuity Service Center
         P.O. Box 54299
         Los Angeles, California 90054-0299


     The date of this Statement of Additional Information is May 1, 2008.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
Separate Account......................................................      3
General Account.......................................................      3
Support Agreement Between the Company and AIG.........................      4
Death Benefits for Contracts Issued Prior to March 14, 2005...........      4
MarketLock Optional Living Benefit for Contracts Issued Before
  May 1, 2006.........................................................      6
Performance Data......................................................     12
Income Protector......................................................     15
Annuity Income Payments...............................................     18
Annuity Unit Values...................................................     18
Variable Annuity Payments.............................................     20
Taxes.................................................................     21
Broker-Dealer Firms Receiving Revenue Sharing Payments................     31
Distribution of Contracts.............................................     32
Financial Statements..................................................     32

                                SEPARATE ACCOUNT


Anchor National Life Insurance Company ("Anchor National") established Variable Separate Account ("Separate Account") under Arizona law on January 1, 1996 when it assumed the Separate Account originally established under California law on June 25, 1981 as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a wholly owned subsidiary of AIG Retirement Services, Inc. (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.



The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.


The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity payments will vary with the values of shares of the Underlying Funds, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                         AMERICAN HOME ASSURANCE COMPANY

All references in this SAI to American Home Assurance Company ("American Home") apply only to contracts with a date of December 29, 2006 or earlier. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG").


                                 GENERAL ACCOUNT

The General Account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to available fixed investment options and/or available DCA fixed account(s) in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                 SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.


          DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MARCH 14, 2005

If your contract was issued prior to March 14, 2005, the following death benefits apply:

STANDARD DEATH BENEFIT

The standard death benefit on your contract is the greater of:

     1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the earlier of age 75 or the date of death, plus any Purchase Payments recorded after the earlier of age 75 or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the earlier of age 75 or date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     2.  the contract value at the time we receive satisfactory proof of death.

ESTATE REWARDS DEATH BENEFIT(S)

For an additional fee, you may elect one of the Estate Rewards Death Benefits which can provide greater protection for your beneficiaries. You must choose between Option 1 and Option 2 at the time you purchase your contract and you can not change your election at any time. The Estate Rewards Death Benefit is not available if you are age 81 or older at the time of contract issue. The fee for Estate Rewards death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTION 1 - 5% ACCUMULATION OPTION

  THE DEATH BENEFIT IS THE GREATER OF:

     a.  the contract value at the time we receive satisfactory proof of death;
         or

     b. Net Purchase Payments compounded to the earlier of your 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.

If you die after your latest Annuity Date, the 5% Accumulation Option death benefit reverts to the Standard Death Benefit. Thus, your beneficiaries may receive no benefit from Estate Rewards Death Benefit. This option may not be available in all states. Check with your financial representative regarding availability.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

THE DEATH BENEFIT IS THE GREATEST OF:

     a.  Net Purchase Payments; or

     b.  the contract value at the time we receive satisfactory proof of death;
         or

     c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

         If the Maximum Anniversary Value option was elected and you or the Continuing Spouse live to be age 90 or older, the death benefit will be the contract value because the Maximum Anniversary Value option ends at age 90. However, if you selected the Earnings Advantage benefit and death occurs after age 90 but before the latest annuity date at age 95, your beneficiary or Continuing Spouse will benefit from the Earnings Advantage.

EARNINGS ADVANTAGE

The Earnings Advantage benefit may increase the Estate Rewards death benefit amount. In order to make an Earnings Advantage election you must have already elected one of the Estate Rewards Death Benefits described above. The Earnings Advantage is available for an additional charge of 0.25% of the average daily ending value of the assets you have allocated to the Variable Portfolios. You are not required to elect the Earnings Advantage feature if you select the Estate Rewards Death Benefit, but once elected, generally, it cannot be terminated. Further, if you elect both the Estate Rewards and Earnings Advantage the combined charge will be 0.40% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.

The Contract Year of Death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:

------------------------------------------------------------------------------------------------------------------
CONTACT YEAR OF DEATH                     EARNINGS ADVANTAGE                             MAXIMUM
                                              PERCENTAGE                        EARNINGS ADVANTAGE AMOUNT
------------------------------------------------------------------------------------------------------------------
  Years 0 - 4                               25% of Earnings                    25% of Net Purchase Payments
------------------------------------------------------------------------------------------------------------------
  Years 5 - 9                               40% of Earnings                   40% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------
  Years 10+                                 50% of Earnings                   50% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of the Net Purchase Payments for the purpose of the Maximum Earnings Advantage Amount calculation.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the Earnings Advantage Percentage Amount?
We determine the amount of the Earnings Advantage based upon a percentage of earnings in your contract at the time of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the date of death; and

     (2) equals Net Purchase Payments.

What is the Maximum Earnings Advantage?
The Earnings Advantage amount is subject to a maximum. The maximum Earnings Advantage amount is equal to a percentage of your Net Purchase Payments.

The Earnings Advantage benefit will only be paid if your date of death is prior to the latest Annuity Date. Thus, your beneficiaries may receive no benefit from your election of the Earnings Advantage Benefit if you live past your latest Annuity Date. This option may not be available in all states. Check with your Investment Representative regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THESE DEATH BENEFIT FEATURES (IN THEIR ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your Spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). The contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. The Continuing Spouse can only elect to continue the contract upon the death of the original owner of the contract.

Upon continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. The Continuation Contribution is not considered a Purchase Payment for any other calculation except as noted in Appendix B. To the extent the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of Earnings Advantage. We will terminate Earnings Advantage if the Continuing Spouse is age 81 or older on the Continuation Date. If Earnings Advantage is not terminated or discontinued and the Continuing Spouse dies after the latest Annuity Date no Earnings Advantage benefit will be payable. SEE APPENDIX B FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATION FOLLOWING A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

  MARKETLOCK OPTIONAL LIVING BENEFIT FOR CONTRACTS ISSUED BEFORE MAY 1, 2006*

* You may have purchased your contract through a broker-dealer in which the MarketLock feature described below was issued after May 1, 2006. Please read your contract for specific details regarding the MarketLock feature your purchased.

MARKETLOCK

What is MarketLock?

MarketLock is an optional living benefit features designed to help you create a guaranteed income stream. You may elect MarketLock, for which you will be charged an annualized fee on a quarterly basis. You are guaranteed to receive withdrawals over a minimum number of years that in total equal at least Eligible Purchase Payments, as described below, adjusted for withdrawals during that period (the "Benefit"), even if the contract value falls to zero. MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance. MarketLock has rules and restrictions that are discussed more fully below.

MarketLock provides a guaranteed minimum withdrawal amount generally based on the greater of the highest or maximum anniversary value ("MAV") that occurs during the MAV Evaluation Period (defined below) or the Purchase Payments made in the first two years, adjusted for withdrawals during that period.

How and when can I elect MarketLock?

You may only elect the feature at the time of contract issue. You may not change the option after election. Please refer to the MarketLock section below for the age limitations associated with this feature.

MarketLock may be cancelled only as of the 5(th), 10(th), and remaining subsequent contract anniversaries. Requests to cancel MarketLock will be effective on the next available cancellation date after receipt. Once MarketLock is cancelled, you will no longer be charged for the feature and you may not re-elect the feature.

MarketLock cannot be elected if you elect the other optional living benefits. MarketLock may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

How is the Benefit calculated?

In order to determine the Benefit's value, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

What is the MarketLock option?

MarketLock provides a guarantee that the highest Anniversary Value during the relevant MAV Evaluation Period (defined below) can be withdrawn over the period that the feature is in effect. You may only elect MarketLock if you are age 75 or younger on the contract issue date. The table below is a summary of MarketLock option we are currently offering.

MARKETLOCK SUMMARY:

                                                    MAXIMUM
                                       MINIMUM       ANNUAL
                           MAXIMUM   WITHDRAWAL    WITHDRAWAL
                            ANNUAL      PERIOD       AMOUNT
                          WITHDRAWAL   PRIOR TO    PERCENTAGE
                           AMOUNT*       ANY      IF EXTENSION
TIME OF FIRST WITHDRAWAL  PERCENTAGE  EXTENSION    IS ELECTED
--------------------------------------------------------------
 Before 5(th) Benefit        5%       20 years        5%
    Year anniversary
--------------------------------------------------------------
  On or after 5(th)          7%         14.28         7%
      Benefit Year                      years
      anniversary
--------------------------------------------------------------
  On or after 10(th)         10%      10 years        7%
      Benefit Year
      anniversary
--------------------------------------------------------------
  On or after 20(th)         10%      10 years        10%
      Benefit Year
      anniversary
--------------------------------------------------------------

* For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period. Please see Important Information section below.

How are the components for MarketLock calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions. Eligible Purchase Payments are limited to $1 million without our prior approval.

Second, we calculate the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary minus any Ineligible Purchase Payments.

Third, we determine the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below. If you do not elect to extend the MAV Evaluation Period, the period will automatically end.

Fourth, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base is at least equal to Eligible Purchase Payments, as adjusted for withdrawals of contract value. Subsequent Eligible Purchase Payments are added to the MAV Benefit Base when they are received.

On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base. Any continuation contributions as a result of a spousal continuation are included in calculating the Anniversary Values used to determine the MAV Benefit Base during the MAV Evaluation Period.

At the end of the MAV Evaluation Period, as long as MarketLock is still in effect and you are age [85] or younger, you will be given the chance to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. Any additional MAV Evaluation Periods, if available, will be for a time period that we determine and will be offered at our discretion. We will notify you of the time period available for election prior to the expiration of any MAV Evaluation Period. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should know that the provisions for the feature, such as the fee, will change to the provisions in effect at the time you elect to extend, which may be different from the provisions when you initially elected the feature.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries as described above, but will continue at the level in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals as described below. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is an amount calculated as a percentage of the MAV Benefit Base at the time of the first withdrawal and represents the maximum amount that may be withdrawn under this feature each contract year. These percentages are shown in the MarketLock Summary table, above. If the MAV Benefit Base is increased to the current Anniversary Value (as described above in the MAV Benefit Base section), the Maximum Annual Withdrawal Amount will be recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Amount percentage multiplied by the new MAV Benefit Base.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The Minimum Withdrawal Period is calculated by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Period is recalculated when the MAV Benefit Base is adjusted to a higher anniversary value, and is summarized in the MarketLock Summary table, above.

Further effects of withdrawals on the above components are described below in the section entitled WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

What is the fee for MarketLock?

The fee for MarketLock is 0.65% of the MAV Benefit Base. Each time you extend the MAV Evaluation Period, if offered and you elect it, the fee will be changed to the extension fee in effect at the time. The fee will be deducted quarterly from your contract value, starting on the first quarter following your contract date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender your contract or annuitize before the end of the quarter.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of withdrawals of contract value. Total withdrawals in any contract year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. In addition to these amounts, withdrawals in excess of the Maximum Annual Withdrawal Amount also reduce the MAV Benefit Base by the amount of the excess withdrawal or, if greater, based on the relative size of the withdrawal in relation to the contract value at the time of the withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in proportionately greater reduction of the benefits under the feature. This may also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE:

     Withdrawals reduce the MAV Benefit Base as follows: (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal; (2) If the withdrawal, or any portion of the withdrawal, causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

          a. is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, if any, that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced by the remainder of the withdrawal in the same proportion that the remaining contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a contract year does not exceed the Maximum Annual Withdrawal Amount for that contract year, the Maximum Annual Withdrawal Amount will not change for the next contract year unless your MAV Benefit Base is adjusted upward (as described above). If total withdrawals in a contract year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

     CONTRACT VALUE: Any withdrawal reduces the contract value by the amount of the withdrawal.

EFFECT OF WITHDRAWALS OF CONTRACT VALUE ON MINIMUM WITHDRAWAL PERIOD

-----------------------------------------------------------
  AMOUNT WITHDRAWN
 IN A CONTRACT YEAR     EFFECT ON MINIMUM WITHDRAWAL PERIOD
-----------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the
  Maximum Annual        MAV Benefit Base on the anniversary
  Withdrawal Amount     date after any withdrawals on that
                        anniversary, divided by the current
                        Maximum Annual Withdrawal Amount
-----------------------------------------------------------
  Amounts in excess     New Minimum Withdrawal Period = the
  of the Maximum        Minimum Withdrawal Period at the
  Annual Withdrawal     prior contract anniversary minus
  Amount                one year
-----------------------------------------------------------

THE MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF
WITHDRAWALS.

What happens if my contract value is reduced to zero?

If the contract value is zero but the Stepped-Up Benefit Base or the MAV Benefit Base, as applicable, is greater than zero, a Benefit remains payable under the feature until the Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     2. the current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base or MAV Benefit Base, as applicable, equals zero; or

     3. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spouse continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any continuation contribution is included in anniversary values for these purposes. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. SEE SPOUSAL CONTINUATION BELOW.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the MAV Benefit Base or the Stepped-Up Benefit Base, as applicable, is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change. SEE DEATH BENEFITS BELOW.

Can MarketLock be cancelled?

Once you elect Diversified Strategies Income Rewards, you may not cancel the feature. However, there is no charge for Diversified Strategies Income Rewards after the 10th contract anniversary. If you elect MarketLock the feature may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee. You may not extend the MAV Evaluation Period upon cancellation. You may not re-elect MarketLock after cancellation.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

     1. The Stepped-Up Benefit Base or the MAV Benefit Base, as applicable, is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

We reserve the right to terminate the feature if withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base or the MAV Benefit Base, as applicable, by 50% or more.

Important Information about MarketLock

MarketLock is designed to offer protection of your initial investment in the event of a significant market downturn. MarketLock may not guarantee an income stream based on all Purchase Payments made into your contract. MarketLock does not guarantee a withdrawal of any subsequent Purchase Payments made after the 2nd contract anniversary following the contract issue date. This feature also does not guarantee lifetime income payments. You may never need to rely on MarketLock if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

WITHDRAWALS UNDER THESE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your distributions must be automated and will not be recalculated on an annual basis.

We reserve the right to limit the maximum Eligible Purchase Payments to $1 million. We reserve the right to limit the investment options available under the contract if you elect these features for prospectively issued contracts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK (IN THEIR ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

                                PERFORMANCE DATA

From time to time, the Separate Account may advertise the Money Market Fund's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Fund refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Money Market Fund of WM Variable Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its Variable Portfolios. A Variable Portfolio is a sub-account of the Separate Account which provides for the variable investment options available under the contract. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolio is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

MONEY MARKET FUND


Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV-SV-CMC)/(SV)

      where:

      SV = value of one Accumulation Unit at the start of a 7 day period
      EV = value of one Accumulation Unit at the end of the 7 day period
      CMC = an allocated portion of the $35 annual Contract Maintenance Charge, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Charge (CMC) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio allocated portion of the charge is proportional to the percentage of the number of the accounts that have money allocated to the Variable Portfolio. The charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size contacts funded by the Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

The Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

             Effective Yield = [(Base Period Return + 1)(365/7) - 1]

The yield quoted should not be considered a representation of the yield of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Portfolios

The Variable Portfolios of the Separate Account compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

      P(1+T)(n) = ERV

      where:

      P = a hypothetical initial payment of $1,000
      T = average annual total return
      n = number of years

      ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).

Standardized performance for the Variable Portfolios available in this contract reflect total returns using the seven year surrender charge schedule.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. The total return figures reflect the effect of both non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. In some cases, a particular Variable Portfolio may have been available in another contract funded through this Separate Account. If the Variable Portfolio was included in this Separate Account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts. Hypothetical return data is derived from the original class of the corresponding Underlying Funds of the Anchor Series Trust, SunAmerica Series Trust and WM Variable Trust, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each Underlying Fund.

The rates of return do not reflect election of optional features. As a fee is charged for these optional features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

                                INCOME PROTECTOR

For contracts issued on or after March 14, 2005, the Income Protector feature is not available for election.

The Income Protector Program can provide a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you choose to switch to the Income Phase. If you elect the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.

The minimum level of Income Protector benefit available is generally based upon your Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income. We charge a fee for the Income Protector benefit. The amount of the fee and levels of income protection available to you are described below. This feature may not be available in your state. Once you have made an Income Protector election it cannot be changed or terminated. Check with your financial representative regarding availability.

You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. In addition, if applicable, surrender charges will be assessed upon your beginning the Income Phase, if you annuitize under the Income Protector Program. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?

If you elect the Income Protector Program, we base the amount of minimum retirement income available to you upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. If elected, your participation becomes effective on the date of issue of the contract.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value. Your Income Benefit Base may accumulate at the elected growth rate, if available, from the date your election becomes effective through your Income Benefit Date.

Any applicable growth rate will reduce to 0% on the anniversary immediately after the annuitant's 90th birthday.

LEVEL OF PROTECTION

If you decide that you want the protection offered by the Income Protector Program, you must elect the Income Protector by completing the Income Protector Election Form available through our Annuity Service Center. You must elect the Income Protector feature at the time your contract is issued. You may only elect one of the offered alternatives, if more than one is available, and you can never change your election once made.

Your Income Benefit Base will begin accumulating at the applicable growth rate on the contract anniversary following our receipt of your completed election form. In order to obtain the benefit of the Income Protector you may not begin the income Phase for at least nine years following your election. You may not elect the Income Protector Program if the required waiting period before beginning the income phase would occur later than your latest Annuity Date.

The Income Protector option(s) currently available under this contract are:

                                                             FEE* AS A % OF YOUR INCOME    WAITING PERIOD BEFORE THE
           OPTION                     GROWTH RATE                   BENEFIT BASE                  INCOME PHASE
----------------------------  ----------------------------  ----------------------------  ----------------------------
     Income Protector Base                 0%                          0.10%                        9 years

* See Fee Tables above.

ELECTING TO RECEIVE INCOME

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the 9th or later contract anniversary following the effective date of your Income Protector participation.

The contract anniversary of or prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, we apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 years guaranteed, or

     - Joint and 100% Survivor Life Annuity with 20 years guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect to participate in the Income Protector program we charge an annual fee, as follows:

           OPTION             FEE* AS A % OF YOUR INCOME BENEFIT BASE
----------------------------  ---------------------------------------
Income Protector Base         0.10%

* If you elect the feature on a subsequent anniversary the fee may be different.

We deduct the annual fee from your actual Contract Value. We begin deducting the annual fee on your first contract anniversary. We will not assess the annual fee if you surrender or annuitize before the next contract anniversary.

Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You may wish to consult your tax advisor for information concerning your particular circumstances. If you elect Diversified Strategies Income Rewards or Capital Protector, you may not elect to participate in the Income Protector program.

The Income Protector program may not be available in all states. Check with your financial representative for availability in your state.

We reserve the right to modify, suspend or terminate the Income Protector Program at any time.

HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM:

This table assumes a $100,000 initial investment in a Non-Qualified contract with no further premiums, no withdrawals and no premium taxes; and the election of the optional Base Income Protector at contract issue.

-----------------------------------------------------------------------------------------------------------------------------
                                        ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARY
    IF AT ISSUE YOU                        9              10             11             15             19             20
       ARE...              1-8          (AGE 69)       (AGE 70)       (AGE 71)       (AGE 75)       (AGE 79)       (AGE 80)
-----------------------------------------------------------------------------------------------------------------------------
  MALE                     N/A           6,480          6,672          6,864          7,716          8,616          8,832
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  FEMALE                   N/A           5,700          5,880          6,060          6,900          7,860          8,112
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  MALE, AGE 60             N/A           4,920          5,028          5,136          5,544          5,868          5,928
  FEMALE, AGE 60**
-----------------------------------------------------------------------------------------------------------------------------

*  Life Annuity with 10 Year Period Certain

** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial advisor for information regarding availability of this program in your state.

                             ANNUITY INCOME PAYMENTS

INITIAL ANNUITY INCOME PAYMENT


The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of certain guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.


The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.


SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and the dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and the age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.


                               ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing
(a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

(b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the Underlying Funds in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                              NIF = ($11.46/$11.44)
                                  = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5% per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5% per annum is:

                 1/[(1.035) to the power of (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are decreased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

                            VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

                                      TAXES
                                      -----

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

         o   after attainment of age 59 1/2;

         o   when paid to your beneficiary after you die;

         o   after you become disabled (as defined in the IRC);

         o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

         o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

         o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

         o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

         o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

         o for payment of health insurance if you are unemployed and meet certain requirements;

         o   distributions from IRAs for higher education expenses;

         o   distributions from IRAs for first home purchases;

         o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.


DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-qualified variable annuity contracts. These requirements generally do not apply to qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.


TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)


TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan;
(3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account THAT IS NOT PART OF THE EMPLOYER'S 403(b) PLAN (OTHER THAN A TRANSFER TO A CONTRACT OR CUSTODIAL ACCOUNT IN A DIFFERENT PLAN), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the TRANSFER would be considered a "failed" TRANSFER that is subject to tax. Additional guidance issued by the IRS generally permits a failed TRANSFER to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is PART OF THE EMPLOYER'S 403(b) PLAN or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.


QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from qualified contracts.


(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2008 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2008 may not exceed the lesser of $46,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $85,000, your contribution may be fully deductible; if your income is between $85,000 and $95,000, your contribution may be partially deductible and if your income is $95,000 or more, your contribution may not be deductible. If you are single and your income is less than $53,000, your contribution may be fully deductible; if your income is between $53,000 and $63,000, your contribution may be partially deductible and if your income is $63,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.


(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $169,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2007, from AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Advantage Capital Corporation
A.G. Edwards & Sons, Inc.
AIG Financial Advisors
American General Securities
AmTrust Investment Services, Inc.
BancWest Investment Services, Inc.
Citigroup Global Markets Inc.
CCO Investment Services Corp.
Compass Brokerage, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Ferris, Baker Watts Incorporated
First Citizens Investor Services, Inc.
First Financial Securities, Inc.
FSC Securities Corp.
Jefferson Pilot Securities Corporation
J.J.B. Hilliard, W.L. Lyons, Inc.
KNBT Securities, Inc.
LaSalle Financial Services, Inc.
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Mutual Service Corporation
NFP Securities, Inc.
RBC Capital Markets Corporation
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securities America, Inc.
UBS Financial Services Inc.
Uvest Financial Services Inc.
WAMU Investments, Inc.
Wescom Financial Services
Vision Investment Services, Inc.

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS


The contracts are offered through Principal Funds Distributor, Inc., located at 1201 Third Avenue, 8th Floor, Seattle, Washington 98101. Principal Funds Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS

The following financial statements of Variable Separate Account are included in this Statement of Additional Information:

        -  Report of Independent Registered Public Accounting Firm

        -  Statement of Assets and Liabilities as of December 31, 2007
        -  Schedule of Portfolio Investments as of December 31, 2007
        -  Statement of Operations for the year ended December 31, 2007
        - Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006
        -  Notes to Financial Statements


The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included in this Statement of Additional Information:

        -  Report of Independent Registered Public Accounting Firm

        -  Consolidated Balance Sheet as of December 31, 2007 and 2006
        - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005
        - Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005

        -  Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

The following statutory financial statements of American Home Assurance Company are included in this Statement of Additional Information:

        -  Report of Independent Auditors

        - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2007 and 2006
        - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2007, 2006 and 2005
        - Statements of Cash Flow for the years ended December 31, 2007, 2006 and 2005

        -  Notes to Statutory Basis Financial Statements


You should only consider the statutory financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006 ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home Guarantee.



PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. PricewaterhouseCoopers, LLP, 300 Madison Avenue, New York, New York 10017, serves as the independent auditors for American Home Assurance Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                            VARIABLE SEPARATE ACCOUNT

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2007 AND 2006

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2007 AND 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1
Statement of Assets and Liabilities, December 31, 2007 ....................    2
Schedule of Portfolio Investments, December 31, 2007 ......................   34
Statement of Operations, for the year ended December 31, 2007 .............   36
Statement of Changes in Net Assets, for the year ended December 31, 2007 ..   54
Statement of Changes in Net Assets, for the year ended December 31, 2006 ..   72
Notes to Financial Statements .............................................   90

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at December 31, 2007, and the results of their operations for the periods indicated and the changes in each of their net assets for each of the two years in the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2008

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                                            Government
                                                   Asset        Capital         and                       Natural
                                                Allocation   Appreciation  Quality Bond     Growth       Resources
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               ------------  ------------  ------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $239,833,843  $668,182,946  $234,675,614  $244,036,963  $214,948,823
   Dividends receivable                                   0             0             0             0             0
                                               ------------  ------------  ------------  ------------  ------------
      Total assets                             $239,833,843  $668,182,946  $234,675,614  $244,036,963  $214,948,823
                                               ============  ============  ============  ============  ============
Liabilities:                                              0             0             0             0             0
                                               ------------  ------------  ------------  ------------  ------------
Net assets:                                    $239,833,843  $668,182,946  $234,675,614  $244,036,963  $214,948,823
                                               ============  ============  ============  ============  ============
   Accumulation units                          $237,207,105  $665,839,389  $232,845,327  $242,905,704  $213,869,586
   Contracts in payout (annuitization) period     2,626,738     2,343,557     1,830,287     1,131,259     1,079,237
                                               ------------  ------------  ------------  ------------  ------------
      Total net assets                         $239,833,843  $668,182,946  $234,675,614  $244,036,963  $214,948,823
                                               ============  ============  ============  ============  ============
Accumulation units outstanding                    8,873,343    12,544,886    13,002,662     6,556,944     3,208,730
                                               ============  ============  ============  ============  ============

                                                                           Government
                                                   Asset       Capital         and                     Natural
                                                Allocation  Appreciation  Quality Bond     Growth     Resources
                                                Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                               -----------  ------------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $18,679,976  $134,461,434  $111,935,603  $69,224,882  $44,896,542
   Dividends receivable                                  0             0             0            0            0
                                               -----------  ------------  ------------  -----------  -----------
      Total assets                             $18,679,976  $134,461,434  $111,935,603  $69,224,882  $44,896,542
                                               ===========  ============  ============  ===========  ===========
Liabilities:                                             0             0             0            0            0
                                               -----------  ------------  ------------  -----------  -----------
Net assets:                                    $18,679,976  $134,461,434  $111,935,603  $69,224,882  $44,896,542
                                               ===========  ============  ============  ===========  ===========
   Accumulation units                          $18,628,317  $134,149,567  $111,554,328  $69,111,766  $44,891,499
   Contracts in payout (annuitization) period       51,659       311,867       381,275      113,116        5,043
                                               -----------  ------------  ------------  -----------  -----------
      Total net assets                         $18,679,976  $134,461,434  $111,935,603  $69,224,882  $44,896,542
                                               ===========  ============  ============  ===========  ===========
Accumulation units outstanding                     700,449     2,473,375     6,197,491    1,878,339      677,466
                                               ===========  ============  ============  ===========  ===========


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                           Government
                                                  Asset        Capital         and                       Natural
                                                Allocation  Appreciation  Quality Bond     Growth       Resources
                                                Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               -----------  ------------  ------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $31,765,835  $521,705,334  $557,013,536  $218,730,283  $200,622,720
   Dividends receivable                                  0             0             0             0             0
                                               -----------  ------------  ------------  ------------  ------------
      Total assets                             $31,765,835  $521,705,334  $557,013,536  $218,730,283  $200,622,720
                                               ===========  ============  ============  ============  ============
Liabilities:                                             0             0             0             0             0
                                               -----------  ------------  ------------  ------------  ------------
Net assets:                                    $31,765,835  $521,705,334  $557,013,536  $218,730,283  $200,622,720
                                               ===========  ============  ============  ============  ============
   Accumulation units                          $31,763,534  $521,583,547  $556,850,229  $218,660,553  $200,615,977
   Contracts in payout (annuitization) period        2,301       121,787       163,307        69,730         6,743
                                               -----------  ------------  ------------  ------------  ------------
      Total net assets                         $31,765,835  $521,705,334  $557,013,536  $218,730,283  $200,622,720
                                               ===========  ============  ============  ============  ============
Accumulation units outstanding                   1,204,679     9,762,727    31,310,811     6,064,625     3,133,647
                                               ===========  ============  ============  ============  ============


                                                Aggressive    Alliance                  Blue Chip     Capital
                                                  Growth       Growth       Balanced      Growth       Growth
                                                Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                               -----------  ------------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $76,503,300  $423,159,668  $94,817,626  $16,771,820  $13,549,487
   Dividends receivable                                  0             0            0            0            0
                                               -----------  ------------  -----------  -----------  -----------
      Total assets                             $76,503,300  $423,159,668  $94,817,626  $16,771,820  $13,549,487
                                               ===========  ============  ===========  ===========  ===========
Liabilities:                                             0             0            0            0            0
                                               -----------  ------------  -----------  -----------  -----------
Net assets:                                    $76,503,300  $423,159,668  $94,817,626  $16,771,820  $13,549,487
                                               ===========  ============  ===========  ===========  ===========
   Accumulation units                          $75,937,441  $420,470,998  $93,826,012  $16,706,757  $13,489,250
   Contracts in payout (annuitization) period      565,859     2,688,670      991,614       65,063       60,237
                                               -----------  ------------  -----------  -----------  -----------
      Total net assets                         $76,503,300  $423,159,668  $94,817,626  $16,771,820  $13,549,487
                                               ===========  ============  ===========  ===========  ===========
Accumulation units outstanding                   4,460,489    11,463,534    5,601,380    2,329,044    1,483,536
                                               ===========  ============  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                   Cash        Corporate    Davis Venture   "Dogs" of     Emerging
                                                Management       Bond           Value      Wall Street     Markets
                                                 Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 1)     (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                               ------------  ------------  --------------  -----------  ------------
Assets:
   Investments in Trusts, at net asset value   $157,085,537  $145,719,768  $1,132,762,035  $36,420,354  $148,654,454
   Dividends receivable                                   0             0               0            0             0
                                               ------------  ------------  --------------  -----------  ------------
      Total assets                             $157,085,537  $145,719,768  $1,132,762,035  $36,420,354  $148,654,454
                                               ============  ============  ==============  ===========  ============
Liabilities:                                              0             0               0            0             0
                                               ------------  ------------  --------------  -----------  ------------
Net assets:                                    $157,085,537  $145,719,768  $1,132,762,035  $36,420,354  $148,654,454
                                               ============  ============  ==============  ===========  ============
   Accumulation units                          $156,415,915  $144,508,914  $1,128,362,776  $36,089,118  $148,388,582
   Contracts in payout (annuitization) period       669,622     1,210,854       4,399,259      331,236       265,872
                                               ------------  ------------  --------------  -----------  ------------
      Total net assets                         $157,085,537  $145,719,768  $1,132,762,035  $36,420,354  $148,654,454
                                               ============  ============  ==============  ===========  ============
Accumulation units outstanding                   11,415,409     7,818,914      28,232,833    2,886,729     5,540,449
                                               ============  ============  ==============  ===========  ============

                                                   Equity      Fundamental                  Global         Growth
                                               Opportunities     Growth     Global Bond    Equities    Opportunities
                                                 Portfolio      Portfolio    Portfolio     Portfolio     Portfolio
                                                 (Class 1)      (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                               -------------  ------------  -----------  ------------  -------------
Assets:
   Investments in Trusts, at net asset value    $79,309,576   $105,460,035  $72,916,266  $157,423,591   $22,236,254
   Dividends receivable                                   0              0            0             0             0
                                                -----------   ------------  -----------  ------------   -----------
      Total assets                              $79,309,576   $105,460,035  $72,916,266  $157,423,591   $22,236,254
                                                ===========   ============  ===========  ============   ===========
Liabilities:                                              0              0            0             0             0
                                                -----------   ------------  -----------  ------------   -----------
Net assets:                                     $79,309,576   $105,460,035  $72,916,266  $157,423,591   $22,236,254
                                                ===========   ============  ===========  ============   ===========
   Accumulation units                           $78,619,939   $104,754,262  $72,720,593  $156,530,985   $22,210,084
   Contracts in payout (annuitization) period       689,637        705,773      195,673       892,606        26,170
                                                -----------   ------------  -----------  ------------   -----------
      Total net assets                          $79,309,576   $105,460,035  $72,916,266  $157,423,591   $22,236,254
                                                ===========   ============  ===========  ============   ===========
Accumulation units outstanding                    3,858,303      4,922,503    3,725,872     5,972,702     3,277,374
                                                ===========   ============  ===========  ============   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                           International  International    Marsico
                                                  Growth-     High-Yield    Diversified      Growth &      Focused
                                                   Income         Bond        Equities        Income       Growth
                                                 Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                               ------------  ------------  -------------  -------------  -----------
Assets:
   Investments in Trusts, at net asset value   $367,388,712  $127,924,639  $ 139,192,910   $200,680,648  $48,795,490
   Dividends receivable                                   0             0              0              0            0
                                               ------------  ------------  -------------   ------------  -----------
      Total assets                             $367,388,712  $127,924,639  $ 139,192,910   $200,680,648  $48,795,490
                                               ============  ============  =============   ============  ===========
Liabilities:                                              0             0              0              0            0
                                               ------------  ------------  -------------   ------------  -----------
Net assets:                                    $367,388,712  $127,924,639  $ 139,192,910   $200,680,648  $48,795,490
                                               ============  ============  =============   ============  ===========
   Accumulation units                          $364,058,728  $127,286,082  $ 138,488,643   $199,511,617  $48,734,430
   Contracts in payout (annuitization) period     3,329,984       638,557        704,267      1,169,031       61,060
                                               ------------  ------------  -------------   ------------  -----------
      Total net assets                         $367,388,712  $127,924,639  $ 139,192,910   $200,680,648  $48,795,490
                                               ============  ============  =============   ============  ===========
Accumulation units outstanding                   10,811,269     6,081,847      8,416,582     10,137,855    3,577,168
                                               ============  ============  =============   ============  ===========

                                                    MFS
                                               Massachusetts
                                                 Investors      MFS Total      Mid-Cap
                                                   Trust          Return        Growth     Real Estate   Technology
                                                 Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                               -------------  ------------  -------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value    $120,201,972  $364,898,447   $85,043,221   $85,266,112  $22,615,569
   Dividends receivable                                    0             0             0             0            0
                                                ------------  ------------   -----------   -----------  -----------
      Total assets                              $120,201,972  $364,898,447   $85,043,221   $85,266,112  $22,615,569
                                                ============  ============   ===========   ===========  ===========
Liabilities:                                               0             0             0             0            0
                                                ------------  ------------   -----------   -----------  -----------
Net assets:                                     $120,201,972  $364,898,447   $85,043,221   $85,266,112  $22,615,569
                                                ============  ============   ===========   ===========  ===========
   Accumulation units                           $119,776,311  $363,788,512   $84,607,803   $84,869,855  $22,549,937
   Contracts in payout (annuitization) period        425,661     1,109,935       435,418       396,257       65,632
                                                ------------  ------------   -----------   -----------  -----------
      Total net assets                          $120,201,972  $364,898,447   $85,043,221   $85,266,112  $22,615,569
                                                ============  ============   ===========   ===========  ===========
Accumulation units outstanding                     4,731,631    12,819,292     6,872,375     3,201,604    7,840,652
                                                ============  ============   ===========   ===========  ===========


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                             Worldwide
                                                 Telecom       High       Aggressive    Alliance
                                                 Utility      Income        Growth       Growth     Balanced
                                                Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)    (Class 1)    (Class 2)    (Class 2)    (Class 2)
                                               -----------  -----------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $39,204,694  $43,832,167  $11,044,347  $59,148,406  $16,049,705
   Dividends receivable                                  0            0            0            0            0
                                               -----------  -----------  -----------  -----------  -----------
      Total assets                             $39,204,694  $43,832,167  $11,044,347  $59,148,406  $16,049,705
                                               ===========  ===========  ===========  ===========  ===========
Liabilities:                                             0            0            0            0            0
                                               -----------  -----------  -----------  -----------  -----------
Net assets:                                    $39,204,694  $43,832,167  $11,044,347  $59,148,406  $16,049,705
                                               ===========  ===========  ===========  ===========  ===========
   Accumulation units                          $38,912,250  $43,502,095  $11,038,256  $59,126,403  $16,038,493
                                               -----------  -----------  -----------  -----------  -----------
   Contracts in payout (annuitization) period      292,444      330,072        6,091       22,003       11,212
                                               ===========  ===========  ===========  ===========  ===========
      Total net assets                         $39,204,694  $43,832,167  $11,044,347  $59,148,406  $16,049,705
                                               ===========  ===========  ===========  ===========  ===========
Accumulation units outstanding                   2,167,856    1,970,247      649,125    1,605,788      954,994
                                               ===========  ===========  ===========  ===========  ===========


                                                                                                     Davis
                                                Blue Chip    Capital       Cash      Corporate      Venture
                                                  Growth     Growth     Management     Bond          Value
                                                Portfolio   Portfolio   Portfolio    Portfolio     Portfolio
                                                (Class 2)   (Class 2)   (Class 2)    (Class 2)     (Class 2)
                                               ----------  ----------  -----------  -----------  ------------
Assets:
   Investments in Trusts, at net asset value   $8,792,084  $5,719,187  $57,514,246  $48,501,854  $184,372,113
   Dividends receivable                                 0           0            0            0             0
                                               ----------  ----------  -----------  -----------  ------------
      Total assets                             $8,792,084  $5,719,187  $57,514,246  $48,501,854  $184,372,113
                                               ==========  ==========  ===========  ===========  ============
Liabilities:                                            0           0            0            0             0
                                               ----------  ----------  -----------  -----------  ------------
Net assets:                                    $8,792,084  $5,719,187  $57,514,246  $48,501,854  $184,372,113
                                               ==========  ==========  ===========  ===========  ============
   Accumulation units                          $8,790,223  $5,719,187  $57,348,954  $48,332,429  $183,970,035
                                               ----------  ----------  -----------  -----------  ------------
   Contracts in payout (annuitization) period       1,861           0      165,292      169,425       402,078
                                               ==========  ==========  ===========  ===========  ============
      Total net assets                         $8,792,084  $5,719,187  $57,514,246  $48,501,854  $184,372,113
                                               ==========  ==========  ===========  ===========  ============
Accumulation units outstanding                  1,243,244     633,367    4,220,513    2,630,945     4,596,592
                                               ==========  ==========  ===========  ===========  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                "Dogs" of
                                                   Wall       Emerging      Equity       Foreign    Fundamental
                                                  Street      Markets    Opportunities    Value        Growth
                                                Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               -----------  -----------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $13,674,579  $31,441,510   $14,780,533  $75,531,447   $6,766,692
   Dividends receivable                                  0            0             0            0            0
                                               -----------  -----------   -----------  -----------   ----------
      Total assets                             $13,674,579  $31,441,510   $14,780,533  $75,531,447   $6,766,692
                                               ===========  ===========   ===========  ===========   ==========
Liabilities:                                             0            0             0            0            0
                                               -----------  -----------   -----------  -----------   ----------
Net assets:                                    $13,674,579  $31,441,510   $14,780,533  $75,531,447   $6,766,692
                                               ===========  ===========   ===========  ===========   ==========
   Accumulation units                          $13,673,552  $31,438,839   $14,761,941  $75,492,137   $6,752,030
   Contracts in payout (annuitization) period        1,027        2,671        18,592       39,310       14,662
                                               -----------  -----------   -----------  -----------   ----------
      Total net assets                         $13,674,579  $31,441,510   $14,780,533  $75,531,447   $6,766,692
                                               ===========  ===========   ===========  ===========   ==========
Accumulation units outstanding                   1,095,283    1,187,756       727,508    3,365,594      318,015
                                               ===========  ===========   ===========  ===========   ==========


                                                                                                        High-
                                                  Global      Global        Growth        Growth-       Yield
                                                   Bond      Equities    Opportunities    Income         Bond
                                                Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               -----------  -----------  -------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $18,024,074  $19,379,314    $9,154,888   $28,979,639  $30,982,321
   Dividends receivable                                  0            0             0             0            0
                                               -----------  -----------    ----------   -----------  -----------
      Total assets                             $18,024,074  $19,379,314    $9,154,888   $28,979,639  $30,982,321
                                               ===========  ===========    ==========   ===========  ===========
Liabilities:                                             0            0             0             0            0
                                               -----------  -----------    ----------   -----------  -----------
Net assets:                                    $18,024,074  $19,379,314    $9,154,888   $28,979,639  $30,982,321
                                               ===========  ===========    ==========   ===========  ===========
   Accumulation units                          $18,024,074  $19,305,317    $9,154,888   $28,922,063  $30,851,118
   Contracts in payout (annuitization) period            0       73,997             0        57,576      131,203
                                               -----------  -----------    ----------   -----------  -----------
      Total net assets                         $18,024,074  $19,379,314    $9,154,888   $28,979,639  $30,982,321
                                               ===========  ===========    ==========   ===========  ===========
Accumulation units outstanding                     923,705      739,069     1,364,018       848,272    1,491,422
                                               ===========  ===========    ==========   ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                                               MFS
                                               International  International    Marsico    Massachusetts
                                                Diversified      Growth &      Focused      Investors      MFS Total
                                                  Equities        Income        Growth        Trust         Return
                                                  Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 2)      (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                               -------------  -------------  -----------  -------------  ------------
Assets:
   Investments in Trusts, at net asset value    $57,269,092    $35,944,347   $41,823,533   $23,715,821   $119,855,497
   Dividends receivable                                   0              0             0             0              0
                                                -----------    -----------   -----------   -----------   ------------
      Total assets                              $57,269,092    $35,944,347   $41,823,533   $23,715,821   $119,855,497
                                                ===========    ===========   ===========   ===========   ============
Liabilities:                                              0              0             0             0              0
                                                -----------    -----------   -----------   -----------   ------------
Net assets:                                     $57,269,092    $35,944,347   $41,823,533   $23,715,821   $119,855,497
                                                ===========    ===========   ===========   ===========   ============
   Accumulation units                           $57,235,203    $35,748,552   $41,783,128   $23,708,091   $119,762,860
   Contracts in payout (annuitization) period        33,889        195,795        40,405         7,730         92,637
                                                -----------    -----------   -----------   -----------   ------------
      Total net assets                          $57,269,092    $35,944,347   $41,823,533   $23,715,821   $119,855,497
                                                ===========    ===========   ===========   ===========   ============
Accumulation units outstanding                    3,499,414      1,818,911     3,098,296       937,193      4,204,979
                                                ===========    ===========   ===========   ===========   ============

                                                                           Small &
                                                 Mid-Cap        Real       Mid Cap                  Telecom
                                                  Growth       Estate       Value     Technology    Utility
                                                Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                                (Class 2)    (Class 2)    (Class 2)    (Class 2)   (Class 2)
                                               -----------  -----------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value   $40,461,275  $24,726,909  $44,841,243  $8,221,130  $5,342,993
   Dividends receivable                                  0            0            0           0           0
                                               -----------  -----------  -----------  ----------  ----------
      Total assets                             $40,461,275  $24,726,909  $44,841,243  $8,221,130  $5,342,993
                                               ===========  ===========  ===========  ==========  ==========
Liabilities:                                             0            0            0           0           0
                                               -----------  -----------  -----------  ----------  ----------
Net assets:                                    $40,461,275  $24,726,909  $44,841,243  $8,221,130  $5,342,993
                                               ===========  ===========  ===========  ==========  ==========
   Accumulation units                          $40,442,550  $24,714,002  $44,761,180  $8,216,268  $5,340,150
   Contracts in payout (annuitization) period       18,725       12,907       80,063       4,862       2,843
                                               -----------  -----------  -----------  ----------  ----------
      Total net assets                         $40,461,275  $24,726,909  $44,841,243  $8,221,130  $5,342,993
                                               ===========  ===========  ===========  ==========  ==========
Accumulation units outstanding                   3,266,960      940,405    2,435,210   2,882,621     299,160
                                               ===========  ===========  ===========  ==========  ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                                                                         American
                                                                                                      American Funds   Funds Global
                                                Worldwide High   Aggressive Growth  Alliance Growth  Asset Allocation   Growth SAST
                                               Income Portfolio      Portfolio         Portfolio      SAST Portfolio     Portfolio
                                                   (Class 2)        (Class 3)          (Class 3)         (Class 3)       (Class 3)
                                               ----------------  -----------------  ---------------  ----------------  ------------
Assets:
   Investments in Trusts, at net asset value      $6,851,081        $19,120,314       $242,549,984      $17,992,072     $62,382,919
   Dividends receivable                                    0                  0                  0                0               0
                                                  ----------        -----------       ------------      -----------     -----------
      Total assets                                $6,851,081        $19,120,314       $242,549,984      $17,992,072     $62,382,919
                                                  ==========        ===========       ============      ===========     ===========
Liabilities:                                               0                  0                  0                0               0
                                                  ----------        -----------       ------------      -----------     -----------
Net assets:                                       $6,851,081        $19,120,314       $242,549,984      $17,992,072     $62,382,919
                                                  ==========        ===========       ============      ===========     ===========
   Accumulation units                             $6,847,299        $19,120,314       $242,451,269      $17,992,072     $62,379,184
   Contracts in payout (annuitization) period          3,782                  0             98,715                0           3,735
                                                  ----------        -----------       ------------      -----------     -----------
      Total net assets                            $6,851,081        $19,120,314       $242,549,984      $17,992,072     $62,382,919
                                                  ==========        ===========       ============      ===========     ===========
Accumulation units outstanding                       311,578          1,132,730          6,743,033        1,635,158       5,142,687
                                                  ==========        ===========       ============      ===========     ===========

                                               American Funds  American Funds                Blue Chip     Capital
                                                 Growth SAST    Growth-Income    Balanced      Growth       Growth
                                                  Portfolio    SAST Portfolio   Portfolio    Portfolio    Portfolio
                                                  (Class 3)       (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                               --------------  --------------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value     $84,729,982     $81,260,540   $17,414,478  $16,543,909  $36,234,272
   Dividends receivable                                    0               0             0            0            0
                                                 -----------     -----------   -----------  -----------  -----------
      Total assets                               $84,729,982     $81,260,540   $17,414,478  $16,543,909  $36,234,272
                                                 ===========     ===========   ===========  ===========  ===========
Liabilities:                                               0               0             0            0            0
                                                 -----------     -----------   -----------  -----------  -----------
Net assets:                                      $84,729,982     $81,260,540   $17,414,478  $16,543,909  $36,234,272
                                                 ===========     ===========   ===========  ===========  ===========
   Accumulation units                            $84,729,982     $81,260,540   $17,409,644  $16,539,403  $36,229,408
   Contracts in payout (annuitization) period              0               0         4,834        4,506        4,864
                                                 -----------     -----------   -----------  -----------  -----------
      Total net assets                           $84,729,982     $81,260,540   $17,414,478  $16,543,909  $36,234,272
                                                 ===========     ===========   ===========  ===========  ===========
Accumulation units outstanding                     7,222,806       7,486,135     1,045,325    2,340,254    4,001,416
                                                 ===========     ===========   ===========  ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)


                                               Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                                  (Class 3)        (Class 3)       (Class 3)         (Class 3)         (Class 3)
                                               ---------------  --------------  ---------------  ----------------  ----------------
Assets:
   Investments in Trusts, at net asset value     $229,635,212    $367,171,144     $679,538,448      $17,644,260      $160,604,624
   Dividends receivable                                     0               0                0                0                 0
                                                 ------------    ------------     ------------      -----------      ------------
      Total assets                               $229,635,212    $367,171,144     $679,538,448      $17,644,260      $160,604,624
                                                 ============    ============     ============      ===========      ============
Liabilities:                                                0               0                0                0                 0
                                                 ------------    ------------     ------------      -----------      ------------
Net assets:                                      $229,635,212    $367,171,144     $679,538,448      $17,644,260      $160,604,624
                                                 ============    ============     ============      ===========      ============
   Accumulation units                            $229,592,243    $367,107,489     $679,421,755      $17,644,260      $160,568,817
   Contracts in payout (annuitization) period          42,969          63,655          116,693                0            35,807
                                                 ------------    ------------     ------------      -----------      ------------
      Total net assets                           $229,635,212    $367,171,144     $679,538,448      $17,644,260      $160,604,624
                                                 ============    ============     ============      ===========      ============
Accumulation units outstanding                     17,016,940      20,321,908       17,320,915        1,426,345         6,169,271
                                                 ============    ============     ============      ===========      ============

                                                   Equity                    Fundamental                  Global
                                               Opportunities  Foreign Value     Growth    Global Bond    Equities
                                                 Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 3)      (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                               -------------  -------------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value    $59,257,669    $443,691,315  $57,223,390  $78,731,321  $35,551,355
   Dividends receivable                                   0               0            0            0            0
                                                -----------    ------------  -----------  -----------  -----------
      Total assets                              $59,257,669    $443,691,315  $57,223,390  $78,731,321  $35,551,355
                                                ===========    ============  ===========  ===========  ===========
Liabilities:                                              0               0            0            0            0
                                                -----------    ------------  -----------  -----------  -----------
Net assets:                                     $59,257,669    $443,691,315  $57,223,390  $78,731,321  $35,551,355
                                                ===========    ============  ===========  ===========  ===========
   Accumulation units                           $59,241,114    $443,479,481  $57,214,148  $78,731,321  $35,551,355
   Contracts in payout (annuitization) period        16,555         211,834        9,242            0            0
                                                -----------    ------------  -----------  -----------  -----------
      Total net assets                          $59,257,669    $443,691,315  $57,223,390  $78,731,321  $35,551,355
                                                ===========    ============  ===========  ===========  ===========
Accumulation units outstanding                    2,944,793      19,952,046    2,780,518    4,114,757    1,384,670
                                                ===========    ============  ===========  ===========  ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)


                                                   Growth                                        International     International
                                               Opportunities  Growth-Income  High-Yield Bond      Diversified     Growth & Income
                                                 Portfolio      Portfolio       Portfolio     Equities Portfolio     Portfolio
                                                 (Class 3)      (Class 3)       (Class 3)          (Class 3)         (Class 3)
                                               -------------  -------------  ---------------  ------------------  ---------------
Assets:
   Investments in Trusts, at net asset value    $47,992,334    $25,653,329     $82,455,078       $324,999,091       $224,074,458
   Dividends receivable                                   0              0               0                  0                  0
                                                -----------    -----------     -----------       ------------       ------------
      Total assets                              $47,992,334    $25,653,329     $82,455,078       $324,999,091       $224,074,458
                                                ===========    ===========     ===========       ============       ============
Liabilities:                                              0              0               0                  0                  0
                                                -----------    -----------     -----------       ------------       ------------
Net assets:                                     $47,992,334    $25,653,329     $82,455,078       $324,999,091       $224,074,458
                                                ===========    ===========     ===========       ============       ============
   Accumulation units                           $47,984,882    $25,639,616     $82,455,078       $324,892,836       $224,008,433
   Contracts in payout (annuitization) period         7,452         13,713               0            106,255             66,025
                                                -----------    -----------     -----------       ------------       ------------
      Total net assets                          $47,992,334    $25,653,329     $82,455,078       $324,999,091       $224,074,458
                                                ===========    ===========     ===========       ============       ============
Accumulation units outstanding                    7,169,085        764,969       4,009,189         20,035,958         11,611,168
                                                ===========    ===========     ===========       ============       ============

                                                                       MFS
                                                                  Massachusetts
                                                Marsico Focused  Investors Trust  MFS Total Return  Mid-Cap Growth   Real Estate
                                               Growth Portfolio     Portfolio        Portfolio         Portfolio      Portfolio
                                                   (Class 3)        (Class 3)        (Class 3)         (Class 3)      (Class 3)
                                               ----------------  ---------------  ----------------  --------------  ------------
Assets:
   Investments in Trusts, at net asset value      $46,728,274      $53,356,709      $326,148,107      $90,444,749   $136,407,759
   Dividends receivable                                     0                0                 0                0              0
                                                  -----------      -----------      ------------      -----------   ------------
      Total assets                                $46,728,274      $53,356,709      $326,148,107      $90,444,749   $136,407,759
                                                  ===========      ===========      ============      ===========   ============
Liabilities:                                                0                0                 0                0              0
                                                  -----------      -----------      ------------      -----------   ------------
Net assets:                                       $46,728,274      $53,356,709      $326,148,107      $90,444,749   $136,407,759
                                                  ===========      ===========      ============      ===========   ============
   Accumulation units                             $46,728,274      $53,324,655      $326,097,816      $90,420,439   $136,388,988
   Contracts in payout (annuitization) period               0           32,054            50,291           24,310         18,771
                                                  -----------      -----------      ------------      -----------   ------------
      Total net assets                            $46,728,274      $53,356,709      $326,148,107      $90,444,749   $136,407,759
                                                  ===========      ===========      ============      ===========   ============
Accumulation units outstanding                      3,487,654        2,125,436        11,567,461        7,347,399      5,359,753
                                                  ===========      ===========      ============      ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)


                                               Small & Mid Cap   Small Company    Technology  Telecom Utility   Worldwide High
                                               Value Portfolio  Value Portfolio   Portfolio      Portfolio     Income Portfolio
                                                  (Class 3)        (Class 3)      (Class 3)      (Class 3)         (Class 3)
                                               ---------------  ---------------  -----------  ---------------  ----------------
Assets:
   Investments in Trusts, at net asset value     $311,186,779     $64,473,065    $22,360,904     $6,686,022       $3,467,341
   Dividends receivable                                     0               0              0              0                0
                                                 ------------     -----------    -----------     ----------       ----------
      Total assets                               $311,186,779     $64,473,065    $22,360,904     $6,686,022       $3,467,341
                                                 ============     ===========    ===========     ==========       ==========
Liabilities:                                                0               0              0              0                0
                                                 ------------     -----------    -----------     ----------       ----------
Net assets:                                      $311,186,779     $64,473,065    $22,360,904     $6,686,022       $3,467,341
                                                 ============     ===========    ===========     ==========       ==========
   Accumulation units                            $311,095,067     $64,465,517    $22,360,904     $6,686,022       $3,467,341
   Contracts in payout (annuitization) period          91,712           7,548              0              0                0
                                                 ------------     -----------    -----------     ----------       ----------
      Total net assets                           $311,186,779     $64,473,065    $22,360,904     $6,686,022       $3,467,341
                                                 ============     ===========    ===========     ==========       ==========
Accumulation units outstanding                     17,135,184       6,940,031      7,848,598        377,107          165,673
                                                 ============     ===========    ===========     ==========       ==========

                                                                                                   Diversified
                                                 Comstock    Growth and Income  Strategic Growth  International  Equity Income
                                                 Portfolio       Portfolio          Portfolio        Account       Account I
                                                (Class II)       (Class II)        (Class II)       (Class 1)      (Class 1)
                                               ------------  -----------------  ----------------  -------------  -------------
Assets:
   Investments in Trusts, at net asset value   $331,165,533     $537,318,833       $28,034,658      $5,628,012    $61,774,881
   Dividends receivable                                   0                0                 0               0              0
                                               ------------     ------------       -----------      ----------    -----------
      Total assets                             $331,165,533     $537,318,833       $28,034,658      $5,628,012    $61,774,881
                                               ============     ============       ===========      ==========    ===========
Liabilities:                                              0                0                 0               0              0
                                               ------------     ------------       -----------      ----------    -----------
Net assets:                                    $331,165,533     $537,318,833       $28,034,658      $5,628,012    $61,774,881
                                               ============     ============       ===========      ==========    ===========
   Accumulation units                          $330,995,819     $536,995,840       $28,032,845      $5,628,012    $61,759,426
   Contracts in payout (annuitization) period       169,714          322,993             1,813               0         15,455
                                               ------------     ------------       -----------      ----------    -----------
      Total net assets                         $331,165,533     $537,318,833       $28,034,658      $5,628,012    $61,774,881
                                               ============     ============       ===========      ==========    ===========
Accumulation units outstanding                   24,395,107       34,758,550         2,506,101         629,741      5,671,344
                                               ============     ============       ===========      ==========    ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                               LargeCap Blend  MidCap Stock  Money Market
                                               Growth Account  Income Account      Account        Account       Account
                                                  (Class 1)       (Class 1)       (Class 1)      (Class 1)     (Class 1)
                                               --------------  --------------  --------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value     $1,930,855      $16,563,551     $8,977,720     $6,145,928    $4,355,198
   Dividends receivable                                   0                0              0              0         5,838
                                                 ----------      -----------     ----------     ----------    ----------
      Total assets                               $1,930,855      $16,563,551     $8,977,720     $6,145,928    $4,361,036
                                                 ==========      ===========     ==========     ==========    ==========
Liabilities:                                              0                0              0              0             0
                                                 ----------      -----------     ----------     ----------    ----------
Net assets:                                      $1,930,855      $16,563,551     $8,977,720     $6,145,928    $4,361,036
                                                 ==========      ===========     ==========     ==========    ==========
   Accumulation units                            $1,930,855      $16,561,366     $8,971,707     $6,144,861    $4,359,973
   Contracts in payout (annuitization) period             0            2,185          6,013          1,067         1,063
                                                 ----------      -----------     ----------     ----------    ----------
      Total net assets                           $1,930,855      $16,563,551     $8,977,720     $6,145,928    $4,361,036
                                                 ==========      ===========     ==========     ==========    ==========
Accumulation units outstanding                      220,373        2,184,680      1,226,426        627,552       709,149
                                                 ==========      ===========     ==========     ==========    ==========

                                                Mortgage
                                               Securities      Real Estate     SAM Balanced   SAM Conservative   SAM Conservative
                                                 Account   Securities Account    Portfolio   Balanced Portfolio  Growth Portfolio
                                                (Class 1)       (Class 1)        (Class 1)        (Class 1)          (Class 1)
                                               ----------  ------------------  ------------  ------------------  ----------------
Assets:
   Investments in Trusts, at net asset value   $9,413,525       $1,320,025     $180,098,979      $17,067,252        $78,329,330
   Dividends receivable                                 0                0                0                0                  0
                                               ----------       ----------     ------------      -----------        -----------
      Total assets                             $9,413,525       $1,320,025     $180,098,979      $17,067,252        $78,329,330
                                               ==========       ==========     ============      ===========        ===========
Liabilities:                                            0                0                0                0                  0
                                               ----------       ----------     ------------      -----------        -----------
Net assets:                                    $9,413,525       $1,320,025     $180,098,979      $17,067,252        $78,329,330
                                               ==========       ==========     ============      ===========        ===========
   Accumulation units                          $9,373,214       $1,320,025     $180,000,496      $17,060,694        $78,159,923
   Contracts in payout (annuitization) period      40,311                0           98,483            6,558            169,407
                                               ----------       ----------     ------------      -----------        -----------
      Total net assets                         $9,413,525       $1,320,025     $180,098,979      $17,067,252        $78,329,330
                                               ==========       ==========     ============      ===========        ===========
Accumulation units outstanding                  1,339,113           76,782       16,625,660        2,217,123          6,750,665
                                               ==========       ==========     ============      ===========        ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                               SAM Flexible  SAM Strategic  Short-Term   SmallCap    SmallCap
                                                  Income         Growth       Income      Growth      Value
                                                 Portfolio     Portfolio      Account     Account    Account
                                                 (Class 1)     (Class 1)     (Class 1)   (Class 1)  (Class 1)
                                               ------------  -------------  ----------  ----------  ---------
Assets:
   Investments in Trusts, at net asset value    $31,624,757   $24,091,224   $3,299,420  $1,683,650   $314,434
   Dividends receivable                                   0             0            0           0          0
                                                -----------   -----------   ----------  ----------   --------
      Total assets                              $31,624,757   $24,091,224   $3,299,420  $1,683,650   $314,434
                                                ===========   ===========   ==========  ==========   ========
Liabilities:                                              0             0            0           0          0
                                                -----------   -----------   ----------  ----------   --------
Net assets:                                     $31,624,757   $24,091,224   $3,299,420  $1,683,650   $314,434
                                                ===========   ===========   ==========  ==========   ========
   Accumulation units                           $31,589,390   $24,091,224   $3,296,087  $1,682,649   $314,434
   Contracts in payout (annuitization) period        35,367             0        3,333       1,001          0
                                                -----------   -----------   ----------  ----------   --------
      Total net assets                          $31,624,757   $24,091,224   $3,299,420  $1,683,650   $314,434
                                                ===========   ===========   ==========  ==========   ========
Accumulation units outstanding                    3,665,557     1,880,387      482,012     237,191     31,791
                                                ===========   ===========   ==========  ==========   ========

                                                West Coast   Diversified      Equity
                                                  Equity    International     Income      Growth      Income
                                                 Account       Account      Account I    Account     Account
                                                (Class 1)     (Class 2)     (Class 2)   (Class 2)   (Class 2)
                                               -----------  -------------  -----------  ---------  -----------
Assets:
   Investments in Trusts, at net asset value   $31,761,327    $6,457,706   $54,513,329   $994,535  $12,685,604
   Dividends receivable                                  0             0             0          0            0
                                               -----------    ----------   -----------   --------  -----------
      Total assets                             $31,761,327    $6,457,706   $54,513,329   $994,535  $12,685,604
                                               ===========    ==========   ===========   ========  ===========
Liabilities:                                             0             0             0          0            0
                                               -----------    ----------   -----------   --------  -----------
Net assets:                                    $31,761,327    $6,457,706   $54,513,329   $994,535  $12,685,604
                                               ===========    ==========   ===========   ========  ===========
   Accumulation units                          $31,758,437    $6,457,706   $54,512,737   $994,535  $12,682,111
   Contracts in payout (annuitization) period        2,890             0           592          0        3,493
                                               -----------    ----------   -----------   --------  -----------
      Total net assets                         $31,761,327    $6,457,706   $54,513,329   $994,535  $12,685,604
                                               ===========    ==========   ===========   ========  ===========
Accumulation units outstanding                   2,356,937       737,486     5,151,304    115,826    1,705,116
                                               ===========    ==========   ===========   ========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)


                                                LargeCap     MidCap       Money     Mortgage   Real Estate
                                                  Blend       Stock      Market    Securities   Securities
                                                 Account     Account     Account     Account     Account
                                                (Class 2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)
                                               ----------  ----------  ----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value   $2,377,024  $2,325,422  $4,431,277  $3,301,862   $1,379,040
   Dividends receivable                                 0           0       5,730           0            0
                                               ----------  ----------  ----------  ----------   ----------
      Total assets                             $2,377,024  $2,325,422  $4,437,007  $3,301,862   $1,379,040
                                               ==========  ==========  ==========  ==========   ==========
Liabilities:                                            0           0           0           0            0
                                               ----------  ----------  ----------  ----------   ----------
Net assets:                                    $2,377,024  $2,325,422  $4,437,007  $3,301,862   $1,379,040
                                               ==========  ==========  ==========  ==========   ==========
   Accumulation units                          $2,377,024  $2,325,422  $4,437,007  $3,301,862   $1,379,040
   Contracts in payout (annuitization) period           0           0           0           0            0
                                               ----------  ----------  ----------  ----------   ----------
      Total net assets                         $2,377,024  $2,325,422  $4,437,007  $3,301,862   $1,379,040
                                               ==========  ==========  ==========  ==========   ==========
Accumulation units outstanding                    332,804     243,804     741,511     482,789       80,463
                                               ==========  ==========  ==========  ==========   ==========

                                                                  SAM           SAM          SAM          SAM
                                                             Conservative  Conservative    Flexible    Strategic
                                               SAM Balanced    Balanced       Growth        Income       Growth
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                               ------------  ------------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $145,477,816   $19,251,280   $68,797,689  $44,239,577  $30,798,767
   Dividends receivable                                   0             0             0            0            0
                                               ------------   -----------   -----------  -----------  -----------
      Total assets                             $145,477,816   $19,251,280   $68,797,689  $44,239,577  $30,798,767
                                               ============   ===========   ===========  ===========  ===========
Liabilities:                                              0             0             0            0            0
                                               ------------   -----------   -----------  -----------  -----------
Net assets:                                    $145,477,816   $19,251,280   $68,797,689  $44,239,577  $30,798,767
                                               ============   ===========   ===========  ===========  ===========
   Accumulation units                          $145,423,988   $19,251,280   $68,797,689  $44,196,541  $30,798,767
   Contracts in payout (annuitization) period        53,828             0             0       43,036            0
                                               ------------   -----------   -----------  -----------  -----------
      Total net assets                         $145,477,816   $19,251,280   $68,797,689  $44,239,577  $30,798,767
                                               ============   ===========   ===========  ===========  ===========
Accumulation units outstanding                   13,691,041     2,523,507     6,063,870    5,221,520    2,459,318
                                               ============   ===========   ===========  ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)


                                                                                                Columbia
                                                                                                  Asset
                                                                                               Allocation
                                               Short-Term   SmallCap   SmallCap   West Coast      Fund,
                                                 Income      Growth     Value       Equity      Variable
                                                 Account    Account    Account      Account      Series
                                                (Class 2)  (Class 2)  (Class 2)    (Class 2)    (Class A)
                                               ----------  ---------  ---------  ------------  ----------
Assets:
   Investments in Trusts, at net asset value   $2,348,855   $777,178   $227,931   $11,693,715  $1,427,849
   Dividends receivable                                 0          0          0             0           0
                                               ----------   --------   --------   -----------  ----------
      Total assets                             $2,348,855   $777,178   $227,931   $11,693,715  $1,427,849
                                               ==========   ========   ========   ===========  ==========
Liabilities:                                            0          0          0             0           0
                                               ----------   --------   --------   -----------  ----------
Net assets:                                    $2,348,855   $777,178   $227,931   $11,693,715  $1,427,849
                                               ==========   ========   ========   ===========  ==========
   Accumulation units                          $2,348,855   $777,178   $227,931   $11,693,715  $1,427,849
   Contracts in payout (annuitization) period           0          0          0             0           0
                                               ----------   --------   --------   -----------  ----------
      Total net assets                         $2,348,855   $777,178   $227,931   $11,693,715  $1,427,849
                                               ==========   ========   ========   ===========  ==========
Accumulation units outstanding                    347,912    112,150     23,212       892,878     117,403
                                               ==========   ========   ========   ===========  ==========

                                                            Columbia                  Columbia
                                                Columbia      Small      Columbia     Marsico     Columbia
                                                  Large      Company       High       Focused      Marsico
                                                Cap Value    Growth       Yield       Equities     Growth
                                                  Fund,       Fund,       Fund,        Fund,        Fund,
                                                Variable    Variable     Variable     Variable    Variable
                                                 Series      Series       Series       Series      Series
                                                (Class A)   (Class A)   (Class A)    (Class A)    (Class A)
                                               ----------  ----------  -----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value   $7,999,484  $4,201,917  $28,133,242  $85,408,402  $7,830,687
   Dividends receivable                                 0           0            0            0           0
                                               ----------  ----------  -----------  -----------  ----------
      Total assets                             $7,999,484  $4,201,917  $28,133,242  $85,408,402  $7,830,687
                                               ==========  ==========  ===========  ===========  ==========
Liabilities:                                            0           0            0            0           0
                                               ----------  ----------  -----------  -----------  ----------
Net assets:                                    $7,999,484  $4,201,917  $28,133,242  $85,408,402  $7,830,687
                                               ==========  ==========  ===========  ===========  ==========
   Accumulation units                          $7,999,484  $4,201,917  $28,124,330  $85,390,878  $7,830,687
   Contracts in payout (annuitization) period           0           0        8,912       17,524           0
                                               ----------  ----------  -----------  -----------  ----------
      Total net assets                         $7,999,484  $4,201,917  $28,133,242  $85,408,402  $7,830,687
                                               ==========  ==========  ===========  ===========  ==========
Accumulation units outstanding                    601,288     312,820    1,773,530    6,418,154     640,251
                                               ==========  ==========  ===========  ===========  ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                                     Columbia Marsico
                                                                                       International
                                                Columbia Marsico   Columbia Mid Cap    Opportunities       Asset        Global
                                               21st Century Fund,    Growth Fund,     Fund, Variable    Allocation      Growth
                                                Variable Series    Variable Series        Series           Fund          Fund
                                                   (Class A)          (Class A)          (Class B)       (Class 2)     (Class 2)
                                               ------------------  ----------------  ----------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value       $2,614,595         $2,211,393        $9,285,181     $151,021,559  $597,059,462
   Dividends receivable                                     0                  0                 0                0             0
                                                   ----------         ----------        ----------     ------------  ------------
      Total assets                                 $2,614,595         $2,211,393        $9,285,181     $151,021,559  $597,059,462
                                                   ==========         ==========        ==========     ============  ============
Liabilities:                                                0                  0                 0                0             0
                                                   ----------         ----------        ----------     ------------  ------------
Net assets:                                        $2,614,595         $2,211,393        $9,285,181     $151,021,559  $597,059,462
                                                   ==========         ==========        ==========     ============  ============
   Accumulation units                              $2,614,595         $2,211,393        $9,285,181     $150,927,206  $596,592,064
   Contracts in payout (annuitization) period               0                  0                 0           94,353       467,398
                                                   ----------         ----------        ----------     ------------  ------------
      Total net assets                             $2,614,595         $2,211,393        $9,285,181     $151,021,559  $597,059,462
                                                   ==========         ==========        ==========     ============  ============
Accumulation units outstanding                        138,148            194,214           404,480        8,948,609    24,347,951
                                                   ==========         ==========        ==========     ============  ============




                                                             Growth-Income  Asset Allocation  Cash Management
                                                Growth Fund       Fund            Fund              Fund        Growth Fund
                                                 (Class 2)     (Class 2)       (Class 3)         (Class 3)       (Class 3)
                                               ------------  -------------  ----------------  ---------------  ------------
Assets:
   Investments in Trusts, at net asset value   $834,187,972   $785,132,652     $71,314,007      $20,152,748    $425,443,840
   Dividends receivable                                   0              0               0                0               0
                                               ------------   ------------     -----------      -----------    ------------
      Total assets                             $834,187,972   $785,132,652     $71,314,007      $20,152,748    $425,443,840
                                               ============   ============     ===========      ===========    ============
Liabilities:                                              0              0               0                0               0
                                               ------------   ------------     -----------      -----------    ------------
Net assets:                                    $834,187,972   $785,132,652     $71,314,007      $20,152,748    $425,443,840
                                               ============   ============     ===========      ===========    ============
   Accumulation units                          $833,927,239   $784,722,356     $70,096,204      $19,671,262    $412,520,988
   Contracts in payout (annuitization) period       260,733        410,296       1,217,803          481,486      12,922,852
                                               ------------   ------------     -----------      -----------    ------------
      Total net assets                         $834,187,972   $785,132,652     $71,314,007      $20,152,748    $425,443,840
                                               ============   ============     ===========      ===========    ============
Accumulation units outstanding                   37,442,579     41,685,459       1,427,576          895,103       2,105,017
                                               ============   ============     ===========      ===========    ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                                                          U.S.
                                                                                                    Government/AAA-      Growth
                                               Growth-Income  High-Income Bond                      Rated Securities   and Income
                                                   Fund             Fund        International Fund        Fund          Portfolio
                                                 (Class 3)        (Class 3)         (Class 3)          (Class 3)       (Class VC)
                                               -------------  ----------------  ------------------  ----------------  ------------
Assets:
   Investments in Trusts, at net asset value    $404,960,122     $27,657,188       $123,482,824        $28,870,237    $281,634,255
   Dividends receivable                                    0               0                  0                  0               0
                                                ------------     -----------       ------------        -----------    ------------
      Total assets                              $404,960,122     $27,657,188       $123,482,824        $28,870,237    $281,634,255
                                                ============     ===========       ============        ===========    ============
Liabilities:                                               0               0                  0                  0               0
                                                ------------     -----------       ------------        -----------    ------------
Net assets:                                     $404,960,122     $27,657,188       $123,482,824        $28,870,237    $281,634,255
                                                ============     ===========       ============        ===========    ============
   Accumulation units                           $391,756,610     $26,303,967       $121,779,293        $27,426,900    $281,476,935
   Contracts in payout (annuitization) period     13,203,512       1,353,221          1,703,531          1,443,337         157,320
                                                ------------     -----------       ------------        -----------    ------------
      Total net assets                          $404,960,122     $27,657,188       $123,482,824        $28,870,237    $281,634,255
                                                ============     ===========       ============        ===========    ============
Accumulation units outstanding                     2,937,093         404,046          2,080,064            855,535      20,216,084
                                                ============     ===========       ============        ===========    ============


                                                               BB&T Capital                                  BB&T Special
                                               Mid Cap Value  Manager Equity  BB&T Large Cap  BB&T Mid Cap  Opportunities
                                                 Portfolio         VIF             VIF         Growth VIF     Equity VIF
                                                (Class VC)      Portfolio       Portfolio       Portfolio     Portfolio
                                               -------------  --------------  --------------  ------------  -------------
Assets:
   Investments in Trusts, at net asset value    $79,277,583     $4,754,397      $3,879,807     $4,313,645    $10,239,903
   Dividends receivable                                   0              0               0              0              0
                                                -----------     ----------      ----------     ----------    -----------
      Total assets                              $79,277,583     $4,754,397      $3,879,807     $4,313,645    $10,239,903
                                                ===========     ==========      ==========     ==========    ===========
Liabilities:                                              0              0               0              0              0
                                                -----------     ----------      ----------     ----------    -----------
Net assets:                                     $79,277,583     $4,754,397      $3,879,807     $4,313,645    $10,239,903
                                                ===========     ==========      ==========     ==========    ===========
   Accumulation units                           $79,196,596     $4,754,397      $3,879,807     $4,313,645    $10,239,903
   Contracts in payout (annuitization) period        80,987              0               0              0              0
                                                -----------     ----------      ----------     ----------    -----------
      Total net assets                          $79,277,583     $4,754,397      $3,879,807     $4,313,645    $10,239,903
                                                ===========     ==========      ==========     ==========    ===========
Accumulation units outstanding                    5,311,917        396,678         335,934        298,407        721,360
                                                ===========     ==========      ==========     ==========    ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                  BB&T                              MTB          MTB          MTB
                                                  Total                            Managed      Managed      Managed
                                                 Return       MTB        MTB     Allocation   Allocation   Allocation
                                                  Bond     Large Cap  Large Cap    Fund -       Fund -       Fund -
                                                   VIF       Growth     Value    Aggressive  Conservative   Moderate
                                                Portfolio   Fund II    Fund II    Growth II    Growth II    Growth II
                                               ----------  ---------  ---------  ----------  ------------  ----------
Assets:
   Investments in Trusts, at net asset value   $8,405,798     $209      $2,481      $207         $206         $207
   Dividends receivable                                 0        0           0         0            0            0
                                               ----------     ----      ------      ----         ----         ----
      Total assets                             $8,405,798     $209      $2,481      $207         $206         $207
                                               ==========     ====      ======      ====         ====         ====
Liabilities:                                            0        0           0         0            0            0
                                               ----------     ----      ------      ----         ----         ----
Net assets:                                    $8,405,798     $209      $2,481      $207         $206         $207
                                               ==========     ====      ======      ====         ====         ====
   Accumulation units                          $8,405,798     $209      $2,481      $207         $206         $207
   Contracts in payout (annuitization) period           0        0           0         0            0            0
                                               ----------     ----      ------      ----         ----         ----
      Total net assets                         $8,405,798     $209      $2,481      $207         $206         $207
                                               ==========     ====      ======      ====         ====         ====
Accumulation units outstanding                    786,205       20         256        20           20           20
                                               ==========     ====      ======      ====         ====         ====

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.15               Expenses of 1.30               Expenses of 1.40
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                           --              --             --              --             --              --
   Growth Portfolio (Class 1)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 2)             --              --             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                                     --              --             --              --        159,389           54.67
   Government and Quality Bond
      Portfolio (Class 2)                           --              --             --              --             --              --
   Growth Portfolio (Class 2)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 3)          1,998           11.39             --              --          1,385           11.36
   Capital Appreciation Portfolio
      (Class 3)                                 49,068           13.75             --              --         28,792           13.69
   Government and Quality Bond
      Portfolio (Class 3)                      172,213           10.65             --              --        162,241           10.62
   Growth Portfolio (Class 3)                   30,371           11.83             --              --         27,173           11.81
   Natural Resources Portfolio
      (Class 3)                                 27,897           14.50             --              --         35,306           14.47

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio (Class 1)              --              --             --              --             --              --
   Balanced Portfolio (Class 1)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 1)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 1)               --              --             --              --             --              --
   Cash Management Portfolio (Class 1)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 1)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 1)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 1)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 1)              --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 1)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 1)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 1)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 1)               --              --             --              --             --              --
   Real Estate Portfolio (Class 1)                  --              --             --              --             --              --
   Technology Portfolio (Class 1)                   --              --             --              --             --              --
   Telecom Utility Portfolio (Class 1)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Alliance Growth Portfolio (Class 2)              --              --             --              --         33,883           37.42
   Balanced Portfolio (Class 2)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 2)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 2)               --              --             --              --             --              --
   Cash Management Portfolio (Class 2)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 2)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                                     --              --             --              --        113,244           40.61
   "Dogs" of Wall Street Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 2)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Foreign Value Portfolio (Class 2)                --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 2)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 2)              --              --             --              --         94,706           26.51
   Growth Opportunities Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 2)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 2)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 2)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 2)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 2)               --              --             --              --        103,320           12.54
   Real Estate Portfolio (Class 2)                  --              --             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Technology Portfolio (Class 2)                   --              --             --              --         76,579            2.88
   Telecom Utility Portfolio (Class 2)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                  3,604           11.12             --              --            218           11.07
   Alliance Growth Portfolio (Class 3)          76,115           12.11             --              --         63,317           12.07
   American Funds Asset Allocation
      SAST Portfolio (Class 3)                  33,869           11.04             --              --         56,896           11.00
   American Funds Global Growth SAST
      Portfolio (Class 3)                       75,620           12.28             --              --         98,576           12.24
   American Funds Growth SAST Portfolio
      (Class 3)                                 61,177           11.75             --              --         79,884           11.70
   American Funds Growth-Income SAST
      Portfolio (Class 3)                       69,310           11.10             --              --         99,173           11.07
   Balanced Portfolio (Class 3)                  1,241           11.05             --              --          3,412           11.01
   Blue Chip Growth Portfolio (Class 3)         11,223           12.06             --              --          2,149           12.00
   Capital Growth Portfolio (Class 3)           21,976           12.05             --              --         26,844           12.01
   Cash Management Portfolio (Class 3)         119,370           10.43             --              --         27,142           10.39
   Corporate Bond Portfolio (Class 3)          145,826           10.68             --              --        126,047           10.65
   Davis Venture Value Portfolio
      (Class 3)                                 97,131           11.35             --              --        120,594           11.31
   "Dogs" of Wall Street Portfolio
      (Class 3)                                  2,102           10.67             --              --            865           10.65
   Emerging Markets Portfolio (Class 3)         29,709           16.56             --              --         30,601           16.51
   Equity Opportunities Portfolio
      (Class 3)                                  3,501           10.85             --              --          2,149           10.82
   Foreign Value Portfolio (Class 3)            18,575           12.71             --              --         25,267           12.65
   Fundamental Growth Portfolio
      (Class 3)                                 33,012           12.61             --              --         41,316           12.56
   Global Bond Portfolio (Class 3)              20,097           11.11             --              --         22,548           11.07
   Global Equities Portfolio (Class 3)          10,800           12.33             --              --          2,488           12.28
   Growth Opportunities Portfolio
      (Class 3)                                 15,434           13.06             --              --         14,905           13.02
   Growth-Income Portfolio (Class 3)             3,061           11.75             --              --          3,806           11.73
   High-Yield Bond Portfolio (Class 3)           5,793           10.51             --              --         23,553           10.47
   International Diversified Equities
      Portfolio (Class 3)                       52,714           12.51             --              --         62,973           12.47
   International Growth & Income
      Portfolio (Class 3)                      105,560           11.78             --              --        100,773           11.74
   Marsico Focused Growth Portfolio
      (Class 3)                                 24,488           12.52             --              --         13,336           12.47

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.15               Expenses of 1.30               Expenses of 1.40
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                        2,551   $       11.77             --   $          --          1,209   $       11.73
   MFS Total Return Portfolio (Class 3)         28,063           10.98             --              --         12,245           10.95
   Mid-Cap Growth Portfolio (Class 3)            9,289           12.65             --              --         14,375           12.62
   Real Estate Portfolio (Class 3)              62,889            9.43             --              --         70,693            9.40
   Small & Mid Cap Value Portfolio
      (Class 3)                                 78,247           11.07             --              --         71,490           11.04
   Small Company Value Portfolio
      (Class 3)                                 47,521           10.15             --              --         54,899           10.12
   Technology Portfolio (Class 3)                3,899           12.90             --              --          1,355           12.87
   Telecom Utility Portfolio (Class 3)           2,472           13.39             --              --          1,595           13.36
   Worldwide High Income Portfolio
      (Class 3)                                  3,314           10.93             --              --          1,872           10.87

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                           33,007   $       10.49             --   $          --         23,487   $       10.45
   Growth and Income Portfolio                  92,325           11.04             --              --         89,621           11.00
   Strategic Growth Portfolio                      270           12.40             --              --          3,013           12.32

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International Account
      (Class 1)                                     --   $          --             --   $          --        549,256   $        8.95
   Equity Income Account I (Class 1)                --              --             --              --      4,449,349           10.93
   Growth Account (Class 1)                         --              --             --              --        133,434            8.81
   Income Account (Class 1)                         --              --             --              --      1,718,896            7.61
   LargeCap Blend Account (Class 1)                 --              --             --              --        663,027            7.37
   MidCap Stock Account (Class 1)                   --              --             --              --        488,977            9.84
   Money Market Account (Class 1)                   --              --             --              --        622,973            6.16
   Mortgage Securities Account
      (Class 1)                                     --              --             --              --        992,803            7.06
   Real Estate Securities Account
      (Class 1)                                     --              --             --              --         66,939           17.24
   SAM Balanced Portfolio (Class 1)                 --              --             --              --     10,298,846           10.90
   SAM Conservative Balanced Portfolio
      (Class 1)                                     --              --             --              --      1,603,406            7.73
   SAM Conservative Growth Portfolio
      (Class 1)                                     --              --             --              --      3,393,553           11.69
   SAM Flexible Income Portfolio
      (Class 1)                                     --              --             --              --      2,535,403            8.67
   SAM Strategic Growth Portfolio
      (Class 1)                                     --              --             --              --      1,094,714           12.89
   Short-Term Income Account (Class 1)              --              --             --              --        275,654            6.91
   SmallCap Growth Account (Class 1)                --              --             --              --        164,265            7.13
   SmallCap Value Account (Class 1)                 --              --             --              --         30,676            9.89
   West Coast Equity Account (Class 1)              --              --             --              --      1,902,845           13.52
   Diversified International Account
      (Class 2)                                     --              --             --              --             --              --
   Equity Income Account I (Class 2)                --              --             --              --             --              --
   Growth Account (Class 2)                         --              --             --              --             --              --
   Income Account (Class 2)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 2)                 --              --             --              --             --              --
   MidCap Stock Account (Class 2)                   --              --             --              --             --              --
   Money Market Account (Class 2)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 2)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 2)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 2)                 --              --             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 2)                                     --              --             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                     --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Short-Term Income Account (Class 2)              --              --             --              --             --              --
   SmallCap Growth Account (Class 2)                --              --             --              --             --              --
   SmallCap Value Account (Class 2)                 --              --             --              --             --              --
   West Coast Equity Account (Class 2)              --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                               --   $          --             --   $          --             --   $          --
   Columbia Large Cap Value Fund,
      Variable Series                               --              --             --              --             --              --
   Columbia Small Company Growth Fund,
      Variable Series                               --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                              --   $          --             --   $          --             --   $          --
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)               --              --             --              --             --              --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                           --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES
   Asset Allocation Fund (Class 2)                  --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)                     --              --             --              --             --              --
   Growth Fund (Class 2)                            --              --             --              --             --              --
   Growth-Income Fund (Class 2)                     --              --             --              --             --              --
   Asset Allocation Fund (Class 3)                  --              --      1,371,730           49.97         55,846           49.47
   Cash Management Fund (Class 3)                   --              --        889,683           22.52          5,420           22.29
   Growth Fund (Class 3)                            --              --      2,041,716          202.17         63,301          200.12
   Growth-Income Fund (Class 3)                     --              --      2,827,201          137.93        109,892          136.53
   High-Income Bond Fund (Class 3)                  --              --        393,165           68.47         10,881           67.78
   International Fund (Class 3)                     --              --      2,017,311           59.38         62,753           58.78
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --        829,569           33.76         25,966           33.41

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio                  47,001   $       10.86             --   $          --         66,080   $       10.80
   Mid Cap Value Portfolio                          --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                     --   $          --             --   $          --             --   $          --
   BB&T Large Cap VIF Portfolio                     --              --             --              --             --              --
   BB&T Mid Cap Growth VIF Portfolio                --              --             --              --             --              --
   BB&T Special Opportunities Equity
      VIF Portfolio                                 --              --             --              --             --              --
   BB&T Total Return Bond VIF Portfolio             --              --             --              --             --              --

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.52(1)            Expenses of 1.52(2)            Expenses of 1.52(3)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --      8,820,354   $       27.03             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --     11,787,937           54.81        358,117           14.16
   Government and Quality Bond
      Portfolio (Class 1)                           --              --     12,166,024           18.27        312,928           12.48
   Growth Portfolio (Class 1)                       --              --      6,400,154           37.23             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --      3,141,605           67.01             --              --
   Asset Allocation Portfolio (Class 2)        500,996           26.78             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                              1,778,249           54.41             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 2)                    5,131,073           18.10             --              --             --              --
   Growth Portfolio (Class 2)                1,568,507           36.94             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                516,364           66.52             --              --             --              --
   Asset Allocation Portfolio (Class 3)         34,245           26.60             --              --             --              --
   Capital Appreciation Portfolio
      (Class 3)                              4,773,416           54.16             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 3)                   15,025,478           18.01             --              --             --              --
   Growth Portfolio (Class 3)                3,201,885           36.76             --              --             --              --
   Natural Resources Portfolio
      (Class 3)                              1,547,657           66.09             --              --             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --      4,336,655   $       17.25         38,363   $        9.13
   Alliance Growth Portfolio (Class 1)              --              --     11,101,272           37.42        145,544           10.49
   Balanced Portfolio (Class 1)                     --              --      5,468,728           17.02         47,652            9.60
   Blue Chip Growth Portfolio (Class 1)             --              --      2,099,209            7.14         83,025            8.69
   Capital Growth Portfolio (Class 1)               --              --      1,373,857            9.15             --              --
   Cash Management Portfolio (Class 1)              --              --     11,107,452           13.79         38,247           10.65
   Corporate Bond Portfolio (Class 1)               --              --      7,546,600           18.65             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --     27,075,595           40.62        352,938           14.13
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --      2,822,817           12.62             --              --
   Emerging Markets Portfolio (Class 1)             --              --      5,420,082           26.78         18,541           40.11
   Equity Opportunities Portfolio
      (Class 1)                                     --              --      3,739,818           20.57             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --      4,805,474           21.57         38,413            8.89
   Global Bond Portfolio (Class 1)                  --              --      3,514,351           19.75         49,609           12.97
   Global Equities Portfolio (Class 1)              --              --      5,859,859           26.50         24,056           12.18
   Growth Opportunities Portfolio
      (Class 1)                                     --              --      3,154,551            6.79             --              --
   Growth-Income Portfolio (Class 1)                --              --     10,351,812           34.65        235,547           10.99
   High-Yield Bond Portfolio (Class 1)              --              --      5,946,239           21.04             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --      8,292,714           16.54             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --      9,620,604           19.97        211,328           14.32
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --      3,251,304           13.66             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --      4,541,512           25.58         49,228           12.37
   MFS Total Return Portfolio (Class 1)             --              --     11,917,724           28.85        240,190           13.44
   Mid-Cap Growth Portfolio (Class 1)               --              --      6,261,678           12.54        144,538            7.47
   Real Estate Portfolio (Class 1)                  --              --      3,148,281           26.64             --              --
   Technology Portfolio (Class 1)                   --              --      7,560,758            2.89             --              --
   Telecom Utility Portfolio (Class 1)              --              --      2,124,549           18.09             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --      1,944,273           22.25             --              --
   Aggressive Growth Portfolio
      (Class 2)                                479,624           17.07             --              --             --              --
   Alliance Growth Portfolio (Class 2)       1,298,579           36.91             --              --             --              --
   Balanced Portfolio (Class 2)                751,138           16.86             --              --             --              --
   Blue Chip Growth Portfolio (Class 2)        953,954            7.09             --              --             --              --
   Capital Growth Portfolio (Class 2)          465,190            9.06             --              --             --              --
   Cash Management Portfolio (Class 2)       3,395,446           13.66             --              --             --              --
   Corporate Bond Portfolio (Class 2)        2,159,068           18.48             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                              3,685,447           40.20             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                                875,325           12.52             --              --             --              --
   Emerging Markets Portfolio (Class 2)        963,686           26.54             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                532,154           20.38             --              --             --              --
   Foreign Value Portfolio (Class 2)         3,027,575           22.47             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                223,368           21.36             --              --             --              --
   Global Bond Portfolio (Class 2)             752,675           19.56             --              --             --              --
   Global Equities Portfolio (Class 2)         419,991           26.26             --              --             --              --
   Growth Opportunities Portfolio
      (Class 2)                              1,028,992            6.74             --              --             --              --
   Growth-Income Portfolio (Class 2)           610,872           34.28             --              --             --              --
   High-Yield Bond Portfolio (Class 2)       1,156,554           20.84             --              --             --              --
   International Diversified Equities
      Portfolio (Class 2)                    2,873,259           16.40             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                    1,444,529           19.81             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 2)                              2,601,830           13.53             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                      757,802           25.37             --              --             --              --
   MFS Total Return Portfolio (Class 2)      3,308,996           28.58             --              --             --              --
   Mid-Cap Growth Portfolio (Class 2)        2,394,768           12.42             --              --             --              --
   Real Estate Portfolio (Class 2)             669,116           26.40             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                              2,024,474           18.45             --              --             --              --
   Technology Portfolio (Class 2)            2,182,130            2.86             --              --             --              --
   Telecom Utility Portfolio (Class 2)         210,297           17.93             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                267,258           22.04             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                566,704           16.98             --              --             --              --
   Alliance Growth Portfolio (Class 3)       3,324,800           36.74             --              --             --              --
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                      853,735           11.02             --              --             --              --
   American Funds Global Growth SAST
      Portfolio (Class 3)                    2,868,064           12.14             --              --             --              --
   American Funds Growth SAST Portfolio
      (Class 3)                              4,208,988           11.75             --              --             --              --
   American Funds Growth-Income SAST
      Portfolio (Class 3)                    4,421,791           10.86             --              --             --              --
   Balanced Portfolio (Class 3)                498,640           16.76             --              --             --              --
   Blue Chip Growth Portfolio (Class 3)      1,171,248            7.05             --              --             --              --
   Capital Growth Portfolio (Class 3)        2,064,437            8.99             --              --             --              --
   Cash Management Portfolio (Class 3)       8,063,863           13.60             --              --             --              --
   Corporate Bond Portfolio (Class 3)        9,431,027           18.32             --              --             --              --
   Davis Venture Value Portfolio
      (Class 3)                              8,582,332           40.00             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                                670,925           12.44             --              --             --              --
   Emerging Markets Portfolio (Class 3)      2,899,939           26.37             --              --             --              --
   Equity Opportunities Portfolio
      (Class 3)                                975,621           20.26             --              --             --              --
   Foreign Value Portfolio (Class 3)         8,752,777           22.38      2,577,869           22.38             --              --
   Fundamental Growth Portfolio
      (Class 3)                              1,527,155           21.24             --              --             --              --
   Global Bond Portfolio (Class 3)           1,842,742           19.47             --              --             --              --
   Global Equities Portfolio (Class 3)         493,225           26.06             --              --             --              --
   Growth Opportunities Portfolio
      (Class 3)                              3,215,980            6.69             --              --             --              --
   Growth-Income Portfolio (Class 3)           375,002           34.12             --              --             --              --
   High-Yield Bond Portfolio (Class 3)       1,863,772           20.75             --              --             --              --
   International Diversified Equities
      Portfolio (Class 3)                   10,551,897           16.33             --              --             --              --
   International Growth & Income
      Portfolio (Class 3)                    5,339,547           19.63             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 3)                              2,454,547           13.46             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.52(1)            Expenses of 1.52(2)            Expenses of 1.52(3)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                    1,178,817   $       25.25             --   $          --             --   $          --
   MFS Total Return Portfolio (Class 3)      5,335,198           28.44             --              --             --              --
   Mid-Cap Growth Portfolio (Class 3)        4,054,942           12.36             --              --             --              --
   Real Estate Portfolio (Class 3)           2,632,374           26.26             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                              7,201,502           18.37      1,549,901           18.37             --              --
   Small Company Value Portfolio
      (Class 3)                              3,554,134            9.28             --              --             --              --
   Technology Portfolio (Class 3)            3,810,702            2.84             --              --             --              --
   Telecom Utility Portfolio (Class 3)         246,267           17.85             --              --             --              --
   Worldwide High Income Portfolio
      (Class 3)                                 59,025           21.96             --              --             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                        7,614,801   $       13.61      9,293,784   $       13.60             --   $          --
   Growth and Income Portfolio              15,156,857           15.55      7,243,662           15.61             --              --
   Strategic Growth Portfolio                1,155,812           11.20        561,053           11.15             --              --

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   Diversified International Account
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Equity Income Account I (Class 1)                --              --             --              --             --              --
   Growth Account (Class 1)                         --              --             --              --             --              --
   Income Account (Class 1)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 1)                 --              --             --              --             --              --
   MidCap Stock Account (Class 1)                   --              --             --              --             --              --
   Money Market Account (Class 1)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 1)            880,997           10.81             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 1)                                624,056           11.55             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                161,926           12.77             --              --             --              --
   Short-Term Income Account (Class 1)              --              --             --              --             --              --
   SmallCap Growth Account (Class 1)                --              --             --              --             --              --
   SmallCap Value Account (Class 1)                 --              --             --              --             --              --
   West Coast Equity Account (Class 1)              --              --             --              --             --              --
   Diversified International Account
      (Class 2)                                     --              --             --              --             --              --
   Equity Income Account I (Class 2)           400,085           10.25             --              --             --              --
   Growth Account (Class 2)                         --              --             --              --             --              --
   Income Account (Class 2)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 2)                 --              --             --              --             --              --
   MidCap Stock Account (Class 2)                   --              --             --              --             --              --
   Money Market Account (Class 2)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 2)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 2)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 2)          2,130,301           10.67             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 2)                                 32,986           10.56             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 2)                              1,118,627           11.39             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                 51,497           10.45             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                524,657           12.62             --              --             --              --
   Short-Term Income Account (Class 2)              --              --             --              --             --              --
   SmallCap Growth Account (Class 2)                --              --             --              --             --              --
   SmallCap Value Account (Class 2)                 --              --             --              --             --              --
   West Coast Equity Account (Class 2)              --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                           51,580   $       12.18             --   $          --         52,447   $       12.18
   Columbia Large Cap Value Fund,
      Variable Series                          446,155           13.33             --              --         89,689           13.33
   Columbia Small Company Growth Fund,
      Variable Series                          110,227           13.48             --              --        144,335           13.48

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                         310,163   $       15.99             --   $          --        145,523   $       15.99
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)          871,531           13.33             --              --        308,141           13.33
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                376,346           12.25             --              --        190,699           12.25
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                 59,645           18.99             --              --         48,243           18.99
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                 65,634           11.62             --              --         80,980           11.62
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                      299,090           22.99             --              --         65,548           22.99

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)             244,926   $       16.89      8,221,664   $       16.89             --   $          --
   Global Growth Fund (Class 2)              8,353,017           24.59      7,333,264           24.59             --              --
   Growth Fund (Class 2)                    13,518,821           22.34     10,615,481           22.34             --              --
   Growth-Income Fund (Class 2)             14,630,875           18.89     13,836,134           18.89             --              --
   Asset Allocation Fund (Class 3)                  --              --             --              --             --              --
   Cash Management Fund (Class 3)                   --              --             --              --             --              --
   Growth Fund (Class 3)                            --              --             --              --             --              --
   Growth-Income Fund (Class 3)                     --              --             --              --             --              --
   High-Income Bond Fund (Class 3)                  --              --             --              --             --              --
   International Fund (Class 3)                     --              --             --              --             --              --
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio               7,797,861   $       14.02      6,505,209   $       14.02             --   $          --
   Mid Cap Value Portfolio                      41,501           14.94      4,942,307           14.94             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                199,667   $       12.01             --   $          --             --   $          --
   BB&T Large Cap VIF Portfolio                156,759           11.62             --              --             --              --
   BB&T Mid Cap Growth VIF Portfolio           157,838           14.49             --              --             --              --
   BB&T Special Opportunities Equity
      VIF Portfolio                            420,899           14.22             --              --             --              --
   BB&T Total Return Bond VIF Portfolio        389,952           10.70             --              --             --              --

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     10   $       10.52             --   $          --             --   $          --
   MTB Large Cap Value Fund II                     246            9.70             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          10           10.43             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        10           10.32             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            10           10.38             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.52(4)            Expenses of 1.55(5)            Expenses of 1.55(6)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                           --              --             --              --             --              --
   Growth Portfolio (Class 1)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 2)         22,902           26.78             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                                 39,501           54.88         29,498           54.26         62,442           55.72
   Government and Quality Bond
      Portfolio (Class 2)                      131,014           18.13             --              --             --              --
   Growth Portfolio (Class 2)                   33,898           36.94             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                 11,282           66.65             --              --             --              --
   Asset Allocation Portfolio (Class 3)        318,487           26.60            615           11.31             --              --
   Capital Appreciation Portfolio
      (Class 3)                              1,652,873           54.16         19,428           13.67             --              --
   Government and Quality Bond
      Portfolio (Class 3)                    5,107,841           18.01         44,424           10.59             --              --
   Growth Portfolio (Class 3)                  849,024           36.76         10,414           11.78             --              --
   Natural Resources Portfolio
      (Class 3)                                451,519           66.09         11,463           14.44             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio (Class 1)              --              --             --              --             --              --
   Balanced Portfolio (Class 1)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 1)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 1)               --              --             --              --             --              --
   Cash Management Portfolio (Class 1)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 1)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 1)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 1)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 1)              --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 1)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 1)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 1)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 1)               --              --             --              --             --              --
   Real Estate Portfolio (Class 1)                  --              --             --              --             --              --
   Technology Portfolio (Class 1)                   --              --             --              --             --              --
   Telecom Utility Portfolio (Class 1)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                 12,107           17.07             --              --             --              --
   Alliance Growth Portfolio (Class 2)          21,101           36.91          3,848           36.81         10,234           37.15
   Balanced Portfolio (Class 2)                 10,922           16.86             --              --             --              --
   Blue Chip Growth Portfolio (Class 2)         66,315            7.09             --              --             --              --
   Capital Growth Portfolio (Class 2)            7,890            9.06             --              --             --              --
   Cash Management Portfolio (Class 2)         135,661           13.66             --              --             --              --
   Corporate Bond Portfolio (Class 2)           61,828           18.48             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                                 74,126           40.20         17,956           40.17             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                                 10,870           12.52             --              --             --              --
   Emerging Markets Portfolio (Class 2)         16,003           26.54             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                 35,454           20.38             --              --             --              --
   Foreign Value Portfolio (Class 2)            25,467           22.47             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                  7,002           21.36             --              --             --              --
   Global Bond Portfolio (Class 2)              22,637           19.56             --              --             --              --
   Global Equities Portfolio (Class 2)          25,018           26.26         13,258           26.24         35,725           26.35
   Growth Opportunities Portfolio
      (Class 2)                                 16,234            6.74             --              --             --              --
   Growth-Income Portfolio (Class 2)            23,205           34.28             --              --             --              --
   High-Yield Bond Portfolio (Class 2)          21,955           20.84             --              --             --              --
   International Diversified Equities
      Portfolio (Class 2)                       65,002           16.40             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                       53,817           19.81             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                       11,604           25.37             --              --             --              --
   MFS Total Return Portfolio (Class 2)        106,000           28.58             --              --             --              --
   Mid-Cap Growth Portfolio (Class 2)           53,999           12.42         39,170           12.41         36,300           12.44
   Real Estate Portfolio (Class 2)              25,989           26.40             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                                 50,856           18.45             --              --             --              --
   Technology Portfolio (Class 2)               11,961            2.86         30,253            2.86         75,559            2.86
   Telecom Utility Portfolio (Class 2)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                214,944           16.98             31           11.04             --              --
   Alliance Growth Portfolio (Class 3)       1,082,499           36.74          7,884           12.04             --              --
   American Funds Asset Allocation
      SAST Portfolio (Class 3)                      --              --         87,640           10.98             --              --
   American Funds Global Growth SAST
      Portfolio (Class 3)                       49,627           12.14        104,756           12.22             --              --
   American Funds Growth SAST Portfolio
      (Class 3)                                 67,334           11.75        105,710           11.69             --              --
   American Funds Growth-Income SAST
      Portfolio (Class 3)                       61,841           10.86         26,736           11.05             --              --
   Balanced Portfolio (Class 3)                175,925           16.76             31           11.01             --              --
   Blue Chip Growth Portfolio (Class 3)        368,473            7.05          1,077           11.94             --              --
   Capital Growth Portfolio (Class 3)          296,713            8.99          8,760           12.00             --              --
   Cash Management Portfolio (Class 3)       3,018,226           13.60          2,587           10.37             --              --
   Corporate Bond Portfolio (Class 3)        3,429,460           18.32         33,172           10.63             --              --
   Davis Venture Value Portfolio
      (Class 3)                              2,704,874           40.00         78,657           11.30             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                                228,356           12.44          1,379           10.65             --              --
   Emerging Markets Portfolio (Class 3)        979,788           26.37          9,606           16.47             --              --
   Equity Opportunities Portfolio
      (Class 3)                                827,120           20.26             67           10.78             --              --
   Foreign Value Portfolio (Class 3)         2,923,697           22.38         45,248           12.64             --              --
   Fundamental Growth Portfolio
      (Class 3)                                110,171           21.24         15,054           12.54             --              --
   Global Bond Portfolio (Class 3)             662,666           19.47         16,118           11.05             --              --
   Global Equities Portfolio (Class 3)         290,271           26.06             31           12.21             --              --
   Growth Opportunities Portfolio
      (Class 3)                              1,294,474            6.69          1,497           12.99             --              --
   Growth-Income Portfolio (Class 3)           121,424           34.12             75           11.65             --              --
   High-Yield Bond Portfolio (Class 3)         731,454           20.75          2,946           10.43             --              --
   International Diversified Equities
      Portfolio (Class 3)                    2,863,341           16.33         12,940           12.44             --              --
   International Growth & Income
      Portfolio (Class 3)                    1,593,290           19.63         28,541           11.71             --              --
   Marsico Focused Growth Portfolio
      (Class 3)                                 93,719           13.46          5,895           12.47             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.52(4)            Expenses of 1.55(5)            Expenses of 1.55(6)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                      280,226   $       25.25          2,440   $       11.75             --   $          --
   MFS Total Return Portfolio (Class 3)      1,949,234           28.44          4,773           10.93             --              --
   Mid-Cap Growth Portfolio (Class 3)        1,026,186           12.36          1,958           12.59             --              --
   Real Estate Portfolio (Class 3)             698,449           26.26         19,447            9.38             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                              2,588,740           18.37         20,848           11.02             --              --
   Small Company Value Portfolio
      (Class 3)                                813,420            9.28         12,109           10.09             --              --
   Technology Portfolio (Class 3)            1,409,688            2.84          3,260           12.85             --              --
   Telecom Utility Portfolio (Class 3)          23,164           17.85             31           13.32             --              --
   Worldwide High Income Portfolio
      (Class 3)                                 34,258           21.96             31           10.81             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                        2,202,230   $       13.70         64,140   $       10.44        133,020   $       13.64
   Growth and Income Portfolio               3,527,122           15.49         25,154           10.98             --              --
   Strategic Growth Portfolio                  211,974           11.34             75           12.30             --              --

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   Diversified International Account
      (Class 1)                                     --   $          --         50,086   $        8.88             --   $          --
   Equity Income Account I (Class 1)                --              --        728,445           10.83             --              --
   Growth Account (Class 1)                         --              --         57,936            8.73             --              --
   Income Account (Class 1)                         --              --        281,880            7.53             --              --
   LargeCap Blend Account (Class 1)                 --              --        360,691            7.31             --              --
   MidCap Stock Account (Class 1)                   --              --         50,787            9.74             --              --
   Money Market Account (Class 1)                   --              --         47,032            6.13             --              --
   Mortgage Securities Account
      (Class 1)                                     --              --        141,451            6.99             --              --
   Real Estate Securities Account
      (Class 1)                                     --              --          7,757           16.86             --              --
   SAM Balanced Portfolio (Class 1)                 --              --      2,874,491           10.79             --              --
   SAM Conservative Balanced Portfolio
      (Class 1)                                     --              --        390,645            7.66             --              --
   SAM Conservative Growth Portfolio
      (Class 1)                                     --              --      1,695,390           11.57             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                     --              --        607,727            8.60             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                     --              --        375,889           12.75             --              --
   Short-Term Income Account (Class 1)              --              --         50,346            6.86             --              --
   SmallCap Growth Account (Class 1)                --              --         32,819            7.08             --              --
   SmallCap Value Account (Class 1)                 --              --          1,106            9.81             --              --
   West Coast Equity Account (Class 1)              --              --        261,363           13.39             --              --
   Diversified International Account
      (Class 2)                                     --              --             --              --        647,189            8.77
   Equity Income Account I (Class 2)                --              --             --              --      4,139,967           10.63
   Growth Account (Class 2)                         --              --             --              --         86,065            8.61
   Income Account (Class 2)                         --              --             --              --      1,412,761            7.46
   LargeCap Blend Account (Class 2)                 --              --             --              --        275,236            7.16
   MidCap Stock Account (Class 2)                   --              --             --              --        201,340            9.56
   Money Market Account (Class 2)                   --              --             --              --        522,354            6.01
   Mortgage Securities Account
      (Class 2)                                     --              --             --              --        359,139            6.86
   Real Estate Securities Account
      (Class 2)                                     --              --             --              --         68,625           17.19
   SAM Balanced Portfolio (Class 2)                 --              --             --              --      8,458,887           10.65
   SAM Conservative Balanced Portfolio
      (Class 2)                                     --              --             --              --      2,131,800            7.57
   SAM Conservative Growth Portfolio
      (Class 2)                                     --              --             --              --      2,687,993           11.38
   SAM Flexible Income Portfolio
      (Class 2)                                     --              --             --              --      4,505,850            8.46
   SAM Strategic Growth Portfolio
      (Class 2)                                     --              --             --              --      1,070,100           12.56
   Short-Term Income Account (Class 2)              --              --             --              --        287,510            6.76
   SmallCap Growth Account (Class 2)                --              --             --              --         95,188            6.95
   SmallCap Value Account (Class 2)                 --              --             --              --         20,267            9.83
   West Coast Equity Account (Class 2)              --              --             --              --        750,896           13.13

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                               --   $          --             --   $          --             --   $          --
   Columbia Large Cap Value Fund,
      Variable Series                               --              --             --              --             --              --
   Columbia Small Company Growth Fund,
      Variable Series                               --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                         502,338   $       15.94             --   $          --             --   $          --
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)        2,406,660           13.39             --              --             --              --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                           --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES
   Asset Allocation Fund (Class 2)                  --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)              3,203,709           24.59             --              --             --              --
   Growth Fund (Class 2)                     4,509,077           22.34             --              --             --              --
   Growth-Income Fund (Class 2)              4,120,716           18.89             --              --             --              --
   Asset Allocation Fund (Class 3)                  --              --             --              --             --              --
   Cash Management Fund (Class 3)                   --              --             --              --             --              --
   Growth Fund (Class 3)                            --              --             --              --             --              --
   Growth-Income Fund (Class 3)                     --              --             --              --             --              --
   High-Income Bond Fund (Class 3)                  --              --             --              --             --              --
   International Fund (Class 3)                     --              --             --              --             --              --
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio               1,324,268   $       14.02         20,163   $       10.78             --   $          --
   Mid Cap Value Portfolio                          --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                131,135   $       12.01            --    $          --             --   $          --
   BB&T Large Cap VIF Portfolio                 58,929           11.62             --              --             --              --
   BB&T Mid Cap Growth VIF Portfolio            41,868           14.49             --              --             --              --
   BB&T Special Opportunities Equity
      VIF Portfolio                             52,914           14.22             --              --             --              --
   BB&T Total Return Bond VIF Portfolio        215,230           10.70             --              --             --              --

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.65               Expenses of 1.70              Expenses of 1.72(4)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                           --              --             --              --             --              --
   Growth Portfolio (Class 1)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 2)             --              --             --              --         39,967           26.50
   Capital Appreciation Portfolio
      (Class 2)                                     --              --         16,213           55.27         82,353           54.35
   Government and Quality Bond
      Portfolio (Class 2)                           --              --             --              --        159,417           17.91
   Growth Portfolio (Class 2)                       --              --             --              --         41,047           36.54
   Natural Resources Portfolio
      (Class 2)                                     --              --             --              --         16,840           65.77
   Asset Allocation Portfolio (Class 3)             30           11.29             --              --        786,947           26.35
   Capital Appreciation Portfolio
      (Class 3)                                  6,053           13.61             --              --      2,267,212           53.61
   Government and Quality Bond
      Portfolio (Class 3)                       31,380           10.56             --              --      6,902,820           17.83
   Growth Portfolio (Class 3)                   11,229           11.73             --              --      1,281,659           36.38
   Natural Resources Portfolio
      (Class 3)                                  7,555           14.35             --              --        658,741           65.30

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio (Class 1)              --              --             --              --             --              --
   Balanced Portfolio (Class 1)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 1)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 1)               --              --             --              --             --              --
   Cash Management Portfolio (Class 1)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 1)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 1)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 1)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 1)              --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 1)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 1)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 1)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 1)               --              --             --              --             --              --
   Real Estate Portfolio (Class 1)                  --              --             --              --             --              --
   Technology Portfolio (Class 1)                   --              --             --              --             --              --
   Telecom Utility Portfolio (Class 1)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                     --              --             --              --         20,602           16.94
   Alliance Growth Portfolio (Class 2)              --              --          3,357           36.81         37,504           36.54
   Balanced Portfolio (Class 2)                     --              --             --              --         31,341           16.68
   Blue Chip Growth Portfolio (Class 2)             --              --             --              --         52,159            7.02
   Capital Growth Portfolio (Class 2)               --              --             --              --         32,811            8.99
   Cash Management Portfolio (Class 2)              --              --             --              --         71,401           13.53
   Corporate Bond Portfolio (Class 2)               --              --             --              --         65,379           18.27
   Davis Venture Value Portfolio
      (Class 2)                                     --              --             --              --        113,089           39.71
   "Dogs" of Wall Street Portfolio
      (Class 2)                                     --              --             --              --         19,278           12.41
   Emerging Markets Portfolio (Class 2)             --              --             --              --         14,937           26.30
   Equity Opportunities Portfolio
      (Class 2)                                     --              --             --              --         24,452           20.20
   Foreign Value Portfolio (Class 2)                --              --             --              --         35,601           22.20
   Fundamental Growth Portfolio
      (Class 2)                                     --              --             --              --         27,569           21.17
   Global Bond Portfolio (Class 2)                  --              --             --              --         34,111           19.40
   Global Equities Portfolio (Class 2)              --              --          4,711           26.97         27,192           26.05
   Growth Opportunities Portfolio
      (Class 2)                                     --              --             --              --         37,709            6.65
   Growth-Income Portfolio (Class 2)                --              --             --              --         63,957           33.98
   High-Yield Bond Portfolio (Class 2)              --              --             --              --         43,520           20.67
   International Diversified Equities
      Portfolio (Class 2)                           --              --             --              --        172,571           16.27
   International Growth & Income
      Portfolio (Class 2)                           --              --             --              --         49,475           19.62
   Marsico Focused Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                           --              --             --              --         23,543           25.10
   MFS Total Return Portfolio (Class 2)             --              --             --              --        176,413           28.29
   Mid-Cap Growth Portfolio (Class 2)               --              --         11,731           12.31         99,448           12.27
   Real Estate Portfolio (Class 2)                  --              --             --              --         35,107           26.18
   Small & Mid Cap Value Portfolio
      (Class 2)                                     --              --             --              --         31,114           18.23
   Technology Portfolio (Class 2)                   --              --         41,549            2.83         45,128            2.83
   Telecom Utility Portfolio (Class 2)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                     26           11.04             --              --        158,836           16.76
   Alliance Growth Portfolio (Class 3)           2,537           12.01             --              --      1,620,613           36.35
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                       30,405           10.97             --              --          1,756           11.01
   American Funds Global Growth SAST
      Portfolio (Class 3)                       31,119           12.20             --              --         51,080           12.12
   American Funds Growth SAST Portfolio
      (Class 3)                                 52,997           11.67             --              --        116,932           11.73
   American Funds Growth-Income SAST
      Portfolio (Class 3)                       22,519           11.04             --              --         74,989           10.84
   Balanced Portfolio (Class 3)                    247           10.95             --              --        239,460           16.57
   Blue Chip Growth Portfolio (Class 3)          9,930           11.92             --              --        504,110            6.96
   Capital Growth Portfolio (Class 3)            8,986           11.92             --              --        455,502            8.90
   Cash Management Portfolio (Class 3)          23,341           10.35             --              --      4,197,252           13.45
   Corporate Bond Portfolio (Class 3)           29,625           10.59             --              --      4,386,912           18.18
   Davis Venture Value Portfolio
      (Class 3)                                 21,829           11.27             --              --      3,989,513           39.59
   "Dogs" of Wall Street Portfolio
      (Class 3)                                  8,094           10.63             --              --        341,234           12.31
   Emerging Markets Portfolio (Class 3)         16,925           16.39             --              --      1,203,054           26.05
   Equity Opportunities Portfolio
      (Class 3)                                  4,472           10.76             --              --        954,570           20.03
   Foreign Value Portfolio (Class 3)             9,006           12.63             --              --      4,041,411           22.14
   Fundamental Growth Portfolio
      (Class 3)                                  8,343           12.48             --              --        206,004           20.97
   Global Bond Portfolio (Class 3)              24,001           11.04             --              --        933,121           19.21
   Global Equities Portfolio (Class 3)          10,879           12.18             --              --        433,191           25.80
   Growth Opportunities Portfolio
      (Class 3)                                  1,504           12.98             --              --      1,755,088            6.61
   Growth-Income Portfolio (Class 3)               223           11.65             --              --        159,116           33.73
   High-Yield Bond Portfolio (Class 3)              28           10.39             --              --        993,718           20.50
   International Diversified Equities
      Portfolio (Class 3)                       15,445           12.38             --              --      4,241,966           16.15
   International Growth & Income
      Portfolio (Class 3)                       29,861           11.68             --              --      2,473,355           19.47
   Marsico Focused Growth Portfolio
      (Class 3)                                 19,360           12.41             --              --        279,005           13.33

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.65               Expenses of 1.70              Expenses of 1.72(4)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                          513   $       11.68             --   $          --        463,609   $       24.98
   MFS Total Return Portfolio (Class 3)         19,060           10.92             --              --      3,085,950           28.12
   Mid-Cap Growth Portfolio (Class 3)            6,854           12.58             --              --      1,369,351           12.22
   Real Estate Portfolio (Class 3)               7,048            9.35             --              --      1,086,930           25.97
   Small & Mid Cap Value Portfolio
      (Class 3)                                 28,733           11.01             --              --      3,478,328           18.16
   Small Company Value Portfolio
      (Class 3)                                  7,653           10.09             --              --      1,179,839            9.25
   Technology Portfolio (Class 3)                6,973           12.81             --              --      1,446,730            2.81
   Telecom Utility Portfolio (Class 3)             803           13.29             --              --         24,360           17.60
   Worldwide High Income Portfolio
      (Class 3)                                  2,631           10.81             --              --         35,510           21.71

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                            1,643   $       10.42        113,526   $       13.48      2,937,829   $       13.59
   Growth and Income Portfolio                  12,220           10.95             --              --      5,177,062           15.33
   Strategic Growth Portfolio                    3,310           12.29             --              --        276,940           11.22

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   Diversified International Account
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Equity Income Account I (Class 1)                --              --             --              --             --              --
   Growth Account (Class 1)                         --              --             --              --             --              --
   Income Account (Class 1)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 1)                 --              --             --              --             --              --
   MidCap Stock Account (Class 1)                   --              --             --              --             --              --
   Money Market Account (Class 1)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 1)                 --              --             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Short-Term Income Account (Class 1)              --              --             --              --             --              --
   SmallCap Growth Account (Class 1)                --              --             --              --             --              --
   SmallCap Value Account (Class 1)                 --              --             --              --             --              --
   West Coast Equity Account (Class 1)              --              --             --              --             --              --
   Diversified International Account
      (Class 2)                                     --              --         79,639            8.66             --              --
   Equity Income Account I (Class 2)                --              --        332,189           10.53             --              --
   Growth Account (Class 2)                         --              --         25,026            8.53             --              --
   Income Account (Class 2)                         --              --        211,341            7.39             --              --
   LargeCap Blend Account (Class 2)                 --              --         33,680            7.11             --              --
   MidCap Stock Account (Class 2)                   --              --         21,959            9.51             --              --
   Money Market Account (Class 2)                   --              --        101,936            5.95             --              --
   Mortgage Securities Account
      (Class 2)                                     --              --         97,767            6.80             --              --
   Real Estate Securities Account
      (Class 2)                                     --              --         10,054           16.90             --              --
   SAM Balanced Portfolio (Class 2)                 --              --      2,392,035           10.56             --              --
   SAM Conservative Balanced Portfolio
      (Class 2)                                     --              --        254,221            7.51             --              --
   SAM Conservative Growth Portfolio
      (Class 2)                                     --              --      1,930,240           11.30             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                     --              --        541,888            8.39             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                     --              --        718,329           12.45             --              --
   Short-Term Income Account (Class 2)              --              --         46,477            6.71             --              --
   SmallCap Growth Account (Class 2)                --              --          6,742            6.88             --              --
   SmallCap Value Account (Class 2)                 --              --          2,307            9.78             --              --
   West Coast Equity Account (Class 2)              --              --         97,117           13.01             --              --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                               --   $          --             --   $          --             --   $          --
   Columbia Large Cap Value Fund,
      Variable Series                               --              --             --              --             --              --
   Columbia Small Company Growth Fund,
      Variable Series                               --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                              --   $          --             --   $          --        633,410   $       15.77
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)               --              --             --              --      2,381,087           13.26
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                           --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES
   Asset Allocation Fund (Class 2)                  --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)                     --              --             --              --      4,093,344           24.33
   Growth Fund (Class 2)                            --              --             --              --      6,574,285           22.11
   Growth-Income Fund (Class 2)                     --              --             --              --      6,518,463           18.68
   Asset Allocation Fund (Class 3)                  --              --             --              --             --              --
   Cash Management Fund (Class 3)                   --              --             --              --             --              --
   Growth Fund (Class 3)                            --              --             --              --             --              --
   Growth-Income Fund (Class 3)                     --              --             --              --             --              --
   High-Income Bond Fund (Class 3)                  --              --             --              --             --              --
   International Fund (Class 3)                     --              --             --              --             --              --
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio                  11,078   $       10.71             --   $          --      1,820,519   $       13.82
   Mid Cap Value Portfolio                          --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                     --   $          --             --   $          --         26,506   $       11.81
   BB&T Large Cap VIF Portfolio                     --              --             --              --         52,315           11.34
   BB&T Mid Cap Growth VIF Portfolio                --              --             --              --         81,127           14.40
   BB&T Special Opportunities Equity
      VIF Portfolio                                 --              --             --              --        108,280           14.18
   BB&T Total Return Bond VIF Portfolio             --              --             --              --         60,379           10.74

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.77(1)            Expenses of 1.77(2)            Expenses of 1.77(3)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --         52,989   $       26.59             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --        286,653           53.85        112,179           14.57
   Government and Quality Bond
      Portfolio (Class 1)                           --              --        355,855           17.96        167,855           12.26
   Growth Portfolio (Class 1)                       --              --        156,790           36.59             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --         67,125           65.85             --              --
   Asset Allocation Portfolio (Class 2)         98,281           26.38             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                                263,376           53.57             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 2)                      728,579           17.83             --              --             --              --
   Growth Portfolio (Class 2)                  222,244           36.36             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                128,478           65.34             --              --             --              --
   Asset Allocation Portfolio (Class 3)         36,833           26.50             --              --             --              --
   Capital Appreciation Portfolio
      (Class 3)                                680,078           53.43             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 3)                    3,004,636           17.76             --              --             --              --
   Growth Portfolio (Class 3)                  498,603           36.24             --              --             --              --
   Natural Resources Portfolio
      (Class 3)                                285,606           65.23             --              --             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --         70,577   $       16.96         14,894   $        8.97
   Alliance Growth Portfolio (Class 1)              --              --        149,503           36.78         67,215           10.07
   Balanced Portfolio (Class 1)                     --              --         63,354           16.73         21,646            9.44
   Blue Chip Growth Portfolio (Class 1)             --              --        127,468            7.02         19,342            8.54
   Capital Growth Portfolio (Class 1)               --              --        109,679            8.99             --              --
   Cash Management Portfolio (Class 1)              --              --        227,039           13.55         42,671           10.55
   Corporate Bond Portfolio (Class 1)               --              --        272,314           18.32             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --        648,516           39.91        155,784           13.77
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --         63,912           12.40             --              --
   Emerging Markets Portfolio (Class 1)             --              --         97,331           26.33          4,495           39.44
   Equity Opportunities Portfolio
      (Class 1)                                     --              --        118,485           20.20             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --         62,786           21.20         15,830            8.74
   Global Bond Portfolio (Class 1)                  --              --        118,522           19.41         43,390           12.75
   Global Equities Portfolio (Class 1)              --              --         56,396           26.04         32,391           11.97
   Growth Opportunities Portfolio
      (Class 1)                                     --              --        122,823            6.68             --              --
   Growth-Income Portfolio (Class 1)                --              --        157,549           34.06         66,361           10.80
   High-Yield Bond Portfolio (Class 1)              --              --        135,608           20.70             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --        123,868           16.26             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --        223,698           19.62         82,225           14.08
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --        325,864           13.42             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --        130,487           25.15         10,404           11.53
   MFS Total Return Portfolio (Class 1)             --              --        602,972           28.36         58,406           13.22
   Mid-Cap Growth Portfolio (Class 1)               --              --        404,791           12.32         61,368            7.35
   Real Estate Portfolio (Class 1)                  --              --         53,323           26.17             --              --
   Technology Portfolio (Class 1)                   --              --        279,894            2.84             --              --
   Telecom Utility Portfolio (Class 1)              --              --         43,307           17.78             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --         25,974           21.91             --              --
   Aggressive Growth Portfolio
      (Class 2)                                133,734           16.81             --              --             --              --
   Alliance Growth Portfolio (Class 2)         181,207           36.28             --              --             --              --
   Balanced Portfolio (Class 2)                147,597           16.60             --              --             --              --
   Blue Chip Growth Portfolio (Class 2)        167,398            6.98             --              --             --              --
   Capital Growth Portfolio (Class 2)          122,667            8.92             --              --             --              --
   Cash Management Portfolio (Class 2)         599,694           13.46             --              --             --              --
   Corporate Bond Portfolio (Class 2)          317,126           18.18             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                                562,808           39.55             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                                184,283           12.31             --              --             --              --
   Emerging Markets Portfolio (Class 2)        183,950           26.14             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                132,250           20.07             --              --             --              --
   Foreign Value Portfolio (Class 2)           269,834           22.16             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                 57,347           21.03             --              --             --              --
   Global Bond Portfolio (Class 2)             107,972           19.25             --              --             --              --
   Global Equities Portfolio (Class 2)         107,260           25.82             --              --             --              --
   Growth Opportunities Portfolio
      (Class 2)                                274,304            6.62             --              --             --              --
   Growth-Income Portfolio (Class 2)           138,312           33.76             --              --             --              --
   High-Yield Bond Portfolio (Class 2)         230,005           20.52             --              --             --              --
   International Diversified Equities
      Portfolio (Class 2)                      337,875           16.13             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                      258,868           19.52             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 2)                                496,466           13.34             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                      142,343           24.98             --              --             --              --
   MFS Total Return Portfolio (Class 2)        574,477           28.13             --              --             --              --
   Mid-Cap Growth Portfolio (Class 2)          471,711           12.22             --              --             --              --
   Real Estate Portfolio (Class 2)             201,393           25.96             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                                321,745           18.20             --              --             --              --
   Technology Portfolio (Class 2)              354,272            2.82             --              --             --              --
   Telecom Utility Portfolio (Class 2)          88,863           17.68             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                 44,320           21.69             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                146,091           16.75             --              --             --              --
   Alliance Growth Portfolio (Class 3)         428,936           36.22             --              --             --              --
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                      472,394           10.99             --              --             --              --
   American Funds Global Growth SAST
      Portfolio (Class 3)                    1,704,705           12.10             --              --             --              --
   American Funds Growth SAST Portfolio
      (Class 3)                              2,083,534           11.71             --              --             --              --
   American Funds Growth-Income SAST
      Portfolio (Class 3)                    2,412,647           10.83             --              --             --              --
   Balanced Portfolio (Class 3)                108,015           16.53             --              --             --              --
   Blue Chip Growth Portfolio (Class 3)        183,821            6.94             --              --             --              --
   Capital Growth Portfolio (Class 3)        1,012,860            8.95             --              --             --              --
   Cash Management Portfolio (Class 3)       1,153,090           13.39             --              --             --              --
   Corporate Bond Portfolio (Class 3)        2,182,660           18.09             --              --             --              --
   Davis Venture Value Portfolio
      (Class 3)                              1,333,885           39.45             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                                115,728           12.28             --              --             --              --
   Emerging Markets Portfolio (Class 3)        621,476           26.01             --              --             --              --
   Equity Opportunities Portfolio
      (Class 3)                                116,637           19.98             --              --             --              --
   Foreign Value Portfolio (Class 3)         1,096,619           22.06        104,537           22.06             --              --
   Fundamental Growth Portfolio
      (Class 3)                                728,093           20.94             --              --             --              --
   Global Bond Portfolio (Class 3)             500,166           19.13             --              --             --              --
   Global Equities Portfolio (Class 3)         106,731           25.61             --              --             --              --
   Growth Opportunities Portfolio
      (Class 3)                                709,657            6.61             --              --             --              --
   Growth-Income Portfolio (Class 3)            79,505           33.64             --              --             --              --
   High-Yield Bond Portfolio (Class 3)         319,084           20.45             --              --             --              --
   International Diversified Equities
      Portfolio (Class 3)                    1,769,074           16.10             --              --             --              --
   International Growth & Income
      Portfolio (Class 3)                    1,628,027           19.43             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 3)                                559,951           13.28             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.77(1)            Expenses of 1.77(2)            Expenses of 1.77(3)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                      157,757   $       24.90             --   $          --             --   $          --
   MFS Total Return Portfolio (Class 3)        838,812           28.03             --              --             --              --
   Mid-Cap Growth Portfolio (Class 3)          691,391           12.18             --              --             --              --
   Real Estate Portfolio (Class 3)             615,418           25.91             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                              1,669,307           18.10         55,513           18.10             --              --
   Small Company Value Portfolio
      (Class 3)                              1,116,489            9.24             --              --             --              --
   Technology Portfolio (Class 3)              694,198            2.81             --              --             --              --
   Telecom Utility Portfolio (Class 3)          72,501           17.79             --              --             --              --
   Worldwide High Income Portfolio
      (Class 3)                                 21,586           21.81             --              --             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                        1,148,321   $       13.43        459,227   $       13.40             --   $          --
   Growth and Income Portfolio               2,540,374           15.35        353,339           15.37             --              --
   Strategic Growth Portfolio                  171,492           11.05         78,472           10.94             --              --

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   Diversified International Account
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Equity Income Account I (Class 1)                --              --             --              --             --              --
   Growth Account (Class 1)                         --              --             --              --             --              --
   Income Account (Class 1)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 1)                 --              --             --              --             --              --
   MidCap Stock Account (Class 1)                   --              --             --              --             --              --
   Money Market Account (Class 1)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 1)            192,666           10.64             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 1)                                114,768           11.41             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                 74,541           12.58             --              --             --              --
   Short-Term Income Account (Class 1)              --              --             --              --             --              --
   SmallCap Growth Account (Class 1)                --              --             --              --             --              --
   SmallCap Value Account (Class 1)                 --              --             --              --             --              --
   West Coast Equity Account (Class 1)              --              --             --              --             --              --
   Diversified International Account
      (Class 2)                                     --              --             --              --             --              --
   Equity Income Account I (Class 2)            39,946           10.23             --              --             --              --
   Growth Account (Class 2)                         --              --             --              --             --              --
   Income Account (Class 2)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 2)                 --              --             --              --             --              --
   MidCap Stock Account (Class 2)                   --              --             --              --             --              --
   Money Market Account (Class 2)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 2)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 2)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 2)            250,447           10.49             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 2)                                 28,448           10.54             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 2)                                 92,862           11.22             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                     10           10.40             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                 38,740           12.40             --              --             --              --
   Short-Term Income Account (Class 2)              --              --             --              --             --              --
   SmallCap Growth Account (Class 2)                --              --             --              --             --              --
   SmallCap Value Account (Class 2)                 --              --             --              --             --              --
   West Coast Equity Account (Class 2)              --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                              154   $       11.99             --   $          --         13,222   $       11.99
   Columbia Large Cap Value Fund,
      Variable Series                           17,073           13.10             --              --         48,371           13.10
   Columbia Small Company Growth Fund,
      Variable Series                            5,124           13.24             --              --         53,134           13.24

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                          44,673   $       15.74             --   $          --         68,779   $       15.74
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)          138,727           13.11             --              --         96,626           13.11
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                 21,184           12.05             --              --         52,022           12.05
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                    977           18.68             --              --         29,283           18.68
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                    116           10.66             --              --         47,484           10.66
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                       11,489           22.66             --              --         28,353           22.66

AMERICAN FUNDS INSURANCE SERIES
   Asset Allocation Fund (Class 2)              14,934   $       16.67        467,085   $       16.67             --   $          --
   Global Growth Fund (Class 2)                824,627           24.25        255,116           24.25             --              --
   Growth Fund (Class 2)                     1,186,895           22.05        385,893           22.05             --              --
   Growth-Income Fund (Class 2)              1,377,225           18.63        556,960           18.63             --              --
   Asset Allocation Fund (Class 3)                  --              --             --              --             --              --
   Cash Management Fund (Class 3)                   --              --             --              --             --              --
   Growth Fund (Class 3)                            --              --             --              --             --              --
   Growth-Income Fund (Class 3)                     --              --             --              --             --              --
   High-Income Bond Fund (Class 3)                  --              --             --              --             --              --
   International Fund (Class 3)                     --              --             --              --             --              --
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio               1,921,469   $       13.81        369,241   $       13.81             --   $          --
   Mid Cap Value Portfolio                       2,844           14.73        325,265           14.73             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                 39,314   $       11.90             --   $          --             --   $          --
   BB&T Large Cap VIF Portfolio                 67,826           11.50             --              --             --              --
   BB&T Mid Cap Growth VIF Portfolio            17,275           14.37             --              --             --              --
   BB&T Special Opportunities Equity
      VIF Portfolio                            134,664           14.12             --              --             --              --
   BB&T Total Return Bond VIF Portfolio        120,585           10.63             --              --             --              --

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     10   $       10.39             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      10            9.65             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          10           10.28             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        10           10.28             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            10           10.30             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.80               Expenses of 1.90               Expenses of 1.95
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                           --              --             --              --             --              --
   Growth Portfolio (Class 1)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 2)             --              --             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                                 18,841           53.30             --              --          4,782           54.48
   Government and Quality Bond
      Portfolio (Class 2)                           --              --             --              --             --              --
   Growth Portfolio (Class 2)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 3)             25           11.25              9           11.25             --              --
   Capital Appreciation Portfolio
      (Class 3)                                 13,936           13.62            553           13.55             --              --
   Government and Quality Bond
      Portfolio (Class 3)                       38,325           10.55        167,488           10.56             --              --
   Growth Portfolio (Class 3)                    7,647           11.73         47,502           11.73             --              --
   Natural Resources Portfolio
      (Class 3)                                 14,134           14.38         10,676           14.32             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio (Class 1)              --              --             --              --             --              --
   Balanced Portfolio (Class 1)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 1)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 1)               --              --             --              --             --              --
   Cash Management Portfolio (Class 1)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 1)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 1)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 1)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 1)              --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 1)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 1)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 1)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 1)               --              --             --              --             --              --
   Real Estate Portfolio (Class 1)                  --              --             --              --             --              --
   Technology Portfolio (Class 1)                   --              --             --              --             --              --
   Telecom Utility Portfolio (Class 1)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Alliance Growth Portfolio (Class 2)           3,594           36.51             --              --          2,347           36.28
   Balanced Portfolio (Class 2)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 2)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 2)               --              --             --              --             --              --
   Cash Management Portfolio (Class 2)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 2)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                                  5,732           39.51             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 2)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Foreign Value Portfolio (Class 2)                --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 2)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 2)           4,062           25.91             --              --          2,281           25.75
   Growth Opportunities Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 2)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 2)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 2)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 2)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 2)           30,695           12.22             --              --          6,055           12.13
   Real Estate Portfolio (Class 2)                  --              --             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Technology Portfolio (Class 2)               55,801            2.82             --              --            119            2.77
   Telecom Utility Portfolio (Class 2)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                     24           11.03              8           11.03             --              --
   Alliance Growth Portfolio (Class 3)          18,606           11.99              9           11.98             --              --
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                        6,041           10.94         46,818           10.95             --              --
   American Funds Global Growth SAST
      Portfolio (Class 3)                       19,919           12.18         49,704           12.18             --              --
   American Funds Growth SAST Portfolio
      (Class 3)                                 13,473           11.65        116,885           11.66             --              --
   American Funds Growth-Income SAST
      Portfolio (Class 3)                       11,938           11.01         83,602           11.03             --              --
   Balanced Portfolio (Class 3)                     26           10.94              9           10.94             --              --
   Blue Chip Growth Portfolio (Class 3)             25           11.90              9           11.89             --              --
   Capital Growth Portfolio (Class 3)            5,305           11.87         42,653           11.92             --              --
   Cash Management Portfolio (Class 3)          65,829           10.33          6,908           10.32             --              --
   Corporate Bond Portfolio (Class 3)           36,987           10.58        122,544           10.58             --              --
   Davis Venture Value Portfolio
      (Class 3)                                 28,914           11.26         17,106           11.27             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                                     25           10.59          1,058           10.61             --              --
   Emerging Markets Portfolio (Class 3)          7,691           16.40         31,304           16.37             --              --
   Equity Opportunities Portfolio
      (Class 3)                                    199           10.70          2,271           10.75             --              --
   Foreign Value Portfolio (Class 3)            10,673           12.59         17,146           12.61             --              --
   Fundamental Growth Portfolio
      (Class 3)                                  8,639           12.48         70,873           12.48             --              --
   Global Bond Portfolio (Class 3)               7,664           11.01         18,619           11.03             --              --
   Global Equities Portfolio (Class 3)              24           12.16              8           12.13             --              --
   Growth Opportunities Portfolio
      (Class 3)                                  4,982           12.95            451           12.94             --              --
   Growth-Income Portfolio (Class 3)               262           11.58          7,475           11.63             --              --
   High-Yield Bond Portfolio (Class 3)           1,350           10.42             10           10.36             --              --
   International Diversified Equities
      Portfolio (Class 3)                       12,970           12.40         83,652           12.38             --              --
   International Growth & Income
      Portfolio (Class 3)                       24,763           11.67         96,193           11.67             --              --
   Marsico Focused Growth Portfolio
      (Class 3)                                  3,920           12.41         10,601           12.38             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.80               Expenses of 1.90               Expenses of 1.95
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                          114   $       11.66          1,050   $       11.64             --   $          --
   MFS Total Return Portfolio (Class 3)          2,395           10.83          7,420           10.89             --              --
   Mid-Cap Growth Portfolio (Class 3)            1,064           12.48         14,898           12.58             --              --
   Real Estate Portfolio (Class 3)              17,764            9.35         43,167            9.33             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                                 23,866           10.98         74,505           10.99             --              --
   Small Company Value Portfolio
      (Class 3)                                 11,968           10.06         37,666           10.07             --              --
   Technology Portfolio (Class 3)                   73           12.73              8           12.77             --              --
   Telecom Utility Portfolio (Class 3)           2,148           13.27              8           13.26             --              --
   Worldwide High Income Portfolio
      (Class 3)                                     27           10.75          4,877           10.79             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                            7,427   $       10.40          3,907   $       10.41        102,070   $       13.26
   Growth and Income Portfolio                  25,455           10.95         86,186           10.94             --              --
   Strategic Growth Portfolio                       25           12.20              8           12.25             --              --

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   Diversified International Account
      (Class 1)                                 30,399   $        8.78             --   $          --             --   $          --
   Equity Income Account I (Class 1)           493,550           10.65             --              --             --              --
   Growth Account (Class 1)                     29,003            8.59             --              --             --              --
   Income Account (Class 1)                    183,904            7.41             --              --             --              --
   LargeCap Blend Account (Class 1)            202,708            7.18             --              --             --              --
   MidCap Stock Account (Class 1)               87,788            9.59             --              --             --              --
   Money Market Account (Class 1)               39,144            5.98             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                204,859            6.89             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                  2,086           16.93             --              --             --              --
   SAM Balanced Portfolio (Class 1)          2,378,660           10.62             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 1)                                223,072            7.54             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 1)                                922,898           11.40             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                522,427            8.44             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                173,317           12.58             --              --             --              --
   Short-Term Income Account (Class 1)         156,012            6.73             --              --             --              --
   SmallCap Growth Account (Class 1)            40,107            6.96             --              --             --              --
   SmallCap Value Account (Class 1)                  9            9.62             --              --             --              --
   West Coast Equity Account (Class 1)         192,729           13.18             --              --             --              --
   Diversified International Account
      (Class 2)                                     --              --             --              --         10,658            8.62
   Equity Income Account I (Class 2)                --              --             --              --        239,107           10.38
   Growth Account (Class 2)                         --              --             --              --          4,735            8.40
   Income Account (Class 2)                         --              --             --              --         81,014            7.28
   LargeCap Blend Account (Class 2)                 --              --             --              --         23,888            6.98
   MidCap Stock Account (Class 2)                   --              --             --              --         20,505            9.33
   Money Market Account (Class 2)                   --              --             --              --        117,221            5.87
   Mortgage Securities Account
      (Class 2)                                     --              --             --              --         25,883            6.71
   Real Estate Securities Account
      (Class 2)                                     --              --             --              --          1,784           16.42
   SAM Balanced Portfolio (Class 2)                 --              --             --              --        459,361           10.39
   SAM Conservative Balanced Portfolio
      (Class 2)                                     --              --             --              --         76,042            7.38
   SAM Conservative Growth Portfolio
      (Class 2)                                     --              --             --              --        234,139           11.12
   SAM Flexible Income Portfolio
      (Class 2)                                     --              --             --              --        122,265            8.28
   SAM Strategic Growth Portfolio
      (Class 2)                                     --              --             --              --        107,483           12.27
   Short-Term Income Account (Class 2)              --              --             --              --         13,925            6.61
   SmallCap Growth Account (Class 2)                --              --             --              --         10,220            6.80
   SmallCap Value Account (Class 2)                 --              --             --              --            638            9.66
   West Coast Equity Account (Class 2)              --              --             --              --         44,865           12.81

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                               --   $          --             --   $          --             --   $          --
   Columbia Large Cap Value Fund,
      Variable Series                               --              --             --              --             --              --
   Columbia Small Company Growth Fund,
      Variable Series                               --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                              --   $          --             --   $          --             --   $          --
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)               --              --             --              --             --              --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                           --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES
   Asset Allocation Fund (Class 2)                  --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)                     --              --             --              --             --              --
   Growth Fund (Class 2)                            --              --             --              --             --              --
   Growth-Income Fund (Class 2)                     --              --             --              --             --              --
   Asset Allocation Fund (Class 3)                  --              --             --              --             --              --
   Cash Management Fund (Class 3)                   --              --             --              --             --              --
   Growth Fund (Class 3)                            --              --             --              --             --              --
   Growth-Income Fund (Class 3)                     --              --             --              --             --              --
   High-Income Bond Fund (Class 3)                  --              --             --              --             --              --
   International Fund (Class 3)                     --              --             --              --             --              --
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio                  11,037   $       10.76         84,828   $       10.72             --   $          --
   Mid Cap Value Portfolio                          --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                     --   $          --             --   $          --             --   $          --
   BB&T Large Cap VIF Portfolio                     --              --             --              --             --              --
   BB&T Mid Cap Growth VIF Portfolio                --              --             --              --             --              --
   BB&T Special Opportunities Equity
      VIF Portfolio                                 --              --             --              --             --              --
   BB&T Total Return Bond VIF Portfolio             --              --             --              --             --              --

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.97(4)             Expenses of 2.02               Expenses of 2.05
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                           --              --             --              --             --              --
   Growth Portfolio (Class 1)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 2)         38,303           26.07             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                                 18,731           53.61             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 2)                       47,408           17.66             --              --             --              --
   Growth Portfolio (Class 2)                   12,643           36.06             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                  4,502           64.90             --              --             --              --
   Asset Allocation Portfolio (Class 3)         21,007           26.01          3,067           26.35             31           11.23
   Capital Appreciation Portfolio
      (Class 3)                                211,845           52.88         54,977           53.16          4,496           13.57
   Government and Quality Bond
      Portfolio (Class 3)                      559,909           17.57         84,837           17.70          9,219           10.52
   Growth Portfolio (Class 3)                   87,393           35.88         10,994           36.09            731           11.66
   Natural Resources Portfolio
      (Class 3)                                 56,099           64.48         25,634           64.90          1,360           14.22

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio (Class 1)              --              --             --              --             --              --
   Balanced Portfolio (Class 1)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 1)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 1)               --              --             --              --             --              --
   Cash Management Portfolio (Class 1)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 1)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 1)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 1)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 1)              --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 1)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 1)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 1)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 1)               --              --             --              --             --              --
   Real Estate Portfolio (Class 1)                  --              --             --              --             --              --
   Technology Portfolio (Class 1)                   --              --             --              --             --              --
   Telecom Utility Portfolio (Class 1)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                  3,058           16.66             --              --             --              --
   Alliance Growth Portfolio (Class 2)          10,134           36.03             --              --             --              --
   Balanced Portfolio (Class 2)                 13,996           16.45             --              --             --              --
   Blue Chip Growth Portfolio (Class 2)          3,418            6.92             --              --             --              --
   Capital Growth Portfolio (Class 2)            4,809            8.85             --              --             --              --
   Cash Management Portfolio (Class 2)          18,311           13.34             --              --             --              --
   Corporate Bond Portfolio (Class 2)           27,544           18.02             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                                 24,190           39.16             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                                  5,527           12.24             --              --             --              --
   Emerging Markets Portfolio (Class 2)          9,180           25.89             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                  3,198           19.85             --              --             --              --
   Foreign Value Portfolio (Class 2)             7,117           21.65             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                  2,729           20.81             --              --             --              --
   Global Bond Portfolio (Class 2)               6,310           19.11             --              --             --              --
   Global Equities Portfolio (Class 2)           4,865           25.69             --              --             --              --
   Growth Opportunities Portfolio
      (Class 2)                                  6,779            6.56             --              --             --              --
   Growth-Income Portfolio (Class 2)            11,926           33.38             --              --             --              --
   High-Yield Bond Portfolio (Class 2)          39,388           20.30             --              --             --              --
   International Diversified Equities
      Portfolio (Class 2)                       50,707           16.02             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                       12,222           19.39             --              --             --              --
   Marsico Focused Growth Portfolio
      (Class 2)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                        1,901           24.82             --              --             --              --
   MFS Total Return Portfolio (Class 2)         39,093           27.88             --              --             --              --
   Mid-Cap Growth Portfolio (Class 2)           19,763           12.10             --              --             --              --
   Real Estate Portfolio (Class 2)               8,800           25.76             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                                  7,021           18.00             --              --             --              --
   Technology Portfolio (Class 2)                9,270            2.78             --              --             --              --
   Telecom Utility Portfolio (Class 2)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                 37,017           16.54          5,196           16.67             31           10.95
   Alliance Growth Portfolio (Class 3)         107,435           35.85          7,550           36.04          2,732           11.92
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                        3,366           10.97         42,207           10.95             31           10.80
   American Funds Global Growth SAST
      Portfolio (Class 3)                        3,069           12.09         82,064           12.06          4,384           12.13
   American Funds Growth SAST Portfolio
      (Class 3)                                  2,791           11.70        311,908           11.68          1,193           11.60
   American Funds Growth-Income SAST
      Portfolio (Class 3)                          587           10.81        199,679           10.79          1,323           10.96
   Balanced Portfolio (Class 3)                 12,351           16.36          5,937           16.44             31           10.89
   Blue Chip Growth Portfolio (Class 3)         44,670            6.88         43,488            6.90             31           11.89
   Capital Growth Portfolio (Class 3)           23,642            8.80         33,619            8.92            119           11.84
   Cash Management Portfolio (Class 3)         329,573           13.27          9,728           13.35             31           10.29
   Corporate Bond Portfolio (Class 3)          266,170           17.94        127,739           18.02          3,739           10.55
   Davis Venture Value Portfolio
      (Class 3)                                273,325           39.05         65,520           39.27          7,235           11.20
   "Dogs" of Wall Street Portfolio
      (Class 3)                                 52,688           12.14          3,860           12.26             31           10.48
   Emerging Markets Portfolio (Class 3)        304,345           25.75         33,830           25.90          1,003           16.34
   Equity Opportunities Portfolio
      (Class 3)                                 57,952           19.65            203           19.83             31           10.67
   Foreign Value Portfolio (Class 3)           296,470           21.84         30,369           21.94          2,382           12.55
   Fundamental Growth Portfolio
      (Class 3)                                  8,092           20.45         23,578           20.79            188           12.43
   Global Bond Portfolio (Class 3)              53,407           18.97         10,802           19.04          2,806           10.97
   Global Equities Portfolio (Class 3)          33,596           25.44          2,031           25.51          1,395           12.16
   Growth Opportunities Portfolio
      (Class 3)                                121,084            6.48         33,447            6.58            582           12.91
   Growth-Income Portfolio (Class 3)            14,357           33.30            632           33.36             31           11.55
   High-Yield Bond Portfolio (Class 3)          60,332           20.21          7,118           20.36             31           10.32
   International Diversified Equities
      Portfolio (Class 3)                      325,506           15.94         42,549           16.05            931           12.34
   International Growth & Income
      Portfolio (Class 3)                      142,979           19.20         46,584           19.36          1,695           11.62
   Marsico Focused Growth Portfolio
      (Class 3)                                  4,825           13.15         17,620           13.22            387           12.34

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                               Expenses of 1.97(4)             Expenses of 2.02               Expenses of 2.05
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                       36,930   $       24.64            189   $       24.75             31   $       11.63
   MFS Total Return Portfolio (Class 3)        254,651           27.72         29,629           27.92             31           10.80
   Mid-Cap Growth Portfolio (Class 3)          144,785           12.06         12,241           12.07             65           12.42
   Real Estate Portfolio (Class 3)              78,926           25.66         25,490           25.78          1,158            9.30
   Small & Mid Cap Value Portfolio
      (Class 3)                                252,323           17.92         36,668           18.04          5,213           10.93
   Small Company Value Portfolio
      (Class 3)                                 52,166            9.21         51,343            9.21            824           10.00
   Technology Portfolio (Class 3)              338,071            2.77        133,610            2.78             31           12.68
   Telecom Utility Portfolio (Class 3)           2,076           17.05          1,485           17.71            197           13.18
   Worldwide High Income Portfolio
      (Class 3)                                    881           21.11            242           21.62          1,419           10.76

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                          233,515   $       13.26         20,870   $       13.38          2,303   $       10.37
   Growth and Income Portfolio                 386,344           15.23         40,823           15.28          2,006           10.88
   Strategic Growth Portfolio                   42,826           11.06             33           10.93            798           12.25

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   Diversified International Account
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Equity Income Account I (Class 1)                --              --             --              --             --              --
   Growth Account (Class 1)                         --              --             --              --             --              --
   Income Account (Class 1)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 1)                 --              --             --              --             --              --
   MidCap Stock Account (Class 1)                   --              --             --              --             --              --
   Money Market Account (Class 1)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 1)                 --              --             --              --             --              --
   SAM Conservative Balanced Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Conservative Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Short-Term Income Account (Class 1)              --              --             --              --             --              --
   SmallCap Growth Account (Class 1)                --              --             --              --             --              --
   SmallCap Value Account (Class 1)                 --              --             --              --             --              --
   West Coast Equity Account (Class 1)              --              --             --              --             --              --
   Diversified International Account
      (Class 2)                                     --              --             --              --             --              --
   Equity Income Account I (Class 2)                --              --             10           10.00             --              --
   Growth Account (Class 2)                         --              --             --              --             --              --
   Income Account (Class 2)                         --              --             --              --             --              --
   LargeCap Blend Account (Class 2)                 --              --             --              --             --              --
   MidCap Stock Account (Class 2)                   --              --             --              --             --              --
   Money Market Account (Class 2)                   --              --             --              --             --              --
   Mortgage Securities Account
      (Class 2)                                     --              --             --              --             --              --
   Real Estate Securities Account
      (Class 2)                                     --              --             --              --             --              --
   SAM Balanced Portfolio (Class 2)                 --              --             10           10.27             --              --
   SAM Conservative Balanced Portfolio
      (Class 2)                                     --              --             10           10.35             --              --
   SAM Conservative Growth Portfolio
      (Class 2)                                     --              --              9           10.98             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                     --              --             10           10.20             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                     --              --              9           12.09             --              --
   Short-Term Income Account (Class 2)              --              --             --              --             --              --
   SmallCap Growth Account (Class 2)                --              --             --              --             --              --
   SmallCap Value Account (Class 2)                 --              --             --              --             --              --
   West Coast Equity Account (Class 2)              --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   (Class A)
   Columbia Asset Allocation Fund,
      Variable Series                               --   $          --             --   $          --             --   $          --
   Columbia Large Cap Value Fund,
      Variable Series                               --              --             --              --             --              --
   Columbia Small Company Growth Fund,
      Variable Series                               --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I
   Columbia High Yield Fund, Variable
      Series (Class A)                          67,765   $       15.54            879   $       15.66             --   $          --
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)          214,563           13.06            819           13.07             --              --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                     --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
         Series (Class B)                           --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES
   Asset Allocation Fund (Class 2)                  --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)                284,874           24.00             --              --             --              --
   Growth Fund (Class 2)                       652,127           21.82             --              --             --              --
   Growth-Income Fund (Class 2)                645,086           18.44             --              --             --              --
   Asset Allocation Fund (Class 3)                  --              --             --              --             --              --
   Cash Management Fund (Class 3)                   --              --             --              --             --              --
   Growth Fund (Class 3)                            --              --             --              --             --              --
   Growth-Income Fund (Class 3)                     --              --             --              --             --              --
   High-Income Bond Fund (Class 3)                  --              --             --              --             --              --
   International Fund (Class 3)                     --              --             --              --             --              --
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio                 163,522   $       13.57         73,609   $       13.74            199   $       10.66
   Mid Cap Value Portfolio                          --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS
   BB&T Capital Manager Equity VIF
      Portfolio                                     29   $       11.61             27   $       11.82             --   $          --
   BB&T Large Cap VIF Portfolio                     54           11.17             51           11.40             --              --
   BB&T Mid Cap Growth VIF Portfolio                29           14.24            270           14.29             --              --
   BB&T Special Opportunities Equity
      VIF Portfolio                                 29           14.01          4,574           14.04             --              --
   BB&T Total Return Bond VIF Portfolio             29           10.43             30           10.45             --              --

MTB GROUP OF FUNDS
   MTB Large Cap Growth Fund II                     --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                        --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2007

                                                                           Net Asset Value      Net Asset
Variable Accounts                                               Shares        Per Share           Value           Cost
-----------------                                             ----------   ---------------   --------------   ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                       14,635,478       $16.39        $  239,833,843   $204,550,298
   Capital Appreciation Portfolio (Class 1)                   14,466,007        46.19           668,182,946    553,287,936
   Government and Quality Bond Portfolio (Class 1)            15,597,075        15.05           234,675,614    231,627,275
   Growth Portfolio (Class 1)                                  8,698,374        28.06           244,036,963    251,194,141
   Natural Resources Portfolio (Class 1)                       3,091,722        69.52           214,948,823     97,710,576
   Asset Allocation Portfolio (Class 2)                        1,142,076        16.36            18,679,976     16,143,867
   Capital Appreciation Portfolio (Class 2)                    2,928,878        45.91           134,461,434     89,715,454
   Government and Quality Bond Portfolio (Class 2)             7,444,139        15.04           111,935,603    112,930,819
   Growth Portfolio (Class 2)                                  2,470,427        28.02            69,224,882     59,783,508
   Natural Resources Portfolio (Class 2)                         647,748        69.31            44,896,542     25,889,685
   Asset Allocation Portfolio (Class 3)                        1,945,502        16.33            31,765,835     29,378,235
   Capital Appreciation Portfolio (Class 3)                   11,407,736        45.73           521,705,334    401,598,678
   Government and Quality Bond Portfolio (Class 3)            37,103,702        15.01           557,013,536    554,747,517
   Growth Portfolio (Class 3)                                  7,820,313        27.97           218,730,283    207,357,039
   Natural Resources Portfolio (Class 3)                       2,901,816        69.14           200,622,720    143,044,670

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                       6,166,011       $12.41        $   76,503,300   $ 75,327,438
   Alliance Growth Portfolio (Class 1)                        16,743,393        25.27           423,159,668    432,766,893
   Balanced Portfolio (Class 1)                                6,177,019        15.35            94,817,626    102,438,858
   Blue Chip Growth Portfolio (Class 1)                        2,123,884         7.90            16,771,820     14,229,117
   Capital Growth Portfolio (Class 1)                          1,353,201        10.01            13,549,487     10,534,321
   Cash Management Portfolio (Class 1)                        14,052,142        11.18           157,085,537    158,617,325
   Corporate Bond Portfolio (Class 1)                         12,219,328        11.93           145,719,768    140,401,272
   Davis Venture Value Portfolio (Class 1)                    34,620,182        32.72         1,132,762,035    791,189,687
   "Dogs" of Wall Street Portfolio (Class 1)                   3,433,767        10.61            36,420,354     33,885,864
   Emerging Markets Portfolio (Class 1)                        7,140,587        20.82           148,654,454     91,410,163
   Equity Opportunities Portfolio (Class 1)                    4,675,885        16.96            79,309,576     72,624,515
   Fundamental Growth Portfolio (Class 1)                      5,617,195        18.77           105,460,035    110,350,829
   Global Bond Portfolio (Class 1)                             6,144,788        11.87            72,916,266     68,322,500
   Global Equities Portfolio (Class 1)                         8,706,871        18.08           157,423,591    112,829,876
   Growth Opportunities Portfolio (Class 1)                    2,943,089         7.56            22,236,254     17,975,832
   Growth-Income Portfolio (Class 1)                          12,287,689        29.90           367,388,712    288,818,538
   High-Yield Bond Portfolio (Class 1)                        18,137,693         7.05           127,924,639    130,509,820
   International Diversified Equities Portfolio (Class 1)     11,396,148        12.21           139,192,910     95,657,306
   International Growth & Income Portfolio (Class 1)          12,766,866        15.72           200,680,648    145,385,379
   Marsico Focused Growth Portfolio (Class 1)                  3,605,202        13.53            48,795,490     37,487,952
   MFS Massachusetts Investors Trust Portfolio (Class 1)       7,900,300        15.21           120,201,972    100,106,938
   MFS Total Return Portfolio (Class 1)                       21,007,452        17.37           364,898,447    327,440,370
   Mid-Cap Growth Portfolio (Class 1)                          7,595,921        11.20            85,043,221     85,010,146
   Real Estate Portfolio (Class 1)                             4,880,063        17.47            85,266,112     78,961,376
   Technology Portfolio (Class 1)                              6,995,526         3.23            22,615,569     20,378,922
   Telecom Utility Portfolio (Class 1)                         3,068,570        12.78            39,204,694     32,239,586
   Worldwide High Income Portfolio (Class 1)                   5,775,376         7.59            43,832,167     47,656,801
   Aggressive Growth Portfolio (Class 2)                         894,926        12.34            11,044,347      9,083,768
   Alliance Growth Portfolio (Class 2)                         2,346,106        25.21            59,148,406     41,390,884
   Balanced Portfolio (Class 2)                                1,046,964        15.33            16,049,705     13,978,845
   Blue Chip Growth Portfolio (Class 2)                        1,114,439         7.89             8,792,084      6,629,715
   Capital Growth Portfolio (Class 2)                            574,648         9.95             5,719,187      3,975,700
   Cash Management Portfolio (Class 2)                         5,153,725        11.16            57,514,246     57,666,181
   Corporate Bond Portfolio (Class 2)                          4,073,478        11.91            48,501,854     47,269,339
   Davis Venture Value Portfolio (Class 2)                     5,645,929        32.66           184,372,113    125,254,132
   "Dogs" of Wall Street Portfolio (Class 2)                   1,291,374        10.59            13,674,579     12,591,367
   Emerging Markets Portfolio (Class 2)                        1,517,161        20.72            31,441,510     22,886,016
   Equity Opportunities Portfolio (Class 2)                      873,266        16.93            14,780,533     13,024,498
   Foreign Value Portfolio (Class 2)                           3,460,619        21.83            75,531,447     46,893,076
   Fundamental Growth Portfolio (Class 2)                        361,780        18.70             6,766,692      4,883,966
   Global Bond Portfolio (Class 2)                             1,526,321        11.81            18,024,074     17,112,673
   Global Equities Portfolio (Class 2)                         1,076,304        18.01            19,379,314     13,533,577
   Growth Opportunities Portfolio (Class 2)                    1,224,086         7.48             9,154,888      6,641,950
   Growth-Income Portfolio (Class 2)                             970,721        29.85            28,979,639     20,421,586
   High-Yield Bond Portfolio (Class 2)                         4,402,362         7.04            30,982,321     30,441,067
   International Diversified Equities Portfolio (Class 2)      4,716,698        12.14            57,269,092     34,955,230
   International Growth & Income Portfolio (Class 2)           2,282,569        15.75            35,944,347     26,378,186
   Marsico Focused Growth Portfolio (Class 2)                  3,115,962        13.42            41,823,533     30,378,637
   MFS Massachusetts Investors Trust Portfolio (Class 2)       1,560,045        15.20            23,715,821     15,917,494
   MFS Total Return Portfolio (Class 2)                        6,910,987        17.34           119,855,497    108,644,870
   Mid-Cap Growth Portfolio (Class 2)                          3,645,432        11.10            40,461,275     29,361,037
   Real Estate Portfolio (Class 2)                             1,420,580        17.41            24,726,909     25,176,654
   Small & Mid Cap Value Portfolio (Class 2)                   2,605,768        17.21            44,841,243     38,713,083
   Technology Portfolio (Class 2)                              2,564,815         3.21             8,221,130      6,743,486
   Telecom Utility Portfolio (Class 2)                           418,849        12.76             5,342,993      4,251,282
   Worldwide High Income Portfolio (Class 2)                     906,386         7.56             6,851,081      6,721,171
   Aggressive Growth Portfolio (Class 3)                       1,555,716        12.29            19,120,314     18,497,333
   Alliance Growth Portfolio (Class 3)                         9,652,106        25.13           242,549,984    192,242,349
   American Funds Asset Allocation SAST Portfolio (Class 3)    1,605,438        11.21            17,992,072     18,059,108
   American Funds Global Growth SAST Portfolio (Class 3)       5,000,606        12.48            62,382,919     59,685,250
   American Funds Growth SAST Portfolio (Class 3)              7,104,224        11.93            84,729,982     83,721,350
   American Funds Growth-Income SAST Portfolio (Class 3)       7,207,267        11.27            81,260,540     82,700,903
   Balanced Portfolio (Class 3)                                1,137,677        15.31            17,414,478     16,041,226
   Blue Chip Growth Portfolio (Class 3)                        2,101,331         7.87            16,543,909     14,382,452
   Capital Growth Portfolio (Class 3)                          3,650,915         9.92            36,234,272     35,359,748
   Cash Management Portfolio (Class 3)                        20,606,927        11.14           229,635,212    230,699,598
   Corporate Bond Portfolio (Class 3)                         30,887,633        11.89           367,171,144    364,871,113
   Davis Venture Value Portfolio (Class 3)                    20,846,980        32.60           679,538,448    575,431,963
   "Dogs" of Wall Street Portfolio (Class 3)                   1,668,754        10.57            17,644,260     17,995,546
   Emerging Markets Portfolio (Class 3)                        7,770,153        20.67           160,604,624    136,762,419
   Equity Opportunities Portfolio (Class 3)                    3,507,594        16.89            59,257,669     57,480,480
   Foreign Value Portfolio (Class 3)                          20,346,823        21.81           443,691,315    312,476,589
   Fundamental Growth Portfolio (Class 3)                      3,071,420        18.63            57,223,390     53,649,232
   Global Bond Portfolio (Class 3)                             6,685,847        11.78            78,731,321     75,190,903
   Global Equities Portfolio (Class 3)                         1,979,574        17.96            35,551,355     28,243,951
   Growth Opportunities Portfolio (Class 3)                    6,450,327         7.44            47,992,334     39,496,815
   Growth-Income Portfolio (Class 3)                             860,634        29.81            25,653,329     20,981,896
   High-Yield Bond Portfolio (Class 3)                        11,732,463         7.03            82,455,078     85,526,950
   International Diversified Equities Portfolio (Class 3)     26,809,384        12.12           324,999,091    231,293,118
   International Growth & Income Portfolio (Class 3)          14,252,662        15.72           224,074,458    220,291,813

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2007
                                  (continued)

                                                                           Net Asset Value      Net Asset
Variable Accounts                                               Shares        Per Share           Value           Cost
-----------------                                             ----------   ---------------   --------------   ------------
SUNAMERICA SERIES TRUST (continued):
   Marsico Focused Growth Portfolio (Class 3)                  3,498,789       $13.36          $ 46,728,274   $ 39,320,329
   MFS Massachusetts Investors Trust Portfolio (Class 3)       3,515,218        15.18            53,356,709     38,835,303
   MFS Total Return Portfolio (Class 3)                       18,830,085        17.32           326,148,107    321,591,652
   Mid-Cap Growth Portfolio (Class 3)                          8,185,753        11.05            90,444,749     70,880,002
   Real Estate Portfolio (Class 3)                             7,856,704        17.36           136,407,759    164,661,623
   Small & Mid Cap Value Portfolio (Class 3)                  18,119,626        17.17           311,186,779    297,464,599
   Small Company Value Portfolio (Class 3)                     4,070,546        15.84            64,473,065     70,898,690
   Technology Portfolio (Class 3)                              7,011,527         3.19            22,360,904     19,765,650
   Telecom Utility Portfolio (Class 3)                           524,931        12.74             6,686,022      6,341,787
   Worldwide High Income Portfolio (Class 3)                     459,680         7.54             3,467,341      3,531,459

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Comstock Portfolio                                         23,997,502       $13.80          $331,165,533   $295,019,630
   Growth and Income Portfolio                                25,214,399        21.31           537,318,833    468,386,643
   Strategic Growth Portfolio                                    842,135        33.29            28,034,658     21,166,931

PRINCIPAL VARIABLE CONTRACTS FUND, INC.:
   Diversified International Account (Class 1)                   259,714       $21.67          $  5,628,012   $  5,421,853
   Equity Income Account I (Class 1)                           3,197,458        19.32            61,774,881     51,962,298
   Growth Account (Class 1)                                      107,749        17.92             1,930,855      1,289,173
   Income Account (Class 1)                                    1,583,513        10.46            16,563,551     16,710,483
   LargeCap Blend Account (Class 1)                              713,083        12.59             8,977,720      7,217,461
   MidCap Stock Account (Class 1)                                403,806        15.22             6,145,928      6,172,270
   Money Market Account (Class 1)                              4,361,036         1.00             4,361,036      4,361,036
   Mortgage Securities Account (Class 1)                         897,381        10.49             9,413,525      9,568,726
   Real Estate Securities Account (Class 1)                       69,256        19.06             1,320,025      1,912,950
   SAM Balanced Portfolio (Class 1)                            9,394,835        19.17           180,098,979    137,373,817
   SAM Conservative Balanced Portfolio (Class 1)               1,305,834        13.07            17,067,252     14,525,591
   SAM Conservative Growth Portfolio (Class 1)                 3,698,269        21.18            78,329,330     54,067,499
   SAM Flexible Income Portfolio (Class 1)                     2,202,281        14.36            31,624,757     29,218,185
   SAM Strategic Growth Portfolio (Class 1)                    1,007,579        23.91            24,091,224     16,709,577
   Short-Term Income Account (Class 1)                         1,319,768         2.50             3,299,420      3,388,741
   SmallCap Growth Account (Class 1)                             148,339        11.35             1,683,650      1,335,475
   SmallCap Value Account (Class 1)                               20,040        15.69               314,434        393,705
   West Coast Equity Account (Class 1)                         1,263,881        25.13            31,761,327     24,795,960
   Diversified International Account (Class 2)                   297,453        21.71             6,457,706      6,329,399
   Equity Income Account I (Class 2)                           2,843,679        19.17            54,513,329     48,156,830
   Growth Account (Class 2)                                       55,561        17.90               994,535        686,366
   Income Account (Class 2)                                    1,219,770        10.40            12,685,604     12,950,316
   LargeCap Blend Account (Class 2)                              188,803        12.59             2,377,024      2,021,215
   MidCap Stock Account (Class 2)                                154,001        15.10             2,325,422      2,426,764
   Money Market Account (Class 2)                              4,437,007         1.00             4,437,007      4,437,007
   Mortgage Securities Account (Class 2)                         315,364        10.47             3,301,862      3,352,322
   Real Estate Securities Account (Class 2)                       72,353        19.06             1,379,040      2,005,226
   SAM Balanced Portfolio (Class 2)                            7,640,642        19.04           145,477,816    116,483,875
   SAM Conservative Balanced Portfolio (Class 2)               1,484,293        12.97            19,251,280     17,224,150
   SAM Conservative Growth Portfolio (Class 2)                 3,271,407        21.03            68,797,689     52,960,664
   SAM Flexible Income Portfolio (Class 2)                     3,102,355        14.26            44,239,577     41,796,808
   SAM Strategic Growth Portfolio (Class 2)                    1,295,699        23.77            30,798,767     24,320,646
   Short-Term Income Account (Class 2)                           943,315         2.49             2,348,855      2,406,940
   SmallCap Growth Account (Class 2)                              68,655        11.32               777,178        664,349
   SmallCap Value Account (Class 2)                               14,536        15.68               227,931        288,450
   West Coast Equity Account (Class 2)                           468,311        24.97            11,693,715      9,299,215

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series                93,629       $15.25          $  1,427,849   $  1,394,833
   Columbia Large Cap Value Fund, Variable Series                431,239        18.55             7,999,484      7,229,917
   Columbia Small Company Growth Fund, Variable Series           289,787        14.50             4,201,917      3,289,004

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series (Class A)         2,525,426       $11.14          $ 28,133,242   $ 26,756,512
   Columbia Marsico Focused Equities Fund, Variable Series
      (Class A)                                                3,734,517        22.87            85,408,402     62,282,378
   Columbia Marsico Growth Fund, Variable Series (Class A)       351,467        22.28             7,830,687      5,380,445
   Columbia Marsico 21st Century Fund, Variable Series
      (Class A)                                                  178,593        14.64             2,614,595      1,763,084
   Columbia Mid Cap Growth Fund, Variable Series (Class A)       254,476         8.69             2,211,393      1,856,187
   Columbia Marsico International Opportunities Fund,
      Variable Series (Class B)                                  368,021        25.23             9,285,181      5,780,610

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                             8,212,157       $18.39          $151,021,559   $123,580,754
   Global Growth Fund (Class 2)                               23,882,378        25.00           597,059,462    447,232,431
   Growth Fund (Class 2)                                      12,502,817        66.72           834,187,972    655,548,054
   Growth-Income Fund (Class 2)                               18,578,624        42.26           785,132,652    662,351,909
   Asset Allocation Fund (Class 3)                             3,854,811        18.50            71,314,007     65,828,012
   Cash Management Fund (Class 3)                              1,767,785        11.40            20,152,748     20,668,630
   Growth Fund (Class 3)                                       6,330,068        67.21           425,443,840    384,056,884
   Growth-Income Fund (Class 3)                                9,526,232        42.51           404,960,122    389,449,242
   High-Income Bond Fund (Class 3)                             2,374,008        11.65            27,657,188     32,838,522
   International Fund (Class 3)                                4,979,146        24.80           123,482,824     92,545,068
   U.S. Government/AAA-Rated Securities Fund (Class 3)         2,459,134        11.74            28,870,237     31,063,412

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                10,090,801       $27.91          $281,634,255   $267,925,232
   Mid Cap Value Portfolio                                     4,194,581        18.90            79,277,583     77,433,860

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF Portfolio                     460,251       $10.33          $  4,754,397   $  5,130,536
   BB&T Large Cap Growth VIF Portfolio                                --           --                    --             --
   BB&T Large Cap VIF Portfolio                                  282,991        13.71             3,879,807      4,503,856
   BB&T Mid Cap Growth VIF Portfolio                             235,847        18.29             4,313,645      3,807,317
   BB&T Special Opportunities Equity VIF Portfolio               638,796        16.03            10,239,903      9,913,543
   BB&T Total Return Bond VIF Portfolio                          838,902        10.02             8,405,798      8,214,059

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                                       19       $11.08          $        209   $        212
   MTB Large Cap Value Fund II                                       214        11.58                 2,481          2,521
   MTB Managed Allocation Fund - Aggressive Growth II                 17        11.96                   207            208
   MTB Managed Allocation Fund - Conservative Growth II               20        10.43                   206            207
   MTB Managed Allocation Fund - Moderate Growth II                   19        10.81                   207            208

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007

                                                                             Government
                                                   Asset        Capital          and                       Natural
                                                Allocation    Appreciation  Quality Bond     Growth       Resources
                                                 Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 1)     (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                               ------------  -------------  ------------  ------------  ------------
Investment income:
   Dividends                                   $  7,114,749  $   2,214,527  $  9,154,140  $  1,848,803  $  2,204,949
                                               ------------  -------------  ------------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (3,969,453)   (10,136,321)   (3,743,076)   (4,143,600)   (3,019,074)
                                               ------------  -------------  ------------  ------------  ------------
Net investment income (loss)                      3,145,296     (7,921,794)    5,411,064    (2,294,797)     (814,125)
                                               ------------  -------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     62,060,817    181,224,661    60,692,111    86,205,604    47,947,016
   Cost of shares sold                          (51,748,089)  (153,184,567)  (60,723,111)  (82,781,654)  (21,883,707)
                                               ------------  -------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                  10,312,728     28,040,094       (31,000)    3,423,950    26,063,309
Realized gain distributions                       8,772,277     72,465,587             0    28,098,609     9,683,121
                                               ------------  -------------  ------------  ------------  ------------
Net realized gains (losses)                      19,085,005    100,505,681       (31,000)   31,522,559    35,746,430
                                               ------------  -------------  ------------  ------------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           39,827,387     56,206,239    (2,511,972)   (1,261,333)   89,466,512
   End of period                                 35,283,545    114,895,010     3,048,339    (7,157,178)  117,238,247
                                               ------------  -------------  ------------  ------------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                 (4,543,842)    58,688,771     5,560,311    (5,895,845)   27,771,735
                                               ------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                  $ 17,686,459  $ 151,272,658  $ 10,940,375  $ 23,331,917  $ 62,704,040
                                               ============  =============  ============  ============  ============

                                                                           Government
                                                  Asset        Capital         and                      Natural
                                               Allocation   Appreciation  Quality Bond     Growth      Resources
                                                Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               -----------  ------------  ------------  ------------  -----------
Investment income:
   Dividends                                   $   494,987  $    288,602  $  4,127,107  $    414,213  $   417,764
                                               -----------  ------------  ------------  ------------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (292,445)   (2,032,243)   (1,774,568)   (1,159,971)    (655,046)
                                               -----------  ------------  ------------  ------------  -----------
Net investment income (loss)                       202,542    (1,743,641)    2,352,539      (745,758)    (237,282)
                                               -----------  ------------  ------------  ------------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     3,148,056    30,227,986    21,334,985    16,850,336   15,877,464
   Cost of shares sold                          (2,551,209)  (19,013,449)  (21,882,950)  (13,160,830)  (8,449,582)
                                               -----------  ------------  ------------  ------------  -----------
Net realized gains (losses) from securities
   transactions                                    596,847    11,214,537      (547,965)    3,689,506    7,427,882
Realized gain distributions                        640,960    14,614,263             0     7,797,916    2,046,511
                                               -----------  ------------  ------------  ------------  -----------
Net realized gains (losses)                      1,237,807    25,828,800      (547,965)   11,487,422    9,474,393
                                               -----------  ------------  ------------  ------------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           2,806,320    39,306,534    (4,144,174)   14,000,343   15,105,797
   End of period                                 2,536,109    44,745,980      (995,216)    9,441,374   19,006,857
                                               -----------  ------------  ------------  ------------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (270,211)    5,439,446     3,148,958    (4,558,969)   3,901,060
                                               -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
   operations                                  $ 1,170,138  $ 29,524,605  $  4,953,532  $  6,182,695  $13,138,171
                                               ===========  ============  ============  ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                           Government
                                                  Asset        Capital         and                       Natural
                                                Allocation  Appreciation  Quality Bond     Growth       Resources
                                                Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               -----------  ------------  ------------  ------------  ------------
Investment income:
   Dividends                                   $   831,699  $    719,459  $ 18,122,385  $  1,024,220  $  1,554,389
                                               -----------  ------------  ------------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (513,800)   (7,550,827)   (7,480,710)   (3,290,974)   (2,492,819)
                                               -----------  ------------  ------------  ------------  ------------
Net investment income (loss)                       317,899    (6,831,368)   10,641,675    (2,266,754)     (938,430)
                                               -----------  ------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     4,994,721    63,978,473    36,916,552    21,100,344    27,546,429
   Cost of shares sold                          (4,429,497)  (46,607,742)  (37,307,185)  (18,390,888)  (18,491,680)
                                               -----------  ------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                    565,224    17,370,731      (390,633)    2,709,456     9,054,749
Realized gain distributions                      1,111,925    55,667,584             0    22,778,681     8,210,288
                                               -----------  ------------  ------------  ------------  ------------
Net realized gains (losses)                      1,677,149    73,038,315      (390,633)   25,488,137    17,265,037
                                               -----------  ------------  ------------  ------------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           2,547,444    79,163,078    (9,296,392)   19,228,053    25,467,708
   End of period                                 2,387,600   120,106,656     2,266,019    11,373,244    57,578,050
                                               -----------  ------------  ------------  ------------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                  (159,844)   40,943,578    11,562,411    (7,854,809)   32,110,342
                                               -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                  $ 1,835,204  $107,150,525  $ 21,813,453  $ 15,366,574  $ 48,436,949
                                               ===========  ============  ============  ============  ============


                                                Aggressive      Alliance                   Blue Chip     Capital
                                                  Growth         Growth       Balanced       Growth       Growth
                                                 Portfolio     Portfolio      Portfolio    Portfolio    Portfolio
                                                 (Class 1)     (Class 1)      (Class 1)    (Class 1)    (Class 1)
                                               ------------  -------------  ------------  -----------  -----------
Investment income:
   Dividends                                   $    521,004  $     206,784  $  2,928,221  $    55,964  $   158,274
                                               ------------  -------------  ------------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (1,462,925)    (7,008,375)   (1,629,174)    (259,110)    (217,235)
                                               ------------  -------------  ------------  -----------  -----------
Net investment income (loss)                       (941,921)    (6,801,591)    1,299,047     (203,146)     (58,961)
                                               ------------  -------------  ------------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     38,552,197    158,984,355    31,187,215    5,724,103    4,630,087
   Cost of shares sold                          (34,581,961)  (176,769,053)  (33,499,989)  (4,979,180)  (3,576,307)
                                               ------------  -------------  ------------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                   3,970,236    (17,784,698)   (2,312,774)     744,923    1,053,780
Realized gain distributions                               0              0             0            0            0
                                               ------------  -------------  ------------  -----------  -----------
Net realized gains (losses)                       3,970,236    (17,784,698)   (2,312,774)     744,923    1,053,780
                                               ------------  -------------  ------------  -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            4,125,812    (89,913,326)  (12,938,481)   1,177,785    2,448,793
   End of period                                  1,175,862     (9,607,225)   (7,621,232)   2,542,703    3,015,166
                                               ------------  -------------  ------------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (2,949,950)    80,306,101     5,317,249    1,364,918      566,373
                                               ------------  -------------  ------------  -----------  -----------
Increase (decrease) in net assets from
   operations                                  $     78,365  $  55,719,812  $  4,303,522  $ 1,906,695  $ 1,561,192
                                               ============  =============  ============  ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                    Cash       Corporate    Davis Venture    "Dogs" of     Emerging
                                                 Management       Bond          Value       Wall Street     Markets
                                                 Portfolio      Portfolio     Portfolio      Portfolio     Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                               -------------  ------------  -------------  ------------  ------------
Investment income:
   Dividends                                   $   6,065,887  $  5,826,010  $  10,725,146  $  1,058,601  $  2,650,834
                                               -------------  ------------  -------------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (2,470,512)   (2,320,112)   (19,492,813)     (696,535)   (2,089,068)
                                               -------------  ------------  -------------  ------------  ------------
Net investment income (loss)                       3,595,375     3,505,898     (8,767,667)      362,066       561,766
                                               -------------  ------------  -------------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     207,005,846    27,041,240    319,853,999    18,442,814    38,834,960
   Cost of shares sold                          (202,975,572)  (25,935,716)  (211,158,916)  (15,111,582)  (21,334,329)
                                               -------------  ------------  -------------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                    4,030,274     1,105,524    108,695,083     3,331,232    17,500,631
Realized gain distributions                                0             0     53,501,933     2,462,997    17,698,061
                                               -------------  ------------  -------------  ------------  ------------
Net realized gains (losses)                        4,030,274     1,105,524    162,197,016     5,794,229    35,198,692
                                               -------------  ------------  -------------  ------------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             1,503,913     4,234,601    439,047,104     9,868,115    48,841,908
   End of period                                  (1,531,788)    5,318,496    341,572,348     2,534,490    57,244,291
                                               -------------  ------------  -------------  ------------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                  (3,035,701)    1,083,895    (97,474,756)   (7,333,625)    8,402,383
                                               -------------  ------------  -------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                  $   4,589,948  $  5,695,317  $  55,954,593  $ (1,177,330) $ 44,162,841
                                               =============  ============  =============  ============  ============

                                                   Equity      Fundamental                   Global         Growth
                                               Opportunities     Growth      Global Bond    Equities    Opportunities
                                                  Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                  (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               -------------  ------------  ------------  ------------  -------------
Investment income:
   Dividends                                   $  1,531,716   $          0  $    388,546  $  1,977,898   $         0
                                               ------------   ------------  ------------  ------------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (1,440,630)    (1,711,388)   (1,007,840)   (2,593,659)     (313,349)
                                               ------------   ------------  ------------  ------------   -----------
Net investment income (loss)                         91,086     (1,711,388)     (619,294)     (615,761)     (313,349)
                                               ------------   ------------  ------------  ------------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     30,358,315     35,222,030    15,584,465    41,203,247     8,765,975
   Cost of shares sold                          (24,284,465)   (40,644,710)  (15,557,178)  (29,848,902)   (7,393,412)
                                               ------------   ------------  ------------  ------------   -----------
Net realized gains (losses) from securities
   transactions                                   6,073,850     (5,422,680)       27,287    11,354,345     1,372,563
Realized gain distributions                       8,697,077              0       298,578             0             0
                                               ------------   ------------  ------------  ------------   -----------
Net realized gains (losses)                      14,770,927     (5,422,680)      325,865    11,354,345     1,372,563
                                               ------------   ------------  ------------  ------------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           22,458,586    (25,981,736)   (1,771,186)   38,475,420     1,721,578
   End of period                                  6,685,061     (4,890,794)    4,593,766    44,593,715     4,260,422
                                               ------------   ------------  ------------  ------------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                (15,773,525)    21,090,942     6,364,952     6,118,295     2,538,844
                                               ------------   ------------  ------------  ------------   -----------
Increase (decrease) in net assets from
   operations                                  $   (911,512)  $ 13,956,874  $  6,071,523  $ 16,856,879   $ 3,598,058
                                               ============   ============  ============  ============   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                            International
                                                               High-Yield    Diversified    International       Marsico
                                               Growth-Income      Bond         Equities    Growth & Income  Focused Growth
                                                 Portfolio      Portfolio     Portfolio       Portfolio        Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)       (Class 1)        (Class 1)
                                               -------------  ------------  -------------  ---------------  --------------
Investment income:
   Dividends                                   $   3,580,631  $ 11,029,361  $  2,949,971    $  3,462,292    $     99,175
                                               -------------  ------------  ------------    ------------    ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (6,220,809)   (2,396,729)   (2,233,584)     (3,430,394)       (828,262)
                                               -------------  ------------  ------------    ------------    ------------
Net investment income (loss)                      (2,640,178)    8,632,632       716,387          31,898        (729,087)
                                               -------------  ------------  ------------    ------------    ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     131,606,762    94,367,362    46,293,832      54,949,962      24,051,732
   Cost of shares sold                          (108,513,620)  (89,455,173)  (30,972,262)    (32,412,348)    (17,798,873)
                                               -------------  ------------  ------------    ------------    ------------
Net realized gains (losses) from securities
   transactions                                   23,093,142     4,912,189    15,321,570      22,537,614       6,252,859
Realized gain distributions                                0             0             0      25,026,488       2,484,131
                                               -------------  ------------  ------------    ------------    ------------
Net realized gains (losses)                       23,093,142     4,912,189    15,321,570      47,564,102       8,736,990
                                               -------------  ------------  ------------    ------------    ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            61,285,687    10,699,345    41,123,150      89,717,001      13,351,440
   End of period                                  78,570,174    (2,585,181)   43,535,604      55,295,269      11,307,538
                                               -------------  ------------  ------------    ------------    ------------
Change in net unrealized appreciation
   (depreciation) of investments                  17,284,487   (13,284,526)    2,412,454     (34,421,732)     (2,043,902)
                                               -------------  ------------  ------------    ------------    ------------
Increase (decrease) in net assets from
   operations                                  $  37,737,451  $    260,295  $ 18,450,411    $ 13,174,268    $  5,964,001
                                               =============  ============  ============    ============    ============

                                                     MFS
                                                Massachusetts     MFS Total      Mid-Cap
                                               Investors Trust     Return        Growth      Real Estate   Technology
                                                  Portfolio       Portfolio     Portfolio     Portfolio    Portfolio
                                                  (Class 1)       (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                               ---------------  ------------  ------------  ------------ ------------
Investment income:
   Dividends                                    $  1,440,061    $ 10,039,252  $    217,279  $  1,540,485  $         0
                                                ------------    ------------  ------------  ------------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (2,013,996)     (6,207,629)   (1,426,588)   (1,945,953)    (273,119)
                                                ------------    ------------  ------------  ------------  -----------
Net investment income (loss)                        (573,935)      3,831,623    (1,209,309)     (405,468)    (273,119)
                                                ------------    ------------  ------------  ------------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      35,970,364      86,860,959    35,937,298    58,674,632    6,744,084
   Cost of shares sold                           (31,042,781)    (72,722,010)  (38,302,139)  (37,961,202)  (6,498,927)
                                                ------------    ------------  ------------  ------------  -----------
Net realized gains (losses) from securities
   transactions                                    4,927,583      14,138,949    (2,364,841)   20,713,430      245,157
Realized gain distributions                                0      17,839,707             0    16,177,251            0
                                                ------------    ------------  ------------  ------------  -----------
Net realized gains (losses)                        4,927,583      31,978,656    (2,364,841)   36,890,681      245,157
                                                ------------    ------------  ------------  ------------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            12,924,298      61,452,810   (16,658,157)   61,117,508     (697,862)
   End of period                                  20,095,034      37,458,077        33,075     6,304,736    2,236,647
                                                ------------    ------------  ------------  ------------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                   7,170,736     (23,994,733)   16,691,232   (54,812,772)   2,934,509
                                                ------------    ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
   operations                                   $ 11,524,384    $ 11,815,546  $ 13,117,082  $(18,327,559) $ 2,906,547
                                                ============    ============  ============  ============  ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                  Telecom      Worldwide    Aggressive    Alliance
                                                  Utility     High Income     Growth       Growth       Balanced
                                                 Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                                 (Class 1)     (Class 1)    (Class 2)     (Class 2)    (Class 2)
                                               ------------  ------------  -----------  ------------  -----------
Investment income:
   Dividends                                   $  1,121,026  $  3,010,739  $    57,411  $          0  $   459,707
                                               ------------  ------------  -----------  ------------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (599,362)     (737,468)    (205,714)     (956,475)    (269,473)
                                               ------------  ------------  -----------  ------------  -----------
Net investment income (loss)                        521,664     2,273,271     (148,303)     (956,475)     190,234
                                               ------------  ------------  -----------  ------------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     15,344,604    14,014,543    4,436,188    16,366,658    3,991,197
   Cost of shares sold                          (12,820,650)  (15,003,014)  (3,117,547)  (12,126,799)  (3,381,980)
                                               ------------  ------------  -----------  ------------  -----------
Net realized gains (losses) from securities
   transactions                                   2,523,954      (988,471)   1,318,641     4,239,859      609,217
Realized gain distributions                               0             0            0             0            0
                                               ------------  ------------  -----------  ------------  -----------
Net realized gains (losses)                       2,523,954      (988,471)   1,318,641     4,239,859      609,217
                                               ------------  ------------  -----------  ------------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            3,127,569    (4,428,352)   3,318,228    13,734,994    2,257,734
   End of period                                  6,965,108    (3,824,634)   1,960,579    17,757,522    2,070,860
                                               ------------  ------------  -----------  ------------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                  3,837,539       603,718   (1,357,649)    4,022,528     (186,874)
                                               ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
   operations                                  $  6,883,157  $  1,888,518  $  (187,311) $  7,305,912  $   612,577
                                               ============  ============  ===========  ============  ===========

                                                Blue Chip     Capital        Cash       Corporate
                                                  Growth       Growth     Management       Bond      Davis Venture
                                                Portfolio    Portfolio     Portfolio    Portfolio   Value Portfolio
                                                (Class 2)    (Class 2)     (Class 2)    (Class 2)      (Class 2)
                                               -----------  -----------  ------------  -----------  ---------------
Investment income:
   Dividends                                   $    18,365  $    58,151  $  2,014,153  $ 1,876,260   $  1,470,222
                                               -----------  -----------  ------------  -----------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (149,013)     (89,074)     (889,307)    (775,857)    (3,101,276)
                                               -----------  -----------  ------------  -----------   ------------
Net investment income (loss)                      (130,648)     (30,923)    1,124,846    1,100,403     (1,631,054)
                                               -----------  -----------  ------------  -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,900,009    1,807,534    60,336,091   10,238,746     38,880,383
   Cost of shares sold                          (2,236,824)  (1,209,007)  (59,047,329)  (9,928,498)   (24,245,174)
                                               -----------  -----------  ------------  -----------   ------------
Net realized gains (losses) from securities
   transactions                                    663,185      598,527     1,288,762      310,248     14,635,209
Realized gain distributions                              0            0             0            0      8,601,420
                                               -----------  -----------  ------------  -----------   ------------
Net realized gains (losses)                        663,185      598,527     1,288,762      310,248     23,236,629
                                               -----------  -----------  ------------  -----------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           1,607,732    1,686,305       752,130      843,636     72,697,221
   End of period                                 2,162,369    1,743,487      (151,935)   1,232,515     59,117,981
                                               -----------  -----------  ------------  -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                   554,637       57,182      (904,065)     388,879    (13,579,240)
                                               -----------  -----------  ------------  -----------   ------------
Increase (decrease) in net assets from
   operations                                  $ 1,087,174  $   624,786  $  1,509,543  $ 1,799,530   $  8,026,335
                                               ===========  ===========  ============  ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                "Dogs" of     Emerging       Equity       Foreign    Fundamental
                                               Wall Street    Markets    Opportunities     Value        Growth
                                                Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               -----------  -----------  -------------  -----------  -----------
Investment income:
   Dividends                                   $   370,495  $   521,224  $   259,758    $ 1,386,202  $         0
                                               -----------  -----------  -----------    -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (253,360)    (437,884)    (264,260)    (1,212,882)    (107,562)
                                               -----------  -----------  -----------    -----------  -----------
Net investment income (loss)                       117,135       83,340       (4,502)       173,320     (107,562)
                                               -----------  -----------  -----------    -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     5,470,662    9,533,332    4,736,617     16,046,553    1,737,223
   Cost of shares sold                          (4,415,266)  (5,963,532)  (3,534,576)    (9,472,647)  (1,355,276)
                                               -----------  -----------  -----------    -----------  -----------
Net realized gains (losses) from securities
   transactions                                  1,055,396    3,569,800    1,202,041      6,573,906      381,947
Realized gain distributions                        910,513    3,708,660    1,598,421      2,195,090            0
                                               -----------  -----------  -----------    -----------  -----------
Net realized gains (losses)                      1,965,909    7,278,460    2,800,462      8,768,996      381,947
                                               -----------  -----------  -----------    -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           3,640,181    6,979,626    4,771,317     28,343,128    1,327,545
   End of period                                 1,083,212    8,555,494    1,756,035     28,638,371    1,882,726
                                               -----------  -----------  -----------    -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                (2,556,969)   1,575,868   (3,015,282)       295,243      555,181
                                               -----------  -----------  -----------    -----------  -----------
Increase (decrease) in net assets from
   operations                                  $  (473,925) $ 8,937,668  $  (219,322)   $ 9,237,559  $   829,566
                                               ===========  ===========  ===========    ===========  ===========

                                                               Global        Growth                     High-Yield
                                               Global Bond    Equities   Opportunities  Growth-Income      Bond
                                                Portfolio    Portfolio     Portfolio      Portfolio      Portfolio
                                                (Class 2)    (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                               -----------  -----------  -------------  -------------  ------------
Investment income:
   Dividends                                   $    69,387  $   210,865   $         0    $   241,061   $  2,506,599
                                               -----------  -----------   -----------    -----------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (258,609)    (301,961)     (137,140)      (489,108)      (562,867)
                                               -----------  -----------   -----------    -----------   ------------
Net investment income (loss)                      (189,222)     (91,096)     (137,140)      (248,047)     1,943,732
                                               -----------  -----------   -----------    -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     3,783,304    4,684,709     2,821,807      9,127,225     16,014,751
   Cost of shares sold                          (3,829,032)  (3,050,941)   (2,175,246)    (6,455,631)   (14,875,267)
                                               -----------  -----------   -----------    -----------   ------------
Net realized gains (losses) from securities
   transactions                                    (45,728)   1,633,768       646,561      2,671,594      1,139,484
Realized gain distributions                         72,515            0             0              0              0
                                               -----------  -----------   -----------    -----------   ------------
Net realized gains (losses)                         26,787    1,633,768       646,561      2,671,594      1,139,484
                                               -----------  -----------   -----------    -----------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            (770,541)   5,583,119     1,521,206      8,218,764      3,684,778
   End of period                                   911,401    5,845,737     2,512,938      8,558,053        541,254
                                               -----------  -----------   -----------    -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                 1,681,942      262,618       991,732        339,289     (3,143,524)
                                               -----------  -----------   -----------    -----------   ------------
Increase (decrease) in net assets from
   operations                                  $ 1,519,507  $ 1,805,290   $ 1,501,153    $ 2,762,836   $    (60,308)
                                               ===========  ===========   ===========    ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                               International                                           MFS
                                                Diversified    International                      Massachusetts
                                                  Equities    Growth & Income   Marsico Focused  Investors Trust  MFS Total Return
                                                 Portfolio       Portfolio     Growth Portfolio     Portfolio         Portfolio
                                                 (Class 2)       (Class 2)         (Class 2)        (Class 2)         (Class 2)
                                               -------------  ---------------  ----------------  ---------------  ----------------
Investment income:
   Dividends                                    $ 1,155,832     $   563,132      $    26,652       $   251,020      $  3,110,705
                                                -----------     -----------      -----------       -----------      ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (923,682)       (608,747)        (668,910)         (388,371)       (2,016,368)
                                                -----------     -----------      -----------       -----------      ------------
Net investment income (loss)                        232,150         (45,615)        (642,258)         (137,351)        1,094,337
                                                -----------     -----------      -----------       -----------      ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     14,852,311      10,139,792       10,165,938         5,643,377        24,739,820
   Cost of shares sold                           (8,747,620)     (5,895,541)      (7,213,472)       (3,836,313)      (20,849,938)
                                                -----------     -----------      -----------       -----------      ------------
Net realized gains (losses) from securities
   transactions                                   6,104,691       4,244,251        2,952,466         1,807,064         3,889,882
Realized gain distributions                               0       4,415,925        2,086,488                 0         5,840,842
                                                -----------     -----------      -----------       -----------      ------------
Net realized gains (losses)                       6,104,691       8,660,176        5,038,954         1,807,064         9,730,724
                                                -----------     -----------      -----------       -----------      ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           21,313,855      16,019,442       11,136,820         7,366,719        18,623,674
   End of period                                 22,313,862       9,566,161       11,444,896         7,798,327        11,210,627
                                                -----------     -----------      -----------       -----------      ------------
Change in net unrealized appreciation
   (depreciation) of investments                  1,000,007      (6,453,281)         308,076           431,608        (7,413,047)
                                                -----------     -----------      -----------       -----------      ------------
Increase (decrease) in net assets from
   operations                                   $ 7,336,848     $ 2,161,280      $ 4,704,772       $ 2,101,321      $  3,412,014
                                                ===========     ===========      ===========       ===========      ============



                                               Mid-Cap Growth   Real Estate   Small & Mid Cap   Technology   Telecom Utility
                                                  Portfolio      Portfolio    Value Portfolio   Portfolio       Portfolio
                                                  (Class 2)      (Class 2)       (Class 2)       (Class 2)      (Class 2)
                                               --------------  -------------  ---------------  ------------  ---------------
Investment income:
   Dividends                                    $    49,561    $    369,809    $    255,200    $         0     $   157,766
                                                -----------    ------------    ------------    -----------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (660,285)       (519,495)       (783,082)      (117,804)        (86,032)
                                                -----------    ------------    ------------    -----------     -----------
Net investment income (loss)                       (610,724)       (149,686)       (527,882)      (117,804)         71,734
                                                -----------    ------------    ------------    -----------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     11,867,285      13,667,788      13,143,054      3,013,222       2,778,033
   Cost of shares sold                           (8,859,746)     (9,549,122)    (10,088,055)    (2,571,805)     (2,103,364)
                                                -----------    ------------    ------------    -----------     -----------
Net realized gains (losses) from securities
   transactions                                   3,007,539       4,118,666       3,054,999        441,417         674,669
Realized gain distributions                               0       4,327,148       2,134,206              0               0
                                                -----------    ------------    ------------    -----------     -----------
Net realized gains (losses)                       3,007,539       8,445,814       5,189,205        441,417         674,669
                                                -----------    ------------    ------------    -----------     -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            7,677,170      12,814,984      10,547,295        493,030         911,014
   End of period                                 11,100,238        (449,745)      6,128,160      1,477,644       1,091,711
                                                -----------    ------------    ------------    -----------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                  3,423,068     (13,264,729)     (4,419,135)       984,614         180,697
                                                -----------    ------------    ------------    -----------     -----------
Increase (decrease) in net assets from
   operations                                   $ 5,819,883    $ (4,968,601)   $    242,188    $ 1,308,227     $   927,100
                                                ===========    ============    ============    ===========     ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                  Aggressive                    American Funds   American Funds
                                                Worldwide High      Growth    Alliance Growth  Asset Allocation   Global Growth
                                               Income Portfolio   Portfolio      Portfolio      SAST Portfolio   SAST Portfolio
                                                   (Class 2)      (Class 3)      (Class 3)         (Class 3)        (Class 3)
                                               ----------------  -----------  ---------------  ----------------  --------------
Investment income:
   Dividends                                     $   450,757     $    75,610   $          0      $   5,069         $        0
                                                 -----------     -----------   ------------      ---------         ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (110,599)       (305,524)    (3,679,566)       (126,055)         (437,298)
                                                 -----------     -----------   ------------      ---------         ----------
Net investment income (loss)                         340,158        (229,914)    (3,679,566)       (120,986)         (437,298)
                                                 -----------     -----------   ------------      ---------         ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       1,673,902       6,858,123     24,909,906         573,245           880,735
   Cost of shares sold                            (1,582,948)     (5,550,574)   (19,966,623)       (544,719)         (794,193)
                                                 -----------     -----------   ------------      ---------         ----------
Net realized gains (losses) from securities
   transactions                                       90,954       1,307,549      4,943,283          28,526            86,542
Realized gain distributions                                0               0              0              58                 0
                                                 -----------     -----------   ------------      ---------         ----------
Net realized gains (losses)                           90,954       1,307,549      4,943,283          28,584            86,542
                                                 -----------     -----------   ------------      ---------         ----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               299,763       2,435,444     24,184,623           5,935            46,969
   End of period                                     129,910         622,981     50,307,635         (67,036)        2,697,669
                                                 -----------     -----------   ------------      ---------         ----------
Change in net unrealized appreciation
   (depreciation) of investments                    (169,853)     (1,812,463)    26,123,012         (72,971)        2,650,700
                                                 -----------     -----------   ------------      ---------         ----------
Increase (decrease) in net assets from
   operations                                    $   261,259     $  (734,828)  $ 27,386,729       $(165,373)       $2,299,944
                                                 ===========     ===========   ============       =========        ==========

                                               American Funds  American Funds
                                                 Growth SAST    Growth-Income                      Blue Chip Growth  Capital Growth
                                                  Portfolio    SAST Portfolio  Balanced Portfolio      Portfolio        Portfolio
                                                  (Class 3)       (Class 3)         (Class 3)          (Class 3)        (Class 3)
                                               --------------  --------------  ------------------  ----------------  --------------
Investment income:
   Dividends                                    $     7,348     $    13,741       $   470,898        $    19,361      $   234,869
                                                -----------     -----------       -----------        -----------      -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (541,574)       (529,127)         (265,487)          (221,256)        (233,513)
                                                -----------     -----------       -----------        -----------      -----------
Net investment income (loss)                       (534,226)       (515,386)          205,411           (201,895)           1,356
                                                -----------     -----------       -----------        -----------      -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      1,122,424         419,326         3,696,388          4,155,158        2,114,693
   Cost of shares sold                           (1,029,651)       (399,069)       (3,247,280)        (3,465,331)      (1,769,391)
                                                -----------     -----------       -----------        -----------      -----------
Net realized gains (losses) from securities
   transactions                                      92,773          20,257           449,108            689,827          345,302
Realized gain distributions                             879           1,014                 0                  0                0
                                                -----------     -----------       -----------        -----------      -----------
Net realized gains (losses)                          93,652          21,271           449,108            689,827          345,302
                                                -----------     -----------       -----------        -----------      -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               14,335          15,022         1,479,523          1,204,413          412,551
   End of period                                  1,008,632      (1,440,363)        1,373,252          2,161,457          874,524
                                                -----------     -----------       -----------        -----------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                    994,297      (1,455,385)         (106,271)           957,044          461,973
                                                -----------     -----------       -----------        -----------      -----------
Increase (decrease) in net assets from
   operations                                   $   553,723     $(1,949,500)      $   548,248        $ 1,444,976      $   808,631
                                                ===========     ===========       ===========        ===========      ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                    Cash        Corporate
                                                 Management       Bond       Davis Venture    "Dogs" of Wall   Emerging Markets
                                                 Portfolio      Portfolio   Value Portfolio  Street Portfolio      Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)        (Class 3)          (Class 3)
                                               -------------  ------------  ---------------  ----------------  ----------------
Investment income:
   Dividends                                   $   7,730,763  $ 12,300,280   $  4,589,546      $   438,399       $  2,385,268
                                               -------------  ------------   ------------      -----------       ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (3,246,055)   (4,637,684)   (10,270,310)        (301,750)        (1,913,061)
                                               -------------  ------------   ------------      -----------       ------------
Net investment income (loss)                       4,484,708     7,662,596     (5,680,764)         136,649            472,207
                                               -------------  ------------   ------------      -----------       ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     160,282,215    14,664,152     38,874,610        6,168,969         19,579,490
   Cost of shares sold                          (156,249,412)  (14,506,527)   (30,352,382)      (5,451,196)       (14,488,068)
                                               -------------  ------------   ------------      -----------       ------------
Net realized gains (losses) from securities
   transactions                                    4,032,803       157,625      8,522,228          717,773          5,091,422
Realized gain distributions                                0             0     30,173,377        1,117,996         17,656,091
                                               -------------  ------------   ------------      -----------       ------------
Net realized gains (losses)                        4,032,803       157,625     38,695,605        1,835,769         22,747,513
                                               -------------  ------------   ------------      -----------       ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             2,297,213      (670,853)   115,924,826        2,307,680          9,423,594
   End of period                                  (1,064,386)    2,300,031    104,106,485         (351,286)        23,842,205
                                               -------------  ------------   ------------      -----------       ------------
Change in net unrealized appreciation
   (depreciation) of investments                  (3,361,599)    2,970,884    (11,818,341)      (2,658,966)        14,418,611
                                               -------------  ------------   ------------      -----------       ------------
Increase (decrease) in net assets from
   operations                                  $   5,155,912  $ 10,791,105   $ 21,196,500      $  (686,548)      $ 37,638,331
                                               =============  ============   ============      ===========       ============

                                                   Equity
                                               Opportunities  Foreign Value     Fundamental     Global Bond   Global Equities
                                                 Portfolio      Portfolio    Growth Portfolio    Portfolio       Portfolio
                                                 (Class 3)      (Class 3)        (Class 3)       (Class 3)       (Class 3)
                                               -------------  -------------  ----------------  -------------  ---------------
Investment income:
   Dividends                                    $   923,395   $  7,615,465     $         0     $    219,277     $   355,607
                                                -----------   ------------     -----------     ------------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (963,695)    (6,888,604)       (356,626)        (941,759)       (520,215)
                                                -----------   ------------     -----------     ------------     -----------
Net investment income (loss)                        (40,300)       726,861        (356,626)        (722,482)       (164,608)
                                                -----------   ------------     -----------     ------------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      9,930,667     59,333,763       3,401,924       10,378,649       6,578,484
   Cost of shares sold                           (8,420,148)   (39,544,826)     (2,878,855)     (10,516,967)     (4,842,420)
                                                -----------   ------------     -----------     ------------     -----------
Net realized gains (losses) from securities
   transactions                                   1,510,519     19,788,937         523,069         (138,318)      1,736,064
Realized gain distributions                       6,008,725     12,620,783               0          293,927               0
                                                -----------   ------------     -----------     ------------     -----------
Net realized gains (losses)                       7,519,244     32,409,720         523,069          155,609       1,736,064
                                                -----------   ------------     -----------     ------------     -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           10,269,795    115,464,654         588,793       (3,038,471)      6,124,651
   End of period                                  1,777,189    131,214,726       3,574,158        3,540,418       7,307,404
                                                -----------   ------------     -----------     ------------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (8,492,606)    15,750,072       2,985,365        6,578,889       1,182,753
                                                -----------   ------------     -----------     ------------     -----------
Increase (decrease) in net assets from
   operations                                   $(1,013,662)  $ 48,886,653     $ 3,151,808     $  6,012,016     $ 2,754,209
                                                ===========   ============     ===========     ============     ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                              International
                                                   Growth                                      Diversified    International
                                               Opportunities  Growth-Income  High-Yield Bond     Equities    Growth & Income
                                                 Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3)      (Class 3)       (Class 3)       (Class 3)       (Class 3)
                                               -------------  -------------  ---------------  -------------  ---------------
Investment income:
   Dividends                                    $         0    $   176,694    $  6,350,053    $  5,876,376    $  2,861,071
                                                -----------    -----------    ------------    ------------    ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (656,098)      (372,333)     (1,373,434)     (4,666,117)     (2,770,988)
                                                -----------    -----------    ------------    ------------    ------------
Net investment income (loss)                       (656,098)      (195,639)      4,976,619       1,210,259          90,083
                                                -----------    -----------    ------------    ------------    ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      5,711,845      5,453,719      33,716,933      26,718,025      12,281,093
   Cost of shares sold                           (4,720,920)    (4,328,706)    (32,868,189)    (17,905,017)     (9,392,826)
                                                -----------    -----------    ------------    ------------    ------------
Net realized gains (losses) from securities
   transactions                                     990,925      1,125,013         848,744       8,813,008       2,888,267
Realized gain distributions                               0              0               0               0      23,688,346
                                                -----------    -----------    ------------    ------------    ------------
Net realized gains (losses)                         990,925      1,125,013         848,744       8,813,008      26,576,613
                                                -----------    -----------    ------------    ------------    ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            1,723,844      3,642,700       3,143,584      68,983,755      25,685,285
   End of period                                  8,495,519      4,671,433      (3,071,872)     93,705,973       3,782,645
                                                -----------    -----------    ------------    ------------    ------------
Change in net unrealized appreciation
   (depreciation) of investments                  6,771,675      1,028,733      (6,215,456)     24,722,218     (21,902,640)
                                                -----------    -----------    ------------    ------------    ------------
Increase (decrease) in net assets from
   operations                                   $ 7,106,502    $ 1,958,107    $   (390,093)   $ 34,745,485    $  4,764,056
                                                ===========    ===========    ============    ============    ============

                                                                 MFS Massachusetts
                                                Marsico Focused   Investors Trust   MFS Total Return  Mid-Cap Growth   Real Estate
                                               Growth Portfolio      Portfolio          Portfolio        Portfolio      Portfolio
                                                   (Class 3)         (Class 3)          (Class 3)        (Class 3)      (Class 3)
                                               ----------------  -----------------  ----------------  --------------  ------------
Investment income:
   Dividends                                     $         0        $   509,957       $  7,726,382     $     31,236   $  1,639,874
                                                 -----------        -----------       ------------     ------------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (645,069)          (859,595)        (4,993,688)      (1,334,693)    (2,030,843)
                                                 -----------        -----------       ------------     ------------   ------------
Net investment income (loss)                        (645,069)          (349,638)         2,732,694       (1,303,457)      (390,969)
                                                 -----------        -----------       ------------     ------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       7,145,874          9,159,170         26,252,887       15,465,622     17,535,912
   Cost of shares sold                            (5,789,100)        (6,730,934)       (24,230,798)     (12,238,006)   (15,852,337)
                                                 -----------        -----------       ------------     ------------   ------------
Net realized gains (losses) from securities
   transactions                                    1,356,774          2,428,236          2,022,089        3,227,616      1,683,575
Realized gain distributions                        2,156,263                  0         15,167,407                0     20,673,192
                                                 -----------        -----------       ------------     ------------   ------------
Net realized gains (losses)                        3,513,037          2,428,236         17,189,496        3,227,616     22,356,767
                                                 -----------        -----------       ------------     ------------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             5,768,580         12,134,902         18,360,455       10,385,848     17,067,666
   End of period                                   7,407,945         14,521,406          4,556,455       19,564,747    (28,253,864)
                                                 -----------        -----------       ------------     ------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                   1,639,365          2,386,504        (13,804,000)       9,178,899    (45,321,530)
                                                 -----------        -----------       ------------     ------------   ------------
Increase (decrease) in net assets from
   operations                                    $ 4,507,333        $ 4,465,102       $  6,118,190     $ 11,103,058   $(23,355,732)
                                                 ===========        ===========       ============     ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                               Small & Mid Cap   Small Company   Technology   Telecom Utility   Worldwide High
                                               Value Portfolio  Value Portfolio  Portfolio       Portfolio     Income Portfolio
                                                  (Class 3)        (Class 3)     (Class 3)       (Class 3)         (Class 3)
                                               ---------------  ---------------  -----------  ---------------  ----------------
Investment income:
   Dividends                                    $  1,329,023      $         0    $         0    $   134,372      $   205,237
                                                ------------      -----------    -----------    -----------      -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (4,656,208)        (700,163)      (242,466)       (52,765)         (39,130)
                                                ------------      -----------    -----------    -----------      -----------
Net investment income (loss)                      (3,327,185)        (700,163)      (242,466)        81,607          166,107
                                                ------------      -----------    -----------    -----------      -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      32,726,517        2,472,926      4,810,242      1,328,156        1,113,001
   Cost of shares sold                           (27,346,789)      (2,395,737)    (4,212,484)    (1,142,962)      (1,121,864)
                                                ------------      -----------    -----------    -----------      -----------
Net realized gains (losses) from securities
   transactions                                    5,379,728           77,189        597,758        185,194           (8,863)
Realized gain distributions                       13,400,445          759,778              0              0                0
                                                ------------      -----------    -----------    -----------      -----------
Net realized gains (losses)                       18,780,173          836,967        597,758        185,194           (8,863)
                                                ------------      -----------    -----------    -----------      -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            33,355,986          255,252        507,171        102,486           14,487
   End of period                                  13,722,180       (6,425,625)     2,595,254        344,235          (64,118)
                                                ------------      -----------    -----------    -----------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (19,633,806)      (6,680,877)     2,088,083        241,749          (78,605)
                                                ------------      -----------    -----------    -----------      -----------
Increase (decrease) in net assets from
   operations                                   $ (4,180,818)     $(6,544,073)   $ 2,443,375    $   508,550      $    78,639
                                                ============      ===========    ===========    ===========      ===========

                                                                                                         Diversified
                                                                   Growth and Income  Strategic Growth  International  Equity Income
                                               Comstock Portfolio      Portfolio          Portfolio        Account       Account I
                                                   (Class II)          (Class II)        (Class II)       (Class 1)      (Class 1)
                                               ------------------  -----------------  ----------------  -------------  -------------
Investment income:
   Dividends                                      $  5,953,468       $  6,898,201       $         0       $ 105,130    $    632,557
                                                  ------------       ------------       -----------       ---------    ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (5,803,239)        (8,210,449)         (441,843)        (64,445)       (929,995)
                                                  ------------       ------------       -----------       ---------    ------------
Net investment income (loss)                           150,229         (1,312,248)         (441,843)         40,685        (297,438)
                                                  ------------       ------------       -----------       ---------    ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        71,416,916         64,285,276         7,823,318         568,999       6,826,546
   Cost of shares sold                             (58,648,805)       (51,226,741)       (6,136,308)       (544,810)     (5,360,883)
                                                  ------------       ------------       -----------       ---------    ------------
Net realized gains (losses) from securities
   transactions                                     12,768,111         13,058,535         1,687,010          24,189       1,465,663
Realized gain distributions                          8,262,305         18,577,931                 0         867,414       2,941,693
                                                  ------------       ------------       -----------       ---------    ------------
Net realized gains (losses)                         21,030,416         31,636,466         1,687,010         891,603       4,407,356
                                                  ------------       ------------       -----------       ---------    ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              69,843,114         95,785,356         4,294,500         578,745      11,601,300
   End of period                                    36,145,903         68,932,190         6,867,727         206,159       9,812,583
                                                  ------------       ------------       -----------       ---------    ------------
Change in net unrealized appreciation
   (depreciation) of investments                   (33,697,211)       (26,853,166)        2,573,227        (372,586)     (1,788,717)
                                                  ------------       ------------       -----------       ---------    ------------
Increase (decrease) in net assets from
   operations                                     $(12,516,566)      $  3,471,052       $ 3,818,394       $ 559,702    $  2,321,201
                                                  ============       ============       ===========       =========    ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                                               LargeCap Blend  MidCap Stock  Money Market
                                               Growth Account  Income Account      Account        Account       Account
                                                  (Class 1)       (Class 1)       (Class 1)      (Class 1)     (Class 1)
                                               --------------  --------------  --------------  ------------  ------------
Investment income:
   Dividends                                     $   5,611      $ 1,039,537     $   176,022    $    70,033   $   212,905
                                                 ---------      -----------     -----------    -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (25,981)        (239,643)       (137,261)      (109,774)      (63,580)
                                                 ---------      -----------     -----------    -----------   -----------
Net investment income (loss)                       (20,370)         799,894          38,761        (39,741)      149,325
                                                 ---------      -----------     -----------    -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       186,009        2,330,659       1,356,619      1,509,573     3,091,429
   Cost of shares sold                            (130,995)      (2,402,821)     (1,032,625)    (1,312,817)   (3,091,429)
                                                 ---------      -----------     -----------    -----------   -----------
Net realized gains (losses) from securities
   transactions                                     55,014          (72,162)        323,994        196,756             0
Realized gain distributions                              0           24,290         316,894        497,053             0
                                                 ---------      -----------     -----------    -----------   -----------
Net realized gains (losses)                         55,014          (47,872)        640,888        693,809             0
                                                 ---------      -----------     -----------    -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             330,674          (98,906)      2,113,614      1,280,208             0
   End of period                                   641,682         (146,932)      1,760,259        (26,342)            0
                                                 ---------      -----------     -----------    -----------   -----------
Change in net unrealized appreciation
(depreciation) of investments                      311,008          (48,026)       (353,355)    (1,306,550)            0
                                                 ---------      -----------     -----------    -----------   -----------
Increase (decrease) in net assets from
   operations                                    $ 345,652      $   703,996     $   326,294    $  (652,482)  $   149,325
                                                 =========      ===========     ===========    ===========   ===========

                                                 Mortgage                                             SAM               SAM
                                                Securities      Real Estate     SAM Balanced     Conservative       Conservative
                                                 Account    Securities Account    Portfolio   Balanced Portfolio  Growth Portfolio
                                                (Class 1)        (Class 1)        (Class 1)        (Class 1)          (Class 1)
                                               -----------  ------------------  ------------  ------------------  ----------------
Investment income:
   Dividends                                   $   570,790      $  66,322       $  4,736,547     $   597,920        $ 1,365,794
                                               -----------      ---------       ------------     -----------        -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (151,325)       (25,991)        (2,762,794)       (254,482)        (1,222,283)
                                               -----------      ---------       ------------     -----------        -----------
Net investment income (loss)                       419,465         40,331          1,973,753         343,438            143,511
                                               -----------      ---------       ------------     -----------        -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,905,957        584,597         25,268,726       2,380,494         10,678,892
   Cost of shares sold                          (3,031,450)      (859,447)       (19,360,805)     (2,026,210)        (7,416,724)
                                               -----------      ---------       ------------     -----------        -----------
Net realized gains (losses) from securities
   transactions                                   (125,493)      (274,850)         5,907,921         354,284          3,262,168
Realized gain distributions                              0        807,414                  0         223,172                  0
                                               -----------      ---------       ------------     -----------        -----------
Net realized gains (losses)                       (125,493)       532,564          5,907,921         577,456          3,262,168
                                               -----------      ---------       ------------     -----------        -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            (343,382)       339,407         38,028,525       2,439,139         21,676,576
   End of period                                  (155,201)      (592,925)        42,725,162       2,541,661         24,261,831
                                               -----------      ---------       ------------     -----------        -----------
Change in net unrealized appreciation
(depreciation) of investments                      188,181       (932,332)         4,696,637         102,522          2,585,255
                                               -----------      ---------       ------------     -----------        -----------
Increase (decrease) in net assets from
   operations                                  $   482,153      $(359,437)      $ 12,578,311     $ 1,023,416        $ 5,990,934
                                               ===========      =========       ============     ===========        ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (continued)


                                                 SAM Flexible      SAM Strategic   Short-Term Income  SmallCap Growth
                                               Income Portfolio  Growth Portfolio       Account           Account
                                                   (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                               ----------------  ----------------  -----------------  ---------------
Investment income:
   Dividends                                      $ 1,479,622       $   296,052        $ 174,169         $       0
                                                  -----------       -----------        ---------         ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                   (469,213)         (365,545)         (52,811)          (27,163)
                                                  -----------       -----------        ---------         ---------
Net investment income (loss)                        1,010,409           (69,493)         121,358           (27,163)
                                                  -----------       -----------        ---------         ---------
Net realized gains (losses) from securities
transactions:
   Proceeds from shares sold                        4,751,514         3,552,750          483,275           414,431
   Cost of shares sold                             (4,363,394)       (2,441,661)        (503,253)         (316,057)
                                                  -----------       -----------        ---------         ---------
Net realized gains (losses) from securities
   transactions                                       388,120         1,111,089          (19,978)           98,374
Realized gain distributions                           472,829                 0                0                 0
                                                  -----------       -----------        ---------         ---------
Net realized gains (losses)                           860,949         1,111,089          (19,978)           98,374
                                                  -----------       -----------        ---------         ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                              2,868,666         6,561,001          (86,408)          352,806
   End of period                                    2,406,572         7,381,647          (89,321)          348,175
                                                  -----------       -----------        ---------         ---------
Change in net unrealized appreciation
   (depreciation) of investments                     (462,094)          820,646           (2,913)           (4,631)
                                                  -----------       -----------        ---------         ---------
Increase (decrease) in net assets from
   operations                                     $ 1,409,264       $ 1,862,242        $  98,467         $  66,580
                                                  ===========       ===========        =========         =========

                                                                                   Diversified
                                               SmallCap Value  West Coast Equity  International  Equity Income
                                                   Account          Account          Account        Account I
                                                  (Class 1)        (Class 1)        (Class 2)      (Class 2)
                                               --------------  -----------------  -------------  -------------
Investment income:
   Dividends                                      $  5,309        $   230,288      $   113,824    $   403,288
                                                  --------        -----------      -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (4,310)          (465,822)         (82,046)      (881,282)
                                                  --------        -----------      -----------    -----------
Net investment income (loss)                           999           (235,534)          31,778       (477,994)
                                                  --------        -----------      -----------    -----------
Net realized gains (losses) from securities
transactions:
   Proceeds from shares sold                        29,171          3,679,155        1,279,476      9,733,318
   Cost of shares sold                             (34,809)        (2,780,247)      (1,303,826)    (8,036,069)
                                                  --------        -----------      -----------    -----------
Net realized gains (losses) from securities
   transactions                                     (5,638)           898,908          (24,350)     1,697,249
Realized gain distributions                         51,494          1,067,075        1,094,142      2,563,544
                                                  --------        -----------      -----------    -----------
Net realized gains (losses)                         45,856          1,965,983        1,069,792      4,260,793
                                                  --------        -----------      -----------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                               7,040          6,476,070          625,840      8,472,184
   End of period                                   (79,271)         6,965,367          128,307      6,356,499
                                                  --------        -----------      -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                   (86,311)           489,297         (497,533)    (2,115,685)
                                                  --------        -----------      -----------    -----------
Increase (decrease) in net assets from
   operations                                     $(39,456)       $ 2,219,746      $   604,037    $ 1,667,114
                                                  ========        ===========      ===========    ===========

                                               Growth Account  Income Account
                                                  (Class 2)       (Class 2)
                                               --------------  --------------
Investment income:
   Dividends                                      $       0    $   877,468
                                                  ---------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (15,918)      (225,056)
                                                  ---------    -----------
Net investment income (loss)                        (15,918)       652,412
                                                  ---------    -----------
Net realized gains (losses) from securities
transactions:
   Proceeds from shares sold                        286,205      4,870,257
   Cost of shares sold                             (201,594)    (5,038,721)
                                                  ---------    -----------
Net realized gains (losses) from securities
   transactions                                      84,611       (168,464)
Realized gain distributions                               0         21,342
                                                  ---------    -----------
Net realized gains (losses)                          84,611       (147,122)
                                                  ---------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                              183,875       (303,152)
   End of period                                    308,169       (264,712)
                                                  ---------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                    124,294         38,440
                                                  ---------    -----------
Increase (decrease) in net assets from
   operations                                     $ 192,987    $   543,730
                                                  =========    ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (continued)

                                               LargeCap Blend  MidCap Stock  Money Market  Mortgage Securities      Real Estate
                                                   Account        Account       Account          Account        Securities Account
                                                  (Class 2)      (Class 2)     (Class 2)        (Class 2)            (Class 2)
                                               --------------  ------------  ------------  -------------------  ------------------
Investment income:
   Dividends                                     $    48,962    $    24,974   $   164,870      $   231,680          $    65,707
                                                 -----------    -----------   -----------      -----------          -----------
Expenses:
Charges for distribution, mortality and
   expense risk                                      (53,026)       (57,380)      (58,712)         (66,828)             (31,200)
                                                 -----------    -----------   -----------      -----------          -----------
Net investment income (loss)                          (4,064)       (32,406)      106,158          164,852               34,507
                                                 -----------    -----------   -----------      -----------          -----------
Net realized gains (losses) from securities
transactions:
   Proceeds from shares sold                       1,509,958      1,627,742     8,673,059        2,098,240              773,571
   Cost of shares sold                            (1,220,578)    (1,481,795)   (8,673,059)      (2,194,569)          (1,168,398)
                                                 -----------    -----------   -----------      -----------          -----------
Net realized gains (losses) from securities
   transactions                                      289,380        145,947             0          (96,329)            (394,827)
Realized gain distributions                          115,875        249,782             0                0              912,628
                                                 -----------    -----------   -----------      -----------          -----------
Net realized gains (losses)                          405,255        395,729             0          (96,329)             517,801
                                                 -----------    -----------   -----------      -----------          -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               631,498        539,214             0         (143,415)             320,947
   End of period                                     355,809       (101,342)            0          (50,460)            (626,186)
                                                 -----------    -----------   -----------      -----------          -----------
Change in net unrealized appreciation
   (depreciation) of investments                    (275,689)      (640,556)            0           92,955             (947,133)
                                                 -----------    -----------   -----------      -----------          -----------
Increase (decrease) in net assets from
   operations                                    $   125,502    $  (277,233)  $   106,158      $   161,478          $  (394,825)
                                                 ===========    ===========   ===========      ===========          ===========

                                               SAM Balanced   SAM Conservative   SAM Conservative
                                                 Portfolio   Balanced Portfolio  Growth Portfolio
                                                (Class 2)         (Class 2)          (Class 2)
                                               ------------  ------------------  ----------------
Investment income:
   Dividends                                   $  3,641,700      $   679,494       $  1,099,582
                                               ------------      -----------       ------------
Expenses:
Charges for distribution, mortality and
   expense risk                                  (2,505,793)        (337,383)        (1,200,541)
                                               ------------      -----------       ------------
Net investment income (loss)                      1,135,907          342,111           (100,959)
                                               ------------      -----------       ------------
Net realized gains (losses) from securities
transactions:
   Proceeds from shares sold                     44,459,551        8,038,662         18,747,406
   Cost of shares sold                          (35,379,607)      (7,146,674)       (14,290,403)
                                               ------------      -----------       ------------
Net realized gains (losses) from securities
   transactions                                   9,079,944          891,988          4,457,003
Realized gain distributions                               0          273,527                  0
                                               ------------      -----------       ------------
Net realized gains (losses)                       9,079,944        1,165,515          4,457,003
                                               ------------      -----------       ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           28,917,287        2,340,163         14,861,439
   End of period                                 28,993,941        2,027,130         15,837,025
                                               ------------      -----------       ------------
Change in net unrealized appreciation
   (depreciation) of investments                     76,654         (313,033)           975,586
                                               ------------      -----------       ------------
Increase (decrease) in net assets from
   operations                                  $ 10,292,505      $ 1,194,593       $  5,331,630
                                               ============      ===========       ============

                                                 SAM Flexible      SAM Strategic
                                               Income Portfolio  Growth Portfolio
                                                   (Class 2)         (Class 2)
                                               ----------------  ----------------
Investment income:
   Dividends                                     $  2,218,146      $   280,616
                                                 ------------      -----------
Expenses:
Charges for distribution, mortality and
   expense risk                                      (774,511)        (488,446)
                                                 ------------      -----------
Net investment income (loss)                        1,443,635         (207,830)
                                                 ------------      -----------
Net realized gains (losses) from securities
transactions:
   Proceeds from shares sold                       16,308,861        5,473,177
   Cost of shares sold                            (15,291,051)      (4,208,550)
                                                 ------------      -----------
Net realized gains (losses) from securities
   transactions                                     1,017,810        1,264,627
Realized gain distributions                           748,519                0
                                                 ------------      -----------
Net realized gains (losses)                         1,766,329        1,264,627
                                                 ------------      -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              3,594,852        5,348,143
   End of period                                    2,442,769        6,478,121
                                                 ------------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                   (1,152,083)       1,129,978
                                                 ------------      -----------
Increase (decrease) in net assets from
   operations                                    $  2,057,881      $ 2,186,775
                                                 ============      ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                               Short-Term Income  SmallCap Growth  SmallCap Value  West Coast Equity
                                                    Account           Account          Account          Account
                                                   (Class 2)         (Class 2)        (Class 2)        (Class 2)
                                               -----------------  ---------------  --------------  -----------------
Investment income:
   Dividends                                      $   136,428        $       0        $  5,114        $    66,550
                                                  -----------        ---------        --------        -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                    (44,039)         (14,977)         (3,906)          (214,999)
                                                  -----------        ---------        --------        -----------
Net investment income (loss)                           92,389          (14,977)          1,208           (148,449)
                                                  -----------        ---------        --------        -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        1,375,521          341,832          77,197          4,437,647
   Cost of shares sold                             (1,416,174)        (272,554)        (90,301)        (3,487,241)
                                                  -----------        ---------        --------        -----------
Net realized gains (losses) from securities
   transactions                                       (40,653)          69,278         (13,104)           950,406
Realized gain distributions                                 0                0          52,545            479,539
                                                  -----------        ---------        --------        -----------
Net realized gains (losses)                           (40,653)          69,278          39,441          1,429,945
                                                  -----------        ---------        --------        -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                (78,751)         126,945           9,798          2,773,133
   End of period                                      (58,085)         112,829         (60,519)         2,394,500
                                                  -----------        ---------        --------        -----------
Change in net unrealized appreciation
   (depreciation) of investments                       20,666          (14,116)        (70,317)          (378,633)
                                                  -----------        ---------        --------        -----------
Increase (decrease) in net assets from
   operations                                     $    72,402        $  40,185        $(29,668)       $   902,863
                                                  ===========        =========        ========        ===========

                                                                                   Columbia Small
                                                Columbia Asset    Columbia Large   Company Growth   Columbia High
                                               Allocation Fund,  Cap Value Fund,   Fund, Variable    Yield Fund,
                                               Variable Series   Variable Series       Series      Variable Series
                                                   (Class A)        (Class A)        (Class A)        (Class A)
                                               ----------------  ---------------  ---------------  ---------------
Investment income:
   Dividends                                     $  40,213          $  115,758       $       0       $ 1,547,861
                                                 ---------          ----------       ---------       -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (21,906)           (124,649)        (66,958)         (485,294)
                                                 ---------          ----------       ---------       -----------
Net investment income (loss)                        18,307              (8,891)        (66,958)        1,062,567
                                                 ---------          ----------       ---------       -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       129,026             910,613         497,469         7,579,826
   Cost of shares sold                            (123,067)           (738,579)       (397,638)       (6,972,897)
                                                 ---------          ----------       ---------       -----------
Net realized gains (losses) from securities
   transactions                                      5,959             172,034          99,831           606,929
Realized gain distributions                        134,226             551,369               0                 0
                                                 ---------          ----------       ---------       -----------
Net realized gains (losses)                        140,185             723,403          99,831           606,929
                                                 ---------          ----------       ---------       -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              92,030           1,385,858         479,579         2,993,820
   End of period                                    33,016             769,567         912,913         1,376,730
                                                 ---------          ----------       ---------       -----------
Change in net unrealized appreciation
   (depreciation) of investments                   (59,014)           (616,291)        433,334        (1,617,090)
                                                 ---------          ----------       ---------       -----------
Increase (decrease) in net assets from
   operations                                    $  99,478          $   98,221       $ 466,207       $    52,406
                                                 =========          ==========       =========       ===========

                                               Columbia Marsico
                                               Focused Equities  Columbia Marsico
                                                Fund, Variable     Growth Fund,
                                                    Series        Variable Series
                                                   (Class A)         (Class A)
                                               ----------------  ----------------
Investment income:
   Dividends                                    $     96,816       $    5,766
                                                ------------       ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (1,347,806)        (114,029)
                                                ------------       ----------
Net investment income (loss)                      (1,250,990)        (108,263)
                                                ------------       ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      15,620,705          787,866
   Cost of shares sold                           (11,463,657)        (547,769)
                                                ------------       ----------
Net realized gains (losses) from securities
   transactions                                    4,157,048          240,097
Realized gain distributions                                0                0
                                                ------------       ----------
Net realized gains (losses)                        4,157,048          240,097
                                                ------------       ----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            16,684,974        1,519,574
   End of period                                  23,126,024        2,450,242
                                                ------------       ----------
Change in net unrealized appreciation
   (depreciation) of investments                   6,441,050          930,668
                                                ------------       ----------
Increase (decrease) in net assets from
   operations                                   $  9,347,108       $1,062,502
                                                ============       ==========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (continued)

                                                                                     Columbia Marsico
                                                                                       International
                                                Columbia Marsico   Columbia Mid Cap    Opportunities
                                               21st Century Fund,    Growth Fund,     Fund, Variable   Asset Allocation
                                                 Variable Series   Variable Series        Series             Fund
                                                    (Class A)          (Class A)         (Class B)         (Class 2)
                                               ------------------  ----------------  ----------------  ----------------
Investment income:
   Dividends                                        $  11,955          $   2,532        $    9,366       $  3,315,461
                                                    ---------          ---------        ----------       ------------
Expenses:
Charges for distribution, mortality and
   expense risk                                       (37,324)           (35,940)         (133,570)        (2,385,884)
                                                    ---------          ---------        ----------       ------------
Net investment income (loss)                          (25,369)           (33,408)         (124,204)           929,577
                                                    ---------          ---------        ----------       ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                          219,645            399,677           943,501         20,972,709
   Cost of shares sold                               (136,001)          (311,769)         (585,400)       (16,028,357)
                                                    ---------          ---------        ----------       ------------
Net realized gains (losses) from securities
   transactions                                        83,644             87,908           358,101          4,944,352
Realized gain distributions                           119,751            430,218           340,836          5,194,326
                                                    ---------          ---------        ----------       ------------
Net realized gains (losses)                           203,395            518,126           698,937         10,138,678
                                                    ---------          ---------        ----------       ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                655,566            463,620         2,647,275         31,031,904
   End of period                                      851,511            355,206         3,504,571         27,440,805
                                                    ---------          ---------        ----------       ------------
Change in net unrealized appreciation
   (depreciation) of investments                      195,945           (108,414)          857,296         (3,591,099)
                                                    ---------          ---------        ----------       ------------
Increase (decrease) in net assets from
   operations                                       $ 373,971          $ 376,304        $1,432,029       $  7,477,156
                                                    =========          =========        ==========       ============

                                               Global Growth                 Growth-Income  Asset Allocation
                                                    Fund       Growth Fund        Fund            Fund
                                                 (Class 2)      (Class 2)      (Class 2)        (Class 3)
                                               -------------  -------------  -------------  ----------------
Investment income:
   Dividends                                    $ 15,705,402   $  6,505,693   $ 12,181,150    $  1,589,736
                                                ------------   ------------   ------------    ------------
Expenses:
Charges for distribution, mortality and
   expense risk                                   (9,138,303)   (13,380,846)   (12,905,318)       (980,962)
                                                ------------   ------------   ------------    ------------
Net investment income (loss)                       6,567,099     (6,875,153)      (724,168)        608,774
                                                ------------   ------------   ------------    ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      68,077,258    116,910,106    103,141,868      12,996,067
   Cost of shares sold                           (48,157,179)   (85,731,260)   (80,603,531)    (11,494,050)
                                                ------------   ------------   ------------    ------------
Net realized gains (losses) from securities
   transactions                                   19,920,079     31,178,846     22,538,337       1,502,017
Realized gain distributions                       23,878,359     58,573,675     26,988,377       2,459,252
                                                ------------   ------------   ------------    ------------
Net realized gains (losses)                       43,798,438     89,752,521     49,526,714       3,961,269
                                                ------------   ------------   ------------    ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           129,525,813    176,233,451    143,255,371       6,107,324
   End of period                                 149,827,031    178,639,918    122,780,743       5,485,995
                                                ------------   ------------   ------------    ------------
Change in net unrealized appreciation
   (depreciation) of investments                  20,301,218      2,406,467    (20,474,628)       (621,329)
                                                ------------   ------------   ------------    ------------
Increase (decrease) in net assets from
   operations                                   $ 70,666,755   $ 85,283,835   $ 28,327,918    $  3,948,714
                                                ============   ============   ============    ============

                                               Cash Management
                                                     Fund        Growth Fund
                                                  (Class 3)       (Class 3)
                                               ---------------  ------------
Investment income:
   Dividends                                     $  1,299,437   $  3,514,412
                                                 ------------   ------------
Expenses:
Charges for distribution, mortality and
   expense risk                                      (242,497)    (5,813,017)
                                                 ------------   ------------
Net investment income (loss)                        1,056,940     (2,298,605)
                                                 ------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       19,459,082     82,737,139
   Cost of shares sold                            (19,022,757)   (73,793,391)
                                                 ------------   ------------
Net realized gains (losses) from securities
   transactions                                       436,325      8,943,748
Realized gain distributions                                 0     30,094,816
                                                 ------------   ------------
Net realized gains (losses)                           436,325     39,038,564
                                                 ------------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                340,198     31,117,347
   End of period                                     (515,882)    41,386,956
                                                 ------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                     (856,080)    10,269,609
                                                 ------------   ------------
Increase (decrease) in net assets from
   operations                                    $    637,185   $ 47,009,568
                                                 ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (continued)

                                                                                                          U.S.
                                                                                                     Government/AAA-
                                               Growth-Income  High-Income Bond                      Rated Securities
                                                    Fund            Fund        International Fund        Fund
                                                 (Class 3)        (Class 3)          (Class 3)          (Class 3)
                                               -------------  ----------------  ------------------  ----------------
Investment income:
   Dividends                                    $  6,560,514     $ 3,322,521       $  1,795,347        $ 2,187,495
                                                ------------     -----------       ------------        -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (5,787,527)       (410,894)        (1,599,134)          (391,994)
                                                ------------     -----------       ------------        -----------
Net investment income (loss)                         772,987       2,911,627            196,213          1,795,501
                                                ------------     -----------       ------------        -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      77,599,458       8,971,623         22,591,087          8,999,464
   Cost of shares sold                           (71,745,725)     (9,888,924)       (17,336,056)        (9,823,278)
                                                ------------     -----------       ------------        -----------
Net realized gains (losses) from securities
   transactions                                    5,853,733        (917,301)         5,255,031           (823,814)
Realized gain distributions                       14,391,583               0          5,910,597                  0
                                                ------------     -----------       ------------        -----------
Net realized gains (losses)                       20,245,316        (917,301)        11,165,628           (823,814)
                                                ------------     -----------       ------------        -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            18,463,792      (3,354,153)        21,493,635         (2,727,397)
   End of period                                  15,510,880      (5,181,334)        30,937,756         (2,193,175)
                                                ------------     -----------       ------------        -----------
Change in net unrealized appreciation
(depreciation) of investments                     (2,952,912)     (1,827,181)         9,444,121            534,222
                                                ------------     -----------       ------------        -----------
Increase (decrease) in net assets from
   operations                                   $ 18,065,391     $   167,145       $ 20,805,962        $ 1,505,909
                                                ============     ===========       ============        ===========


                                                                                  BB&T Capital
                                               Growth and Income  Mid Cap Value  Manager Equity  BB&T Large Cap
                                                   Portfolio        Portfolio          VIF         Growth VIF
                                                   (Class VC)       (Class VC)      Portfolio     Portfolio (1)
                                               -----------------  -------------  --------------  --------------
Investment income:
   Dividends                                      $  3,456,630     $    362,045    $ 124,135        $     370
                                                  ------------     ------------    ---------        ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (4,072,506)      (1,461,991)     (68,272)            (424)
                                                  ------------     ------------    ---------        ---------
Net investment income (loss)                          (615,876)      (1,099,946)      55,863              (54)
                                                  ------------     ------------    ---------        ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        47,371,058       24,603,374      515,558          270,366
   Cost of shares sold                             (38,684,688)     (19,418,122)    (492,519)        (308,658)
                                                  ------------     ------------    ---------        ---------
Net realized gains (losses) from securities
   transactions                                      8,686,370        5,185,252       23,039          (38,292)
Realized gain distributions                         19,061,395       10,643,174      485,812           53,519
                                                  ------------     ------------    ---------        ---------
Net realized gains (losses)                         27,747,765       15,828,426      508,851           15,227
                                                  ------------     ------------    ---------        ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              36,946,253       16,499,282      200,268           10,167
   End of period                                    13,709,023        1,843,723     (376,139)               0
                                                  ------------     ------------    ---------        ---------
Change in net unrealized appreciation
(depreciation) of investments                      (23,237,230)     (14,655,559)    (576,407)         (10,167)
                                                  ------------     ------------    ---------        ---------
Increase (decrease) in net assets from
   operations                                     $  3,894,659     $     72,921    $ (11,693)       $   5,006
                                                  ============     ============    =========        =========

                                               BB&T Large Cap  BB&T Mid Cap
                                                     VIF        Growth VIF
                                                  Portfolio      Portfolio
                                               --------------  ------------
Investment income:
   Dividends                                      $  69,649      $      44
                                                  ---------      ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (53,781)       (54,390)
                                                  ---------      ---------
Net investment income (loss)                         15,868        (54,346)
                                                  ---------      ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        738,760        699,725
   Cost of shares sold                             (678,927)      (610,427)
                                                  ---------      ---------
Net realized gains (losses) from securities
   transactions                                      59,833         89,298
Realized gain distributions                         407,108        397,590
                                                  ---------      ---------
Net realized gains (losses)                         466,941        486,888
                                                  ---------      ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              169,457        (31,455)
   End of period                                   (624,049)       506,328
                                                  ---------      ---------
Change in net unrealized appreciation
(depreciation) of investments                      (793,506)       537,783
                                                  ---------      ---------
Increase (decrease) in net assets from
   operations                                     $(310,697)     $ 970,325
                                                  =========      =========

(1)  For the period from January 1, 2007 through February 12, 2007.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                BB&T Special
                                               Opportunities  BB&T Total Return  MTB Large Cap  MTB Large Cap
                                                 Equity VIF        Bond VIF          Growth         Value
                                                 Portfolio        Portfolio       Fund II (2)    Fund II (2)
                                               -------------  -----------------  -------------  -------------
Investment income:
   Dividends                                     $       0        $ 247,072           $ 1            $ 10
                                                 ---------        ---------           ---            ----
Expenses:
   Charges for distribution, mortality and
      expense risk                                (106,784)         (89,352)           (2)             (5)
                                                 ---------        ---------           ---            ----
Net investment income (loss)                      (106,784)         157,720            (1)              5
                                                 ---------        ---------           ---            ----
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       376,839          827,677             2               7
   Cost of shares sold                            (315,847)        (823,490)           (3)             (9)
                                                 ---------        ---------           ---            ----
Net realized gains (losses) from securities
   transactions                                     60,992            4,187            (1)             (2)
Realized gain distributions                        495,706                0            14              53
                                                 ---------        ---------           ---            ----
Net realized gains (losses)                        556,698            4,187            13              51
                                                 ---------        ---------           ---            ----
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             298,179           11,886             0               0
   End of period                                   326,360          191,739            (3)            (40)
                                                 ---------        ---------           ---            ----
Change in net unrealized appreciation
   (depreciation) of investments                    28,181          179,853            (3)            (40)
                                                 ---------        ---------           ---            ----
Increase (decrease) in net assets from
   operations                                    $ 478,095        $ 341,760           $ 9            $ 16
                                                 =========        =========           ===            ====

                                                 MTB Managed      MTB Managed      MTB Managed
                                               Allocation Fund  Allocation Fund  Allocation Fund
                                                 - Aggressive    - Conservative     - Moderate
                                                Growth II (2)    Growth II (2)    Growth II (2)
                                               ---------------  ---------------  ---------------
Investment income:
   Dividends                                         $ 6              $ 5            $ 4
                                                     ---              ---            ---
Expenses:
   Charges for distribution, mortality and
      expense risk                                    (2)              (2)            (2)
                                                     ---              ---            ---
Net investment income (loss)                           4                3              2
                                                     ---              ---            ---
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                           2                2              2
   Cost of shares sold                                (3)              (2)            (3)
                                                     ---              ---            ---
Net realized gains (losses) from securities
   transactions                                       (1)               0             (1)
Realized gain distributions                            6                4              6
                                                     ---              ---            ---
Net realized gains (losses)                            5                4              5
                                                     ---              ---            ---
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                 0                0              0
   End of period                                      (1)              (1)            (1)
                                                     ---              ---            ---
Change in net unrealized appreciation
   (depreciation) of investments                      (1)              (1)            (1)
                                                     ---              ---            ---
Increase (decrease) in net assets from
   operations                                        $ 8              $ 6            $ 6
                                                     ===              ===            ===

(2)  For the period from February 5, 2007 (inception) through December 31, 2007.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007

                                                   Asset        Capital     Government and
                                                Allocation    Appreciation   Quality Bond                     Natural Resources
                                                 Portfolio     Portfolio       Portfolio    Growth Portfolio      Portfolio
                                                 (Class 1)     (Class 1)       (Class 1)        (Class 1)         (Class 1)
                                               ------------  -------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  3,145,296  $  (7,921,794)  $  5,411,064     $ (2,294,797)     $   (814,125)
   Net realized gains (losses)                   19,085,005    100,505,681        (31,000)      31,522,559        35,746,430
   Change in net unrealized appreciation
      (depreciation) of investments              (4,543,842)    58,688,771      5,560,311       (5,895,845)       27,771,735
                                               ------------  -------------   ------------     ------------      ------------
      Increase (decrease) in net assets from
         operations                              17,686,459    151,272,658     10,940,375       23,331,917        62,704,040
                                               ------------  -------------   ------------     ------------      ------------
From capital transactions:
   Net proceeds from units sold                   1,341,204      3,541,596        651,538        1,354,326           719,969
   Cost of units redeemed                       (53,745,159)  (130,879,686)   (51,055,937)     (50,289,833)      (33,591,535)
   Net transfers                                 (4,201,699)   (24,331,121)    14,919,571      (17,185,344)          982,365
   Contract maintenance charge                      (90,670)      (242,986)       (75,352)         (89,969)          (49,347)
                                               ------------  -------------   ------------     ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                   (56,696,324)  (151,912,197)   (35,560,180)     (66,210,820)      (31,938,548)
                                               ------------  -------------   ------------     ------------      ------------
Increase (decrease) in net assets               (39,009,865)      (639,539)   (24,619,805)     (42,878,903)       30,765,492
Net assets at beginning of period               278,843,708    668,822,485    259,295,419      286,915,866       184,183,331
                                               ------------  -------------   ------------     ------------      ------------
Net assets at end of period                    $239,833,843  $ 668,182,946   $234,675,614     $244,036,963      $214,948,823
                                               ============  =============   ============     ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        50,731         74,492         37,009           37,384            12,219
   Units redeemed                                (2,036,760)    (2,724,870)    (2,900,878)      (1,369,190)         (586,023)
   Units transferred                               (159,066)      (561,417)       847,929         (477,139)          (13,846)
                                               ------------  -------------   ------------     ------------      ------------
Increase (decrease) in units outstanding         (2,145,095)    (3,211,795)    (2,015,940)      (1,808,945)         (587,650)
Beginning units                                  11,018,438     15,756,681     15,018,602        8,365,889         3,796,380
                                               ------------  -------------   ------------     ------------      ------------
Ending units                                      8,873,343     12,544,886     13,002,662        6,556,944         3,208,730
                                               ============  =============   ============     ============      ============

                                                                    Capital    Government and
                                               Asset Allocation  Appreciation   Quality Bond                     Natural Resources
                                                   Portfolio       Portfolio      Portfolio    Growth Portfolio      Portfolio
                                                   (Class 2)       (Class 2)      (Class 2)        (Class 2)         (Class 2)
                                               ----------------  ------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   202,542     $ (1,743,641)  $  2,352,539     $   (745,758)      $  (237,282)
   Net realized gains (losses)                     1,237,807       25,828,800       (547,965)      11,487,422         9,474,393
   Change in net unrealized appreciation
      (depreciation) of investments                 (270,211)       5,439,446      3,148,958       (4,558,969)        3,901,060
                                                 -----------     ------------   ------------     ------------       -----------
      Increase (decrease) in net assets from
         operations                                1,170,138       29,524,605      4,953,532        6,182,695        13,138,171
                                                 -----------     ------------   ------------     ------------       -----------
From capital transactions:
   Net proceeds from units sold                       52,926        1,288,704      1,263,598          921,031           464,893
   Cost of units redeemed                         (1,786,296)     (15,308,634)   (14,891,125)      (9,666,322)       (5,948,111)
   Net transfers                                   1,355,113       (6,464,334)     3,562,764       (4,424,779)       (1,426,775)
   Contract maintenance charge                        (2,554)         (19,008)       (15,552)         (10,259)           (4,842)
                                                 -----------     ------------   ------------     ------------       -----------
      Increase (decrease) in net assets from
         capital transactions                       (380,811)     (20,503,272)   (10,080,315)     (13,180,329)       (6,914,835)
                                                 -----------     ------------   ------------     ------------       -----------
Increase (decrease) in net assets                    789,327        9,021,333     (5,126,783)      (6,997,634)        6,223,336
Net assets at beginning of period                 17,890,649      125,440,101    117,062,386       76,222,516        38,673,206
                                                 -----------     ------------   ------------     ------------       -----------
Net assets at end of period                      $18,679,976     $134,461,434   $111,935,603     $ 69,224,882       $44,896,542
                                                 ===========     ============   ============     ============       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          1,998           27,089         72,138           25,144             7,404
   Units redeemed                                    (68,359)        (313,962)      (851,718)        (265,000)         (102,972)
   Units transferred                                  51,705         (137,621)       203,272         (122,431)          (31,727)
                                                 -----------     ------------   ------------     ------------       -----------
Increase (decrease) in units outstanding             (14,656)        (424,494)      (576,308)        (362,287)         (127,295)
Beginning units                                      715,105        2,897,869      6,773,799        2,240,626           804,761
                                                 -----------     ------------   ------------     ------------       -----------
Ending units                                         700,449        2,473,375      6,197,491        1,878,339           677,466
                                                 ===========     ============   ============     ============       ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                  Asset        Capital    Government and
                                                Allocation  Appreciation   Quality Bond                     Natural Resources
                                                Portfolio     Portfolio      Portfolio    Growth Portfolio      Portfolio
                                                (Class 3)     (Class 3)      (Class 3)        (Class 3)         (Class 3)
                                               -----------  ------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   317,899  $ (6,831,368)  $ 10,641,675     $ (2,266,754)     $   (938,430)
   Net realized gains (losses)                   1,677,149    73,038,315       (390,633)      25,488,137        17,265,037
   Change in net unrealized appreciation
      (depreciation) of investments               (159,844)   40,943,578     11,562,411       (7,854,809)       32,110,342
                                               -----------  ------------   ------------     ------------      ------------
      Increase (decrease) in net assets from
         operations                              1,835,204   107,150,525     21,813,453       15,366,574        48,436,949
                                               -----------  ------------   ------------     ------------      ------------
From capital transactions:
   Net proceeds from units sold                  2,765,091    62,830,775    103,943,952       28,162,616        39,815,145
   Cost of units redeemed                       (3,849,732)  (41,453,971)   (44,379,395)     (20,876,456)      (12,440,013)
   Net transfers                                 2,856,268    (5,304,754)    75,887,719        4,839,400         7,955,253
   Contract maintenance charge                      (3,087)      (58,998)       (55,428)         (31,831)          (16,374)
                                               -----------  ------------   ------------     ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                    1,768,540    16,013,052    135,396,848       12,093,729        35,314,011
                                               -----------  ------------   ------------     ------------      ------------
Increase (decrease) in net assets                3,603,744   123,163,577    157,210,301       27,460,303        83,750,960
Net assets at beginning of period               28,162,091   398,541,757    399,803,235      191,269,980       116,871,760
                                               -----------  ------------   ------------     ------------      ------------
Net assets at end of period                    $31,765,835  $521,705,334   $557,013,536     $218,730,283      $200,622,720
                                               ===========  ============   ============     ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      108,458     1,380,329      6,166,713          839,318           756,318
   Units redeemed                                 (148,404)     (853,212)    (2,552,027)        (575,750)         (220,931)
   Units transferred                               110,054       (53,319)     4,402,320          140,678           137,206
                                               -----------  ------------   ------------     ------------      ------------
Increase (decrease) in units outstanding            70,108       473,798      8,017,006          404,246           672,593
Beginning units                                  1,134,571     9,288,929     23,293,805        5,660,379         2,461,054
                                               -----------  ------------   ------------     ------------      ------------
Ending units                                     1,204,679     9,762,727     31,310,811        6,064,625         3,133,647
                                               ===========  ============   ============     ============      ============

                                                                                                        Blue Chip
                                               Aggressive Growth  Alliance Growth                         Growth    Capital Growth
                                                   Portfolio         Portfolio     Balanced Portfolio   Portfolio      Portfolio
                                                   (Class 1)         (Class 1)          (Class 1)       (Class 1)      (Class 1)
                                               -----------------  ---------------  ------------------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (941,921)     $  (6,801,591)     $  1,299,047     $  (203,146)  $   (58,961)
   Net realized gains (losses)                      3,970,236        (17,784,698)       (2,312,774)        744,923     1,053,780
   Change in net unrealized appreciation
      (depreciation) of investments                (2,949,950)        80,306,101         5,317,249       1,364,918       566,373
                                                 ------------      -------------      ------------     -----------   -----------
      Increase (decrease) in net assets from
         operations                                    78,365         55,719,812         4,303,522       1,906,695     1,561,192
                                                 ------------      -------------      ------------     -----------   -----------
From capital transactions:
   Net proceeds from units sold                       665,139          2,071,321         1,236,663          76,410       135,531
   Cost of units redeemed                         (20,205,069)       (96,481,859)      (23,976,540)     (3,238,625)   (2,652,941)
   Net transfers                                   (7,859,872)       (49,762,878)       (5,101,147)        768,097        52,874
   Contract maintenance charge                        (50,536)          (252,869)          (60,976)         (6,218)       (4,521)
                                                 ------------      -------------      ------------     -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                     (27,450,338)      (144,426,285)      (27,902,000)     (2,400,336)   (2,469,057)
                                                 ------------      -------------      ------------     -----------   -----------
Increase (decrease) in net assets                 (27,371,973)       (88,706,473)      (23,598,478)       (493,641)     (907,865)
Net assets at beginning of period                 103,875,273        511,866,141       118,416,104      17,265,461    14,457,352
                                                 ------------      -------------      ------------     -----------   -----------
Net assets at end of period                      $ 76,503,300      $ 423,159,668      $ 94,817,626     $16,771,820   $13,549,487
                                                 ============      =============      ============     ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          37,644             60,026            72,724          10,963        14,800
   Units redeemed                                  (1,078,785)        (2,769,866)       (1,421,220)       (474,892)     (302,040)
   Units transferred                                 (425,775)        (1,438,425)         (306,645)         99,820           966
                                                 ------------      -------------      ------------     -----------   -----------
Increase (decrease) in units outstanding           (1,466,916)        (4,148,265)       (1,655,141)       (364,109)     (286,274)
Beginning units                                     5,927,405         15,611,799         7,256,521       2,693,153     1,769,810
                                                 ------------      -------------      ------------     -----------   -----------
Ending units                                        4,460,489         11,463,534         5,601,380       2,329,044     1,483,536
                                                 ============      =============      ============     ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                               Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                                  (Class 1)        (Class 1)       (Class 1)         (Class 1)         (Class 1)
                                               ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   3,595,375    $  3,505,898   $   (8,767,667)    $    362,066      $    561,766
   Net realized gains (losses)                      4,030,274       1,105,524      162,197,016        5,794,229        35,198,692
   Change in net unrealized appreciation
      (depreciation) of investments                (3,035,701)      1,083,895      (97,474,756)      (7,333,625)        8,402,383
                                                -------------    ------------   --------------     ------------      ------------
      Increase (decrease) in net assets from
         operations                                 4,589,948       5,695,317       55,954,593       (1,177,330)       44,162,841
                                                -------------    ------------   --------------     ------------      ------------
From capital transactions:
   Net proceeds from units sold                     2,726,683         958,585        6,549,340          156,427           757,505
   Cost of units redeemed                        (143,605,196)    (30,336,145)    (245,114,070)     (10,312,567)      (26,033,947)
   Net transfers                                  165,816,392      13,409,860      (56,883,014)      (5,902,476)        2,927,151
   Contract maintenance charge                        (69,497)        (40,362)        (467,299)         (19,270)          (41,118)
                                                -------------    ------------   --------------     ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                      24,868,382     (16,008,062)    (295,915,043)     (16,077,886)      (22,390,409)
                                                -------------    ------------   --------------     ------------      ------------
Increase (decrease) in net assets                  29,458,330     (10,312,745)    (239,960,450)     (17,255,216)       21,772,432
Net assets at beginning of period                 127,627,207     156,032,513    1,372,722,485       53,675,570       126,882,022
                                                -------------    ------------   --------------     ------------      ------------
Net assets at end of period                     $ 157,085,537    $145,719,768   $1,132,762,035     $ 36,420,354      $148,654,454
                                                =============    ============   ==============     ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         200,906          52,643          160,662           11,407            32,706
   Units redeemed                                 (10,581,177)     (1,666,413)      (6,077,149)        (783,592)       (1,135,525)
   Units transferred                               12,241,339         736,236       (1,399,228)        (449,961)           57,114
                                                -------------    ------------   --------------     ------------      ------------
Increase (decrease) in units outstanding            1,861,068        (877,534)      (7,315,715)      (1,222,146)       (1,045,705)
Beginning units                                     9,554,341       8,696,448       35,548,548        4,108,875         6,586,154
                                                -------------    ------------   --------------     ------------      ------------
Ending units                                       11,415,409       7,818,914       28,232,833        2,886,729         5,540,449
                                                =============    ============   ==============     ============      ============

                                                   Equity                                                          Growth
                                               Opportunities     Fundamental     Global Bond  Global Equities  Opportunities
                                                 Portfolio    Growth Portfolio    Portfolio      Portfolio       Portfolio
                                                 (Class 1)        (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                               -------------  ----------------  ------------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $     91,086     $ (1,711,388)   $   (619,294)  $   (615,761)    $  (313,349)
   Net realized gains (losses)                   14,770,927       (5,422,680)        325,865     11,354,345       1,372,563
   Change in net unrealized appreciation
      (depreciation) of investments             (15,773,525)      21,090,942       6,364,952      6,118,295       2,538,844
                                               ------------     ------------    ------------   ------------     -----------
      Increase (decrease) in net assets from
         operations                                (911,512)      13,956,874       6,071,523     16,856,879       3,598,058
                                               ------------     ------------    ------------   ------------     -----------
From capital transactions:
   Net proceeds from units sold                     460,600          602,319         423,774        970,088         132,156
   Cost of units redeemed                       (20,692,197)     (23,716,846)    (14,715,365)   (31,710,354)     (3,960,270)
   Net transfers                                 (7,728,027)      (9,635,480)     15,106,838     (5,592,960)      1,517,654
   Contract maintenance charge                      (36,559)         (65,823)        (16,279)       (64,182)         (7,707)
                                               ------------     ------------    ------------   ------------     -----------
      Increase (decrease) in net assets from
         capital transactions                   (27,996,183)     (32,815,830)        798,968    (36,397,408)     (2,318,167)
                                               ------------     ------------    ------------   ------------     -----------
Increase (decrease) in net assets               (28,907,695)     (18,858,956)      6,870,491    (19,540,529)      1,279,891
Net assets at beginning of period               108,217,271      124,318,991      66,045,775    176,964,120      20,956,363
                                               ------------     ------------    ------------   ------------     -----------
Net assets at end of period                    $ 79,309,576     $105,460,035    $ 72,916,266   $157,423,591     $22,236,254
                                               ============     ============    ============   ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        22,000           29,663          22,772         37,745          21,135
   Units redeemed                                  (982,908)      (1,187,206)       (801,710)    (1,237,497)       (628,304)
   Units transferred                               (370,789)        (493,283)        804,898       (221,705)        186,639
                                               ------------     ------------    ------------   ------------     -----------
Increase (decrease) in units outstanding         (1,331,697)      (1,650,826)         25,960     (1,421,457)       (420,530)
Beginning units                                   5,190,000        6,573,329       3,699,912      7,394,159       3,697,904
                                               ------------     ------------    ------------   ------------     -----------
Ending units                                      3,858,303        4,922,503       3,725,872      5,972,702       3,277,374
                                               ============     ============    ============   ============     ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                                                  International     International
                                               Growth-Income  High-Yield Bond      Diversified     Growth & Income   Marsico Focused
                                                 Portfolio       Portfolio     Equities Portfolio     Portfolio     Growth Portfolio
                                                 (Class 1)       (Class 1)          (Class 1)         (Class 1)         (Class 1)
                                               -------------  ---------------  ------------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (2,640,178)  $  8,632,632       $    716,387      $     31,898      $   (729,087)
   Net realized gains (losses)                    23,093,142      4,912,189         15,321,570        47,564,102         8,736,990
   Change in net unrealized appreciation
      (depreciation) of investments               17,284,487    (13,284,526)         2,412,454       (34,421,732)       (2,043,902)
                                               -------------   ------------       ------------      ------------      ------------
      Increase (decrease) in net assets from
         operations                               37,737,451        260,295         18,450,411        13,174,268         5,964,001
                                               -------------   ------------       ------------      ------------      ------------
From capital transactions:
   Net proceeds from units sold                    2,259,733        740,345            647,031         1,103,009           250,225
   Cost of units redeemed                        (88,034,448)   (34,533,726)       (28,528,133)      (44,275,052)       (9,727,362)
   Net transfers                                 (33,464,399)   (21,660,586)            36,086        (1,844,236)       (7,400,068)
   Contract maintenance charge                      (173,750)       (43,662)           (44,710)          (66,036)          (13,697)
                                               -------------   ------------       ------------      ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                   (119,412,864)   (55,497,629)       (27,889,726)      (45,082,315)      (16,890,902)
                                               -------------   ------------       ------------      ------------      ------------
Increase (decrease) in net assets                (81,675,413)   (55,237,334)        (9,439,315)      (31,908,047)      (10,926,901)
Net assets at beginning of period                449,064,125    183,161,973        148,632,225       232,588,695        59,722,391
                                               -------------   ------------       ------------      ------------      ------------
Net assets at end of period                    $ 367,388,712   $127,924,639       $139,192,910      $200,680,648      $ 48,795,490
                                               =============   ============       ============      ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         68,080         34,497             41,056            53,393            19,701
   Units redeemed                                 (2,656,055)    (1,629,183)        (1,807,386)       (2,209,079)         (758,300)
   Units transferred                              (1,014,522)    (1,017,578)           (26,910)          (94,224)         (582,696)
                                               -------------   ------------       ------------      ------------      ------------
Increase (decrease) in units outstanding          (3,602,497)    (2,612,264)        (1,793,240)       (2,249,910)       (1,321,295)
Beginning units                                   14,413,766      8,694,111         10,209,822        12,387,765         4,898,463
                                               -------------   ------------       ------------      ------------      ------------
Ending units                                      10,811,269      6,081,847          8,416,582        10,137,855         3,577,168
                                               =============   ============       ============      ============      ============

                                                     MFS
                                                Massachusetts     MFS Total
                                               Investors Trust     Return     Mid-Cap Growth   Real Estate   Technology
                                                  Portfolio       Portfolio      Portfolio      Portfolio    Portfolio
                                                  (Class 1)       (Class 1)      (Class 1)      (Class 1)    (Class 1)
                                               ---------------  ------------  --------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (573,935)   $  3,831,623   $ (1,209,309)  $   (405,468) $  (273,119)
   Net realized gains (losses)                     4,927,583      31,978,656     (2,364,841)    36,890,681      245,157
   Change in net unrealized appreciation
      (depreciation) of investments                7,170,736     (23,994,733)    16,691,232    (54,812,772)   2,934,509
                                                ------------    ------------   ------------   ------------  -----------
      Increase (decrease) in net assets from
         operations                               11,524,384      11,815,546     13,117,082    (18,327,559)   2,906,547
                                                ------------    ------------   ------------   ------------  -----------
From capital transactions:
   Net proceeds from units sold                      556,617       2,582,643        362,274        584,919       78,178
   Cost of units redeemed                        (26,630,653)    (72,968,837)   (18,974,771)   (25,752,217)  (2,530,019)
   Net transfers                                  (7,479,190)     (6,272,392)    (8,173,719)   (25,182,517)   6,021,350
   Contract maintenance charge                       (53,983)       (131,235)       (38,932)       (37,548)      (6,716)
                                                ------------    ------------   ------------   ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                    (33,607,209)    (76,789,821)   (26,825,148)   (50,387,363)   3,562,793
                                                ------------    ------------   ------------   ------------  -----------
Increase (decrease) in net assets                (22,082,825)    (64,974,275)   (13,708,066)   (68,714,922)   6,469,340
Net assets at beginning of period                142,284,797     429,872,722     98,751,287    153,981,034   16,146,229
                                                ------------    ------------   ------------   ------------  -----------
Net assets at end of period                     $120,201,972    $364,898,447   $ 85,043,221   $ 85,266,112  $22,615,569
                                                ============    ============   ============   ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         21,968          89,222         34,020         18,753       31,149
   Units redeemed                                 (1,078,698)     (2,544,356)    (1,601,602)      (840,539)    (945,970)
   Units transferred                                (301,616)       (231,548)      (735,841)      (854,048)   2,032,893
                                                ------------    ------------   ------------   ------------  -----------
Increase (decrease) in units outstanding          (1,358,346)     (2,686,682)    (2,303,423)    (1,675,834)   1,118,072
Beginning units                                    6,089,977      15,505,974      9,175,798      4,877,438    6,722,580
                                                ------------    ------------   ------------   ------------  -----------
Ending units                                       4,731,631      12,819,292      6,872,375      3,201,604    7,840,652
                                                ============    ============   ============   ============  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                               Telecom Utility    Worldwide High  Aggressive Growth  Alliance Growth    Balanced
                                                  Portfolio     Income Portfolio      Portfolio         Portfolio      Portfolio
                                                  (Class 1)         (Class 1)         (Class 2)         (Class 2)      (Class 2)
                                               ---------------  ----------------  -----------------  ---------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   521,664      $  2,273,271       $  (148,303)     $   (956,475)   $   190,234
   Net realized gains (losses)                     2,523,954          (988,471)        1,318,641         4,239,859        609,217
   Change in net unrealized appreciation
      (depreciation) of investments                3,837,539           603,718        (1,357,649)        4,022,528       (186,874)
                                                 -----------      ------------       -----------      ------------    -----------
      Increase (decrease) in net assets from
         operations                                6,883,157         1,888,518          (187,311)        7,305,912        612,577
                                                 -----------      ------------       -----------      ------------    -----------
From capital transactions:
   Net proceeds from units sold                      192,013           202,877            93,016           643,405        104,991
   Cost of units redeemed                         (7,939,053)      (10,051,634)       (1,756,640)       (7,881,589)    (2,327,281)
   Net transfers                                    (350,945)         (866,143)          324,735        (5,518,900)      (306,236)
   Contract maintenance charge                       (13,735)          (14,771)           (2,286)          (11,808)        (3,270)
                                                 -----------      ------------       -----------      ------------    -----------
      Increase (decrease) in net assets from
         capital transactions                     (8,111,720)      (10,729,671)       (1,341,175)      (12,768,892)    (2,531,796)
                                                 -----------      ------------       -----------      ------------    -----------
Increase (decrease) in net assets                 (1,228,563)       (8,841,153)       (1,528,486)       (5,462,980)    (1,919,219)
Net assets at beginning of period                 40,433,257        52,673,320        12,572,833        64,611,386     17,968,924
                                                 -----------      ------------       -----------      ------------    -----------
Net assets at end of period                      $39,204,694      $ 43,832,167       $11,044,347      $ 59,148,406    $16,049,705
                                                 ===========      ============       ===========      ============    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         11,413             9,235             5,343            18,652          6,324
   Units redeemed                                   (479,370)         (460,093)          (94,272)         (226,047)      (139,572)
   Units transferred                                 (26,436)          (40,069)           15,776          (163,268)       (19,740)
                                                 -----------      ------------       -----------      ------------    -----------
Increase (decrease) in units outstanding            (494,393)         (490,927)          (73,153)         (370,663)      (152,988)
Beginning units                                    2,662,249         2,461,174           722,278         1,976,451      1,107,982
                                                 -----------      ------------       -----------      ------------    -----------
Ending units                                       2,167,856         1,970,247           649,125         1,605,788        954,994
                                                 ===========      ============       ===========      ============    ===========

                                               Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                                   Portfolio        Portfolio       Portfolio        Portfolio    Value Portfolio
                                                   (Class 2)        (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                               ----------------  --------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (130,648)      $  (30,923)    $  1,124,846     $ 1,100,403     $ (1,631,054)
   Net realized gains (losses)                       663,185          598,527        1,288,762         310,248       23,236,629
   Change in net unrealized appreciation
      (depreciation) of investments                  554,637           57,182         (904,065)        388,879      (13,579,240)
                                                 -----------       ----------     ------------     -----------     ------------
      Increase (decrease) in net assets from
         operations                                1,087,174          624,786        1,509,543       1,799,530        8,026,335
                                                 -----------       ----------     ------------     -----------     ------------
From capital transactions:
   Net proceeds from units sold                       24,148           37,267        1,188,842         288,019        1,461,382
   Cost of units redeemed                         (1,968,909)        (786,241)     (29,898,928)     (7,050,586)     (23,646,226)
   Net transfers                                    (189,941)         135,226       38,812,147       2,964,917       (7,816,859)
   Contract maintenance charge                        (1,689)            (838)          (7,363)         (5,328)         (27,106)
                                                 -----------       ----------     ------------     -----------     ------------
      Increase (decrease) in net assets from
         capital transactions                     (2,136,391)        (614,586)      10,094,698      (3,802,978)     (30,028,809)
                                                 -----------       ----------     ------------     -----------     ------------
Increase (decrease) in net assets                 (1,049,217)          10,200       11,604,241      (2,003,448)     (22,002,474)
Net assets at beginning of period                  9,841,301        5,708,987       45,910,005      50,505,302      206,374,587
                                                 -----------       ----------     ------------     -----------     ------------
Net assets at end of period                      $ 8,792,084       $5,719,187     $ 57,514,246     $48,501,854     $184,372,113
                                                 ===========       ==========     ============     ===========     ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          4,171            4,391           88,448          15,961           36,652
   Units redeemed                                   (292,849)         (90,894)      (2,219,163)       (391,237)        (589,497)
   Units transferred                                 (29,150)          14,192        2,890,184         165,029         (195,578)
                                                 -----------       ----------     ------------     -----------     ------------
Increase (decrease) in units outstanding            (317,828)         (72,311)         759,469        (210,247)        (748,423)
Beginning units                                    1,561,072          705,678        3,461,044       2,841,192        5,345,015
                                                 -----------       ----------     ------------     -----------     ------------
Ending units                                       1,243,244          633,367        4,220,513       2,630,945        4,596,592
                                                 ===========       ==========     ============     ===========     ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                       Equity
                                                "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value     Fundamental
                                               Street Portfolio      Portfolio       Portfolio      Portfolio    Growth Portfolio
                                                   (Class 2)         (Class 2)       (Class 2)      (Class 2)        (Class 2)
                                               ----------------  ----------------  -------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   117,135       $    83,340      $    (4,502)  $    173,320     $  (107,562)
   Net realized gains (losses)                     1,965,909         7,278,460        2,800,462      8,768,996         381,947
   Change in net unrealized appreciation
      (depreciation) of investments               (2,556,969)        1,575,868       (3,015,282)       295,243         555,181
                                                 -----------       -----------      -----------   ------------     -----------
      Increase (decrease) in net assets from
         operations                                 (473,925)        8,937,668         (219,322)     9,237,559         829,566
                                                 -----------       -----------      -----------   ------------     -----------
From capital transactions:
   Net proceeds from units sold                       58,490           146,302          113,246        946,423          79,015
   Cost of units redeemed                         (2,898,695)       (3,005,444)      (2,678,402)   (10,399,451)       (693,814)
   Net transfers                                  (1,058,122)          947,391         (658,254)    (1,469,184)       (701,146)
   Contract maintenance charge                        (2,448)           (3,446)          (2,685)        (9,740)         (1,364)
                                                 -----------       -----------      -----------   ------------     -----------
      Increase (decrease) in net assets from
         capital transactions                     (3,900,775)       (1,915,197)      (3,226,095)   (10,931,952)     (1,317,309)
                                                 -----------       -----------      -----------   ------------     -----------
Increase (decrease) in net assets                 (4,374,700)        7,022,471       (3,445,417)    (1,694,393)       (487,743)
Net assets at beginning of period                 18,049,279        24,419,039       18,225,950     77,225,840       7,254,435
                                                 -----------       -----------      -----------   ------------     -----------
Net assets at end of period                      $13,674,579       $31,441,510      $14,780,533   $ 75,531,447     $ 6,766,692
                                                 ===========       ===========      ===========   ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          4,239             6,641            5,483         43,956           3,950
   Units redeemed                                   (221,333)         (126,920)        (128,633)      (477,391)        (35,179)
   Units transferred                                 (81,748)           25,306          (32,241)       (69,665)        (36,716)
                                                 -----------       -----------      -----------   ------------     -----------
Increase (decrease) in units outstanding            (298,842)          (94,973)        (155,391)      (503,100)        (67,945)
Beginning units                                    1,394,125         1,282,729          882,899      3,868,694         385,960
                                                 -----------       -----------      -----------   ------------     -----------
Ending units                                       1,095,283         1,187,756          727,508      3,365,594         318,015
                                                 ===========       ===========      ===========   ============     ===========

                                                                                 Growth
                                               Global Bond  Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                                Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                                (Class 2)      (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                               -----------  ---------------  -------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (189,222)   $   (91,096)    $  (137,140)   $  (248,047)    $ 1,943,732
   Net realized gains (losses)                      26,787      1,633,768         646,561      2,671,594       1,139,484
   Change in net unrealized appreciation
      (depreciation) of investments              1,681,942        262,618         991,732        339,289      (3,143,524)
                                               -----------    -----------     -----------    -----------     -----------
      Increase (decrease) in net assets from
         operations                              1,519,507      1,805,290       1,501,153      2,762,836         (60,308)
                                               -----------    -----------     -----------    -----------     -----------
From capital transactions:
   Net proceeds from units sold                    149,243        342,354          29,613        152,793         104,806
   Cost of units redeemed                       (1,800,138)    (1,975,894)     (1,016,524)    (4,021,585)     (5,378,638)
   Net transfers                                 1,783,223      1,046,780         (81,211)    (2,868,974)     (2,828,250)
   Contract maintenance charge                      (1,858)        (2,538)         (1,182)        (5,622)         (3,589)
                                               -----------    -----------     -----------    -----------     -----------
      Increase (decrease) in net assets from
         capital transactions                      130,470       (589,298)     (1,069,304)    (6,743,388)     (8,105,671)
                                               -----------    -----------     -----------    -----------     -----------
Increase (decrease) in net assets                1,649,977      1,215,992         431,849     (3,980,552)     (8,165,979)
Net assets at beginning of period               16,374,097     18,163,322       8,723,039     32,960,191      39,148,300
                                               -----------    -----------     -----------    -----------     -----------
Net assets at end of period                    $18,024,074    $19,379,314     $ 9,154,888    $28,979,639     $30,982,321
                                               ===========    ===========     ===========    ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        8,042         13,807           4,850          4,629           4,933
   Units redeemed                                  (99,625)       (77,383)       (166,030)      (122,182)       (256,695)
   Units transferred                                96,325         40,504         (28,073)       (87,842)       (134,594)
                                               -----------    -----------     -----------    -----------     -----------
Increase (decrease) in units outstanding             4,742        (23,072)       (189,253)      (205,395)       (386,356)
Beginning units                                    918,963        762,141       1,553,271      1,053,667       1,877,778
                                               -----------    -----------     -----------    -----------     -----------
Ending units                                       923,705        739,069       1,364,018        848,272       1,491,422
                                               ===========    ===========     ===========    ===========     ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                               International  International    Marsico          MFS
                                                Diversified      Growth &      Focused     Massachusetts     MFS Total
                                                  Equities        Income        Growth    Investors Trust     Return
                                                 Portfolio      Portfolio     Portfolio      Portfolio       Portfolio
                                                 (Class 2)      (Class 2)     (Class 2)      (Class 2)       (Class 2)
                                               -------------  -------------  -----------  ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   232,150    $   (45,615)  $  (642,258)   $  (137,351)   $  1,094,337
   Net realized gains (losses)                    6,104,691      8,660,176     5,038,954      1,807,064       9,730,724
   Change in net unrealized appreciation
      (depreciation) of investments               1,000,007     (6,453,281)      308,076        431,608      (7,413,047)
                                                -----------    -----------   -----------    -----------    ------------
      Increase (decrease) in net assets from
         operations                               7,336,848      2,161,280     4,704,772      2,101,321       3,412,014
                                                -----------    -----------   -----------    -----------    ------------
From capital transactions:
   Net proceeds from units sold                     523,959        341,865       236,104        219,025         692,767
   Cost of units redeemed                        (7,976,852)    (4,726,159)   (5,163,341)    (3,342,791)    (13,478,090)
   Net transfers                                   (770,307)    (1,590,245)   (1,776,915)    (1,295,130)     (5,223,566)
   Contract maintenance charge                       (8,473)        (4,269)       (4,653)        (3,581)        (18,891)
                                                -----------    -----------   -----------    -----------    ------------
      Increase (decrease) in net assets from
         capital transactions                    (8,231,673)    (5,978,808)   (6,708,805)    (4,422,477)    (18,027,780)
                                                -----------    -----------   -----------    -----------    ------------
Increase (decrease) in net assets                  (894,825)    (3,817,528)   (2,004,033)    (2,321,156)    (14,615,766)
Net assets at beginning of period                58,163,917     39,761,875    43,827,566     26,036,977     134,471,263
                                                -----------    -----------   -----------    -----------    ------------
Net assets at end of period                     $57,269,092    $35,944,347   $41,823,533    $23,715,821    $119,855,497
                                                ===========    ===========   ===========    ===========    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        33,080         17,150        18,569          8,980          24,314
   Units redeemed                                  (505,569)      (237,487)     (406,010)      (136,899)       (471,590)
   Units transferred                                (58,349)       (80,743)     (141,125)       (53,423)       (181,856)
                                                -----------    -----------   -----------    -----------    ------------
Increase (decrease) in units outstanding           (530,838)      (301,080)     (528,566)      (181,342)       (629,132)
Beginning units                                   4,030,252      2,119,991     3,626,862      1,118,535       4,834,111
                                                -----------    -----------   -----------    -----------    ------------
Ending units                                      3,499,414      1,818,911     3,098,296        937,193       4,204,979
                                                ===========    ===========   ===========    ===========    ============


                                                 Mid-Cap
                                                  Growth     Real Estate  Small & Mid Cap  Technology  Telecom Utility
                                                Portfolio     Portfolio   Value Portfolio   Portfolio     Portfolio
                                                (Class 2)     (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                               -----------  ------------  ---------------  ----------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (610,724) $   (149,686)   $  (527,882)   $ (117,804) $    71,734
   Net realized gains (losses)                   3,007,539     8,445,814      5,189,205       441,417      674,669
   Change in net unrealized appreciation
      (depreciation) of investments              3,423,068   (13,264,729)    (4,419,135)      984,614      180,697
                                               -----------  ------------    -----------    ----------  -----------
      Increase (decrease) in net assets from
         operations                              5,819,883    (4,968,601)       242,188     1,308,227      927,100
                                               -----------  ------------    -----------    ----------  -----------
From capital transactions:
   Net proceeds from units sold                    273,983       136,159        417,934        21,395       45,778
   Cost of units redeemed                       (6,086,619)   (4,281,600)    (6,276,550)     (959,232)  (1,201,772)
   Net transfers                                (1,301,660)   (4,757,591)     1,924,145       707,851      347,964
   Contract maintenance charge                      (7,022)       (4,336)        (5,845)       (1,539)        (840)
                                               -----------  ------------    -----------    ----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (7,121,318)   (8,907,368)    (3,940,316)     (231,525)    (808,870)
                                               -----------  ------------    -----------    ----------  -----------
Increase (decrease) in net assets               (1,301,435)  (13,875,969)    (3,698,128)    1,076,702      118,230
Net assets at beginning of period               41,762,710    38,602,878     48,539,371     7,144,428    5,224,763
                                               -----------  ------------    -----------    ----------  -----------
Net assets at end of period                    $40,461,275  $ 24,726,909    $44,841,243    $8,221,130  $ 5,342,993
                                               ===========  ============    ===========    ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       23,971         4,432         21,857         8,007        2,762
   Units redeemed                                 (514,986)     (140,690)      (321,565)     (360,929)     (70,709)
   Units transferred                              (117,674)     (159,011)        96,844       230,888       19,470
                                               -----------  ------------    -----------    ----------  -----------
Increase (decrease) in units outstanding          (608,689)     (295,269)      (202,864)     (122,034)     (48,477)
Beginning units                                  3,875,649     1,235,674      2,638,074     3,004,655      347,637
                                               -----------  ------------    -----------    ----------  -----------
Ending units                                     3,266,960       940,405      2,435,210     2,882,621      299,160
                                               ===========  ============    ===========    ==========  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                  Aggressive                    American Funds   American Funds
                                                Worldwide High      Growth    Alliance Growth  Asset Allocation   Global Growth
                                               Income Portfolio   Portfolio      Portfolio      SAST Portfolio   SAST Portfolio
                                                   (Class 2)      (Class 3)      (Class 3)         (Class 3)        (Class 3)
                                               ----------------  -----------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $  340,158     $  (229,914)  $ (3,679,566)     $  (120,986)     $  (437,298)
   Net realized gains (losses)                        90,954       1,307,549      4,943,283           28,584           86,542
   Change in net unrealized appreciation
      (depreciation) of investments                 (169,853)     (1,812,463)    26,123,012          (72,971)       2,650,700
                                                  ----------     -----------   ------------      -----------      -----------
      Increase (decrease) in net assets from
         operations                                  261,259        (734,828)    27,386,729         (165,373)       2,299,944
                                                  ----------     -----------   ------------      -----------      -----------
From capital transactions:
   Net proceeds from units sold                       63,589       4,770,764     29,545,043       13,903,954       45,003,518
   Cost of units redeemed                           (840,061)     (1,314,849)   (18,729,540)        (229,153)        (776,224)
   Net transfers                                     158,329         (39,699)    12,341,588        3,991,551       13,876,889
   Contract maintenance charge                        (1,005)         (3,221)       (32,998)             (42)            (402)
                                                  ----------     -----------   ------------      -----------      -----------
      Increase (decrease) in net assets from
         capital transactions                       (619,148)      3,412,995     23,124,093       17,666,310       58,103,781
                                                  ----------     -----------   ------------      -----------      -----------
Increase (decrease) in net assets                   (357,889)      2,678,167     50,510,822       17,500,937       60,403,725
Net assets at beginning of period                  7,208,970      16,442,147    192,039,162          491,135        1,979,194
                                                  ----------     -----------   ------------      -----------      -----------
Net assets at end of period                       $6,851,081     $19,120,314   $242,549,984      $17,992,072      $62,382,919
                                                  ==========     ===========   ============      ===========      ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          2,938         260,969        932,960        1,251,206        3,850,422
   Units redeemed                                    (38,926)        (71,857)      (541,035)         (20,603)         (65,170)
   Units transferred                                   7,368          (7,530)       398,389          357,862        1,174,106
                                                  ----------     -----------   ------------      -----------      -----------
Increase (decrease) in units outstanding             (28,620)        181,582        790,314        1,588,465        4,959,358
Beginning units                                      340,198         951,148      5,952,719           46,693          183,329
                                                  ----------     -----------   ------------      -----------      -----------
Ending units                                         311,578       1,132,730      6,743,033        1,635,158        5,142,687
                                                  ==========     ===========   ============      ===========      ===========

                                               American Funds  American Funds                Blue Chip     Capital
                                                 Growth SAST    Growth-Income    Balanced      Growth       Growth
                                                  Portfolio    SAST Portfolio   Portfolio    Portfolio    Portfolio
                                                  (Class 3)       (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                               ------------    --------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (534,226)    $  (515,386)   $   205,411  $  (201,895) $     1,356
   Net realized gains (losses)                       93,652          21,271        449,108      689,827      345,302
   Change in net unrealized appreciation
      (depreciation) of investments                 994,297      (1,455,385)      (106,271)     957,044      461,973
                                                -----------     -----------    -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                                 553,723      (1,949,500)       548,248    1,444,976      808,631
                                                -----------     -----------    -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                  65,039,685      61,894,243      2,068,613    2,414,017   23,275,047
   Cost of units redeemed                          (949,156)     (1,055,237)    (2,313,600)  (1,790,825)    (850,639)
   Net transfers                                 18,592,686      20,782,548      1,576,008    3,082,477    9,915,705
   Contract maintenance charge                         (384)           (335)        (2,499)      (2,159)        (543)
                                                -----------     -----------    -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                    82,682,831      81,621,219      1,328,522    3,703,510   32,339,570
                                                -----------     -----------    -----------  -----------  -----------
Increase (decrease) in net assets                83,236,554      79,671,719      1,876,770    5,148,486   33,148,201
Net assets at beginning of period                 1,493,428       1,588,821     15,537,708   11,395,423    3,086,071
                                                -----------     -----------    -----------  -----------  -----------
Net assets at end of period                     $84,729,982     $81,260,540    $17,414,478  $16,543,909  $36,234,272
                                                ===========     ===========    ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     5,583,137       5,560,667        125,757      341,980    2,601,879
   Units redeemed                                   (80,547)        (94,259)      (138,635)    (265,541)     (96,890)
   Units transferred                              1,579,860       1,869,486         94,710      445,641    1,111,532
                                                -----------     -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding          7,082,450       7,335,894         81,832      522,080    3,616,521
Beginning units                                     140,356         150,241        963,493    1,818,174      384,895
                                                -----------     -----------    -----------  -----------  -----------
Ending units                                      7,222,806       7,486,135      1,045,325    2,340,254    4,001,416
                                                ===========     ===========    ===========  ===========  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                               Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                                  (Class 3)        (Class 3)       (Class 3)         (Class 3)         (Class 3)
                                               ---------------  --------------  --------------    --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  4,484,708     $  7,662,596    $ (5,680,764)     $   136,649       $    472,207
   Net realized gains (losses)                     4,032,803          157,625      38,695,605        1,835,769         22,747,513
      Change in net unrealized appreciation
         (depreciation) of investments            (3,361,599)       2,970,884     (11,818,341)      (2,658,966)        14,418,611
                                                ------------     ------------    ------------      -----------       ------------
      Increase (decrease) in net assets from
         operations                                5,155,912       10,791,105      21,196,500         (686,548)        37,638,331
                                                ------------     ------------    ------------      -----------       ------------
From capital transactions:
   Net proceeds from units sold                   60,576,196       93,710,213      96,036,588        3,326,562         39,889,824
   Cost of units redeemed                        (95,059,980)     (24,625,280)    (50,694,171)      (2,519,990)        (8,299,544)
   Net transfers                                  93,078,071       61,395,220      52,767,730         (653,620)        14,235,947
   Contract maintenance charge                       (23,122)         (28,895)        (79,409)          (2,203)           (11,086)
                                                ------------     ------------    ------------      -----------       ------------
      Increase (decrease) in net assets from
         capital transactions                     58,571,165      130,451,258      98,030,738          150,749         45,815,141
                                                ------------     ------------    ------------      -----------       ------------
Increase (decrease) in net assets                 63,727,077      141,242,363     119,227,238         (535,799)        83,453,472
Net assets at beginning of period                165,908,135      225,928,781     560,311,210       18,180,059         77,151,152
                                                ------------     ------------    ------------      -----------       ------------
Net assets at end of period                     $229,635,212     $367,171,144    $679,538,448      $17,644,260       $160,604,624
                                                ============     ============    ============      ===========       ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      4,568,724        5,395,104       2,539,693          257,377          1,802,255
   Units redeemed                                 (7,099,472)      (1,380,447)     (1,275,270)        (194,903)          (358,130)
   Units transferred                               6,979,773        3,465,868       1,411,787          (49,634)           633,748
                                                ------------     ------------    ------------      -----------       ------------
Increase (decrease) in units outstanding           4,449,025        7,480,525       2,676,210           12,840          2,077,873
Beginning units                                   12,567,915       12,841,383      14,644,705        1,413,505          4,091,398
                                                ------------     ------------    ------------      -----------       ------------
Ending units                                      17,016,940       20,321,908      17,320,915        1,426,345          6,169,271
                                                ============     ============    ============      ===========       ============

                                                    Equity
                                                Opportunities  Foreign Value     Fundamental    Global Bond  Global Equities
                                                  Portfolio      Portfolio    Growth Portfolio   Portfolio      Portfolio
                                                  (Class 3)      (Class 3)        (Class 3)      (Class 3)      (Class 3)
                                                -------------  -------------  ----------------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (40,300)  $    726,861     $  (356,626)    $  (722,482)   $  (164,608)
   Net realized gains (losses)                     7,519,244     32,409,720         523,069         155,609      1,736,064
      Change in net unrealized appreciation
         (depreciation) of investments            (8,492,606)    15,750,072       2,985,365       6,578,889      1,182,753
                                                 -----------   ------------     -----------     -----------    -----------
      Increase (decrease) in net assets from
         operations                               (1,013,662)    48,886,653       3,151,808       6,012,016      2,754,209
                                                 -----------   ------------     -----------     -----------    -----------
From capital transactions:
   Net proceeds from units sold                    5,309,309     37,129,458      37,251,297      19,791,851      7,693,143
   Cost of units redeemed                         (7,274,806)   (46,896,440)     (1,195,347)     (5,401,184)    (3,050,797)
   Net transfers                                   1,625,609      6,096,637      13,069,037      11,127,465        164,332
   Contract maintenance charge                        (7,230)       (66,128)           (969)         (4,161)        (2,655)
                                                 -----------   ------------     -----------     -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                       (347,118)    (3,736,473)     49,124,018      25,513,971      4,804,023
                                                 -----------   ------------     -----------     -----------    -----------
Increase (decrease) in net assets                 (1,360,780)    45,150,180      52,275,826      31,525,987      7,558,232
Net assets at beginning of period                 60,618,449    398,541,135       4,947,564      47,205,334     27,993,123
                                                 -----------   ------------     -----------     -----------    -----------
Net assets at end of period                      $59,257,669   $443,691,315     $57,223,390     $78,731,321    $35,551,355
                                                 ===========   ============     ===========     ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        259,787      1,776,346       1,920,870       1,127,726        313,626
   Units redeemed                                   (351,147)    (2,176,562)        (59,722)       (300,511)      (120,831)
   Units transferred                                  81,290        279,792         654,398         615,223          6,172
                                                 -----------   ------------     -----------     -----------    -----------
Increase (decrease) in units outstanding             (10,070)      (120,424)      2,515,546       1,442,438        198,967
Beginning units                                    2,954,863     20,072,470         264,972       2,672,319      1,185,703
                                                 -----------   ------------     -----------     -----------    -----------
Ending units                                       2,944,793     19,952,046       2,780,518       4,114,757      1,384,670
                                                 ===========   ============     ===========     ===========    ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                   Growth                                        International     International
                                               Opportunities  Growth-Income  High-Yield Bond      Diversified     Growth & Income
                                                 Portfolio      Portfolio       Portfolio     Equities Portfolio     Portfolio
                                                 (Class 3)      (Class 3)       (Class 3)          (Class 3)         (Class 3)
                                               -------------  -------------  ---------------  ------------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (656,098)   $  (195,639)   $  4,976,619       $  1,210,259      $     90,083
   Net realized gains (losses)                      990,925      1,125,013         848,744          8,813,008        26,576,613
   Change in net unrealized appreciation
      (depreciation) of investments               6,771,675      1,028,733      (6,215,456)        24,722,218       (21,902,640)
                                                -----------    -----------    ------------       ------------      ------------
      Increase (decrease) in net assets from
         operations                               7,106,502      1,958,107        (390,093)        34,745,485         4,764,056
                                                -----------    -----------    ------------       ------------      ------------
From capital transactions:
   Net proceeds from units sold                   9,161,267      4,520,644      11,670,462         54,449,556        76,890,389
   Cost of units redeemed                        (2,494,769)    (3,276,080)    (11,042,722)       (26,869,951)      (12,664,973)
   Net transfers                                  5,805,742      1,118,670      (1,710,844)        12,190,366        37,537,146
   Contract maintenance charge                       (4,067)        (3,084)         (8,490)           (42,783)          (14,442)
                                                -----------    -----------    ------------       ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                    12,468,173      2,360,150      (1,091,594)        39,727,188       101,748,120
                                                -----------    -----------    ------------       ------------      ------------
Increase (decrease) in net assets                19,574,675      4,318,257      (1,481,687)        74,472,673       106,512,176
Net assets at beginning of period                28,417,659     21,335,072      83,936,765        250,526,418       117,562,282
                                                -----------    -----------    ------------       ------------      ------------
Net assets at end of period                     $47,992,334    $25,653,329    $ 82,455,078       $324,999,091      $224,074,458
                                                ===========    ===========    ============       ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,533,941        143,725         571,466          3,532,785         3,983,477
   Units redeemed                                  (402,163)       (98,950)       (528,362)        (1,715,063)         (639,572)
   Units transferred                                958,977         34,731         (83,084)           770,190         1,924,620
                                                -----------    -----------    ------------       ------------      ------------
Increase (decrease) in units outstanding          2,090,755         79,506         (39,980)         2,587,912         5,268,525
Beginning units                                   5,078,330        685,463       4,049,169         17,448,046         6,342,643
                                                -----------    -----------    ------------       ------------      ------------
Ending units                                      7,169,085        764,969       4,009,189         20,035,958        11,611,168
                                                ===========    ===========    ============       ============      ============

                                                                       MFS
                                                                  Massachusetts
                                                Marsico Focused  Investors Trust  MFS Total Return  Mid-Cap Growth   Real Estate
                                               Growth Portfolio     Portfolio         Portfolio        Portfolio      Portfolio
                                                   (Class 3)        (Class 3)         (Class 3)        (Class 3)      (Class 3)
                                               ----------------  ---------------  ----------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (645,069)      $  (349,638)     $  2,732,694     $(1,303,457)   $   (390,969)
   Net realized gains (losses)                     3,513,037         2,428,236        17,189,496       3,227,616      22,356,767
   Change in net unrealized appreciation
      (depreciation) of investments                1,639,365         2,386,504       (13,804,000)      9,178,899     (45,321,530)
                                                 -----------       -----------      ------------     -----------    ------------
      Increase (decrease) in net assets from
         operations                                4,507,333         4,465,102         6,118,190      11,103,058     (23,355,732)
                                                 -----------       -----------      ------------     -----------    ------------
From capital transactions:
   Net proceeds from units sold                    8,432,548         2,485,204        37,927,825      13,182,959      43,448,092
   Cost of units redeemed                         (3,473,355)       (6,432,967)      (27,917,361)     (8,743,066)     (8,546,780)
   Net transfers                                     487,275          (916,595)       31,171,031      (1,774,958)     17,659,346
   Contract maintenance charge                        (3,653)           (8,090)          (36,222)        (12,560)        (13,706)
                                                 -----------       -----------      ------------     -----------    ------------
      Increase (decrease) in net assets from
         capital transactions                      5,442,815        (4,872,448)       41,145,273       2,652,375      52,546,952
                                                 -----------       -----------      ------------     -----------    ------------
Increase (decrease) in net assets                  9,950,148          (407,346)       47,263,463      13,755,433      29,191,220
Net assets at beginning of period                 36,778,126        53,764,055       278,884,644      76,689,316     107,216,539
                                                 -----------       -----------      ------------     -----------    ------------
Net assets at end of period                      $46,728,274       $53,356,709      $326,148,107     $90,444,749    $136,407,759
                                                 ===========       ===========      ============     ===========    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        673,227           103,326         1,363,342       1,103,219       1,520,659
   Units redeemed                                   (273,306)         (261,932)         (980,008)       (739,544)       (286,933)
   Units transferred                                  30,182           (37,957)        1,099,165        (170,451)        653,250
                                                 -----------       -----------      ------------     -----------    ------------
Increase (decrease) in units outstanding             430,103          (196,563)        1,482,499         193,224       1,886,976
Beginning units                                    3,057,551         2,321,999        10,084,962       7,154,175       3,472,777
                                                 -----------       -----------      ------------     -----------    ------------
Ending units                                       3,487,654         2,125,436        11,567,461       7,347,399       5,359,753
                                                 ===========       ===========      ============     ===========    ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                               Small & Mid Cap   Small Company    Technology  Telecom Utility   Worldwide High
                                               Value Portfolio  Value Portfolio   Portfolio      Portfolio     Income Portfolio
                                                  (Class 3)        (Class 3)      (Class 3)      (Class 3)         (Class 3)
                                               ---------------  ---------------  -----------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $ (3,327,185)     $  (700,163)   $  (242,466)   $   81,607        $  166,107
   Net realized gains (losses)                    18,780,173          836,967        597,758       185,194            (8,863)
   Change in net unrealized appreciation
      (depreciation) of investments              (19,633,806)      (6,680,877)     2,088,083       241,749           (78,605)
                                                ------------      -----------    -----------    ----------        ----------
      Increase (decrease) in net assets
         from operations                          (4,180,818)      (6,544,073)     2,443,375       508,550            78,639
                                                ------------      -----------    -----------    ----------        ----------
From capital transactions:
   Net proceeds from units sold                   62,652,618       31,415,065      3,345,654     2,900,007         1,260,142
   Cost of units redeemed                        (28,438,401)      (1,912,272)    (1,663,339)     (164,499)         (261,385)
   Net transfers                                  31,775,874       21,279,131      5,679,627     2,255,694           727,269
   Contract maintenance charge                       (40,051)          (2,911)        (2,746)         (185)              (24)
                                                ------------      -----------    -----------    ----------        ----------
      Increase (decrease) in net assets from
         capital transactions                     65,950,040       50,779,013      7,359,196     4,991,017         1,726,002
                                                ------------      -----------    -----------    ----------        ----------
Increase (decrease) in net assets                 61,769,222       44,234,940      9,802,571     5,499,567         1,804,641
Net assets at beginning of period                249,417,557       20,238,125     12,558,333     1,186,455         1,662,700
                                                ------------      -----------    -----------    ----------        ----------
Net assets at end of period                     $311,186,779      $64,473,065    $22,360,904    $6,686,022        $3,467,341
                                                ============      ===========    ===========    ==========        ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      3,285,378        3,024,087      1,205,198       173,192            65,137
   Units redeemed                                 (1,463,338)        (186,009)      (629,528)       (9,814)          (14,718)
   Units transferred                               1,671,977        2,102,437      1,964,321       134,427            36,286
                                                ------------      -----------    -----------    ----------        ----------
Increase (decrease) in units outstanding           3,494,017        4,940,515      2,539,991       297,805            86,705
Beginning units                                   13,641,167        1,999,516      5,308,607        79,302            78,968
                                                ------------      -----------    -----------    ----------        ----------
Ending units                                      17,135,184        6,940,031      7,848,598       377,107           165,673
                                                ============      ===========    ===========    ==========        ==========

                                                                                                  Diversified
                                                 Comstock       Growth and     Strategic Growth  International  Equity Income
                                                 Portfolio   Income Portfolio      Portfolio        Account       Account I
                                                (Class II)      (Class II)        (Class II)       (Class 1)      (Class 1)
                                               ------------  ----------------  ----------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    150,229   $ (1,312,248)    $  (441,843)      $   40,685     $  (297,438)
   Net realized gains (losses)                   21,030,416     31,636,466       1,687,010          891,603       4,407,356
   Change in net unrealized appreciation
      (depreciation) of investments             (33,697,211)   (26,853,166)      2,573,227         (372,586)     (1,788,717)
                                               ------------   ------------     -----------       ----------     -----------
      Increase (decrease) in net assets
         from operations                        (12,516,566)     3,471,052       3,818,394          559,702       2,321,201
                                               ------------   ------------     -----------       ----------     -----------
From capital transactions:
   Net proceeds from units sold                  16,544,309     70,075,892         776,238           58,972       1,395,228
   Cost of units redeemed                       (48,564,043)   (59,172,871)     (3,201,831)        (246,280)     (6,003,868)
   Net transfers                                   (866,246)    34,768,413      (1,690,060)       1,894,082       3,674,006
   Contract maintenance charge                      (80,530)       (94,376)         (6,011)            (431)         (7,421)
                                               ------------   ------------     -----------       ----------     -----------
      Increase (decrease) in net assets from
         capital transactions                   (32,966,510)    45,577,058      (4,121,664)       1,706,343        (942,055)
                                               ------------   ------------     -----------       ----------     -----------
Increase (decrease) in net assets               (45,483,076)    49,048,110        (303,270)       2,266,045       1,379,146
Net assets at beginning of period               376,648,609    488,270,723      28,337,928        3,361,967      60,395,735
                                               ------------   ------------     -----------       ----------     -----------
Net assets at end of period                    $331,165,533   $537,318,833     $28,034,658       $5,628,012     $61,774,881
                                               ============   ============     ===========       ==========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,154,623      4,483,165          72,048            6,983         129,186
   Units redeemed                                (3,372,161)    (3,733,838)       (304,654)         (28,464)       (546,819)
   Units transferred                                (33,433)     2,217,777        (170,961)         220,922         336,432
                                               ------------   ------------     -----------       ----------     -----------
Increase (decrease) in units outstanding         (2,250,971)     2,967,104        (403,567)         199,441         (81,201)
Beginning units                                  26,646,078     31,791,446       2,909,668          430,300       5,752,545
                                               ------------   ------------     -----------       ----------     -----------
Ending units                                     24,395,107     34,758,550       2,506,101          629,741       5,671,344
                                               ============   ============     ===========       ==========     ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                         LargeCap      MidCap       Money       Mortgage
                                                 Growth       Income       Blend       Stock        Market     Securities
                                                 Account     Account      Account     Account      Account      Account
                                                (Class 1)   (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 1)
                                               ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (20,370) $   799,894  $   38,761  $   (39,741) $   149,325  $   419,465
   Net realized gains (losses)                     55,014      (47,872)    640,888      693,809            0     (125,493)
   Change in net unrealized appreciation
      (depreciation) of investments               311,008      (48,026)   (353,355)  (1,306,550)           0      188,181
                                               ----------  -----------  ----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                               345,652      703,996     326,294     (652,482)     149,325      482,153
                                               ----------  -----------  ----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                     9,976      217,943      90,484       26,468      128,212        8,449
   Cost of units redeemed                        (124,906)  (1,570,619)   (900,704)    (678,432)  (1,469,586)  (1,249,215)
   Net transfers                                  105,003    1,802,566     304,954      (21,346)   1,889,110   (1,176,471)
   Contract maintenance charge                       (545)      (2,030)     (1,613)        (839)      (1,921)      (3,057)
                                               ----------  -----------  ----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                     (10,472)     447,860    (506,879)    (674,149)     545,815   (2,420,294)
                                               ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets                 335,180    1,151,856    (180,585)  (1,326,631)     695,140   (1,938,141)
Net assets at beginning of period               1,595,675   15,411,695   9,158,305    7,472,559    3,665,896   11,351,666
                                               ----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of period                    $1,930,855  $16,563,551  $8,977,720  $ 6,145,928  $ 4,361,036  $ 9,413,525
                                               ==========  ===========  ==========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       1,285       29,810      12,245        2,402       21,317        1,193
   Units redeemed                                 (16,266)    (213,415)   (121,589)     (61,769)    (243,414)    (184,644)
   Units transferred                               13,851      246,057      38,944       (6,009)     314,352     (172,921)
                                               ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in units outstanding           (1,130)      62,452     (70,400)     (65,376)      92,255     (356,372)
Beginning units                                   221,503    2,122,228   1,296,826      692,928      616,894    1,695,485
                                               ----------  -----------  ----------  -----------  -----------  -----------
Ending units                                      220,373    2,184,680   1,226,426      627,552      709,149    1,339,113
                                               ==========  ===========  ==========  ===========  ===========  ===========

                                                   Real Estate     SAM Balanced   SAM Conservative   SAM Conservative
                                               Securities Account    Portfolio   Balanced Portfolio  Growth Portfolio
                                                    (Class 1)        (Class 1)        (Class 1)          (Class 1)
                                               ------------------  ------------  ------------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   40,331        $  1,973,753     $   343,438        $   143,511
   Net realized gains (losses)                      532,564           5,907,921         577,456          3,262,168
   Change in net unrealized appreciation
      (depreciation) of investments                (932,332)          4,696,637         102,522          2,585,255
                                                 ----------        ------------     -----------        -----------
      Increase (decrease) in net assets from
         operations                                (359,437)         12,578,311       1,023,416          5,990,934
                                                 ----------        ------------     -----------        -----------
From capital transactions:
   Net proceeds from units sold                      80,978             779,087             426            387,374
   Cost of units redeemed                          (120,943)        (18,869,099)     (1,545,384)        (6,737,642)
   Net transfers                                   (271,708)          1,638,094          73,510         (1,918,420)
   Contract maintenance charge                         (308)            (26,313)         (1,742)           (13,341)
                                                 ----------        ------------     -----------        -----------
      Increase (decrease) in net assets from
         capital transactions                      (311,981)        (16,478,231)     (1,473,190)        (8,282,029)
                                                 ----------        ------------     -----------        -----------
Increase (decrease) in net assets                  (671,418)         (3,899,920)       (449,774)        (2,291,095)
Net assets at beginning of period                 1,991,443         183,998,899      17,517,026         80,620,425
                                                 ----------        ------------     -----------        -----------
Net assets at end of period                      $1,320,025        $180,098,979     $17,067,252        $78,329,330
                                                 ==========        ============     ===========        ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         3,642              74,681              59             34,142
   Units redeemed                                    (5,987)         (1,785,129)       (205,664)          (596,130)
   Units transferred                                (14,907)            153,027          10,615           (168,174)
                                                 ----------        ------------     -----------        -----------
Increase (decrease) in units outstanding            (17,252)         (1,557,421)       (194,990)          (730,162)
Beginning units                                      94,034          18,183,081       2,412,113          7,480,827
                                                 ----------        ------------     -----------        -----------
Ending units                                         76,782          16,625,660       2,217,123          6,750,665
                                                 ==========        ============     ===========        ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                   SAM          SAM        Short-
                                                 Flexible    Strategic      Term       SmallCap   SmallCap
                                                  Income       Growth      Income       Growth     Value
                                                Portfolio    Portfolio     Account     Account    Account
                                                (Class 1)    (Class 1)    (Class 1)   (Class 1)  (Class 1)
                                               -----------  -----------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                   $ 1,010,409  $   (69,493) $  121,358  $  (27,163)  $    999
   Net realized gains (losses)                     860,949    1,111,089     (19,978)     98,374     45,856
Change in net unrealized appreciation
   (depreciation) of investments                  (462,094)     820,646      (2,913)     (4,631)   (86,311)
                                               -----------  -----------  ----------  ----------   --------
   Increase (decrease) in net assets from
      operations                                 1,409,264    1,862,242      98,467      66,580    (39,456)
                                               -----------  -----------  ----------  ----------   --------
From capital transactions:
   Net proceeds from units sold                      4,556      315,047      10,200          48          0
   Cost of units redeemed                       (3,066,586)  (2,039,472)   (378,733)   (240,566)    (9,969)
   Net transfers                                   911,358     (102,413)     70,340      (6,023)   146,937
   Contract maintenance charge                      (5,370)      (5,244)       (908)       (321)       (98)
                                               -----------  -----------  ----------  ----------   --------
      Increase (decrease) in net assets from
         capital transactions                   (2,156,042)  (1,832,082)   (299,101)   (246,862)   136,870
                                               -----------  -----------  ----------  ----------   --------
Increase (decrease) in net assets                 (746,778)      30,160    (200,634)   (180,282)    97,414
Net assets at beginning of period               32,371,535   24,061,064   3,500,054   1,863,932    217,020
                                               -----------  -----------  ----------  ----------   --------
Net assets at end of period                    $31,624,757  $24,091,224  $3,299,420  $1,683,650   $314,434
                                               ===========  ===========  ==========  ==========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          533       25,407       1,508           7          0
   Units redeemed                                 (362,949)    (164,514)    (55,773)    (32,997)      (971)
   Units transferred                               106,264       (8,638)     10,297      (1,690)    13,184
                                               -----------  -----------  ----------  ----------   --------
Increase (decrease) in units outstanding          (256,152)    (147,745)    (43,968)    (34,680)    12,213
Beginning units                                  3,921,709    2,028,132     525,980     271,871     19,578
                                               -----------  -----------  ----------  ----------   --------
Ending units                                     3,665,557    1,880,387     482,012     237,191     31,791
                                               ===========  ===========  ==========  ==========   ========


                                                West Coast   Diversified     Equity
                                                  Equity    International    Income       Growth       Income
                                                 Account      Account       Account I     Account      Account
                                                (Class 1)    (Class 2)      (Class 2)    (Class 2)    (Class 2)
                                               -----------  -------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                   $  (235,534)   $   31,778   $  (477,994)  $ (15,918)  $   652,412
   Net realized gains (losses)                   1,965,983     1,069,792     4,260,793      84,611      (147,122)
Change in net unrealized appreciation
   (depreciation) of investments                   489,297      (497,533)   (2,115,685)    124,294        38,440
                                               -----------    ----------   -----------   ---------   -----------
   Increase (decrease) in net assets from
      operations                                 2,219,746       604,037     1,667,114     192,987       543,730
                                               -----------    ----------   -----------   ---------   -----------
From capital transactions:
   Net proceeds from units sold                    818,265        97,629     4,159,083       1,302       183,819
   Cost of units redeemed                       (2,817,798)     (369,608)   (6,730,540)   (219,313)   (4,057,745)
   Net transfers                                   881,953     1,664,389     4,119,873      62,066       217,061
   Contract maintenance charge                      (4,600)         (381)       (7,631)       (205)       (3,265)
                                               -----------    ----------   -----------   ---------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (1,122,180)    1,392,029     1,540,785    (156,150)   (3,660,130)
                                               -----------    ----------   -----------   ---------   -----------
Increase (decrease) in net assets                1,097,566     1,996,066     3,207,899      36,837    (3,116,400)
Net assets at beginning of period               30,663,761     4,461,640    51,305,430     957,698    15,802,004
                                               -----------    ----------   -----------   ---------   -----------
Net assets at end of period                    $31,761,327    $6,457,706   $54,513,329   $ 994,535   $12,685,604
                                               ===========    ==========   ===========   =========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       62,788        11,566       394,011         151        25,738
   Units redeemed                                 (213,398)      (43,671)     (629,018)    (27,488)     (561,034)
   Units transferred                                68,640       188,401       389,316       8,011        29,415
                                               -----------    ----------   -----------   ---------   -----------
Increase (decrease) in units outstanding           (81,970)      156,296       154,309     (19,326)     (505,881)
Beginning units                                  2,438,907       581,190     4,996,995     135,152     2,210,997
                                               -----------    ----------   -----------   ---------   -----------
Ending units                                     2,356,937       737,486     5,151,304     115,826     1,705,116
                                               ===========    ==========   ===========   =========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                 LargeCap     MidCap        Money       Mortgage    Real Estate
                                                  Blend        Stock       Market      Securities    Securities
                                                 Account      Account      Account       Account      Account
                                                (Class 2)    (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    (4,064) $   (32,406) $   106,158   $   164,852   $   34,507
   Net realized gains (losses)                     405,255      395,729            0       (96,329)     517,801
   Change in net unrealized appreciation
      (depreciation) of investments               (275,689)    (640,556)           0        92,955     (947,133)
                                               -----------  -----------  -----------   -----------   ----------
      Increase (decrease) in net assets from
         operations                                125,502     (277,233)     106,158       161,478     (394,825)
                                               -----------  -----------  -----------   -----------   ----------
From capital transactions:
   Net proceeds from units sold                    168,787       22,358       66,770        16,002       59,143
   Cost of units redeemed                       (1,221,777)    (871,109)  (6,256,185)   (1,696,155)    (151,432)
   Net transfers                                  (169,633)    (475,245)   7,796,961      (205,459)    (428,239)
   Contract maintenance charge                        (560)        (535)        (887)       (2,518)        (420)
                                               -----------  -----------  -----------   -----------   ----------
      Increase (decrease) in net assets from
         capital transactions                   (1,223,183)  (1,324,531)   1,606,659    (1,888,130)    (520,948)
                                               -----------  -----------  -----------   -----------   ----------
Increase (decrease) in net assets               (1,097,681)  (1,601,764)   1,712,817    (1,726,652)    (915,773)
Net assets at beginning of period                3,474,705    3,927,186    2,724,190     5,028,514    2,294,813
                                               -----------  -----------  -----------   -----------   ----------
Net assets at end of period                    $ 2,377,024  $ 2,325,422  $ 4,437,007   $ 3,301,862   $1,379,040
                                               ===========  ===========  ===========   ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       23,442        2,093       11,495         2,429        2,600
   Units redeemed                                 (169,959)     (81,955)  (1,056,695)     (257,594)      (8,072)
   Units transferred                               (23,201)     (48,833)   1,318,136       (30,748)     (22,231)
                                               -----------  -----------  -----------   -----------   ----------
Increase (decrease) in units outstanding          (169,718)    (128,695)     272,936      (285,913)     (27,703)
Beginning units                                    502,522      372,499      468,575       768,702      108,166
                                               -----------  -----------  -----------   -----------   ----------
Ending units                                       332,804      243,804      741,511       482,789       80,463
                                               ===========  ===========  ===========   ===========   ==========


                                                                SAM             SAM           SAM           SAM
                                                    SAM      Conservative  Conservative     Flexible     Strategic
                                                  Balanced      Balanced       Growth         Income      Growth
                                                 Portfolio    Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 2)    (Class 2)      (Class 2)     (Class 2)     (Class 2)
                                               ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  1,135,907  $   342,111   $   (100,959) $  1,443,635  $   (207,830)
   Net realized gains (losses)                    9,079,944    1,165,515      4,457,003     1,766,329     1,264,627
   Change in net unrealized appreciation
      (depreciation) of investments                  76,654     (313,033)       975,586    (1,152,083)    1,129,978
                                               ------------  -----------   ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                              10,292,505    1,194,593      5,331,630     2,057,881     2,186,775
                                               ------------  -----------   ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                   4,263,210      684,159      1,712,425       849,523     2,192,374
   Cost of units redeemed                       (36,450,475)  (6,174,438)   (11,382,999)  (14,629,343)   (3,372,259)
   Net transfers                                  1,010,455     (716,251)    (2,970,792)      646,861       509,266
   Contract maintenance charge                      (28,416)      (4,163)       (13,202)      (12,835)       (5,552)
                                               ------------  -----------   ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (31,205,226)  (6,210,693)   (12,654,568)  (13,145,794)     (676,171)
Increase (decrease) in net assets               (20,912,721)  (5,016,100)    (7,322,938)  (11,087,913)    1,510,604
Net assets at beginning of period               166,390,537   24,267,380     76,120,627    55,327,490    29,288,163
                                               ------------  -----------   ------------  ------------  ------------
Net assets at end of period                    $145,477,816  $ 19,251,280  $ 68,797,689  $ 44,239,577  $ 30,798,767
                                               ============  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       413,940       67,576        154,763        90,365       177,647
   Units redeemed                                (3,527,095)    (841,817)    (1,026,255)   (1,764,038)     (272,556)
   Units transferred                                 92,854      (96,366)      (264,587)       74,877        37,232
                                               ------------  -----------   ------------  ------------  ------------
Increase (decrease) in units outstanding         (3,020,301)    (870,607)    (1,136,079)   (1,598,796)      (57,677)
Beginning units                                  16,711,342    3,394,114      7,199,949     6,820,316     2,516,995
                                               ------------  -----------   ------------  ------------  ------------
Ending units                                     13,691,041    2,523,507      6,063,870     5,221,520     2,459,318
                                               ============  ============  ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                                                                               Columbia
                                                                                                                 Asset
                                                                                                              Allocation
                                                                                                                 Fund,
                                                 Short-Term       SmallCap       SmallCap       West Coast     Variable
                                               Income Account  Growth Account  Value Account  Equity Account    Series
                                                  (Class 2)       (Class 2)      (Class 2)       (Class 2)     (Class A)
                                               --------------  --------------  -------------  --------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $    92,389      $ (14,977)      $  1,208      $  (148,449)  $   18,307
   Net realized gains (losses)                       (40,653)        69,278         39,441        1,429,945      140,185
   Change in net unrealized appreciation
      (depreciation) of investments                   20,666        (14,116)       (70,317)        (378,633)     (59,014)
                                                 -----------      ---------       --------      -----------   ----------
      Increase (decrease) in net assets from
      operations                                      72,402         40,185        (29,668)         902,863       99,478
                                                 -----------      ---------       --------      -----------   ----------
From capital transactions:
   Net proceeds from units sold                        4,183          3,274          9,391          414,714            0
   Cost of units redeemed                         (1,162,066)      (250,532)       (23,617)      (2,378,555)     (92,795)
   Net transfers                                     274,720        (10,107)        11,865       (1,645,236)      48,058
   Contract maintenance charge                          (774)          (184)           (84)          (2,314)        (263)
                                                 -----------      ---------       --------      -----------   ----------
      Increase (decrease) in net assets from
         capital transactions                       (883,937)      (257,549)        (2,445)      (3,611,391)     (45,000)
                                                 -----------      ---------       --------      -----------   ----------
Increase (decrease) in net assets                   (811,535)      (217,364)       (32,113)      (2,708,528)      54,478
Net assets at beginning of period                  3,160,390        994,542        260,044       14,402,243    1,373,371
                                                 -----------      ---------       --------      -----------   ----------
Net assets at end of period                      $ 2,348,855      $ 777,178       $227,931      $11,693,715   $1,427,849
                                                 ===========      =========       ========      ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                            636            427            869           32,486            0
   Units redeemed                                   (174,852)       (34,787)        (2,239)        (184,898)      (7,899)
   Units transferred                                  41,867         (1,426)         1,041         (128,954)       3,910
                                                 -----------      ---------       --------      -----------   ----------
Increase (decrease) in units outstanding            (132,349)       (35,786)          (329)        (281,366)      (3,989)
Beginning units                                      480,261        147,936         23,541        1,174,244      121,392
                                                 -----------      ---------       --------      -----------   ----------
Ending units                                         347,912        112,150         23,212          892,878      117,403
                                                 ===========      =========       ========      ===========   ==========


                                                                Columbia Small                    Columbia Marsico
                                                Columbia Large  Company Growth    Columbia High   Focused Equities  Columbia Marsico
                                               Cap Value Fund,  Fund, Variable     Yield Fund,     Fund, Variable     Growth Fund,
                                               Variable Series      Series       Variable Series       Series        Variable Series
                                                  (Class A)        (Class A)        (Class A)        (Class A)          (Class A)
                                               ---------------  --------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (8,891)      $  (66,958)      $ 1,062,567      $ (1,250,990)      $ (108,263)
   Net realized gains (losses)                      723,403           99,831           606,929         4,157,048          240,097
   Change in net unrealized appreciation
      (depreciation) of investments                (616,291)         433,334        (1,617,090)        6,441,050          930,668
                                                 ----------       ----------       -----------      ------------       ----------
      Increase (decrease) in net assets from
      operations                                     98,221          466,207            52,406         9,347,108        1,062,502
                                                 ----------       ----------       -----------      ------------       ----------
From capital transactions:
   Net proceeds from units sold                     668,123           59,006         2,308,909         9,131,944          438,134
   Cost of units redeemed                          (527,324)        (268,443)       (4,516,484)      (10,402,373)        (435,616)
   Net transfers                                    117,452         (115,660)         (461,536)       (1,215,900)         105,913
   Contract maintenance charge                         (800)            (338)           (2,948)           (8,102)            (702)
                                                 ----------       ----------       -----------      ------------       ----------
      Increase (decrease) in net assets from
         capital transactions                       257,451         (325,435)       (2,672,059)       (2,494,431)         107,729
                                                 ----------       ----------       -----------      ------------       ----------
Increase (decrease) in net assets                   355,672          140,772        (2,619,653)        6,852,677        1,170,231
Net assets at beginning of period                 7,643,812        4,061,145        30,752,895        78,555,725        6,660,456
                                                 ----------       ----------       -----------      ------------       ----------
Net assets at end of period                      $7,999,484       $4,201,917       $28,133,242      $ 85,408,402       $7,830,687
                                                 ==========       ==========       ===========      ============       ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        49,354            4,641           144,048           734,356           39,302
   Units redeemed                                   (38,742)         (20,540)         (282,654)         (825,127)         (38,215)
   Units transferred                                  9,267           (8,978)          (30,260)          (87,197)           9,086
                                                 ----------       ----------       -----------      ------------       ----------
Increase (decrease) in units outstanding             19,879          (24,877)         (168,866)         (177,968)          10,173
Beginning units                                     581,409          337,697         1,942,396         6,596,122          630,078
                                                 ----------       ----------       -----------      ------------       ----------
Ending units                                        601,288          312,820         1,773,530         6,418,154          640,251
                                                 ==========       ==========       ===========      ============       ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                     Columbia Marsico
                                                                                       International
                                                Columbia Marsico   Columbia Mid Cap    Opportunities       Asset
                                               21st Century Fund,    Growth Fund,      Fund, Variable   Allocation      Global
                                                Variable Series     Variable Series       Series           Fund       Growth Fund
                                                    (Class A)          (Class A)         (Class B)       (Class 2)     (Class 2)
                                               ------------------  ----------------  ----------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                     $  (25,369)       $  (33,408)        $ (124,204)   $    929,577  $  6,567,099
   Net realized gains (losses)                         203,395           518,126            698,937      10,138,678    43,798,438
   Change in net unrealized appreciation
      (depreciation) of investments                    195,945          (108,414)           857,296      (3,591,099)   20,301,218
                                                    ----------        ----------         ----------    ------------  ------------
      Increase (decrease) in net assets from
         operations                                    373,971           376,304          1,432,029       7,477,156    70,666,755
                                                    ----------        ----------         ----------    ------------  ------------
From capital transactions:
   Net proceeds from units sold                         27,510             2,844            519,718       2,319,137    30,429,094
   Cost of units redeemed                             (142,766)         (195,789)          (454,856)    (24,911,148)  (65,839,686)
   Net transfers                                       203,429          (137,313)          (150,903)     16,986,060    39,360,429
   Contract maintenance charge                            (142)             (253)              (770)        (51,240)      (95,064)
                                                    ----------        ----------         ----------    ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                           88,031          (330,511)           (86,811)     (5,657,191)    3,854,773
                                                    ----------        ----------         ----------    ------------  ------------
Increase (decrease) in net assets                      462,002            45,793          1,345,218       1,819,965    74,521,528
Net assets at beginning of period                    2,152,593         2,165,600          7,939,963     149,201,594   522,537,934
                                                    ----------        ----------         ----------    ------------  ------------
Net assets at end of period                         $2,614,595        $2,211,393         $9,285,181    $151,021,559  $597,059,462
                                                    ==========        ==========         ==========    ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                            1,515               261             25,633         137,273     1,346,775
   Units redeemed                                       (8,109)          (17,945)           (21,897)     (1,471,651)   (2,812,699)
   Units transferred                                    11,259           (12,385)            (6,824)      1,006,414     1,721,645
                                                    ----------        ----------         ----------    ------------  ------------
Increase (decrease) in units outstanding                 4,665           (30,069)            (3,088)       (327,964)      255,721
Beginning units                                        133,483           224,283            407,568       9,276,573    24,092,230
                                                    ----------        ----------         ----------    ------------  ------------
Ending units                                           138,148           194,214            404,480       8,948,609    24,347,951
                                                    ==========        ==========         ==========    ============  ============


                                                                                Asset         Cash
                                                              Growth-Income   Allocation   Management
                                                Growth Fund       Fund          Fund          Fund       Growth Fund
                                                 (Class 2)      (Class 2)     (Class 3)     (Class 3)     (Class 3)
                                               -------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $ (6,875,153) $   (724,168) $    608,774  $  1,056,940  $ (2,298,605)
   Net realized gains (losses)                    89,752,521    49,526,714     3,961,269       436,325    39,038,564
   Change in net unrealized appreciation
      (depreciation) of investments                2,406,467   (20,474,628)     (621,329)     (856,080)   10,269,609
                                                ------------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                               85,283,835    28,327,918     3,948,714       637,185    47,009,568
                                                ------------  ------------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                   35,202,851    36,616,165       439,533        72,183     2,103,225
   Cost of units redeemed                        (96,095,503)  (99,236,597)  (12,814,775)  (12,591,457)  (62,800,463)
   Net transfers                                  14,871,044    35,083,063     3,709,564    13,846,750   (11,767,187)
   Contract maintenance charge                      (143,556)     (156,295)      (23,917)       (8,079)     (137,952)
                                                ------------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                    (46,165,164)  (27,693,664)   (8,689,595)    1,319,397   (72,602,377)
                                                ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets                 39,118,671       634,254    (4,740,881)    1,956,582   (25,592,809)
Net assets at beginning of period                795,069,301   784,498,398    76,054,888    18,196,166   451,036,649
                                                ------------  ------------  ------------  ------------  ------------
Net assets at end of period                     $834,187,972  $785,132,652  $ 71,314,007  $ 20,152,748  $425,443,840
                                                ============  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      1,678,759     1,958,090         8,878         3,466        10,759
   Units redeemed                                 (4,409,616)   (5,194,434)     (256,860)     (570,900)     (322,094)
   Units transferred                                 705,978     1,850,621        74,215       626,158       (60,408)
                                                ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding          (2,024,879)   (1,385,723)     (173,767)       58,724      (371,743)
Beginning units                                   39,467,458    43,071,182     1,601,343       836,379     2,476,760
                                                ------------  ------------  ------------  ------------  ------------
Ending units                                      37,442,579    41,685,459     1,427,576       895,103     2,105,017
                                                ============  ============  ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                              U.S.
                                                                                            Government
                                                                                           /AAA- Rated
                                                  Growth-    High-Income                    Securities      Growth and
                                                Income Fund   Bond Fund     International      Fund      Income Portfolio
                                                 (Class 3)    (Class 3)    Fund (Class 3)    (Class 3)      (Class VC)
                                               ------------  -----------  ----------------  -----------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    772,987  $ 2,911,627    $    196,213    $ 1,795,501    $   (615,876)
   Net realized gains (losses)                   20,245,316     (917,301)     11,165,628       (823,814)     27,747,765
   Change in net unrealized appreciation
      (depreciation) of investments              (2,952,912)  (1,827,181)      9,444,121        534,222     (23,237,230)
                                               ------------  -----------    ------------    -----------    ------------
      Increase (decrease) in net assets from
         operations                              18,065,391      167,145      20,805,962      1,505,909       3,894,659
                                               ------------  -----------    ------------    -----------    ------------
From capital transactions:
   Net proceeds from units sold                   2,323,376      140,339         882,032        109,616      53,533,161
   Cost of units redeemed                       (65,248,156)  (5,161,041)    (17,958,032)    (4,655,032)    (30,667,308)
   Net transfers                                 (7,734,531)    (973,542)       (648,697)       (38,791)      8,903,794
   Contract maintenance charge                     (151,470)     (11,838)        (35,054)       (10,528)        (49,161)
                                               ------------  -----------    ------------    -----------    ------------
      Increase (decrease) in net assets from
         capital transactions                   (70,810,781)  (6,006,082)    (17,759,751)    (4,594,735)     31,720,486
                                               ------------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets               (52,745,390)  (5,838,937)      3,046,211     (3,088,826)     35,615,145
Net assets at beginning of period               457,705,512   33,496,125     120,436,613     31,959,063     246,019,110
                                               ------------  -----------    ------------    -----------    ------------
Net assets at end of period                    $404,960,122  $27,657,188    $123,482,824    $28,870,237    $281,634,255
                                               ============  ===========    ============    ===========    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        16,787        1,869          16,217          3,347       3,821,794
   Units redeemed                                  (468,768)     (73,789)       (328,502)      (142,859)     (2,172,493)
   Units transferred                                (55,273)     (13,804)        (12,662)        (1,715)        640,009
                                               ------------  -----------    ------------    -----------    ------------
Increase (decrease) in units outstanding           (507,254)     (85,724)       (324,947)      (141,227)      2,289,310
Beginning units                                   3,444,347      489,770       2,405,011        996,762      17,926,774
                                               ------------  -----------    ------------    -----------    ------------
Ending units                                      2,937,093      404,046       2,080,064        855,535      20,216,084
                                               ============  ===========    ============    ===========    ============

                                                                  BB&T
                                                                Capital       Manager                      BB&T
                                                Mid Cap Value    Equity      BB&T Large    Large Cap   BB&T Mid Cap
                                                  Portfolio        VIF       Growth VIF      Cap VIF    Growth VIF
                                                 (Class VC)     Portfolio  Portfolio (1)    Portfolio    Portfolio
                                               --------------  ----------  --------------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,099,946)   $   55,863     $     (54)   $   15,868  $  (54,346)
   Net realized gains (losses)                   15,828,426       508,851        15,227       466,941     486,888
   Change in net unrealized appreciation
      (depreciation) of investments             (14,655,559)     (576,407)      (10,167)     (793,506)    537,783
                                               ------------    ----------     ---------    ----------  ----------
      Increase (decrease) in net assets from
         operations                                  72,921       (11,693)        5,006      (310,697)    970,325
                                               ------------    ----------     ---------    ----------  ----------
From capital transactions:
   Net proceeds from units sold                     756,718       774,297        33,619       979,074     627,191
   Cost of units redeemed                       (16,998,350)     (381,717)         (183)      (96,157)   (151,923)
   Net transfers                                 (2,911,606)      819,073      (263,944)    1,133,744     525,215
   Contract maintenance charge                      (33,083)         (135)           (7)         (157)       (217)
                                               ------------    ----------     ---------    ----------  ----------
      Increase (decrease) in net assets from
         capital transactions                   (19,186,321)    1,211,518      (230,515)    2,016,504   1,000,266
                                               ------------    ----------     ---------    ----------  ----------
Increase (decrease) in net assets               (19,113,400)    1,199,825      (225,509)    1,705,807   1,970,591
Net assets at beginning of period                98,390,983     3,554,572       225,509     2,174,000   2,343,054
                                               ------------    ----------     ---------    ----------  ----------
Net assets at end of period                    $ 79,277,583    $4,754,397     $       0    $3,879,807  $4,313,645
                                               ============    ==========     =========    ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        48,288        62,552         3,094        77,409      49,090
   Units redeemed                                (1,070,897)      (30,173)          (18)       (7,649)    (12,118)
   Units transferred                               (194,545)       66,390       (24,368)       91,772      46,005
                                               ------------    ----------     ---------    ----------  ----------
Increase (decrease) in units outstanding         (1,217,154)       98,769       (21,292)      161,532      82,977
Beginning units                                   6,529,071       297,909        21,292       174,402     215,430
                                               ------------    ----------     ---------    ----------  ----------
Ending units                                      5,311,917       396,678             0       335,934     298,407
                                               ============    ==========     =========    ==========  ==========

(1)  For the period from January 1, 2007 through February 12, 2007.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                BB&T Special
                                               Opportunities     BB&T Total     MTB Large    MTB Large
                                                 Equity VIF   Return Bond VIF   Cap Growth   Cap Value
                                                 Portfolio       Portfolio     Fund II (2)  Fund II (2)
                                               -------------  ---------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (106,784)     $  157,720        $ (1)       $    5
   Net realized gains (losses)                      556,698           4,187          13            51
   Change in net unrealized appreciation
      (depreciation) of investments                  28,181         179,853          (3)          (40)
                                                -----------      ----------        ----        ------
      Increase (decrease) in net assets from
         operations                                 478,095         341,760           9            16
                                                -----------      ----------        ----        ------
From capital transactions:
   Net proceeds from units sold                   2,915,456       1,569,106         200           200
   Cost of units redeemed                          (218,376)       (352,758)          0             0
   Net transfers                                  3,715,289       3,777,080           0         2,265
   Contract maintenance charge                         (243)           (257)          0             0
                                                -----------      ----------        ----        ------
      Increase (decrease) in net assets from
         capital transactions                     6,412,126       4,993,171         200         2,465
                                                -----------      ----------        ----        ------
Increase (decrease) in net assets                 6,890,221       5,334,931         209         2,481
Net assets at beginning of period                 3,349,682       3,070,867           0             0
                                                -----------      ----------        ----        ------
Net assets at end of period                     $10,239,903      $8,405,798        $209        $2,481
                                                ===========      ==========        ====        ======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       208,427         152,509          20            20
   Units redeemed                                   (15,547)        (34,158)          0             0
   Units transferred                                265,282         367,061           0           236
                                                -----------      ----------        ----        ------
Increase (decrease) in units outstanding            458,162         485,412          20           256
Beginning units                                     263,198         300,793           0             0
                                                -----------      ----------        ----        ------
Ending units                                        721,360         786,205          20           256
                                                ===========      ==========        ====        ======


                                                 MTB Managed       MTB Managed     MTB Managed
                                               Allocation Fund  Allocation Fund  Allocation Fund
                                                - Aggressive     - Conservative     - Moderate
                                                Growth II (2)     Growth II (2)   Growth II (2)
                                               ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                     $   4             $  3             $  2
   Net realized gains (losses)                          5                4                5
   Change in net unrealized appreciation
      (depreciation) of investments                    (1)              (1)              (1)
                                                    -----             ----             ----
      Increase (decrease) in net assets from
         operations                                     8                6                6
                                                    -----             ----             ----
From capital transactions:
   Net proceeds from units sold                       199              200              201
   Cost of units redeemed                               0                0                0
   Net transfers                                        0                0                0
   Contract maintenance charge                          0                0                0
                                                    -----             ----             ----
      Increase (decrease) in net assets from
         capital transactions                         199              200              201
                                                    -----             ----             ----
Increase (decrease) in net assets                     207              206              207
Net assets at beginning of period                       0                0                0
                                                    -----             ----             ----
Net assets at end of period                         $ 207             $206             $207
                                                    =====             ====             ====
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          20               20               20
   Units redeemed                                       0                0                0
   Units transferred                                    0                0                0
                                                    -----             ----             ----
Increase (decrease) in units outstanding               20               20               20
Beginning units                                         0                0                0
                                                    -----             ----             ----
Ending units                                           20               20               20
                                                    =====             ====             ====

(2)  For the period from February 5, 2007 (inception) through December 31, 2007

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006


                                                                    Capital     Government and
                                               Asset Allocation   Appreciation   Quality Bond                     Natural Resources
                                                   Portfolio       Portfolio       Portfolio    Growth Portfolio       Portfolio
                                                   (Class 1)       (Class 1)       (Class 1)        (Class 1)          (Class 1)
                                               ----------------  -------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  4,746,725    $  (9,827,390)  $  5,697,655     $ (2,787,677)      $ (1,699,752)
   Net realized gains (losses)                      7,583,681        5,003,751       (838,320)      25,266,895         27,918,135
   Change in net unrealized appreciation
      (depreciation) of investments                14,453,916       69,262,196       (608,149)       9,855,289         11,560,568
                                                 ------------    -------------   ------------     ------------       ------------
      Increase (decrease) in net assets from
         operations                                26,784,322       64,438,557      4,251,186       32,334,507         37,778,951
                                                 ------------    -------------   ------------     ------------       ------------
From capital transactions:
   Net proceeds from units sold                     2,024,766        3,762,594      2,328,893        1,492,696          1,786,614
   Cost of units redeemed                         (62,024,631)    (126,398,361)   (62,892,978)     (53,697,056)       (32,660,245)
   Net transfers                                   (9,561,429)     (30,341,039)     1,884,705      (16,031,217)        (2,154,579)
   Contract maintenance charge                       (112,924)        (288,831)       (94,112)        (111,358)           (55,917)
                                                 ------------    -------------   ------------     ------------       ------------
      Increase (decrease) in net assets from
         capital transactions                     (69,674,218)    (153,265,637)   (58,773,492)     (68,346,935)       (33,084,127)
                                                 ------------    -------------   ------------     ------------       ------------
Increase (decrease) in net assets                 (42,889,896)     (88,827,080)   (54,522,306)     (36,012,428)         4,694,824
Net assets at beginning of period                 321,733,604      757,649,565    313,817,725      322,928,294        179,488,507
                                                 ------------    -------------   ------------     ------------       ------------
Net assets at end of period                      $278,843,708    $ 668,822,485   $259,295,419     $286,915,866       $184,183,331
                                                 ============    =============   ============     ============       ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          84,814           90,465        137,285           48,998             40,121
   Units redeemed                                  (2,599,860)      (3,103,036)    (3,696,714)      (1,679,736)          (722,584)
   Units transferred                                 (405,316)        (739,588)       106,622         (508,452)           (72,995)
                                                 ------------    -------------   ------------     ------------       ------------
Increase (decrease) in units outstanding           (2,920,362)      (3,752,159)    (3,452,807)      (2,139,190)          (755,458)
Beginning units                                    13,938,800       19,508,840     18,471,409       10,505,079          4,551,838
                                                 ------------    -------------   ------------     ------------       ------------
Ending units                                       11,018,438       15,756,681     15,018,602        8,365,889          3,796,380
                                                 ============    =============   ============     ============       ============

                                                                                 Government
                                                                    Capital         and
                                               Asset Allocation  Appreciation   Quality Bond                    Natural Resources
                                                   Portfolio       Portfolio     Portfolio    Growth Portfolio      Portfolio
                                                   (Class 2)       (Class 2)     (Class 2)        (Class 2)         (Class 2)
                                               ----------------  ------------  -------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $   258,935    $ (1,908,786)  $  2,274,704     $  (813,094)      $  (407,193)
   Net realized gains (losses)                        408,870       5,806,861       (736,737)      8,702,500         4,666,624
   Change in net unrealized appreciation
      (depreciation) of investments                   902,213       7,394,163        180,621         185,512         3,068,993
                                                  -----------    ------------   ------------     -----------       -----------
      Increase (decrease) in net assets from
         operations                                 1,570,018      11,292,238      1,718,588       8,074,918         7,328,424
                                                  -----------    ------------   ------------     -----------       -----------
From capital transactions:
   Net proceeds from units sold                       139,110       3,676,777      1,502,910       1,156,087           399,884
   Cost of units redeemed                          (1,220,099)    (14,575,014)   (13,424,761)     (7,049,131)       (3,690,224)
   Net transfers                                     (235,809)       (669,583)     2,569,130      (2,304,984)        1,455,039
   Contract maintenance charge                         (2,822)        (20,313)       (17,726)        (11,471)           (5,330)
                                                  -----------    ------------   ------------     -----------       -----------
      Increase (decrease) in net assets from
         capital transactions                      (1,319,620)    (11,588,133)    (9,370,447)     (8,209,499)       (1,840,631)
                                                  -----------    ------------   ------------     -----------       -----------
Increase (decrease) in net assets                     250,398        (295,895)    (7,651,859)       (134,581)        5,487,793
Net assets at beginning of period                  17,640,251     125,735,996    124,714,245      76,357,097        33,185,413
                                                  -----------    ------------   ------------     -----------       -----------
Net assets at end of period                       $17,890,649    $125,440,101   $117,062,386     $76,222,516       $38,673,206
                                                  ===========    ============   ============     ===========       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           5,717          89,755         88,943          37,006             9,266
   Units redeemed                                     (52,158)       (355,575)      (793,302)       (223,024)          (83,201)
   Units transferred                                   (9,829)        (19,487)       148,386         (73,250)           30,922
                                                  -----------    ------------   ------------     -----------       -----------
Increase (decrease) in units outstanding              (56,270)       (285,307)      (555,973)       (259,268)          (43,013)
Beginning units                                       771,375       3,183,176      7,329,772       2,499,894           847,774
                                                  -----------    ------------   ------------     -----------       -----------
Ending units                                          715,105       2,897,869      6,773,799       2,240,626           804,761
                                                  ===========    ============   ============     ===========       ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                   Capital     Government and
                                               Asset Allocation  Appreciation   Quality Bond                     Natural Resources
                                                   Portfolio      Portfolio       Portfolio    Growth Portfolio      Portfolio
                                                   (Class 3)      (Class 3)       (Class 3)        (Class 3)         (Class 3)
                                               ----------------  ------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $   400,729    $ (5,206,768)  $  6,951,095     $ (2,023,074)      $   (986,004)
   Net realized gains (losses)                        209,227       1,899,015       (496,608)      17,100,508          5,194,379
   Change in net unrealized appreciation
      (depreciation) of investments                 1,557,868      34,074,780       (612,556)       3,389,515         11,909,733
                                                  -----------    ------------   ------------     ------------       ------------
      Increase (decrease) in net assets from
         operations                                 2,167,824      30,767,027      5,841,931       18,466,949         16,118,108
                                                  -----------    ------------   ------------     ------------       ------------
From capital transactions:
   Net proceeds from units sold                     5,085,037      87,517,349     77,597,221       27,629,665         34,706,819
   Cost of units redeemed                          (1,888,243)    (18,857,491)   (26,088,137)     (10,885,647)        (5,847,742)
   Net transfers                                    5,740,977      36,327,915     50,070,530        9,719,552         13,904,807
   Contract maintenance charge                         (2,334)        (43,765)       (45,675)         (27,593)            (9,407)
                                                  -----------    ------------   ------------     ------------       ------------
      Increase (decrease) in net assets from
         capital transactions                       8,935,437     104,944,008    101,533,939       26,435,977         42,754,477
                                                  -----------    ------------   ------------     ------------       ------------
Increase (decrease) in net assets                  11,103,261     135,711,035    107,375,870       44,902,926         58,872,585
Net assets at beginning of period                  17,058,830     262,830,722    292,427,365      146,367,054         57,999,175
                                                  -----------    ------------   ------------     ------------       ------------
Net assets at end of period                       $28,162,091    $398,541,757   $399,803,235     $191,269,980       $116,871,760
                                                  ===========    ============   ============     ============       ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         217,331       2,177,401      4,637,913          885,896            794,531
   Units redeemed                                     (80,542)       (464,585)    (1,552,747)        (344,777)          (130,583)
   Units transferred                                  247,188         894,257      2,958,114          309,650            308,824
                                                  -----------    ------------   ------------     ------------       ------------
Increase (decrease) in units outstanding              383,977       2,607,073      6,043,280          850,769            972,772
Beginning units                                       750,594       6,681,856     17,250,525        4,809,610          1,488,282
                                                  -----------    ------------   ------------     ------------       ------------
Ending units                                        1,134,571       9,288,929     23,293,805        5,660,379          2,461,054
                                                  ===========    ============   ============     ============       ============

                                                Aggressive
                                                  Growth     Alliance Growth                      Blue Chip Growth  Capital Growth
                                                 Portfolio      Portfolio     Balanced Portfolio      Portfolio        Portfolio
                                                 (Class 1)      (Class 1)          (Class 1)          (Class 1)        (Class 1)
                                               ------------  ---------------  ------------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,551,368)  $  (8,178,381)     $  1,330,721        $  (249,192)    $  (172,898)
   Net realized gains (losses)                   (1,729,262)    (36,294,663)       (4,325,667)           151,712         439,613
   Change in net unrealized appreciation
      (depreciation) of investments              15,012,274      36,410,658        13,731,667          1,011,800       1,651,899
                                               ------------   -------------      ------------        -----------     -----------
      Increase (decrease) in net assets from
         operations                              11,731,644      (8,062,386)       10,736,721            914,320       1,918,614
                                               ------------   -------------      ------------        -----------     -----------
From capital transactions:
   Net proceeds from units sold                   1,079,808       3,626,190           961,348            129,894          59,095
   Cost of units redeemed                       (19,837,278)   (110,797,424)      (24,590,125)        (2,934,590)     (2,233,966)
   Net transfers                                (10,963,799)    (50,033,513)       (9,465,115)        (4,892,259)       (182,637)
   Contract maintenance charge                      (60,637)       (333,233)          (78,653)            (7,563)         (4,610)
                                               ------------   -------------      ------------        -----------     -----------
      Increase (decrease) in net assets from
         capital transactions                   (29,781,906)   (157,537,980)      (33,172,545)        (7,704,518)     (2,362,118)
                                               ------------   -------------      ------------        -----------     -----------
Increase (decrease) in net assets               (18,050,262)   (165,600,366)      (22,435,824)        (6,790,198)       (443,504)
Net assets at beginning of period               121,925,535     677,466,507       140,851,928         24,055,659      14,900,856
                                               ------------   -------------      ------------        -----------     -----------
Net assets at end of period                    $103,875,273   $ 511,866,141      $118,416,104        $17,265,461     $14,457,352
                                               ============   =============      ============        ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        66,687         113,336            62,215             20,456           8,015
   Units redeemed                                (1,211,135)     (3,428,235)       (1,602,470)          (480,892)       (296,580)
   Units transferred                               (684,192)     (1,545,907)         (629,661)          (794,957)        (37,067)
                                               ------------   -------------      ------------        -----------     -----------
Increase (decrease) in units outstanding         (1,828,640)     (4,860,806)       (2,169,916)        (1,255,393)       (325,632)
Beginning units                                   7,756,045      20,472,605         9,426,437          3,948,546       2,095,442
                                               ------------   -------------      ------------        -----------     -----------
Ending units                                      5,927,405      15,611,799         7,256,521          2,693,153       1,769,810
                                               ============   =============      ============        ===========     ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                               Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                                  (Class 1)        (Class 1)       (Class 1)         (Class 1)         (Class 1)
                                               ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   1,488,450    $  4,423,107    $   (7,829,926)   $    523,976      $   (756,440)
   Net realized gains (losses)                      2,550,155         814,524        84,727,807       3,421,645        35,329,320
   Change in net unrealized appreciation
      (depreciation) of investments                   470,047       1,334,794        99,552,094       5,770,854        (4,882,176)
                                                -------------    ------------    --------------    ------------      ------------
      Increase (decrease) in net assets from
         operations                                 4,508,652       6,572,425       176,449,975       9,716,475        29,690,704
                                                -------------    ------------    --------------    ------------      ------------
From capital transactions:
   Net proceeds from units sold                     3,037,324       1,341,589         6,455,272         444,334           619,538
   Cost of units redeemed                        (109,082,191)    (32,285,024)     (266,249,270)    (12,877,212)      (21,213,094)
   Net transfers                                  107,799,196       5,800,907       (39,930,030)        903,435        (3,567,957)
   Contract maintenance charge                        (66,009)        (48,886)         (565,803)        (23,975)          (43,699)
                                                -------------    ------------    --------------    ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                       1,688,320     (25,191,414)     (300,289,831)    (11,553,418)      (24,205,212)
                                                -------------    ------------    --------------    ------------      ------------
Increase (decrease) in net assets                   6,196,972     (18,618,989)     (123,839,856)     (1,836,943)        5,485,492
Net assets at beginning of period                 121,430,235     174,651,502     1,496,562,341      55,512,513       121,396,530
                                                -------------    ------------    --------------    ------------      ------------
Net assets at end of period                     $ 127,627,207    $156,032,513    $1,372,722,485    $ 53,675,570      $126,882,022
                                                =============    ============    ==============    ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         231,098          77,372           181,256          38,536            37,616
   Units redeemed                                  (8,288,497)     (1,854,542)       (7,456,845)     (1,089,682)       (1,279,471)
   Units transferred                                8,244,396         326,203        (1,119,623)         68,933          (311,582)
                                                -------------    ------------    --------------    ------------      ------------
Increase (decrease) in units outstanding              186,997      (1,450,967)       (8,395,212)       (982,213)       (1,553,437)
Beginning units                                     9,367,344      10,147,415        43,943,760       5,091,088         8,139,591
                                                -------------    ------------    --------------    ------------      ------------
Ending units                                        9,554,341       8,696,448        35,548,548       4,108,875         6,586,154
                                                =============    ============    ==============    ============      ============

                                                   Equity                                                           Growth
                                               Opportunities     Fundamental     Global Bond   Global Equities  Opportunities
                                                 Portfolio    Growth Portfolio    Portfolio       Portfolio       Portfolio
                                                 (Class 1)        (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                               -------------  ----------------  -------------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $     (6,664)   $ (2,067,697)    $  5,234,423   $ (1,121,530)    $  (313,532)
   Net realized gains (losses)                     6,361,678     (12,485,661)       2,005,128      5,134,732         592,000
   Change in net unrealized appreciation
      (depreciation) of investments                8,982,494      19,149,857       (5,664,664)    30,776,673       1,013,780
                                                ------------    ------------     ------------   ------------     -----------
      Increase (decrease) in net assets from
         operations                               15,337,508       4,596,499        1,574,887     34,789,875       1,292,248
                                                ------------    ------------     ------------   ------------     -----------
From capital transactions:
   Net proceeds from units sold                      520,498         776,710          413,039        817,851         211,783
   Cost of units redeemed                        (23,776,368)    (26,828,926)     (14,390,556)   (32,808,037)     (3,240,088)
   Net transfers                                  (9,753,463)    (13,564,868)       1,082,151     (2,195,398)      7,971,269
   Contract maintenance charge                       (47,967)        (84,828)         (20,287)       (73,984)         (9,383)
                                                ------------    ------------     ------------   ------------     -----------
      Increase (decrease) in net assets from
         capital transactions                    (33,057,300)    (39,701,912)     (12,915,653)   (34,259,568)      4,933,581
                                                ------------    ------------     ------------   ------------     -----------
Increase (decrease) in net assets                (17,719,792)    (35,105,413)     (11,340,766)       530,307       6,225,829
Net assets at beginning of period                125,937,063     159,424,404       77,386,541    176,433,813      14,730,534
                                                ------------    ------------     ------------   ------------     -----------
Net assets at end of period                     $108,217,271    $124,318,991     $ 66,045,775   $176,964,120     $20,956,363
                                                ============    ============     ============   ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         28,052          43,868           23,371         38,053          38,010
   Units redeemed                                 (1,259,186)     (1,488,640)        (814,015)    (1,530,079)       (588,241)
   Units transferred                                (520,077)       (765,159)          66,156       (104,442)      1,344,240
                                                ------------    ------------     ------------   ------------     -----------
Increase (decrease) in units outstanding          (1,751,211)     (2,209,931)        (724,488)    (1,596,468)        794,009
Beginning units                                    6,941,211       8,783,260        4,424,400      8,990,627       2,903,895
                                                ------------    ------------     ------------   ------------     -----------
Ending units                                       5,190,000       6,573,329        3,699,912      7,394,159       3,697,904
                                                ============    ============     ============   ============     ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                             International  International    Marsico
                                                                High-Yield    Diversified     Growth &       Focused
                                               Growth-Income       Bond         Equities       Income        Growth
                                                 Portfolio       Portfolio     Portfolio      Portfolio     Portfolio
                                                 (Class 1)       (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                               --------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (4,120,455)  $ 11,157,338  $ (1,635,163)  $   (473,359) $   (999,236)
   Net realized gains (losses)                    11,756,999      4,309,509     6,943,798     15,835,912     8,406,580
   Change in net unrealized appreciation
      (depreciation) of investments               18,078,444      6,935,596    23,217,046     33,708,331    (3,619,113)
                                               -------------   ------------  ------------   ------------  ------------
      Increase (decrease) in net assets from
         operations                               25,714,988     22,402,443    28,525,681     49,070,884     3,788,231
                                               -------------   ------------  ------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                    3,151,538      1,217,101       944,523      1,135,947       704,202
   Cost of units redeemed                        (99,028,824)   (39,077,141)  (28,261,557)   (40,070,931)  (10,843,531)
   Net transfers                                 (41,296,226)     4,369,621     4,120,683     12,540,982    (2,254,701)
   Contract maintenance charge                      (224,560)       (54,498)      (49,598)       (73,021)      (17,664)
                                               -------------   ------------  ------------   ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (137,398,072)   (33,544,917)  (23,245,949)   (26,467,023)  (12,411,694)
                                               -------------   ------------  ------------   ------------  ------------
Increase (decrease) in net assets               (111,683,084)   (11,142,474)    5,279,732     22,603,861    (8,623,463)
Net assets at beginning of period                560,747,209    194,304,447   143,352,493    209,984,834    68,345,854
                                               -------------   ------------  ------------   ------------  ------------
Net assets at end of period                    $ 449,064,125   $183,161,973  $148,632,225   $232,588,695  $ 59,722,391
                                               =============   ============  ============   ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS  OUTSTANDING:
   Units sold                                        102,522         62,171        70,057         68,228        60,462
   Units redeemed                                 (3,297,804)    (1,981,484)   (2,143,650)    (2,383,737)     (943,195)
   Units transferred                              (1,390,947)       198,142       310,349        709,649      (212,431)
                                               -------------   ------------  ------------   ------------  ------------
Increase (decrease) in units outstanding          (4,586,229)    (1,721,171)   (1,763,244)    (1,605,860)   (1,095,164)
Beginning units                                   18,999,995     10,415,282    11,973,066     13,993,625     5,993,627
                                               -------------   ------------  ------------   ------------  ------------
Ending units                                      14,413,766      8,694,111    10,209,822     12,387,765     4,898,463
                                               =============   ============  ============   ============  ============

                                                    MFS
                                               Massachusetts
                                                 Investors      MFS Total       Mid-Cap
                                                   Trust          Return        Growth      Real Estate   Technology
                                                 Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                               -------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,308,041)  $   3,412,223  $ (1,665,911) $   (289,162) $  (285,549)
   Net realized gains (losses)                      857,261      28,255,457    (7,932,664)   26,803,919     (453,692)
   Change in net unrealized appreciation
      (depreciation) of investments              16,764,167      11,652,464    10,228,151    13,849,638      497,067
                                               ------------   -------------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         operations                              16,313,387      43,320,144       629,576    40,364,395     (242,174)
                                               ------------   -------------  ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                     908,358       2,322,173       673,814       707,470      229,161
   Cost of units redeemed                       (30,698,195)    (79,930,433)  (16,569,389)  (27,120,811)  (2,710,367)
   Net transfers                                (10,409,674)    (24,406,301)   (6,675,032)    4,304,126   (2,235,726)
   Contract maintenance charge                      (67,505)       (159,601)      (49,556)      (45,446)      (8,420)
                                               ------------   -------------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (40,267,016)   (102,174,162)  (22,620,163)  (22,154,661)  (4,725,352)
                                               ------------   -------------  ------------  ------------  -----------
Increase (decrease) in net assets               (23,953,629)    (58,854,018)  (21,990,587)   18,209,734   (4,967,526)
Net assets at beginning of period               166,238,426     488,726,740   120,741,874   135,771,300   21,113,755
                                               ------------   -------------  ------------  ------------  -----------
Net assets at end of period                    $142,284,797   $ 429,872,722  $ 98,751,287  $153,981,034  $16,146,229
                                               ============   =============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS  OUTSTANDING:
   Units sold                                        42,135          90,163        63,026        25,793       99,923
   Units redeemed                                (1,399,562)     (3,050,623)   (1,563,569)     (987,846)  (1,138,174)
   Units transferred                               (471,911)       (930,692)     (639,892)      143,189     (994,201)
                                               ------------   -------------  ------------  ------------  -----------
Increase (decrease) in units outstanding         (1,829,338)     (3,891,152)   (2,140,435)     (818,864)  (2,032,452)
Beginning units                                   7,919,315      19,397,126    11,316,233     5,696,302    8,755,032
                                               ------------   -------------  ------------  ------------  -----------
Ending units                                      6,089,977      15,505,974     9,175,798     4,877,438    6,722,580
                                               ============   =============  ============  ============  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                      OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                              Worldwide
                                                 Telecom        High       Aggressive    Alliance
                                                 Utility       Income        Growth       Growth      Balanced
                                                Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)     (Class 1)    (Class 2)    (Class 2)    (Class 2)
                                               -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   775,893  $  3,142,284  $  (195,446) $(1,048,465) $   177,884
   Net realized gains (losses)                    (307,440)   (1,590,622)     870,693    2,571,089      332,153
   Change in net unrealized appreciation
      (depreciation) of investments              7,468,793     2,593,437      667,793   (2,389,203)   1,042,347
                                               -----------  ------------  -----------  -----------  -----------
   Increase (decrease) in net assets from
      operations                                 7,937,246     4,145,099    1,343,040     (866,579)   1,552,384
                                               -----------  ------------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    244,084       293,140      142,322    1,007,994      206,164
   Cost of units redeemed                       (6,546,363)  (10,800,560)  (1,658,788)  (7,537,258)  (2,351,222)
   Net transfers                                 4,812,083    (1,022,994)    (457,056)  (2,055,525)    (768,420)
   Contract maintenance charge                     (14,645)      (19,074)      (2,485)     (14,139)      (3,847)
                                               -----------  ------------  -----------  -----------  -----------
   Increase (decrease) in net assets from
      capital transactions                      (1,504,841)  (11,549,488)  (1,976,007)  (8,598,928)  (2,917,325)
                                               -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets                6,432,405    (7,404,389)    (632,967)  (9,465,507)  (1,364,941)
Net assets at beginning of period               34,000,852    60,077,709   13,205,800   74,076,893   19,333,865
                                               -----------  ------------  -----------  -----------  -----------
Net assets at end of period                    $40,433,257  $ 52,673,320  $12,572,833  $64,611,386  $17,968,924
                                               ===========  ============  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       17,450        14,338        8,556       32,032       13,514
   Units redeemed                                 (494,891)     (532,226)    (101,933)    (234,742)    (154,053)
   Units transferred                               350,406       (52,085)     (28,999)     (66,622)     (50,598)
                                               -----------  ------------  -----------  -----------  -----------
Increase (decrease) in units outstanding          (127,035)     (569,973)    (122,376)    (269,332)    (191,137)
Beginning units                                  2,789,284     3,031,147      844,654    2,245,783    1,299,119
                                               -----------  ------------  -----------  -----------  -----------
Ending units                                     2,662,249     2,461,174      722,278    1,976,451    1,107,982
                                               ===========  ============  ===========  ===========  ===========

                                                                                                       Davis
                                                Blue Chip     Capital       Cash       Corporate      Venture
                                                  Growth      Growth     Management      Bond          Value
                                                Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 2)    (Class 2)    (Class 2)    (Class 2)     (Class 2)
                                               -----------  ----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (145,910) $  (75,996) $    373,318  $ 1,303,272  $ (1,381,178)
   Net realized gains (losses)                     286,084     374,475       675,752      173,264     9,463,645
   Change in net unrealized appreciation
      (depreciation) of investments                316,521     456,621       310,251      518,411    17,062,359
                                               -----------  ----------  ------------  -----------  ------------
   Increase (decrease) in net assets from
      operations                                   456,695     755,100     1,359,321    1,994,947    25,144,826
                                               -----------  ----------  ------------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                    138,569      35,576       939,098      593,580     3,330,476
   Cost of units redeemed                       (1,047,934)   (763,070)  (17,182,575)  (7,486,255)  (23,349,222)
   Net transfers                                  (497,433)    204,257    18,591,420    1,839,078    (1,386,357)
   Contract maintenance charge                      (1,947)       (858)       (7,671)      (6,350)      (30,613)
                                               -----------  ----------  ------------  -----------  ------------
   Increase (decrease) in net assets from
      capital transactions                      (1,408,745)   (524,095)    2,340,272   (5,059,947)  (21,435,716)
                                               -----------  ----------  ------------  -----------  ------------
Increase (decrease) in net assets                 (952,050)    231,005     3,699,593   (3,065,000)    3,709,110
Net assets at beginning of period               10,793,351   5,477,982    42,210,412   53,570,302   202,665,477
                                               -----------  ----------  ------------  -----------  ------------
Net assets at end of period                    $ 9,841,301  $5,708,987  $ 45,910,005  $50,505,302  $206,374,587
                                               ===========  ==========  ============  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       22,677       4,828        71,950       34,585        92,864
   Units redeemed                                 (174,263)   (100,474)   (1,317,020)    (433,811)     (657,657)
   Units transferred                               (80,400)     25,403     1,432,081      104,381       (41,602)
                                               -----------  ----------  ------------  -----------  ------------
Increase (decrease) in units outstanding          (231,986)    (70,243)      187,011     (294,845)     (606,395)
Beginning units                                  1,793,058     775,921     3,274,033    3,136,037     5,951,410
                                               -----------  ----------  ------------  -----------  ------------
Ending units                                     1,561,072     705,678     3,461,044    2,841,192     5,345,015
                                               ===========  ==========  ============  ===========  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                "Dogs" of
                                                   Wall       Emerging       Equity       Foreign    Fundamental
                                                  Street      Markets    Opportunities     Value        Growth
                                                Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               -----------  -----------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   137,591  $  (166,962)  $   (21,799)  $  (360,889) $  (126,317)
   Net realized gains (losses)                   1,030,244    6,041,866       942,718     4,580,245      271,634
   Change in net unrealized appreciation
      (depreciation) of investments              1,964,957     (416,364)    1,537,492    11,910,341       92,506
                                               -----------  -----------   -----------   -----------  -----------
      Increase (decrease) in net assets from
         operations                              3,132,792    5,458,540     2,458,411    16,129,697      237,823
                                               -----------  -----------   -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                    336,134      214,199       172,956     1,118,186       83,144
   Cost of units redeemed                       (2,327,158)  (2,499,898)   (2,337,567)   (6,735,868)  (1,077,476)
   Net transfers                                (1,163,034)   1,860,949    (1,084,311)      995,556     (920,698)
   Contract maintenance charge                      (2,908)      (3,528)       (3,136)       (9,927)      (1,602)
                                               -----------  -----------   -----------   -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (3,156,966)    (428,278)   (3,252,058)   (4,632,053)  (1,916,632)
                                               -----------  -----------   -----------   -----------  -----------
Increase (decrease) in net assets                  (24,174)   5,030,262      (793,647)   11,497,644   (1,678,809)
Net assets at beginning of period               18,073,453   19,388,777    19,019,597    65,728,196    8,933,244
                                               -----------  -----------   -----------   -----------  -----------
Net assets at end of period                    $18,049,279  $24,419,039   $18,225,950   $77,225,840  $ 7,254,435
                                               ===========  ===========   ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       29,553       12,265         9,196        63,795        4,720
   Units redeemed                                 (195,957)    (150,085)     (125,381)     (383,254)     (61,107)
   Units transferred                              (108,673)     107,870       (57,897)       64,294      (51,698)
                                               -----------  -----------   -----------   -----------  -----------
Increase (decrease) in units outstanding          (275,077)     (29,950)     (174,082)     (255,165)    (108,085)
Beginning units                                  1,669,202    1,312,679     1,056,981     4,123,859      494,045
                                               -----------  -----------   -----------   -----------  -----------
Ending units                                     1,394,125    1,282,729       882,899     3,868,694      385,960
                                               ===========  ===========   ===========   ===========  ===========


                                                               Global        Growth                     High-Yield
                                               Global Bond    Equities   Opportunities  Growth-Income      Bond
                                                Portfolio    Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 2)    (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                               -----------  -----------  -------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ 1,229,973  $  (119,665)  $ (124,674)    $  (336,835)  $ 2,295,412
   Net realized gains (losses)                     366,982    1,194,395      339,825       1,366,884     1,073,477
   Change in net unrealized appreciation
      (depreciation) of investments             (1,266,738)   2,094,243      461,261         772,101     1,100,897
                                               -----------  -----------   ----------     -----------   -----------
      Increase (decrease) in net assets from
         operations                                330,217    3,168,973      676,412       1,802,150     4,469,786
                                               -----------  -----------   ----------     -----------   -----------
From capital transactions:
   Net proceeds from units sold                    114,055      975,389       53,973         264,537       380,078
   Cost of units redeemed                       (1,807,550)  (2,495,033)    (716,642)     (3,395,630)   (6,134,336)
   Net transfers                                   869,019    2,280,262    2,697,827      (2,075,524)    2,817,082
   Contract maintenance charge                      (2,108)      (2,445)      (1,453)         (6,517)       (4,075)
                                               -----------  -----------   ----------     -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                     (826,584)     758,173    2,033,705      (5,213,134)   (2,941,251)
                                               -----------  -----------   ----------     -----------   -----------
Increase (decrease) in net assets                 (496,367)   3,927,146    2,710,117      (3,410,984)    1,528,535
Net assets at beginning of period               16,870,464   14,236,176    6,012,922      36,371,175    37,619,765
                                               -----------  -----------   ----------     -----------   -----------
Net assets at end of period                    $16,374,097  $18,163,322   $8,723,039     $32,960,191   $39,148,300
                                               ===========  ===========   ==========     ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        6,447       44,520        9,412           8,759        19,229
   Units redeemed                                 (103,102)    (115,316)    (131,080)       (113,874)     (314,568)
   Units transferred                                48,915      104,869      482,444         (68,893)      139,351
                                               -----------  -----------   ----------     -----------   -----------
Increase (decrease) in units outstanding           (47,740)      34,073      360,776        (174,008)     (155,988)
Beginning units                                    966,703      728,068    1,192,495       1,227,675     2,033,766
                                               -----------  -----------   ----------     -----------   -----------
Ending units                                       918,963      762,141    1,553,271       1,053,667     1,877,778
                                               ===========  ===========   ==========     ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                               International
                                                Diversified    International                     MFS Massachusetts    MFS Total
                                                  Equities    Growth & Income   Marsico Focused   Investors Trust      Return
                                                 Portfolio       Portfolio     Growth Portfolio      Portfolio        Portfolio
                                                 (Class 2)       (Class 2)         (Class 2)         (Class 2)        (Class 2)
                                               -------------  ---------------  ----------------  -----------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (694,752)    $  (120,180)      $  (690,611)      $  (265,292)    $    874,200
   Net realized gains (losses)                    2,845,176       3,160,521         4,740,174         1,166,749        7,387,932
   Change in net unrealized appreciation
      (depreciation) of investments               8,580,256       4,963,870        (1,275,823)        1,869,276        4,676,702
                                                -----------     -----------       -----------       -----------     ------------
      Increase (decrease) in net assets from
         operations                              10,730,680       8,004,211         2,773,740         2,770,733       12,938,834
                                                -----------     -----------       -----------       -----------     ------------
From capital transactions:
   Net proceeds from units sold                     791,139         826,278           341,476           239,473        1,116,973
   Cost of units redeemed                        (5,660,826)     (3,960,795)       (4,729,317)       (2,810,044)     (13,044,381)
   Net transfers                                   (462,266)      1,421,595        (1,017,457)       (1,503,080)      (7,950,033)
   Contract maintenance charge                       (9,119)         (4,506)           (5,552)           (4,200)         (21,484)
                                                -----------     -----------       -----------       -----------     ------------
      Increase (decrease) in net assets from
         capital transactions                    (5,341,072)     (1,717,428)       (5,410,850)       (4,077,851)     (19,898,925)
                                                -----------     -----------       -----------       -----------     ------------
Increase (decrease) in net assets                 5,389,608       6,286,783        (2,637,110)       (1,307,118)      (6,960,091)
Net assets at beginning of period                52,774,309      33,475,092        46,464,676        27,344,095      141,431,354
                                                -----------     -----------       -----------       -----------     ------------
Net assets at end of period                     $58,163,917     $39,761,875       $43,827,566       $26,036,977     $134,471,263
                                                ===========     ===========       ===========       ===========     ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        65,192          48,904            29,727            10,781           42,594
   Units redeemed                                  (437,949)       (239,890)         (415,355)         (129,006)        (500,307)
   Units transferred                                (35,663)         81,665           (92,290)          (70,196)        (305,470)
                                                -----------     -----------       -----------       -----------     ------------
Increase (decrease) in units outstanding           (408,420)       (109,321)         (477,918)         (188,421)        (763,183)
Beginning units                                   4,438,672       2,229,312         4,104,780         1,306,956        5,597,294
                                                -----------     -----------       -----------       -----------     ------------
Ending units                                      4,030,252       2,119,991         3,626,862         1,118,535        4,834,111
                                                ===========     ===========       ===========       ===========     ============


                                                 Mid-Cap                                                 Telecom
                                                  Growth    Real Estate  Small & Mid Cap   Technology    Utility
                                                Portfolio    Portfolio   Value Portfolio   Portfolio    Portfolio
                                                (Class 2)    (Class 2)      (Class 2)      (Class 2)    (Class 2)
                                               -----------  -----------  ---------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (686,892) $  (117,097)   $  (674,055)   $  (135,607) $   89,354
   Net realized gains (losses)                   1,707,352    5,593,674      5,088,818        104,002     117,968
   Change in net unrealized appreciation
      (depreciation) of investments               (747,955)   4,204,020        972,598       (107,433)    747,256
                                               -----------  -----------    -----------    -----------  ----------
      Increase (decrease) in net assets from
         operations                                272,505    9,680,597      5,387,361       (139,038)    954,578
                                               -----------  -----------    -----------    -----------  ----------
From capital transactions:
   Net proceeds from units sold                    892,071      224,850        675,005        163,063      46,199
   Cost of units redeemed                       (5,002,574)  (3,723,593)    (4,858,409)    (1,216,071)   (510,554)
   Net transfers                                (2,572,415)   1,523,045       (532,836)    (1,319,676)    980,219
   Contract maintenance charge                      (7,863)      (4,966)        (6,466)        (2,026)       (680)
                                               -----------  -----------    -----------    -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                   (6,690,781)  (1,980,664)    (4,722,706)    (2,374,710)    515,184
                                               -----------  -----------    -----------    -----------  ----------
Increase (decrease) in net assets               (6,418,276)   7,699,933        664,655     (2,513,748)  1,469,762
Net assets at beginning of period               48,180,986   30,902,945     47,874,716      9,658,176   3,755,001
                                               -----------  -----------    -----------    -----------  ----------
Net assets at end of period                    $41,762,710  $38,602,878    $48,539,371    $ 7,144,428  $5,224,763
                                               ===========  ===========    ===========    ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       84,446        8,412         39,266         69,597       3,465
   Units redeemed                                 (473,682)    (136,702)      (280,115)      (512,274)    (38,317)
   Units transferred                              (244,607)      56,547        (30,764)      (593,548)     71,652
                                               -----------  -----------    -----------    -----------  ----------
Increase (decrease) in units outstanding          (633,843)     (71,743)      (271,613)    (1,036,225)     36,800
Beginning units                                  4,509,492    1,307,417      2,909,687      4,040,880     310,837
                                               -----------  -----------    -----------    -----------  ----------
Ending units                                     3,875,649    1,235,674      2,638,074      3,004,655     347,637
                                               ===========  ===========    ===========    ===========  ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                      Alliance     American Funds   American Funds
                                                Worldwide High   Aggressive Growth     Growth     Asset Allocation   Global Growth
                                               Income Portfolio      Portfolio        Portfolio    SAST Portfolio   SAST Portfolio
                                                   (Class 2)         (Class 3)        (Class 3)     (Class 3) (1)    (Class 3) (1)
                                               ----------------  -----------------  ------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $  400,145        $  (195,974)    $ (2,210,739)     $   (657)       $   (2,673)
   Net realized gains (losses)                        84,360            325,206          499,697            33               755
   Change in net unrealized appreciation
      (depreciation) of investments                   36,701          1,332,999        2,925,976         5,935            46,969
                                                  ----------        -----------     ------------      --------        ----------
      Increase (decrease) in net assets from
         operations                                  521,206          1,462,231        1,214,934         5,311            45,051
                                                  ----------        -----------     ------------      --------        ----------
From capital transactions:
   Net proceeds from units sold                       35,964          3,197,985       61,135,269       471,888         1,804,596
   Cost of units redeemed                           (668,711)          (777,815)      (7,845,864)       (1,363)           (2,606)
   Net transfers                                    (180,991)         1,884,191       27,917,027        15,299           132,153
   Contract maintenance charge                        (1,138)            (2,514)         (21,289)            0                 0
                                                  ----------        -----------     ------------      --------        ----------
      Increase (decrease) in net assets from
         capital transactions                       (814,876)         4,301,847       81,185,143       485,824         1,934,143
                                                  ----------        -----------     ------------      --------        ----------
Increase (decrease) in net assets                   (293,670)         5,764,078       82,400,077       491,135         1,979,194
Net assets at beginning of period                  7,502,640         10,678,069      109,639,085             0                 0
                                                  ----------        -----------     ------------      --------        ----------
Net assets at end of period                       $7,208,970        $16,442,147     $192,039,162      $491,135        $1,979,194
                                                  ==========        ===========     ============      ========        ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          1,760            198,306        1,979,321        45,370           171,187
   Units redeemed                                    (33,222)           (48,384)        (246,587)         (132)             (250)
   Units transferred                                  (9,961)           114,222          885,082         1,455            12,392
                                                  ----------        -----------     ------------      --------        ----------
Increase (decrease) in units outstanding             (41,423)           264,144        2,617,816        46,693           183,329
Beginning units                                      381,621            687,004        3,334,903             0                 0
                                                  ----------        -----------     ------------      --------        ----------
Ending units                                         340,198            951,148        5,952,719        46,693           183,329
                                                  ==========        ===========     ============      ========        ==========

                                               American Funds  American Funds                Blue Chip
                                                 Growth SAST    Growth-Income    Balanced      Growth    Capital Growth
                                                  Portfolio    SAST Portfolio   Portfolio    Portfolio      Portfolio
                                                (Class 3) (1)   (Class 3) (1)   (Class 3)    (Class 3)      (Class 3)
                                               --------------  --------------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (2,069)     $   (2,012)   $   141,374  $  (163,575)   $  (33,166)
   Net realized gains (losses)                          565             891        180,393      186,932        37,141
   Change in net unrealized appreciation
      (depreciation) of investments                  14,335          15,022        888,637      455,932       296,288
                                                 ----------      ----------    -----------  -----------    ----------
      Increase (decrease) in net assets from
         operations                                  12,831          13,901      1,210,404      479,289       300,263
                                                 ----------      ----------    -----------  -----------    ----------
From capital transactions:
   Net proceeds from units sold                   1,295,066       1,541,781      1,969,608    2,032,478     1,114,477
   Cost of units redeemed                            (4,648)         (1,846)    (1,104,529)    (871,352)     (142,215)
   Net transfers                                    190,179          34,985      1,027,003     (293,205)      296,745
   Contract maintenance charge                            0               0         (2,436)      (2,107)         (237)
                                                 ----------      ----------    -----------  -----------    ----------
      Increase (decrease) in net assets from
         capital transactions                     1,480,597       1,574,920      1,889,646      865,814     1,268,770
                                                 ----------      ----------    -----------  -----------    ----------
Increase (decrease) in net assets                 1,493,428       1,588,821      3,100,050    1,345,103     1,569,033
Net assets at beginning of period                         0               0     12,437,658   10,050,320     1,517,038
                                                 ----------      ----------    -----------  -----------    ----------
Net assets at end of period                      $1,493,428      $1,588,821    $15,537,708  $11,395,423    $3,086,071
                                                 ==========      ==========    ===========  ===========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       122,817         147,099        130,591      339,675       149,352
   Units redeemed                                      (444)           (181)       (72,980)    (144,725)      (18,962)
   Units transferred                                 17,983           3,323         66,151      (55,779)       37,957
                                                 ----------      ----------    -----------  -----------    ----------
Increase (decrease) in units outstanding            140,356         150,241        123,762      139,171       168,347
Beginning units                                           0               0        839,731    1,679,003       216,548
                                                 ----------      ----------    -----------  -----------    ----------
Ending units                                        140,356         150,241        963,493    1,818,174       384,895
                                                 ==========      ==========    ===========  ===========    ==========

(1)  For the period from September 5, 2006 (inception) through December 31,
     2006.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                               Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                                  (Class 3)        (Class 3)       (Class 3)         (Class 3)         (Class 3)
                                               ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  1,549,365    $  5,399,595     $ (3,021,859)     $   141,345       $  (304,450)
   Net realized gains (losses)                      1,548,350        (119,560)       1,454,205          675,333        11,105,364
   Change in net unrealized appreciation
      (depreciation) of investments                 1,002,783       2,157,952       60,288,221        1,946,913         2,320,182
                                                 ------------    ------------     ------------      -----------       -----------
      Increase (decrease) in net assets from
         operations                                 4,100,498       7,437,987       58,720,567        2,763,591        13,121,096
                                                 ------------    ------------     ------------      -----------       -----------
From capital transactions:
   Net proceeds from units sold                    65,595,569      60,042,117      130,247,468        2,437,012        28,553,361
   Cost of units redeemed                         (41,062,652)    (12,043,572)     (24,859,829)      (1,335,974)       (2,622,247)
   Net transfers                                   20,951,344      35,739,451       55,821,257        2,271,421        10,858,059
   Contract maintenance charge                        (19,345)        (19,525)         (56,553)          (2,249)           (4,210)
                                                 ------------    ------------     ------------      -----------       -----------
      Increase (decrease) in net assets from
         capital transactions                      45,464,916      83,718,471      161,152,343        3,370,210        36,784,963
                                                 ------------    ------------     ------------      -----------       -----------
Increase (decrease) in net assets                  49,565,414      91,156,458      219,872,910        6,133,801        49,906,059
Net assets at beginning of period                 116,342,721     134,772,323      340,438,300       12,046,258        27,245,093
                                                 ------------    ------------     ------------      -----------       -----------
Net assets at end of period                      $165,908,135    $225,928,781     $560,311,210      $18,180,059       $77,151,152
                                                 ============    ============     ============      ===========       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       5,047,404       3,528,148        3,733,698          206,913         1,750,858
   Units redeemed                                  (3,158,806)       (701,762)        (702,349)        (115,241)         (158,685)
   Units transferred                                1,626,236       2,072,844        1,581,999          203,685           643,239
                                                 ------------    ------------     ------------      -----------       -----------
Increase (decrease) in units outstanding            3,514,834       4,899,230        4,613,348          295,357         2,235,412
Beginning units                                     9,053,081       7,942,153       10,031,357        1,118,148         1,855,986
                                                 ------------    ------------     ------------      -----------       -----------
Ending units                                       12,567,915      12,841,383       14,644,705        1,413,505         4,091,398
                                                 ============    ============     ============      ===========       ===========

                                                   Equity
                                               Opportunities  Foreign Value     Fundamental    Global Bond  Global Equities
                                                 Portfolio      Portfolio    Growth Portfolio   Portfolio      Portfolio
                                                 (Class 3)      (Class 3)        (Class 3)      (Class 3)      (Class 3)
                                               -------------  -------------  ----------------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (62,036)   $ (2,055,285)    $  (73,988)    $ 3,250,083    $  (158,767)
   Net realized gains (losses)                    1,262,369      12,679,292        187,948         812,435        478,586
   Change in net unrealized appreciation
      (depreciation) of investments               6,400,683      66,677,854        105,094      (3,289,878)     3,776,997
                                                -----------    ------------     ----------     -----------    -----------
      Increase (decrease) in net assets from
         operations                               7,601,016      77,301,861        219,054         772,640      4,096,816
                                                -----------    ------------     ----------     -----------    -----------
From capital transactions:
   Net proceeds from units sold                   8,384,200      50,427,853        727,233       9,805,865      6,398,856
   Cost of units redeemed                        (4,298,079)    (25,230,706)      (601,863)     (2,667,287)    (1,428,477)
   Net transfers                                  3,027,320      19,957,366       (456,852)     11,624,636      5,184,098
   Contract maintenance charge                       (6,958)        (53,620)          (856)         (2,778)        (1,848)
                                                -----------    ------------     ----------     -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                     7,106,483      45,100,893       (332,338)     18,760,436     10,152,629
                                                -----------    ------------     ----------     -----------    -----------
Increase (decrease) in net assets                14,707,499     122,402,754       (113,284)     19,533,076     14,249,445
Net assets at beginning of period                45,910,950     276,138,381      5,060,848      27,672,258     13,743,678
                                                -----------    ------------     ----------     -----------    -----------
Net assets at end of period                     $60,618,449    $398,541,135     $4,947,564     $47,205,334    $27,993,123
                                                ===========    ============     ==========     ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       453,593       2,930,248         41,347         567,592        302,032
   Units redeemed                                  (228,653)     (1,436,119)       (32,997)       (152,864)       (66,909)
   Units transferred                                166,365       1,190,810        (24,792)        664,676        242,973
                                                -----------    ------------     ----------     -----------    -----------
Increase (decrease) in units outstanding            391,305       2,684,939        (16,442)      1,079,404        478,096
Beginning units                                   2,563,558      17,387,531        281,414       1,592,915        707,607
                                                -----------    ------------     ----------     -----------    -----------
Ending units                                      2,954,863      20,072,470        264,972       2,672,319      1,185,703
                                                ===========    ============     ==========     ===========    ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                   Growth                                        International     International
                                               Opportunities  Growth-Income  High-Yield Bond      Diversified     Growth & Income
                                                 Portfolio      Portfolio       Portfolio     Equities Portfolio     Portfolio
                                                 (Class 3)      (Class 3)       (Class 3)          (Class 3)         (Class 3)
                                               -------------  -------------  ---------------  ------------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (241,577)   $  (213,633)    $ 4,589,241       $ (2,727,772)     $   (139,830)
   Net realized gains (losses)                      175,981        928,576         907,738          3,123,395         2,531,447
   Change in net unrealized appreciation
      (depreciation) of investments               1,180,345        406,381       2,378,756         39,053,894        14,873,383
                                               ------------    -----------     -----------       ------------      ------------
      Increase (decrease) in net assets from
         operations                               1,114,749      1,121,324       7,875,735         39,449,517        17,265,000
                                               ------------    -----------     -----------       ------------      ------------
From capital transactions:
   Net proceeds from units sold                  14,072,995      3,978,624      14,312,578         53,718,852        38,854,026
   Cost of units redeemed                          (721,918)    (2,531,073)     (5,490,222)       (12,958,744)       (5,197,078)
   Net transfers                                  9,236,438     (1,859,868)     14,417,875         14,040,338        19,868,866
   Contract maintenance charge                       (1,268)        (2,784)         (6,103)           (32,301)           (5,746)
                                               ------------    -----------     -----------       ------------      ------------
      Increase (decrease) in net assets from
         capital transactions                    22,586,247       (415,101)     23,234,128         54,768,145        53,520,068
                                               ------------    -----------     -----------       ------------      ------------
Increase (decrease) in net assets                23,700,996        706,223      31,109,863         94,217,662        70,785,068
Net assets at beginning of period                 4,716,663     20,628,849      52,826,902        156,308,756        46,777,214
                                               ------------    -----------     -----------       ------------      ------------
Net assets at end of period                    $ 28,417,659    $21,335,072     $83,936,765       $250,526,418      $117,562,282
                                               ============    ===========     ===========       ============      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     2,598,839        133,393         733,938          4,152,900         2,332,539
   Units redeemed                                  (134,011)       (84,987)       (280,057)          (991,054)         (313,997)
   Units transferred                              1,671,516        (61,556)        728,946          1,097,007         1,186,191
                                               ------------    -----------     -----------       ------------      ------------
Increase (decrease) in units outstanding          4,136,344        (13,150)      1,182,827          4,258,853         3,204,733
Beginning units                                     941,986        698,613       2,866,342         13,189,193         3,137,910
                                               ------------    -----------     -----------       ------------      ------------
Ending units                                      5,078,330        685,463       4,049,169         17,448,046         6,342,643
                                               ============    ===========     ===========       ============      ============

                                                                       MFS
                                                                  Massachusetts
                                                Marsico Focused  Investors Trust  MFS Total Return  Mid-Cap Growth   Real Estate
                                               Growth Portfolio     Portfolio        Portfolio        Portfolio       Portfolio
                                                   (Class 3)        (Class 3)        (Class 3)        (Class 3)       (Class 3)
                                               ----------------  ---------------  ----------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (503,847)      $  (548,067)     $  1,793,739     $(1,149,878)   $   (173,917)
   Net realized gains (losses)                     2,568,227           686,290         8,993,084         743,789       9,725,682
   Change in net unrealized appreciation
      (depreciation) of investments                  248,376         5,203,456        12,277,841         733,864      10,351,490
                                                 -----------       -----------      ------------     -----------    ------------
      Increase (decrease) in net assets from
         operations                                2,312,756         5,341,679        23,064,664         327,775      19,903,255
                                                 -----------       -----------      ------------     -----------    ------------
From capital transactions:
   Net proceeds from units sold                    5,675,000         5,433,593        49,032,571      10,385,364      33,900,232
   Cost of units redeemed                         (1,725,602)       (3,965,400)      (14,570,322)     (5,001,245)     (5,409,708)
   Net transfers                                   1,762,697         1,925,418        29,807,021       3,581,677      11,717,555
   Contract maintenance charge                        (3,456)           (7,745)          (29,650)        (11,315)         (8,051)
                                                 -----------       -----------      ------------     -----------    ------------
      Increase (decrease) in net assets from
         capital transactions                      5,708,639         3,385,866        64,239,620       8,954,481      40,200,028
                                                 -----------       -----------      ------------     -----------    ------------
Increase (decrease) in net assets                  8,021,395         8,727,545        87,304,284       9,282,256      60,103,283
Net assets at beginning of period                 28,756,731        45,036,510       191,580,360      67,407,060      47,113,256
                                                 -----------       -----------      ------------     -----------    ------------
Net assets at end of period                      $36,778,126       $53,764,055      $278,884,644     $76,689,316    $107,216,539
                                                 ===========       ===========      ============     ===========    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        498,992           254,051         1,898,904         967,235       1,249,701
   Units redeemed                                   (152,459)         (182,695)         (568,097)       (473,075)       (199,091)
   Units transferred                                 161,952            90,388         1,141,144         327,329         421,960
                                                 -----------       -----------      ------------     -----------    ------------
Increase (decrease) in units outstanding             508,485           161,744         2,471,951         821,489       1,472,570
Beginning units                                    2,549,066         2,160,255         7,613,011       6,332,686       2,000,207
                                                 -----------       -----------      ------------     -----------    ------------
Ending units                                       3,057,551         2,321,999        10,084,962       7,154,175       3,472,777
                                                 ===========       ===========      ============     ===========    ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                               Small & Mid Cap   Small Company    Technology  Telecom Utility   Worldwide High
                                               Value Portfolio  Value Portfolio    Portfolio     Portfolio     Income Portfolio
                                                  (Class 3)      (Class 3) (2)     (Class 3)     (Class 3)        (Class 3)
                                               ---------------  ---------------  -----------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $ (3,206,592)     $   (94,230)   $  (176,017)   $   15,035        $   95,423
   Net realized gains (losses)                    15,829,200          919,431         51,487        10,117             3,336
   Change in net unrealized appreciation
      (depreciation) of investments               10,748,587          255,252         70,112        96,372            15,993
                                                ------------      -----------    -----------    ----------        ----------
      Increase (decrease) in net assets from
         operations                               23,371,195        1,080,453        (54,418)      121,524           114,752
                                                ------------      -----------    -----------    ----------        ----------
From capital transactions:
   Net proceeds from units sold                   47,705,340       12,761,620      2,667,969       164,740           317,872
   Cost of units redeemed                        (16,637,198)        (182,547)    (1,029,475)      (35,967)          (88,234)
   Net transfers                                  18,419,680        6,578,706        584,381       744,329            41,791
   Contract maintenance charge                       (32,879)            (107)        (2,665)           (9)                0
                                                ------------      -----------    -----------    ----------        ----------
      Increase (decrease) in net assets from
         capital transactions                     49,454,943       19,157,672      2,220,210       873,093           271,429
                                                ------------      -----------    -----------    ----------        ----------
Increase (decrease) in net assets                 72,826,138       20,238,125      2,165,792       994,617           386,181
Net assets at beginning of period                176,591,419                0     10,392,541       191,838         1,276,519
                                                ------------      -----------    -----------    ----------        ----------
Net assets at end of period                     $249,417,557      $20,238,125    $12,558,333    $1,186,455        $1,662,700
                                                ============      ===========    ===========    ==========        ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      2,773,560        1,332,923      1,137,420        12,284            16,015
   Units redeemed                                   (963,751)         (18,716)      (437,049)       (2,721)           (4,241)
   Units transferred                               1,056,340          685,309        245,701        53,728             2,053
                                                ------------      -----------    -----------    ----------        ----------
Increase (decrease) in units outstanding           2,866,149        1,999,516        946,072        63,291            13,827
Beginning units                                   10,775,018                0      4,362,535        16,011            65,141
                                                ------------      -----------    -----------    ----------        ----------
Ending units                                      13,641,167        1,999,516      5,308,607        79,302            78,968
                                                ============      ===========    ===========    ==========        ==========

                                                                                                        Diversified
                                                                      Growth and     Strategic Growth  International   Equity Income
                                               Comstock Portfolio  Income Portfolio      Portfolio        Account        Account I
                                                   (Class II)         (Class II)        (Class II)       (Class 1)       (Class 1)
                                               ------------------  ----------------  ----------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $ (1,016,263)      $ (2,750,676)     $  (451,037)     $   (1,396)    $    81,181
   Net realized gains (losses)                      29,643,557         32,076,191          881,439          14,379       2,513,471
   Change in net unrealized appreciation
      (depreciation) of investments                 18,786,606         28,730,685         (249,251)        393,966       4,513,375
                                                  ------------       ------------      -----------      ----------     -----------
      Increase (decrease) in net assets from
         operations                                 47,413,900         58,056,200          181,151         406,949       7,108,027
                                                  ------------       ------------      -----------      ----------     -----------
From capital transactions:
   Net proceeds from units sold                     26,641,474         64,733,545        2,336,165         792,515       9,889,532
   Cost of units redeemed                          (39,937,485)       (38,859,629)      (2,537,331)        (58,150)     (2,379,404)
   Net transfers                                    (3,517,910)        24,957,925       (1,450,782)      1,265,538      13,799,705
   Contract maintenance charge                         (84,887)           (86,665)          (6,666)           (262)         (5,468)
                                                  ------------       ------------      -----------      ----------     -----------
      Increase (decrease) in net assets from
         capital transactions                      (16,898,808)        50,745,176       (1,658,614)      1,999,641      21,304,365
                                                  ------------       ------------      -----------      ----------     -----------
Increase (decrease) in net assets                   30,515,092        108,801,376       (1,477,463)      2,406,590      28,412,392
Net assets at beginning of period                  346,133,517        379,469,347       29,815,391         955,377      31,983,343
                                                  ------------       ------------      -----------      ----------     -----------
Net assets at end of period                       $376,648,609       $488,270,723      $28,337,928      $3,361,967     $60,395,735
                                                  ============       ============      ===========      ==========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        2,060,301          4,624,515          242,027         114,434       1,027,450
   Units redeemed                                   (3,072,266)        (2,749,325)        (265,082)         (8,293)       (248,992)
   Units transferred                                  (321,856)         1,732,110         (162,770)        178,772       1,422,180
                                                  ------------       ------------      -----------      ----------     -----------
Increase (decrease) in units outstanding            (1,333,821)         3,607,300         (185,825)        284,913       2,200,638
Beginning units                                     27,979,899         28,184,146        3,095,493         145,387       3,551,907
                                                  ------------       ------------      -----------      ----------     -----------
Ending units                                        26,646,078         31,791,446        2,909,668         430,300       5,752,545
                                                  ============       ============      ===========      ==========     ===========

(2) For the period from May 1, 2006 (inception) through December 31, 2006.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)



                                                                               LargeCap Blend  MidCap Stock  Money Market
                                               Growth Account  Income Account      Account        Account      Account
                                                  (Class 1)      (Class 1)       (Class 1)       (Class 1)    (Class 1)
                                               --------------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (21,381)    $   488,906      $   (5,870)    $   12,239   $   105,340
   Net realized gains (losses)                       35,921          (8,258)        118,403        779,738             0
   Change in net unrealized appreciation
      (depreciation) of investments                  36,412          (9,548)        728,264        138,904             0
                                                 ----------     -----------      ----------     ----------   -----------
      Increase (decrease) in net assets from
         operations                                  50,952         471,100         840,797        930,881       105,340
                                                 ----------     -----------      ----------     ----------   -----------
From capital transactions:
   Net proceeds from units sold                      66,064       2,669,928         154,703        528,825     2,516,763
   Cost of units redeemed                          (254,243)       (788,407)       (578,088)      (420,191)   (2,564,902)
   Net transfers                                    145,323       2,486,057         510,686        818,128    (1,137,046)
   Contract maintenance charge                         (566)         (1,835)         (1,650)          (826)       (1,890)
                                                 ----------     -----------      ----------     ----------   -----------
      Increase (decrease) in net assets from
         capital transactions                       (43,422)      4,365,743          85,651        925,936    (1,187,075)
                                                 ----------     -----------      ----------     ----------   -----------
Increase (decrease) in net assets                     7,530       4,836,843         926,448      1,856,817    (1,081,735)
Net assets at beginning of period                 1,588,145      10,574,852       8,231,857      5,615,742     4,747,631
                                                 ----------     -----------      ----------     ----------   -----------
Net assets at end of period                      $1,595,675     $15,411,695      $9,158,305     $7,472,559   $ 3,665,896
                                                 ==========     ===========      ==========     ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         9,699         377,909          23,210         52,766       432,356
   Units redeemed                                   (37,200)       (111,777)        (88,509)       (42,400)     (441,838)
   Units transferred                                 21,123         349,890          77,278         82,171      (195,137)
                                                 ----------     -----------      ----------     ----------   -----------
Increase (decrease) in units outstanding             (6,378)        616,022          11,979         92,537      (204,619)
Beginning units                                     227,881       1,506,206       1,284,847        600,391       821,513
                                                 ----------     -----------      ----------     ----------   -----------
Ending units                                        221,503       2,122,228       1,296,826        692,928       616,894
                                                 ==========     ===========      ==========     ==========   ===========

                                                                                            SAM           SAM
                                                 Mortgage   Real Estate       SAM      Conservative  Conservative
                                                Securities   Securities    Balanced      Balanced       Growth
                                                 Account      Account      Portfolio     Portfolio     Portfolio
                                                (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   390,400   $   13,542  $  1,055,024  $   207,342   $    60,601
   Net realized gains (losses)                    (104,398)     135,530     2,812,368      346,779     2,422,217
   Change in net unrealized appreciation
      (depreciation) of investments                 60,790      233,927    11,242,343      628,072     5,244,223
                                               -----------   ----------  ------------  -----------   -----------
      Increase (decrease) in net assets from
         operations                                346,792      382,999    15,109,735    1,182,193     7,727,041
                                               -----------   ----------  ------------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                    604,718      332,844     5,572,728      448,075     3,558,454
   Cost of units redeemed                       (1,964,168)     (44,855)  (16,518,046)  (1,606,020)   (8,247,823)
   Net transfers                                  (495,740)     367,622    15,647,864      748,895     2,060,291
   Contract maintenance charge                      (3,489)        (235)      (28,204)      (2,267)      (14,593)
                                               -----------   ----------  ------------  -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (1,858,679)     655,376     4,674,342     (411,317)   (2,643,671)
                                               -----------   ----------  ------------  -----------   -----------
Increase (decrease) in net assets               (1,511,887)   1,038,375    19,784,077      770,876     5,083,370
Net assets at beginning of period               12,863,553      953,068   164,214,822   16,746,150    75,537,055
                                               -----------   ----------  ------------  -----------   -----------
Net assets at end of period                    $11,351,666   $1,991,443  $183,998,899  $17,517,026   $80,620,425
                                               ===========   ==========  ============  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       92,246       18,222       585,013       65,434       351,774
   Units redeemed                                 (298,618)      (2,452)   (1,726,345)    (232,335)     (817,918)
   Units transferred                               (75,839)      19,216     1,633,567      105,369       199,470
                                               -----------   ----------  ------------  -----------   -----------
Increase (decrease) in units outstanding          (282,211)      34,986       492,235      (61,532)     (266,674)
Beginning units                                  1,977,696       59,048    17,690,846    2,473,645     7,747,501
                                               -----------   ----------  ------------  -----------   -----------
Ending units                                     1,695,485       94,034    18,183,081    2,412,113     7,480,827
                                               ===========   ==========  ============  ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                               SAM Flexible  SAM Strategic  Short-Term   SmallCap    SmallCap
                                                  Income         Growth       Income      Growth      Value
                                                 Portfolio     Portfolio      Account     Account    Account
                                                 (Class 1)     (Class 1)     (Class 1)   (Class 1)  (Class 1)
                                               ------------  -------------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   882,639    $   (98,679)  $  109,362  $  (27,322) $   (411)
   Net realized gains (losses)                     509,956        524,383      (23,532)     23,983    12,405
   Change in net unrealized appreciation
      (depreciation) of investments                311,538      2,031,893       14,431      91,253     5,488
                                               -----------    -----------   ----------  ----------  --------
      Increase (decrease) in net assets from
         operations                              1,704,133      2,457,597      100,261      87,914    17,482
                                               -----------    -----------   ----------  ----------  --------
From capital transactions:
   Net proceeds from units sold                    436,493        600,109       94,206      53,936    50,968
   Cost of units redeemed                       (4,257,096)    (1,628,782)    (278,913)   (115,627)     (869)
   Net transfers                                (2,472,791)     1,299,962      737,509     112,236    95,506
   Contract maintenance charge                      (6,171)        (5,736)        (822)       (338)      (92)
                                               -----------    -----------   ----------  ----------  --------
      Increase (decrease) in net assets from
         capital transactions                   (6,299,565)       265,553      551,980      50,207   145,513
                                               -----------    -----------   ----------  ----------  --------
Increase (decrease) in net assets               (4,595,432)     2,723,150      652,241     138,121   162,995
Net assets at beginning of period               36,966,967     21,337,914    2,847,813   1,725,811    54,025
                                               -----------    -----------   ----------  ----------  --------
Net assets at end of period                    $32,371,535    $24,061,064   $3,500,054  $1,863,932  $217,020
                                               ===========    ===========   ==========  ==========  ========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                       55,067         52,189       14,452       7,870     4,992
   Units redeemed                                 (535,620)      (146,584)     (42,523)    (16,959)      (95)
   Units transferred                              (312,663)       118,776      115,038      16,029     9,289
                                               -----------    -----------   ----------  ----------  --------
Increase (decrease) in units outstanding          (793,216)        24,381       86,967       6,940    14,186
Beginning units                                  4,714,925      2,003,751      439,013     264,931     5,392
                                               -----------    -----------   ----------  ----------  --------
Ending units                                     3,921,709      2,028,132      525,980     271,871    19,578
                                               ===========    ===========   ==========  ==========  ========

                                                West Coast   Diversified
                                                  Equity    International  Equity Income    Growth       Income
                                                 Account       Account       Account I      Account     Account
                                                (Class 1)     (Class 2)      (Class 2)     (Class 2)   (Class 2)
                                               -----------  -------------  -------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (229,321)  $      392     $   (21,439)  $  (16,371) $   658,859
   Net realized gains (losses)                     639,518        7,411       2,682,551       50,116     (227,404)
   Change in net unrealized appreciation
      (depreciation) of investments              2,043,534      471,613       3,590,169       (8,742)      43,677
                                               -----------   ----------     -----------   ----------  -----------
      Increase (decrease) in net assets from
         operations                              2,453,731      479,416       6,251,281       25,003      475,132
                                               -----------   ----------     -----------   ----------  -----------
From capital transactions:
   Net proceeds from units sold                  6,889,369      325,423       6,594,527       48,706    1,664,743
   Cost of units redeemed                       (1,358,672)    (160,519)     (6,320,533)    (318,032)  (5,824,582)
   Net transfers                                 5,067,258    2,916,717      12,988,010      109,873     (485,174)
   Contract maintenance charge                      (3,512)        (245)         (6,144)        (220)      (4,762)
                                               -----------   ----------     -----------   ----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   10,594,443    3,081,376      13,255,860     (159,673)  (4,649,775)
                                               -----------   ----------     -----------   ----------  -----------
Increase (decrease) in net assets               13,048,174    3,560,792      19,507,141     (134,670)  (4,174,643)
Net assets at beginning of period               17,615,587      900,848      31,798,289    1,092,368   19,976,647
                                               -----------   ----------     -----------   ----------  -----------
Net assets at end of period                    $30,663,761   $4,461,640     $51,305,430   $  957,698  $15,802,004
                                               ===========   ==========     ===========   ==========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                      582,963       47,920         688,788        7,160      238,501
   Units redeemed                                 (116,488)     (23,284)       (665,719)     (46,937)    (834,741)
   Units transferred                               423,817      417,497       1,379,454       16,204      (69,514)
                                               -----------   ----------     -----------   ----------  -----------
Increase (decrease) in units outstanding           890,292      442,133       1,402,523      (23,573)    (665,754)
Beginning units                                  1,548,615      139,057       3,594,472      158,725    2,876,751
                                               -----------   ----------     -----------   ----------  -----------
Ending units                                     2,438,907      581,190       4,996,995      135,152    2,210,997
                                               ===========   ==========     ===========   ==========  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                                             Mortgage   Real Estate
                                               LargeCap Blend  MidCap Stock  Money Market   Securities   Securities
                                                   Account        Account       Account      Account       Account
                                                  (Class 2)      (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                               --------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (13,471)    $   (3,174)   $    89,751  $   187,217  $    6,449
   Net realized gains (losses)                      145,176        455,230              0     (192,461)    125,457
   Change in net unrealized appreciation
      (depreciation) of investments                 199,136         29,975              0      120,446     275,786
                                                 ----------     ----------    -----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                                 330,841        482,031         89,751      115,202     407,692
                                                 ----------     ----------    -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                     593,324        799,617      5,394,565      206,075     369,000
   Cost of units redeemed                          (861,039)      (716,006)    (3,875,010)  (3,764,957)    (70,030)
   Net transfers                                    102,019        349,103     (2,145,793)    (226,472)    635,034
   Contract maintenance charge                         (805)          (644)        (1,291)      (4,533)       (340)
                                                 ----------     ----------    -----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                      (166,501)       432,070       (627,529)  (3,789,887)    933,664
                                                 ----------     ----------    -----------  -----------  ----------
Increase (decrease) in net assets                   164,340        914,101       (537,778)  (3,674,685)  1,341,356
Net assets at beginning of period                 3,310,365      3,013,085      3,261,968    8,703,199     953,457
                                                 ----------     ----------    -----------  -----------  ----------
Net assets at end of period                      $3,474,705     $3,927,186    $ 2,724,190  $ 5,028,514  $2,294,813
                                                 ==========     ==========    ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        93,302         81,406        940,074       32,192      19,278
   Units redeemed                                  (133,972)       (73,503)      (674,286)    (591,941)     (3,717)
   Units transferred                                 16,387         36,419       (370,919)     (35,665)     33,786
                                                 ----------     ----------    -----------  -----------  ----------
Increase (decrease) in units outstanding            (24,283)        44,322       (105,131)    (595,414)     49,347
Beginning units                                     526,805        328,177        573,706    1,364,116      58,819
                                                 ----------     ----------    -----------  -----------  ----------
Ending units                                        502,522        372,499        468,575      768,702     108,166
                                                 ==========     ==========    ===========  ===========  ==========

                                                                  SAM           SAM           SAM          SAM
                                                    SAM      Conservative  Conservative    Flexible     Strategic
                                                 Balanced      Balanced       Growth        Income        Growth
                                                 Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    568,603  $   236,262   $   (147,101) $  1,468,312  $  (179,100)
   Net realized gains (losses)                    3,764,239      478,078      1,734,063       988,695      501,821
   Change in net unrealized appreciation
      (depreciation) of investments               9,086,662      847,945      5,375,592       426,653    2,351,961
                                               ------------  -----------   ------------  ------------  -----------
      Increase (decrease) in net assets from
         operations                              13,419,504    1,562,285      6,962,554     2,883,660    2,674,682
                                               ------------  -----------   ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                  14,680,835      344,656     15,417,661     1,243,607    7,679,616
   Cost of units redeemed                       (32,744,446)  (5,409,659)   (11,025,882)  (15,121,687)  (2,912,384)
   Net transfers                                 19,272,361    5,105,867      4,666,549    (5,819,068)   1,569,659
   Contract maintenance charge                      (31,687)      (4,325)       (12,516)      (17,574)      (4,250)
                                               ------------  -----------   ------------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                     1,177,063       36,539      9,045,812   (19,714,722)   6,332,641
                                               ------------  -----------   ------------  ------------  -----------
Increase (decrease) in net assets                14,596,567    1,598,824     16,008,366   (16,831,062)   9,007,323
Net assets at beginning of period               151,793,970   22,668,556     60,112,261    72,158,552   20,280,840
                                               ------------  -----------   ------------  ------------  -----------
Net assets at end of period                    $166,390,537  $24,267,380   $ 76,120,627  $ 55,327,490  $29,288,163
                                               ============  ===========   ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                     1,555,612       50,305      1,570,976       150,889      708,481
   Units redeemed                                (3,460,760)    (788,748)    (1,108,099)   (1,922,266)    (265,809)
   Units transferred                              2,054,880      746,101        474,481      (743,450)     141,140
                                               ------------  -----------   ------------  ------------  -----------
Increase (decrease) in units outstanding            149,732        7,658        937,358    (2,514,827)     583,812
Beginning units                                  16,561,610    3,386,456      6,262,591     9,335,143    1,933,183
                                               ------------  -----------   ------------  ------------  -----------
Ending units                                     16,711,342    3,394,114      7,199,949     6,820,316    2,516,995
                                               ============  ===========   ============  ============  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                 Columbia
                                                                                                  Asset
                                                                                                Allocation
                                                Short-Term   SmallCap    SmallCap   West Coast     Fund,
                                                  Income      Growth      Value       Equity     Variable
                                                 Account      Account    Account     Account      Series
                                                (Class 2)    (Class 2)  (Class 2)   (Class 2)    (Class A)
                                               -----------  ----------  ---------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   112,196  $  (17,263) $   (747)  $  (153,891) $   42,222
   Net realized gains (losses)                    (101,507)     34,024    10,345       599,584     171,898
   Change in net unrealized appreciation
      (depreciation) of investments                 85,641      23,535     9,866       765,704    (115,410)
                                               -----------  ----------  --------   -----------  ----------
      Increase (decrease) in net assets from
         operations                                 96,330      40,296    19,464     1,211,397      98,710
                                               -----------  ----------  --------   -----------  ----------
From capital transactions:
   Net proceeds from units sold                     20,263     124,076   152,268     2,303,405           0
   Cost of units redeemed                       (2,182,543)   (246,685)  (10,934)   (2,074,537)    (68,682)
   Net transfers                                   144,501      10,038    84,698     2,885,327     (45,648)
   Contract maintenance charge                      (1,706)       (235)      (77)       (2,382)       (278)
                                               -----------  ----------  --------   -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                   (2,019,485)   (112,806)  225,955     3,111,813    (114,608)
                                               -----------  ----------  --------   -----------  ----------
Increase (decrease) in net assets               (1,923,155)    (72,510)  245,419     4,323,210     (15,898)
Net assets at beginning of period                5,083,545   1,067,052    14,625    10,079,033   1,389,269
                                               -----------  ----------  --------   -----------  ----------
Net assets at end of period                    $ 3,160,390  $  994,542  $260,044   $14,402,243  $1,373,371
                                               ===========  ==========  ========   ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        3,092      17,940    14,883       198,637           0
   Units redeemed                                 (337,664)    (37,516)   (1,027)     (178,092)     (6,390)
   Units transferred                                21,937         904     8,220       249,412      (4,230)
                                               -----------  ----------  --------   -----------  ----------
Increase (decrease) in units outstanding          (312,635)    (18,672)   22,076       269,957     (10,620)
Beginning units                                    792,896     166,608     1,465       904,287     132,012
                                               -----------  ----------  --------   -----------  ----------
Ending units                                       480,261     147,936    23,541     1,174,244     121,392
                                               ===========  ==========  ========   ===========  ==========

                                                                Columbia Small                   Columbia Marsico
                                                Columbia Large  Company Growth   Columbia High   Focused Equities  Columbia Marsico
                                               Cap Value Fund,  Fund, Variable    Yield Fund,     Fund, Variable     Growth Fund,
                                               Variable Series      Series      Variable Series       Series        Variable Series
                                                  (Class A)        (Class A)       (Class A)         (Class A)         (Class A)
                                               ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  111,916       $  (63,462)     $   260,160      $(1,100,964)       $ (100,306)
   Net realized gains (losses)                      810,976          910,537          658,169        1,752,886           180,727
   Change in net unrealized appreciation
      (depreciation) of investments                 164,332         (435,603)       1,764,612        4,205,167           197,092
                                                 ----------       ----------      -----------      -----------        ----------
      Increase (decrease) in net assets from
         operations                               1,087,224          411,472        2,682,941        4,857,089           277,513
                                                 ----------       ----------      -----------      -----------        ----------
From capital transactions:
   Net proceeds from units sold                     612,275          107,800        3,136,792       13,819,279           397,962
   Cost of units redeemed                          (628,591)        (261,657)      (3,329,689)      (6,996,048)         (676,771)
   Net transfers                                   (207,065)        (181,169)      (1,146,577)       4,784,906            65,744
   Contract maintenance charge                         (919)            (417)          (3,100)          (7,335)             (762)
                                                 ----------       ----------      -----------      -----------        ----------
      Increase (decrease) in net assets from
         capital transactions                      (224,300)        (335,443)      (1,342,574)      11,600,802          (213,827)
                                                 ----------       ----------      -----------      -----------        ----------
Increase (decrease) in net assets                   862,924           76,029        1,340,367       16,457,891            63,686
Net assets at beginning of period                 6,780,888        3,985,116       29,412,528       62,097,834         6,596,770
                                                 ----------       ----------      -----------      -----------        ----------
Net assets at end of period                      $7,643,812       $4,061,145      $30,752,895      $78,555,725        $6,660,456
                                                 ==========       ==========      ===========      ===========        ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        51,035            9,067          209,952        1,233,225            39,179
   Units redeemed                                   (52,882)         (22,225)        (223,946)        (621,938)          (66,754)
   Units transferred                                (16,614)         (15,798)         (77,510)         428,481             5,860
                                                 ----------       ----------      -----------      -----------        ----------
Increase (decrease) in units outstanding            (18,461)         (28,956)         (91,504)       1,039,768           (21,715)
Beginning units                                     599,870          366,653        2,033,900        5,556,354           651,793
                                                 ----------       ----------      -----------      -----------        ----------
Ending units                                        581,409          337,697        1,942,396        6,596,122           630,078
                                                 ==========       ==========      ===========      ===========        ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                     Columbia Marsico
                                                                                       International
                                                Columbia Marsico   Columbia Mid Cap    Opportunities       Asset
                                               21st Century Fund,     Growth Fund,    Fund, Variable    Allocation   Global Growth
                                                 Variable Series    Variable Series       Series           Fund           Fund
                                                    (Class A)          (Class A)         (Class B)       (Class 2)     (Class 2)
                                               ------------------  ----------------  ----------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                    $  (25,031)        $  (33,020)      $  (91,741)     $  1,012,001  $ (2,924,978)
   Net realized gains (losses)                         99,423            150,895          596,443         4,097,070     5,486,056
   Change in net unrealized appreciation
      (depreciation) of investments                   223,990            182,013          902,032        11,837,780    69,138,605
                                                   ----------         ----------       ----------      ------------  ------------
      Increase (decrease) in net assets from
         operations                                   298,382            299,888        1,406,734        16,946,851    71,699,683
                                                   ----------         ----------       ----------      ------------  ------------
From capital transactions:
   Net proceeds from units sold                       132,300             21,782          576,060         1,826,054    88,189,273
   Cost of units redeemed                             (40,589)          (132,230)        (566,387)      (20,261,285)  (36,548,217)
   Net transfers                                      241,745             69,946          (90,459)       21,627,229    86,275,882
   Contract maintenance charge                           (166)              (290)            (864)          (50,992)      (73,801)
                                                   ----------         ----------       ----------      ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                         333,290            (40,792)         (81,650)        3,141,006   137,843,137
                                                   ----------         ----------       ----------      ------------  ------------
Increase (decrease) in net assets                     631,672            259,096        1,325,084        20,087,857   209,542,820
Net assets at beginning of period                   1,520,921          1,906,504        6,614,879       129,113,737   312,995,114
                                                   ----------         ----------       ----------      ------------  ------------
Net assets at end of period                        $2,152,593         $2,165,600       $7,939,963      $149,201,594  $522,537,934
                                                   ==========         ==========       ==========      ============  ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                           8,867              2,263           33,201           120,547     4,472,031
   Units redeemed                                      (2,742)           (14,510)         (32,944)       (1,336,102)   (1,842,113)
   Units transferred                                   16,189              8,260           (4,620)        1,427,707     4,357,275
                                                   ----------         ----------       ----------      ------------  ------------
Increase (decrease) in units outstanding               22,314             (3,987)          (4,363)          212,152     6,987,193
Beginning units                                       111,169            228,270          411,931         9,064,421    17,105,037
                                                   ----------         ----------       ----------      ------------  ------------
Ending units                                          133,483            224,283          407,568         9,276,573    24,092,230
                                                   ==========         ==========       ==========      ============  ============

                                                                                 Asset         Cash
                                                              Growth-Income   Allocation    Management
                                                Growth Fund       Fund           Fund          Fund       Growth Fund
                                                 (Class 2)      (Class 2)      (Class 3)     (Class 3)     (Class 3)
                                               -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (4,917,354)  $    712,339   $    651,145  $    150,063  $ (2,518,625)
   Net realized gains (losses)                   15,644,798     24,122,503      1,608,219       248,773     4,833,899
   Change in net unrealized appreciation
      (depreciation) of investments              47,402,404     62,706,918      7,293,461       170,497    36,788,689
                                               ------------   ------------   ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                              58,129,848     87,541,760      9,552,825       569,333    39,103,963
                                               ------------   ------------   ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                 115,871,915     94,294,948        637,159       170,627     2,736,753
   Cost of units redeemed                       (61,686,736)   (67,873,045)   (11,222,331)  (10,646,705)  (73,070,864)
   Net transfers                                 77,270,559     69,266,374      1,124,377    12,417,021   (13,721,863)
   Contract maintenance charge                     (132,610)      (146,833)       (26,523)       (8,907)     (156,745)
                                               ------------   ------------   ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   131,323,128     95,541,444     (9,487,318)    1,932,036   (84,212,719)
                                               ------------   ------------   ------------  ------------  ------------
Increase (decrease) in net assets               189,452,976    183,083,204         65,507     2,501,369   (45,108,756)
Net assets at beginning of period               605,616,325    601,415,194     75,989,381    15,694,797   496,145,405
                                               ------------   ------------   ------------  ------------  ------------
Net assets at end of period                    $795,069,301   $784,498,398   $ 76,054,888  $ 18,196,166  $451,036,649
                                               ============   ============   ============  ============  ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                     6,069,253      5,586,999         14,548         7,897        15,973
   Units redeemed                                (3,221,284)    (4,018,608)      (251,848)     (497,509)     (424,382)
   Units transferred                              4,010,371      4,064,132         26,497       580,877       (80,709)
                                               ------------   ------------   ------------  ------------  ------------
Increase (decrease) in units outstanding          6,858,340      5,632,523       (210,803)       91,265      (489,118)
Beginning units                                  32,609,118     37,438,659      1,812,146       745,114     2,965,878
                                               ------------   ------------   ------------  ------------  ------------
Ending units                                     39,467,458     43,071,182      1,601,343       836,379     2,476,760
                                               ============   ============   ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                U.S.
                                                              High-Income                  Government/AAA-   Growth and
                                               Growth-Income      Bond     International  Rated Securities     Income
                                                    Fund          Fund          Fund            Fund          Portfolio
                                                 (Class 3)     (Class 3)     (Class 3)        (Class 3)      (Class VC)
                                               -------------  -----------  -------------  ----------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    977,346   $ 1,591,913  $    364,066     $   807,494     $   (411,119)
   Net realized gains (losses)                    9,361,075    (1,316,843)    3,160,996      (1,033,960)      10,743,885
   Change in net unrealized appreciation
      (depreciation) of investments              48,688,744     2,824,444    15,067,440         954,473       20,672,859
                                               ------------   -----------  ------------     -----------     ------------
      Increase (decrease) in net assets from
         operations                              59,027,165     3,099,514    18,592,502         728,007       31,005,625
                                               ------------   -----------  ------------     -----------     ------------
From capital transactions:
   Net proceeds from units sold                   2,634,684       134,118       707,923         237,992       17,973,348
   Cost of units redeemed                       (69,216,550)   (6,790,378)  (16,007,937)     (6,171,650)     (19,077,607)
   Net transfers                                 (3,726,649)      251,566     3,716,476      (1,693,050)      27,962,988
   Contract maintenance charge                     (168,828)      (13,891)      (37,267)        (12,600)         (48,528)
                                               ------------   -----------  ------------     -----------     ------------
      Increase (decrease) in net assets from
         capital transactions                   (70,477,343)   (6,418,585)  (11,620,805)     (7,639,308)      26,810,201
                                               ------------   -----------  ------------     -----------     ------------
Increase (decrease) in net assets               (11,450,178)   (3,319,071)    6,971,697      (6,911,301)      57,815,826
Net assets at beginning of period               469,155,690    36,815,196   113,464,916      38,870,364      188,203,284
                                               ------------   -----------  ------------     -----------     ------------
Net assets at end of period                    $457,705,512   $33,496,125  $120,436,613     $31,959,063     $246,019,110
                                               ============   ===========  ============     ===========     ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        21,768         2,210        15,781           7,642        1,410,321
   Units redeemed                                  (564,667)     (104,686)     (351,078)       (197,660)      (1,493,769)
   Units transferred                                (30,744)        4,281        77,204         (55,348)       2,182,281
                                               ------------   -----------  ------------     -----------     ------------
Increase (decrease) in units outstanding           (573,643)      (98,195)     (258,093)       (245,366)       2,098,833
Beginning units                                   4,017,990       587,965     2,663,104       1,242,128       15,827,941
                                               ------------   -----------  ------------     -----------     ------------
Ending units                                      3,444,347       489,770     2,405,011         996,762       17,926,774
                                               ============   ===========  ============     ===========     ============

                                                  Mid Cap     BB&T Capital   BB&T Large  BB&T Large
                                                   Value     Manager Equity      Cap         Cap     BB&T Mid Cap
                                                 Portfolio         VIF       Growth VIF      VIF      Growth VIF
                                                (Class VC)      Portfolio     Portfolio   Portfolio    Portfolio
                                               ------------  --------------  ----------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,128,838)   $   (4,636)    $ (1,045)  $   (3,723)  $  (16,301)
   Net realized gains (losses)                   12,142,184        82,481          696        1,322       74,305
   Change in net unrealized appreciation
      (depreciation) of investments              (1,229,974)      200,718       10,423      171,215      (31,730)
                                               ------------    ----------     --------   ----------   ----------
      Increase (decrease) in net assets from
         operations                               9,783,372       278,563       10,074      168,814       26,274
                                               ------------    ----------     --------   ----------   ----------
From capital transactions:
   Net proceeds from units sold                   1,021,516     2,412,800      168,624      718,850      863,326
   Cost of units redeemed                       (15,633,517)     (155,621)        (809)     (14,711)     (40,221)
   Net transfers                                (10,427,213)      983,847       30,052    1,163,019    1,255,974
   Contract maintenance charge                      (38,550)          (30)         (34)         (54)         (45)
                                               ------------    ----------     --------   ----------   ----------
      Increase (decrease) in net assets from
         capital transactions                   (25,077,764)    3,240,996      197,833    1,867,104    2,079,034
                                               ------------    ----------     --------   ----------   ----------
Increase (decrease) in net assets               (15,294,392)    3,519,559      207,907    2,035,918    2,105,308
Net assets at beginning of period               113,685,375        35,013       17,602      138,082      237,746
                                               ------------    ----------     --------   ----------   ----------
Net assets at end of period                    $ 98,390,983    $3,554,572     $225,509   $2,174,000   $2,343,054
                                               ============    ==========     ========   ==========   ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        72,736       219,815       16,744       63,084       79,798
   Units redeemed                                (1,117,504)      (13,728)         (83)      (1,242)      (3,737)
   Units transferred                               (764,595)       88,439        2,928       99,394      117,156
                                               ------------    ----------     --------   ----------   ----------
Increase (decrease) in units outstanding         (1,809,363)      294,526       19,589      161,236      193,217
Beginning units                                   8,338,434         3,383        1,703       13,166       22,213
                                               ------------    ----------     --------   ----------   ----------
Ending units                                      6,529,071       297,909       21,292      174,402      215,430
                                               ============    ==========     ========   ==========   ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                BB&T Special
                                               Opportunities     BB&T Total
                                                 Equity VIF   Return Bond VIF
                                                 Portfolio       Portfolio
                                               -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (24,688)     $   41,485
   Net realized gains (losses)                      97,318            (105)
   Change in net unrealized appreciation
      (depreciation) of investments                296,921          11,430
                                                ----------      ----------
      Increase (decrease) in net assets from
         operations                                369,551          52,810
                                                ----------      ----------
From capital transactions:
   Net proceeds from units sold                  1,272,388       1,056,682
   Cost of units redeemed                          (54,603)        (57,456)
   Net transfers                                 1,513,579       1,750,314
   Contract maintenance charge                         (78)            (32)
                                                ----------      ----------
      Increase (decrease) in net assets from
         capital transactions                    2,731,286       2,749,508
                                                ----------      ----------
Increase (decrease) in net assets                3,100,837       2,802,318
Net assets at beginning of period                  248,845         268,549
                                                ----------      ----------
Net assets at end of period                     $3,349,682      $3,070,867
                                                ==========      ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                      111,769         105,566
   Units redeemed                                   (4,740)         (5,686)
   Units transferred                               132,160         174,088
                                                ----------      ----------
Increase (decrease) in units outstanding           239,189         273,968
Beginning units                                     24,009          26,825
                                                ----------      ----------
Ending units                                       263,198         300,793
                                                ==========      ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     American Pathway II, Polaris, Polaris Advantage, Polaris Advisor, Polaris Choice, Polaris Choice II, Polaris Choice III, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, PolarisAmerica, WM Diversified Strategies, and WM Diversified Strategies III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 177 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Fund, Inc. (the "Principal Fund"), (5) the three currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class A and Class B investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (8) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (9) the six currently available investment portfolios of the BB&T Variable Insurance Fund (the

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     "BB&T Fund"), or (10) the five currently available investment portfolios of the MTB Group of Funds (the "MTB Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the Principal Fund and the American Series, the Class B shares in the Columbia Trust I, the Class II shares in the Van Kampen Trust, the Class 3 shares of the Anchor Series Trust and SunAmerica Trust, and the shares of the MTB Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the BB&T Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Principal Fund, the Columbia Trust, the Columbia Trust I, the American Series, the Lord Abbett Fund, the BB&T Fund, and the MTB Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

     Prior to March 14, 2006, the BB&T Large Cap VIF Portfolio was formerly named BB&T Large Cap Value VIF Portfolio and the BB&T Large Cap Growth VIF Portfolio was formerly named BB&T Large Company Growth VIF Portfolio.

     On May 1, 2006, three portfolios of the Nations Separate Account Trust (the "Nations Trust") became three portfolios of the Columbia Trust. The changes included merging the three portfolios of the Nations Trust into three Liberty portfolios of the Stein Roe Variable Insurance Trust (the "Stein Roe Trust") and renaming the portfolios and the Trust. On that date, all assets and liabilities of the three portfolios of the Nations Trust were transferred to the three Liberty portfolios of the Stein Roe Trust with the same net asset value as the net assets transferred. At the same time, all assets and liabilities of the three Liberty portfolios of the Stein Roe Trust were transferred to the three Columbia Trust portfolios with the same net asset value as the net assets transferred. These changes did not result in tax consequences and the unit value of each Variable Account remained the same. The predecessor and current portfolios before and after the changes are listed below.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

Predecessor Nations Trust Portfolio   Current Columbia Trust Portfolio
-----------------------------------   --------------------------------
Nations Value                         Columbia Large Cap Value, Variable Series
Nations Asset Allocation              Columbia Asset Allocation, Variable Series
Nations Small Company                 Columbia Small Company Growth, Variable Series

     On May 1, 2006, the following portfolios and Trust were renamed. The predecessor and current portfolios and trusts before and after the change are listed below.

Predecessor Nations Trust Portfolio   Current Columbia Trust I Portfolio
-----------------------------------   --------------------------------
Nations Marsico 21st Century          Columbia Marsico 21st Century, Variable Series
Nations Marsico Focused Equities      Columbia Marsico Focused Equities, Variable Series
Nations Marsico Growth                Columbia Marsico Growth, Variable Series
Nations High Yield Bond               Columbia High Yield, Variable Series
Nations Marsico MidCap Growth         Columbia Marsico Mid Cap Growth, Variable Series
Nations Marsico International         Columbia Marsico International Opportunities,
   Opportunities                         Variable Series

     Prior to August 15, 2006, the Van Kampen Strategic Growth Portfolio was formerly named Van Kampen Emerging Growth Portfolio. Prior to October 2, 2006, the Columbia Mid Cap Growth Fund Variable Series was formerly named Columbia Marsico Mid Cap Growth Fund Variable Series.

     Effective October 2, 2006, the Columbia Trust replaced the unnamed class of shares of Columbia Marsico Focused Equities, Variable Series, Columbia Marsico Growth, Variable Series, Columbia Marsico 21st Century, Variable Series and Columbia Mid Cap Growth, Variable Series portfolios, which were subject to 12b-1 distribution fees that were waived, with Class A shares which are not subject to 12b-1 distribution fees. On the same date, the Columbia Trust I replaced the unnamed class of shares of Columbia Marsico International Opportunities, Variable Series portfolio, which was subject to 12b-1 distribution fees, with Class B shares which remain subject to 12b-1 distribution fees.

     On January 5, 2007, the portfolios of the WM Trust were reorganized into the Principal Fund. On that date, the Variable Accounts that invested in portfolios of the WM Trust exchanged their shares in the portfolios of the WM Trust for shares with an equal value in similar portfolios of the Principal Fund. The predecessor and current portfolios before and after the changes are listed below.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

Predecessor WM Trust Portfolio        Current Principal Fund Portfolio
-------------------------------       --------------------------------
International Growth Fund             Diversified International Account
Equity Income Fund                    Equity Income Account I
Growth Fund                           Growth Account
Income Fund                           Income Account
Growth & Income Fund                  LargeCap Blend Account
Mid Cap Stock Fund                    MidCap Stock Account
Money Market Fund                     Money Market Account
U.S. Government Securities Fund       Mortgage Securities Account
REIT Fund                             Real Estate Securities Account
Balanced Portfolio                    SAM Balanced Portfolio
Conservative Balanced Portfolio       SAM Conservative Balanced Portfolio
Conservative Growth Portfolio         SAM Conservative Growth Portfolio
Flexible Income Portfolio             SAM Flexible Income Portfolio
Strategic Growth Portfolio            SAM Strategic Growth Portfolio
Short Term Income Fund                Short-Term Income Account
Small Cap Growth Fund                 SmallCap Growth Account
Small Cap Value Fund                  SmallCap Value Account
West Coast Equity Fund                West Coast Equity Account

     On February 12, 2007, the Large Cap Growth VIF of the BB&T Fund was merged with and into the Large Cap VIF. On that date, all assets and liabilities of the Large Cap Growth VIF were transferred to the Large Cap VIF in exchange for shares of the Large Cap VIF with the same net assets value as the net assets transferred. The unit value of each Variable Account remained the same and the merger was a tax-free reorganization. After the transfer, shares of the Large Cap VIF were distributed to shareholders of the Large Cap Growth VIF tax-free in liquidation of the Large Cap Growth VIF.

     Prior to May 1, 2007, the Equity Opportunities Portfolio was formerly named Federated American Leaders Portfolio, the Marsico Focused Growth Portfolio was formerly named Marsico Growth Portfolio, the Mid-Cap Growth Portfolio was formerly named MFS Mid-Cap Growth Portfolio, the Balanced Portfolio was formerly named SunAmerica Balanced Portfolio, the Fundamental Growth Portfolio was formerly named Putnam Growth: Voyager Portfolio and the Capital Growth Portfolio was formerly named Goldman Sachs Research Portfolio.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4% assumed interest rate.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     RECENT ACCOUNTING STANDARDS: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (the "Statement"). This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Separate Account will adopt this guidance effective January 1, 2008. The Separate Account's adoption of this guidance is not expected to have a material effect on the Separate Account's financial position and results of operations.

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge of $30 or $35 (which may vary based on state) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: American

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%;
     PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM Diversified Strategies, 1.40%, 1.55% or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72% or 1.97%; WM Diversified Strategies III, 1.55%, 1.70% or 1.95%; Polaris Platinum II, 1.52% or 1.77%; Polaris Choice II, 1.52%, 1.72% or 1.97%; Polaris Advisor, 1.52%, 1.72% or 1.97%;
     Polaris Choice III, 1.52%, 1.77% or 2.02%; Polaris Preferred Solution, 1.15%, 1.40%, 1.55%, 1.65%, 1.80% or 2.05%; Polaris Advantage, 1.65% or
     1.90%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, PolarisAmerica, Polaris Platinum, Polaris Platinum II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee will range up to 0.45% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee ranges from 0.10% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS AND MARKETLOCK FOR LIFE PLUS
     FEE: The optional MarketLock, MarketLock for Two, Income Rewards and MarketLock for Life Plus features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage. The MarketLock for Two feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage. The annual fee is 0.65% for one covered person or 0.90% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit. Premium taxes are recorded as redemptions in the Statement of Changes in Net Assets.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2007 consist of the following:

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)               $ 17,282,066     $ 62,060,817
Capital Appreciation Portfolio (Class 1)             93,856,257      181,224,661
Government and Quality Bond Portfolio (Class 1)      30,542,995       60,692,111
Growth Portfolio (Class 1)                           45,798,596       86,205,604
Natural Resources Portfolio (Class 1)                24,877,464       47,947,016
Asset Allocation Portfolio (Class 2)                  3,610,747        3,148,056
Capital Appreciation Portfolio (Class 2)             22,595,336       30,227,986
Government and Quality Bond Portfolio (Class 2)      13,607,209       21,334,985
Growth Portfolio (Class 2)                           10,722,165       16,850,336
Natural Resources Portfolio (Class 2)                10,771,858       15,877,464
Asset Allocation Portfolio (Class 3)                  8,193,085        4,994,721
Capital Appreciation Portfolio (Class 3)            128,827,741       63,978,473
Government and Quality Bond Portfolio (Class 3)     182,955,075       36,916,552
Growth Portfolio (Class 3)                           53,706,000       21,100,344
Natural Resources Portfolio (Class 3)                70,132,298       27,546,429

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)              $ 10,159,938     $ 38,552,197
Alliance Growth Portfolio (Class 1)                   7,756,479      158,984,355
Balanced Portfolio (Class 1)                          4,584,262       31,187,215
Blue Chip Growth Portfolio (Class 1)                  3,120,621        5,724,103
Capital Growth Portfolio (Class 1)                    2,102,069        4,630,087
Cash Management Portfolio (Class 1)                 235,469,603      207,005,846
Corporate Bond Portfolio (Class 1)                   14,539,076       27,041,240
Davis Venture Value Portfolio (Class 1)              68,673,222      319,853,999

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
SUNAMERICA TRUST (continued):
"Dogs" of Wall Street Portfolio (Class 1)          $  5,189,991     $ 18,442,814
Emerging Markets Portfolio (Class 1)                 34,704,378       38,834,960
Equity Opportunities Portfolio (Class 1)             11,150,295       30,358,315
Fundamental Growth Portfolio (Class 1)                  694,812       35,222,030
Global Bond Portfolio (Class 1)                      16,062,717       15,584,465
Global Equities Portfolio (Class 1)                   4,190,078       41,203,247
Growth Opportunities Portfolio (Class 1)              6,134,459        8,765,975
Growth-Income Portfolio (Class 1)                     9,553,720      131,606,762
High-Yield Bond Portfolio (Class 1)                  47,502,365       94,367,362
International Diversified Equities Portfolio
   (Class 1)                                         19,120,493       46,293,832
International Growth & Income Portfolio
   (Class 1)                                         34,926,033       54,949,962
Marsico Focused Growth Portfolio (Class 1)            8,915,874       24,051,732
MFS Massachusetts Investors Trust Portfolio
   (Class 1)                                          1,789,220       35,970,364
MFS Total Return Portfolio (Class 1)                 31,742,468       86,860,959
Mid-Cap Growth Portfolio (Class 1)                    7,902,841       35,937,298
Real Estate Portfolio (Class 1)                      24,059,052       58,674,632
Technology Portfolio (Class 1)                       10,033,758        6,744,084
Telecom Utility Portfolio (Class 1)                   7,754,548       15,344,604
Worldwide High Income Portfolio (Class 1)             5,558,143       14,014,543
Aggressive Growth Portfolio (Class 2)                 2,946,710        4,436,188
Alliance Growth Portfolio (Class 2)                   2,641,291       16,366,658
Balanced Portfolio (Class 2)                          1,649,635        3,991,197
Blue Chip Growth Portfolio (Class 2)                    632,970        2,900,009
Capital Growth Portfolio (Class 2)                    1,162,025        1,807,534
Cash Management Portfolio (Class 2)                  71,555,635       60,336,091
Corporate Bond Portfolio (Class 2)                    7,536,171       10,238,746
Davis Venture Value Portfolio (Class 2)              15,821,940       38,880,383
"Dogs" of Wall Street Portfolio (Class 2)             2,597,535        5,470,662
Emerging Markets Portfolio (Class 2)                 11,410,135        9,533,332
Equity Opportunities Portfolio (Class 2)              3,104,441        4,736,617
Foreign Value Portfolio (Class 2)                     7,483,011       16,046,553
Fundamental Growth Portfolio (Class 2)                  312,352        1,737,223
Global Bond Portfolio (Class 2)                       3,797,067        3,783,304
Global Equities Portfolio (Class 2)                   4,004,315        4,684,709
Growth Opportunities Portfolio (Class 2)              1,615,363        2,821,807
Growth-Income Portfolio (Class 2)                     2,135,790        9,127,225

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
SUNAMERICA TRUST (continued):
High-Yield Bond Portfolio (Class 2)                $  9,852,812     $ 16,014,751
International Diversified Equities Portfolio
   (Class 2)                                          6,852,788       14,852,311
International Growth & Income Portfolio
   (Class 2)                                          8,531,294       10,139,792
Marsico Focused Growth Portfolio (Class 2)            4,901,363       10,165,938
MFS Massachusetts Investors Trust Portfolio
   (Class 2)                                          1,083,549        5,643,377
MFS Total Return Portfolio (Class 2)                 13,647,219       24,739,820
Mid-Cap Growth Portfolio (Class 2)                    4,135,243       11,867,285
Real Estate Portfolio (Class 2)                       8,937,882       13,667,788
Small & Mid Cap Value Portfolio (Class 2)            10,809,062       13,143,054
Technology Portfolio (Class 2)                        2,663,893        3,013,222
Telecom Utility Portfolio (Class 2)                   2,040,897        2,778,033
Worldwide High Income Portfolio (Class 2)             1,394,912        1,673,902
Aggressive Growth Portfolio (Class 3)                10,041,204        6,858,123
Alliance Growth Portfolio (Class 3)                  44,354,433       24,909,906
American Funds Asset Allocation SAST Portfolio
   (Class 3)                                         18,118,627          573,245
American Funds Global Growth SAST Portfolio
   (Class 3)                                         58,547,218          880,735
American Funds Growth SAST Portfolio (Class 3)       83,271,908        1,122,424
American Funds Growth-Income SAST Portfolio
   (Class 3)                                         81,526,173          419,326
Balanced Portfolio (Class 3)                          5,230,321        3,696,388
Blue Chip Growth Portfolio (Class 3)                  7,656,773        4,155,158
Capital Growth Portfolio (Class 3)                   34,455,619        2,114,693
Cash Management Portfolio (Class 3)                 223,338,088      160,282,215
Corporate Bond Portfolio (Class 3)                  152,778,006       14,664,152
Davis Venture Value Portfolio (Class 3)             161,397,961       38,874,610
"Dogs" of Wall Street Portfolio (Class 3)             7,574,363        6,168,969
Emerging Markets Portfolio (Class 3)                 83,522,929       19,579,490
Equity Opportunities Portfolio (Class 3)             15,551,974        9,930,667
Foreign Value Portfolio (Class 3)                    68,944,934       59,333,763
Fundamental Growth Portfolio (Class 3)               52,169,316        3,401,924
Global Bond Portfolio (Class 3)                      35,464,065       10,378,649
Global Equities Portfolio (Class 3)                  11,217,899        6,578,484
Growth Opportunities Portfolio (Class 3)             17,523,920        5,711,845
Growth-Income Portfolio (Class 3)                     7,618,230        5,453,719
High-Yield Bond Portfolio (Class 3)                  37,601,958       33,716,933
International Diversified Equities Portfolio
   (Class 3)                                         67,655,472       26,718,025
International Growth & Income Portfolio
   (Class 3)                                        137,807,642       12,281,093

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
SUNAMERICA TRUST (continued):
Marsico Focused Growth Portfolio (Class 3)         $ 14,099,883     $  7,145,874
MFS Massachusetts Investors Trust Portfolio
   (Class 3)                                          3,937,084        9,159,170
MFS Total Return Portfolio (Class 3)                 85,298,261       26,252,887
Mid-Cap Growth Portfolio (Class 3)                   16,814,540       15,465,622
Real Estate Portfolio (Class 3)                      90,365,087       17,535,912
Small & Mid Cap Value Portfolio (Class 3)           108,749,817       32,726,517
Small Company Value Portfolio (Class 3)              53,311,554        2,472,926
Technology Portfolio (Class 3)                       11,926,972        4,810,242
Telecom Utility Portfolio (Class 3)                   6,400,780        1,328,156
Worldwide High Income Portfolio (Class 3)             3,005,110        1,113,001

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                 $ 46,862,940     $ 71,416,916
Growth and Income Portfolio                         127,128,017       64,285,276
Strategic Growth Portfolio                            3,259,811        7,823,318

PRINCIPAL FUND:
Diversified International Account (Class 1)        $  3,183,441     $    568,999
Equity Income Account I (Class 1)                     8,528,746        6,826,546
Growth Account (Class 1)                                155,167          186,009
Income Account (Class 1)                              3,602,703        2,330,659
LargeCap Blend Account (Class 1)                      1,205,395        1,356,619
MidCap Stock Account (Class 1)                        1,292,736        1,509,573
Money Market Account (Class 1)                        3,786,569        3,091,429
Mortgage Securities Account (Class 1)                   905,128        2,905,957
Real Estate Securities Account (Class 1)              1,120,361          584,597
SAM Balanced Portfolio (Class 1)                     10,764,248       25,268,726
SAM Conservative Balanced Portfolio (Class 1)         1,473,914        2,380,494
SAM Conservative Growth Portfolio (Class 1)           2,540,374       10,678,892
SAM Flexible Income Portfolio (Class 1)               4,078,710        4,751,514
SAM Strategic Growth Portfolio (Class 1)              1,651,175        3,552,750
Short-Term Income Account (Class 1)                     305,532          483,275
SmallCap Growth Account (Class 1)                       140,406          414,431
SmallCap Value Account (Class 1)                        218,534           29,171
West Coast Equity Account (Class 1)                   3,388,516        3,679,155
Diversified International Account (Class 2)           3,797,425        1,279,476

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
PRINCIPAL FUND (continued):
Equity Income Account I (Class 2)                  $ 13,359,653     $  9,733,318
Growth Account (Class 2)                                114,137          286,205
Income Account (Class 2)                              1,883,881        4,870,257
LargeCap Blend Account (Class 2)                        398,586        1,509,958
MidCap Stock Account (Class 2)                          520,587        1,627,742
Money Market Account (Class 2)                       10,385,876        8,673,059
Mortgage Securities Account (Class 2)                   374,962        2,098,240
Real Estate Securities Account (Class 2)              1,199,758          773,571
SAM Balanced Portfolio (Class 2)                     14,390,232       44,459,551
SAM Conservative Balanced Portfolio (Class 2)         2,443,607        8,038,662
SAM Conservative Growth Portfolio (Class 2)           5,991,879       18,747,406
SAM Flexible Income Portfolio (Class 2)               5,355,221       16,308,861
SAM Strategic Growth Portfolio (Class 2)              4,589,176        5,473,177
Short-Term Income Account (Class 2)                     583,973        1,375,521
SmallCap Growth Account (Class 2)                        69,306          341,832
SmallCap Value Account (Class 2)                        128,505           77,197
West Coast Equity Account (Class 2)                   1,157,346        4,437,647

COLUMBIA TRUST (Class A):
Columbia Asset Allocation Fund, Variable Series    $    236,559     $    129,026
Columbia Large Cap Value Fund, Variable Series        1,710,542          910,613
Columbia Small Company Growth Fund, Variable
   Series                                               105,076          497,469

COLUMBIA TRUST I:
Columbia High Yield Fund, Variable Series
   (Class A)                                       $  5,970,334     $  7,579,826
Columbia Marsico Focused Equities Fund,
   Variable Series (Class A)                         11,875,284       15,620,705
Columbia Marsico Growth Fund, Variable Series
   (Class A)                                            787,332          787,866
Columbia Marsico 21st Century Fund, Variable
   Series (Class A)                                     402,058          219,645
Columbia Mid Cap Growth Fund, Variable Series
   (Class A)                                            465,976          399,677
Columbia Marsico International Opportunities
   Fund, Variable Series (Class B)                    1,073,322          943,501

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
AMERICAN SERIES:
Asset Allocation Fund (Class 2)                    $ 21,439,421     $ 20,972,709
Global Growth Fund (Class 2)                        102,377,489       68,077,258
Growth Fund (Class 2)                               122,443,464      116,910,106
Growth-Income Fund (Class 2)                        101,712,413      103,141,868
Asset Allocation Fund (Class 3)                       7,374,498       12,996,067
Cash Management Fund (Class 3)                       21,835,419       19,459,082
Growth Fund (Class 3)                                37,930,973       82,737,139
Growth-Income Fund (Class 3)                         21,953,247       77,599,458
High-Income Bond Fund (Class 3)                       5,877,168        8,971,623
International Fund (Class 3)                         10,938,146       22,591,087
U.S. Government/AAA-Rated Securities Fund
   (Class 3)                                          6,200,230        8,999,464

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                        $ 97,537,063     $ 47,371,058
Mid Cap Value Portfolio                              14,960,281       24,603,374

BB&T FUND:
BB&T Capital Manager Equity VIF Portfolio          $  2,268,751     $    515,558
BB&T Large Cap Growth VIF Portfolio (1)                  93,316          270,366
BB&T Large Cap VIF Portfolio                          3,178,240          738,760
BB&T Mid Cap Growth VIF Fund                          2,043,235          699,725
BB&T Special Opportunities Equity VIF Portfolio       7,177,887          376,839
BB&T Total Return Bond VIF Portfolio                  5,978,568          827,677

MTB TRUST:
MTB Large Cap Growth Fund II (2)                   $        215     $          2
MTB Large Cap Value Fund II (2)                           2,530                7
MTB Managed Allocation Fund - Aggressive
   Growth II (2)                                            211                2
MTB Managed Allocation Fund - Conservative
   Growth II (2)                                            209                2
MTB Managed Allocation Fund - Moderate
   Growth II (2)                                            211                2

(1)  For the period from January 1, 2007 through February 12, 2007.

(2)  For the period from February 5, 2007 (inception) through December 31, 2007.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2007, 2006, 2005, 2004, and 2003, follows:

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Asset Allocation Portfolio (Class 1)
2007    8,873,343    26.59 to  27.03       239,833,843   1.52% to 1.77%      2.74%       6.54%     to   6.81%
2006   11,018,438    24.95 to  25.31       278,843,708   1.52% to 1.77%      3.14%       9.37%     to   9.64%
2005   13,938,800    22.82 to  23.08       321,733,604   1.52% to 1.77%      2.95%       3.13%     to   3.39%
2004   17,122,617    22.12 to  22.33       382,278,134   1.52% to 1.77%      2.75%       8.40%     to   8.67%
2003   19,778,098    20.41 to  20.55       406,341,547   1.52% to 1.77%      3.56%      20.90%     to  21.21%

Capital Appreciation Portfolio (Class 1)
2007   12,544,886    14.57 to  54.81(8)    668,182,946   1.52% to 1.77%      0.33%      25.47%     to  25.78%
2006   15,756,681    11.61 to  43.57(8)    668,822,485   1.52% to 1.77%      0.14%       9.47%     to   9.74%
2005   19,508,840    10.61 to  39.70(8)    757,649,565   1.52% to 1.77%      0.29%       9.69%     to   9.96%
2004   24,027,428     9.67 to  36.11(8)    851,237,491   1.52% to 1.77%      0.00%       7.20%     to   7.47%
2003   27,625,806     9.02 to  33.60(8)    911,917,258   1.52% to 1.77%      0.00%      29.93%     to  30.26%

Government and Quality Bond Portfolio (Class 1)
2007   13,002,662    12.26 to  18.27       234,675,614   1.52% to 1.77%      3.75%       4.42%     to   4.69%
2006   15,018,602    11.75 to  17.46       259,295,419   1.52% to 1.77%      3.58%       1.49%     to   1.74%
2005   18,471,409    11.57 to  17.16       313,817,725   1.52% to 1.77%      3.79%       0.84%     to   1.09%
2004   21,889,014    11.48 to  16.97       368,063,059   1.52% to 1.77%      4.58%       1.59%     to   1.85%
2003   28,398,316    11.30 to  16.66       469,029,141   1.52% to 1.77%      3.81%       0.72%     to   0.98%

Growth Portfolio (Class 1)
2007    6,556,944    36.59 to  37.23       244,036,963   1.52% to 1.77%      0.69%       8.26%     to   8.53%
2006    8,365,889    33.80 to  34.31       286,915,866   1.52% to 1.77%      0.60%      11.30%     to  11.58%
2005   10,505,079    30.37 to  30.75       322,928,294   1.52% to 1.77%      0.87%       5.25%     to   5.51%
2004   12,878,108    28.86 to  29.14       375,237,336   1.52% to 1.77%      0.56%       8.91%     to   9.18%
2003   14,192,988    26.50 to  26.69       378,795,802   1.52% to 1.77%      0.55%      27.64%     to  27.96%

Natural Resources Portfolio (Class 1)
2007    3,208,730    65.85 to  67.01       214,948,823   1.52% to 1.77%      1.10%      37.74%     to  38.09%
2006    3,796,380    47.81 to  48.53       184,183,331   1.52% to 1.77%      0.63%      22.74%     to  23.05%
2005    4,551,838    38.95 to  39.44       179,488,507   1.52% to 1.77%      0.51%      43.55%     to  43.91%
2004    4,139,858    27.13 to  27.41       113,436,088   1.52% to 1.77%      0.75%      22.85%     to  23.16%
2003    4,047,710    22.09 to  22.25        90,042,277   1.52% to 1.77%      0.71%      45.13%     to  45.50%

Asset Allocation Portfolio (Class 2)
2007      700,449    26.07 to  26.78        18,679,976   1.52% to 1.97%      2.69%       6.17%     to   6.65%
2006      715,105    24.56 to  25.11        17,890,649   1.52% to 1.97%      3.08%       8.99%     to   9.48%
2005      771,375    22.54 to  22.94        17,640,251   1.52% to 1.97%      2.89%       2.77%     to   3.23%
2004      829,438    21.93 to  22.22        18,384,242   1.52% to 1.97%      2.76%       8.01%     to   8.49%
2003      622,230    20.30 to  20.48        12,717,893   1.52% to 1.97%      3.91%      20.49%     to  21.03%

Capital Appreciation Portfolio (Class 2)
2007    2,473,375    53.61 to  54.67(8)    134,461,434   1.40% to 1.97%      0.22%      25.07%     to  25.78%
2006    2,897,869    42.86 to  43.46(8)    125,440,101   1.40% to 1.97%      0.02%       9.08%     to   9.71%
2005    3,183,176    39.29 to  39.61(8)    125,735,996   1.40% to 1.97%      0.16%       9.30%     to   9.93%
2004    3,423,701    35.95 to  36.04(8)    123,237,079   1.40% to 1.97%      0.00%       6.82%     to   7.44%
2003    2,994,700    33.65 to  33.54(8)    100,495,406   1.40% to 1.97%      0.00%      29.48%     to  30.23%

Government and Quality Bond Portfolio (Class 2)
2007    6,197,491    17.66 to  18.13       111,935,603   1.52% to 1.97%      3.63%       4.06%     to   4.53%
2006    6,773,799    16.97 to  17.34       117,062,386   1.52% to 1.97%      3.51%       1.14%     to   1.59%
2005    7,329,772    16.78 to  17.07       124,714,245   1.52% to 1.97%      3.78%       0.49%     to   0.94%
2004    7,672,011    16.70 to  16.91       129,395,172   1.52% to 1.97%      4.66%       1.24%     to   1.70%
2003    7,704,078    16.49 to  16.63       127,810,283   1.52% to 1.97%      4.18%       0.37%     to   0.82%

Growth Portfolio (Class 2)
2007    1,878,339    36.06 to  36.94        69,224,882   1.52% to 1.97%      0.56%       7.89%     to   8.37%
2006    2,240,626    33.42 to  34.08        76,222,516   1.52% to 1.97%      0.47%      10.91%     to  11.41%
2005    2,499,894    30.13 to  30.59        76,357,097   1.52% to 1.97%      0.75%       4.88%     to   5.35%
2004    2,657,729    28.73 to  29.04        77,079,482   1.52% to 1.97%      0.46%       8.53%     to   9.02%
2003    2,210,630    26.47 to  26.64        58,824,652   1.52% to 1.97%      0.44%      27.20%     to  27.77%

Natural Resources Portfolio (Class 2)
2007      677,466    64.90 to  66.65        44,896,542   1.52% to 1.97%      1.00%      37.27%     to  37.88%
2006      804,761    47.28 to  48.34        38,673,206   1.52% to 1.97%      0.53%      22.31%     to  22.86%
2005      847,774    38.66 to  39.34        33,185,413   1.52% to 1.97%      0.41%      43.05%     to  43.69%(9)
2004      781,704    27.02 to  27.38        21,312,223   1.52% to 1.97%      0.70%      22.43%     to  22.98%
2003      565,717    22.07 to  22.26(8)     12,549,472   1.52% to 1.97%      0.62%      44.62%     to  45.26%

Asset Allocation Portfolio (Class 3)
2007    1,204,679    11.23 to  11.39(8)     31,765,835   1.15% to 2.05%      2.68%       5.72%     to   6.78%(9)
2006    1,134,571    10.63 to  10.67(8)     28,162,091   1.15% to 2.05%      3.41%       5.29%(12) to   5.69%(12)(9)
2005      750,594    22.52 to  22.83        17,058,830   1.52% to 1.97%      2.92%       2.67%     to   3.13%
2004      539,411    21.94 to  22.13        11,903,503   1.52% to 1.97%      2.85%       7.90%     to   8.39%
2003      140,877    20.33 to  20.42         2,872,884   1.52% to 1.97%      4.32%      20.36%     to  20.93%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Capital Appreciation Portfolio (Class 3)
2007    9,762,727    13.57 to  13.75(8)    521,705,334   1.15% to 2.05%      0.15%      24.76%     to  25.94%(9)
2006    9,288,929    10.88 to  10.92(8)    398,541,757   1.15% to 2.05%      0.00%       7.23%(12) to   7.55%(12)(9)
2005    6,681,856    38.85 to  39.43       262,830,722   1.52% to 1.97%      0.08%       9.20%     to   9.69%
2004    4,699,455    35.58 to  35.95       168,649,045   1.52% to 1.97%      0.00%       6.73%     to   7.20%
2003    1,741,037    33.33 to  33.53        58,331,792   1.52% to 1.97%      0.00%      29.41%     to  29.99%

Government and Quality Bond Portfolio (Class 3)
2007   31,310,811    10.52 to  10.65(8)    557,013,536   1.15% to 2.05%      3.80%       3.88%     to   4.81%(9)
2006   23,293,805    10.12 to  10.16(8)    399,803,235   1.15% to 2.05%      3.61%       1.03%(12) to   1.37%(12)(9)
2005   17,250,525    16.73 to  17.00       292,427,365   1.52% to 1.97%      3.79%       0.39%     to   0.84%
2004   12,740,224    16.67 to  16.85       214,338,476   1.52% to 1.97%      4.92%       1.14%     to   1.60%
2003    6,769,120    16.48 to  16.59       112,179,625   1.52% to 1.97%      5.05%       0.26%     to   0.71%

Growth Portfolio (Class 3)
2007    6,064,625    11.66 to  11.83(8)    218,730,283   1.15% to 2.05%      0.49%       7.41%     to   8.67%(9)
2006    5,660,379    10.86 to  10.89(8)    191,269,980   1.15% to 2.05%      0.41%       7.57%(12) to   7.93%(12)(9)
2005    4,809,610    30.05 to  30.51       146,367,054   1.52% to 1.97%      0.70%       4.77%     to   5.25%
2004    3,447,573    28.68 to  28.99        99,754,464   1.52% to 1.97%      0.39%       8.43%     to   8.91%
2003    1,346,317    26.45 to  26.61        35,799,120   1.52% to 1.97%      0.45%      27.09%     to  27.66%

Natural Resources Portfolio (Class 3)
2007    3,133,647    14.22 to  14.50(8)    200,622,720   1.15% to 2.05%      0.97%      36.41%     to  38.23%(9)
2006    2,461,054    10.43 to  10.49(8)    116,871,760   1.15% to 2.05%      0.50%       3.04%(12) to   3.75%(12)(9)
2005    1,488,282    38.48 to  39.09        57,999,175   1.52% to 1.97%      0.34%      42.92%     to  43.55%
2004      779,599    26.93 to  27.23        21,183,866   1.52% to 1.97%      0.62%      22.34%     to  22.88%
2003      270,101    22.01 to  22.16         5,978,089   1.52% to 1.97%      0.69%      44.51%     to  45.11%

Aggressive Growth Portfolio (Class 1)
2007    4,460,489     8.97 to  17.25        76,503,300   1.52% to 1.77%      0.55%      -2.23%     to  -1.99%
2006    5,927,405     9.18 to  17.60       103,875,273   1.52% to 1.77%      0.10%      11.31%     to  11.58%(9)
2005    7,756,045     8.25 to  15.78       121,925,535   1.52% to 1.77%      0.00%       6.83%     to   7.10%
2004    9,797,972     7.72 to  14.73       143,920,224   1.52% to 1.77%      0.00%      14.73%     to  15.02%
2003   11,780,987     6.73 to  12.81       150,483,074   1.52% to 1.77%      0.00%      26.21%     to  26.52%

Alliance Growth Portfolio (Class 1)
2007   11,463,534    10.07 to  37.42       423,159,668   1.52% to 1.77%      0.05%      12.60%     to  12.88%
2006   15,611,799     8.94 to  33.15       511,866,141   1.52% to 1.77%      0.12%      -0.99%     to  -0.75%
2005   20,472,605     9.03 to  33.40       677,466,507   1.52% to 1.77%      0.38%      14.58%     to  14.86%(9)
2004   25,978,046     7.89 to  29.08       749,771,483   1.52% to 1.77%      0.30%       6.05%     to   6.31%
2003   32,778,585     7.44 to  27.35       890,904,857   1.52% to 1.77%      0.25%      23.61%     to  23.92%

Balanced Portfolio (Class 1)
2007    5,601,380     9.44 to  17.02        94,817,626   1.52% to 1.77%      2.76%       3.55%     to   3.81%
2006    7,256,521     9.11 to  16.40       118,416,104   1.52% to 1.77%      2.59%       8.92%     to   9.19%
2005    9,426,437     8.37 to  15.02       140,851,928   1.52% to 1.77%      2.33%       0.11%     to   0.36%
2004   12,147,521     8.36 to  14.96       181,055,953   1.52% to 1.77%      1.47%       4.90%     to   5.16%
2003   14,668,068     7.97 to  14.23       207,974,333   1.52% to 1.77%      2.25%      13.10%     to  13.38%

Blue Chip Growth Portfolio (Class 1)
2007    2,329,044     7.02 to   8.69        16,771,820   1.52% to 1.77%      0.33%      12.07%     to  12.35%
2006    2,693,153     6.26 to   7.73        17,265,461   1.52% to 1.77%      0.23%       4.71%     to   4.97%
2005    3,948,546     5.98 to   7.37        24,055,659   1.52% to 1.77%      0.59%       0.75%     to   1.00%
2004    4,146,996     5.94 to   7.29        25,017,804   1.52% to 1.77%      0.15%       3.39%     to   3.65%
2003    4,616,456     5.74 to   7.04        26,875,421   1.52% to 1.77%      0.18%      23.80%     to  24.11%

Capital Growth Portfolio (Class 1)
2007    1,483,536     8.99 to   9.15        13,549,487   1.52% to 1.77%      1.12%      11.56%     to  11.84%
2006    1,769,810     8.05 to   8.18        14,457,352   1.52% to 1.77%      0.30%      14.61%     to  14.89%
2005    2,095,442     7.03 to   7.12        14,900,856   1.52% to 1.77%      0.44%       1.79%     to   2.04%
2004    2,722,190     6.90 to   6.97        18,976,094   1.52% to 1.77%      0.00%      11.03%     to  11.31%
2003    3,464,986     6.22 to   6.27        21,703,835   1.52% to 1.77%      0.00%      23.03%     to  23.34%

Cash Management Portfolio (Class 1)
2007   11,415,409    10.55 to  13.79       157,085,537   1.52% to 1.77%      3.75%       2.68%     to   2.93%
2006    9,554,341    10.28 to  13.39       127,627,207   1.52% to 1.77%      2.57%       2.80%     to   3.05%
2005    9,367,344    10.00 to  13.00       121,430,235   1.52% to 1.77%      1.04%       0.99%     to   1.24%
2004   10,546,190     9.90 to  12.84       135,050,861   1.52% to 1.77%      0.76%      -0.95%     to  -0.70%
2003   13,706,050    10.00 to  12.93(8)    176,856,444   1.52% to 1.77%      1.86%      -1.10%     to  -0.85%

Corporate Bond Portfolio (Class 1)
2007    7,818,914    18.32 to  18.65       145,719,768   1.52% to 1.77%      3.85%       3.63%     to   3.89%
2006    8,696,448    17.68 to  17.95       156,032,513   1.52% to 1.77%      4.27%       4.00%     to   4.26%
2005   10,147,415    17.00 to  17.22       174,651,502   1.52% to 1.77%      4.46%       0.12%     to   0.37%
2004   11,355,796    16.98 to  17.15       194,730,836   1.52% to 1.77%      4.89%       4.95%     to   5.21%
2003   13,408,143    16.18 to  16.30       218,565,601   1.52% to 1.77%      5.82%       9.98%     to  10.25%

Davis Venture Value Portfolio (Class 1)
2007   28,232,833    13.77 to  40.62     1,132,762,035   1.52% to 1.77%      0.85%       3.80%     to   4.06%
2006   35,548,548    13.26 to  39.03     1,372,722,485   1.52% to 1.77%      0.97%      13.29%     to  13.57%
2005   43,943,760    11.71 to  34.37     1,496,562,341   1.52% to 1.77%      0.97%       8.67%     to   8.94%
2004   52,961,565    10.77 to  31.55     1,657,605,750   1.52% to 1.77%      0.85%      11.52%     to  11.80%
2003   60,656,992     9.66 to  28.22     1,699,121,533   1.52% to 1.77%      0.86%      30.78%     to  31.11%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
"Dogs" of Wall Street Portfolio (Class 1)
2007    2,886,729    12.40 to  12.62        36,420,354   1.52% to 1.77%      2.36%      -3.65%     to  -3.41%
2006    4,108,875    12.87 to  13.07        53,675,570   1.52% to 1.77%      2.50%      19.52%     to  19.81%
2005    5,091,088    10.77 to  10.91        55,512,513   1.52% to 1.77%      2.27%      -4.44%     to  -4.20%
2004    6,929,443    11.27 to  11.38        78,877,465   1.52% to 1.77%      2.26%       7.70%     to   7.97%
2003    8,147,568    10.47 to  10.54        85,890,387   1.52% to 1.77%      2.62%      17.92%     to  18.21%

Emerging Markets Portfolio (Class 1)
2007    5,540,449    26.33 to  40.11       148,654,454   1.52% to 1.77%      1.92%      38.91%     to  39.25%
2006    6,586,154    18.95 to  28.80       126,882,022   1.52% to 1.77%      0.91%      28.81%     to  29.13%
2005    8,139,591    14.71 to  22.31       121,396,530   1.52% to 1.77%      0.34%      34.81%     to  35.14%(9)
2004    7,976,447    10.92 to  16.51        88,049,372   1.52% to 1.77%      1.04%      22.32%     to  22.63%
2003    9,111,544     8.92 to  13.46        82,029,038   1.52% to 1.77%      0.00%      49.91%     to  50.30%

Equity Opportunities Portfolio (Class 1)
2007    3,858,303    20.20 to  20.57        79,309,576   1.52% to 1.77%      1.64%      -1.65%     to  -1.40%
2006    5,190,000    20.54 to  20.86       108,217,271   1.52% to 1.77%      1.53%      14.65%     to  14.94%
2005    6,941,211    17.92 to  18.15       125,937,063   1.52% to 1.77%      1.49%       2.84%     to   3.09%
2004    8,953,274    17.42 to  17.60       157,581,658   1.52% to 1.77%      1.39%       7.97%     to   8.23%
2003   10,581,822    16.14 to  16.26       172,085,602   1.52% to 1.77%      1.56%      25.34%     to  25.65%

Fundamental Growth Portfolio (Class 1)
2007    4,922,503     8.74 to  21.57       105,460,035   1.52% to 1.77%      0.00%      13.13%     to  13.41%
2006    6,573,329     7.73 to  19.02       124,318,991   1.52% to 1.77%      0.02%       3.93%     to   4.19%
2005    8,783,260     7.44 to  18.25       159,424,404   1.52% to 1.77%      0.58%       4.21%     to   4.47%
2004   11,438,565     7.14 to  17.47       198,871,321   1.52% to 1.77%      0.13%       3.16%     to   3.42%
2003   14,141,346     6.92 to  16.90       237,882,292   1.52% to 1.77%      0.26%      21.84%     to  22.15%

Global Bond Portfolio (Class 1)
2007    3,725,872    12.75 to  19.75        72,916,266   1.52% to 1.77%      0.59%       9.43%     to   9.70%
2006    3,699,912    11.65 to  18.01        66,045,775   1.52% to 1.77%      8.87%       2.05%     to   2.30%
2005    4,424,400    11.42 to  17.60        77,386,541   1.52% to 1.77%      3.10%       2.75%     to   3.01%
2004    4,872,325    11.11 to  17.09        82,766,021   1.52% to 1.77%      0.00%       2.14%     to   2.40%
2003    5,769,975    10.88 to  16.69        95,804,408   1.52% to 1.77%      0.00%       1.74%     to   2.00%

Global Equities Portfolio (Class 1)
2007    5,972,702    11.97 to  26.50       157,423,591   1.52% to 1.77%      1.16%       9.91%     to  10.18%
2006    7,394,159    10.89 to  24.05       176,964,120   1.52% to 1.77%      0.88%      21.70%     to  22.00%
2005    8,990,627     8.95 to  19.71       176,433,813   1.52% to 1.77%      0.27%      13.76%     to  14.04%(9)
2004   10,797,429     7.86 to  17.28       185,921,956   1.52% to 1.77%      0.30%       9.91%     to  10.18%
2003   13,408,682     7.16 to  15.69       209,702,594   1.52% to 1.77%      0.27%      24.31%     to  24.62%

Growth Opportunities Portfolio (Class 1)
2007    3,277,374     6.68 to   6.79        22,236,254   1.52% to 1.77%      0.00%      19.43%     to  19.73%
2006    3,697,904     5.59 to   5.67        20,956,363   1.52% to 1.77%      0.00%      11.45%     to  11.73%
2005    2,903,895     5.02 to   5.07        14,730,534   1.52% to 1.77%      0.00%       5.77%     to   6.03%
2004    3,801,186     4.74 to   4.79        18,188,614   1.52% to 1.77%      0.00%       4.31%     to   4.57%
2003    6,188,391     4.55 to   4.58        28,319,772   1.52% to 1.77%      0.00%      32.60%     to  32.94%

Growth-Income Portfolio (Class 1)
2007   10,811,269    10.80 to  34.65       367,388,712   1.52% to 1.77%      0.89%       9.17%     to   9.44%
2006   14,413,766     9.90 to  31.66       449,064,125   1.52% to 1.77%      0.70%       5.54%     to   5.81%
2005   18,999,995     9.38 to  29.92       560,747,209   1.52% to 1.77%      0.54%       5.32%     to   5.58%(9)
2004   24,966,616     8.90 to  28.34       699,908,679   1.52% to 1.77%      0.67%       9.58%     to   9.85%
2003   30,394,384     8.12 to  25.80       776,995,860   1.52% to 1.77%      0.97%      23.44%     to  23.75%

High-Yield Bond Portfolio (Class 1)
2007    6,081,847    20.70 to  21.04       127,924,639   1.52% to 1.77%      7.12%      -0.40%     to  -0.15%
2006    8,694,111    20.79 to  21.07       183,161,973   1.52% to 1.77%      7.61%      12.66%     to  12.94%
2005   10,415,282    18.45 to  18.66       194,304,447   1.52% to 1.77%      8.88%       6.96%     to   7.23%
2004   13,555,787    17.25 to  17.40       235,859,948   1.52% to 1.77%      8.58%      15.40%     to  15.69%
2003   17,536,682    14.95 to  15.04       263,751,824   1.52% to 1.77%      7.24%      29.25%     to  29.58%

International Diversified Equities Portfolio (Class 1)
2007    8,416,582    16.26 to  16.54       139,192,910   1.52% to 1.77%      2.01%      13.33%     to  13.61%
2006   10,209,822    14.35 to  14.56       148,632,225   1.52% to 1.77%      0.41%      21.29%     to  21.59%
2005   11,973,066    11.83 to  11.98       143,352,493   1.52% to 1.77%      1.48%      11.78%     to  12.06%
2004   14,219,830    10.58 to  10.69       151,934,480   1.52% to 1.77%      1.88%      14.45%     to  14.73%
2003   16,924,576     9.25 to   9.31       157,610,826   1.52% to 1.77%      4.68%      29.49%     to  29.81%

International Growth & Income Portfolio (Class 1)
2007   10,137,855    14.08 to  19.97       200,680,648   1.52% to 1.77%      1.54%       5.29%     to   5.55%
2006   12,387,765    13.37 to  18.92       232,588,695   1.52% to 1.77%      1.30%      24.82%     to  25.13%
2005   13,993,625    10.71 to  15.12       209,984,834   1.52% to 1.77%      0.85%      12.28%     to  12.56%
2004   16,230,640     9.54 to  13.43       217,669,286   1.52% to 1.77%      1.24%      18.74%     to  19.04%
2003   17,140,775     8.04 to  11.28       193,131,037   1.52% to 1.77%      1.46%      34.52%     to  34.87%

Marsico Focused Growth Portfolio (Class 1)
2007    3,577,168    13.42 to  13.66        48,795,490   1.52% to 1.77%      0.19%      11.66%     to  11.94%
2006    4,898,463    12.02 to  12.21        59,722,391   1.52% to 1.77%      0.00%       6.68%     to   6.95%
2005    5,993,627    11.27 to  11.41        68,345,854   1.52% to 1.77%      0.00%       8.77%     to   9.04%
2004    6,278,390    10.36 to  10.47        65,643,534   1.52% to 1.77%      0.00%       9.30%     to   9.57%
2003    7,828,738     9.48 to   9.55        74,743,943   1.52% to 1.77%      0.00%      27.94%     to  28.26%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
MFS Massachusetts Investors Trust Portfolio (Class 1)
2007    4,731,631    11.53 to  25.58       120,201,972   1.52% to 1.77%      1.10%       8.63%     to   8.91%
2006    6,089,977    10.62 to  23.49       142,284,797   1.52% to 1.77%      0.67%      11.20%     to  11.48%
2005    7,919,315     9.55 to  21.07       166,238,426   1.52% to 1.77%      0.77%       5.84%     to   6.10%(9)
2004    9,734,051     9.02 to  19.86       192,713,777   1.52% to 1.77%      0.79%       9.90%     to  10.18%
2003   11,732,320     8.21 to  18.03       210,872,350   1.52% to 1.77%      0.84%      20.34%     to  20.64%

MFS Total Return Portfolio (Class 1)
2007   12,819,292    13.22 to  28.85       364,898,447   1.52% to 1.77%      2.49%       2.41%     to   2.67%
2006   15,505,974    12.91 to  28.10       429,872,722   1.52% to 1.77%      2.30%      10.03%     to  10.31%
2005   19,397,126    11.73 to  25.47       488,726,740   1.52% to 1.77%      2.11%       1.24%     to   1.49%
2004   22,025,002    11.59 to  25.10       547,419,678   1.52% to 1.77%      0.19%       9.35%     to   9.63%
2003   24,019,322    10.60 to  22.89       544,742,108   1.52% to 1.77%      4.31%      14.81%     to  15.10%

Mid-Cap Growth Portfolio (Class 1)
2007    6,872,375     7.35 to  12.54        85,043,221   1.52% to 1.77%      0.24%      14.89%     to  15.18%
2006    9,175,798     6.39 to  10.89        98,751,287   1.52% to 1.77%      0.00%       0.77%     to   1.02%
2005   11,316,233     6.34 to  10.78       120,741,874   1.52% to 1.77%      0.00%       1.38%     to   1.63%
2004   14,652,379     6.26 to  10.61       154,117,911   1.52% to 1.77%      0.00%      12.09%     to  12.37%
2003   17,207,140     5.58 to   9.44       161,264,715   1.52% to 1.77%      0.00%      34.83%     to  35.17%

Real Estate Portfolio (Class 1)
2007    3,201,604    26.17 to  26.64        85,266,112   1.52% to 1.77%      1.23%     -15.85%     to -15.64%
2006    4,877,438    31.10 to  31.58       153,981,034   1.52% to 1.77%      1.31%      32.13%     to  32.46%
2005    5,696,302    23.54 to  23.84       135,771,300   1.52% to 1.77%      1.93%      11.31%     to  11.58%
2004    7,121,147    21.15 to  21.36       152,120,150   1.52% to 1.77%      2.67%      32.21%     to  32.53%
2003    7,594,788    16.00 to  16.12       122,416,709   1.52% to 1.77%      2.80%      35.57%     to  35.91%

Technology Portfolio (Class 1)
2007    7,840,652     2.84 to   2.89        22,615,569   1.52% to 1.77%      0.00%      19.80%     to  20.10%
2006    6,722,580     2.37 to   2.40        16,146,229   1.52% to 1.77%      0.00%      -0.65%     to  -0.40%
2005    8,755,032     2.38 to   2.41        21,113,755   1.52% to 1.77%      0.00%      -1.96%     to  -1.71%
2004   10,833,574     2.43 to   2.45        26,583,352   1.52% to 1.77%      0.00%      -4.24%     to  -4.00%
2003   16,991,531     2.54 to   2.56        43,437,344   1.52% to 1.77%      0.00%      48.11%     to  48.49%

Telecom Utility Portfolio (Class 1)
2007    2,167,856    17.78 to  18.09        39,204,694   1.52% to 1.77%      2.85%      18.79%     to  19.09%
2006    2,662,249    14.97 to  15.19        40,433,257   1.52% to 1.77%      3.72%      24.29%     to  24.60%
2005    2,789,284    12.04 to  12.19        34,000,852   1.52% to 1.77%      4.07%       4.65%     to   4.91%
2004    3,533,027    11.51 to  11.62        41,052,332   1.52% to 1.77%      4.91%      14.73%     to  15.01%
2003    3,944,574    10.03 to  10.10        39,854,376   1.52% to 1.77%      5.95%      16.69%     to  16.98%

Worldwide High Income Portfolio (Class 1)
2007    1,970,247    21.91 to  22.25        43,832,167   1.52% to 1.77%      6.27%       3.70%     to   3.96%
2006    2,461,174    21.13 to  21.40        52,673,320   1.52% to 1.77%      7.21%       7.72%     to   7.98%
2005    3,031,147    19.61 to  19.82        60,077,709   1.52% to 1.77%      7.57%       5.43%     to   5.69%
2004    3,683,254    18.60 to  18.75        69,072,552   1.52% to 1.77%      6.15%       7.50%     to   7.77%
2003    4,418,403    17.31 to  17.40        76,886,755   1.52% to 1.77%      8.04%      23.73%     to  24.04%

Aggressive Growth Portfolio (Class 2)
2007      649,125    16.66 to  17.07        11,044,347   1.52% to 1.97%      0.44%      -2.58%     to  -2.13%
2006      722,278    17.10 to  17.45        12,572,833   1.52% to 1.97%      0.00%      10.89%     to  11.42%
2005      844,654    15.42 to  15.66        13,205,800   1.52% to 1.97%      0.00%       6.46%     to   6.93%
2004      886,233    14.49 to  14.64        12,961,719   1.52% to 1.97%      0.00%      14.33%     to  14.85%
2003      925,407    12.67 to  12.75        11,789,546   1.52% to 1.97%      0.00%      25.77%     to  26.34%

Alliance Growth Portfolio (Class 2)
2007    1,605,788    36.03 to  37.42        59,148,406   1.40% to 1.97%      0.00%      12.20%     to  12.84%
2006    1,976,451    32.11 to  33.17        64,611,386   1.40% to 1.97%      0.00%      -1.34%     to  -0.78%
2005    2,245,783    32.55 to  33.42        74,076,893   1.40% to 1.97%      0.26%      14.18%     to  14.83%
2004    2,394,953    28.51 to  29.11        68,896,859   1.40% to 1.97%      0.19%       5.68%     to   6.28%
2003    2,177,923    26.97 to  27.39(8)     59,042,861   1.40% to 1.97%      0.12%      23.17%     to  23.88%

Balanced Portfolio (Class 2)
2007      954,994    16.45 to  16.86        16,049,705   1.52% to 1.97%      2.69%       3.21%     to   3.67%
2006    1,107,982    15.94 to  16.26        17,968,924   1.52% to 1.97%      2.55%       8.54%     to   9.03%
2005    1,299,119    14.69 to  14.91        19,333,865   1.52% to 1.97%      2.27%      -0.24%     to   0.21%
2004    1,483,785    14.72 to  14.88        22,041,926   1.52% to 1.97%      1.36%       4.54%     to   5.01%
2003    1,531,198    14.08 to  14.17        21,674,122   1.52% to 1.97%      2.28%      12.70%     to  13.21%

Blue Chip Growth Portfolio (Class 2)
2007    1,243,244     6.92 to   7.09         8,792,084   1.52% to 1.97%      0.19%      11.67%     to  12.18%
2006    1,561,072     6.20 to   6.32         9,841,301   1.52% to 1.97%      0.10%       4.34%     to   4.81%
2005    1,793,058     5.94 to   6.03        10,793,351   1.52% to 1.97%      0.43%       0.39%     to   0.85%
2004    2,058,214     5.92 to   5.98        12,287,985   1.52% to 1.97%      0.03%       3.03%     to   3.50%
2003    2,039,524     5.74 to   5.78        11,770,970   1.52% to 1.97%      0.03%      23.38%     to  23.93%

Capital Growth Portfolio (Class 2)
2007      633,367     8.85 to   9.06         5,719,187   1.52% to 1.97%      1.03%      11.17%     to  11.67%
2006      705,678     7.96 to   8.12         5,708,987   1.52% to 1.97%      0.18%      14.21%     to  14.72%
2005      775,921     6.97 to   7.07         5,477,982   1.52% to 1.97%      0.34%       1.42%     to   1.89%
2004      886,355     6.87 to   6.94         6,144,254   1.52% to 1.97%      0.00%      10.65%     to  11.15%
2003      900,697     6.21 to   6.25         5,620,344   1.52% to 1.97%      0.00%      22.60%     to  23.15%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Cash Management Portfolio (Class 2)
2007    4,220,513    13.34 to  13.66        57,514,246   1.52% to 1.97%      3.52%       2.32%     to   2.78%
2006    3,461,044    13.04 to  13.29        45,910,005   1.52% to 1.97%      2.35%       2.44%     to   2.90%
2005    3,274,033    12.73 to  12.91        42,210,412   1.52% to 1.97%      0.77%       0.57%     to   1.09%
2004    3,787,733    12.65 to  12.78        48,330,416   1.52% to 1.97%      0.66%      -1.36%     to  -0.85%
2003    3,696,208    12.83 to  12.89        47,588,977   1.52% to 1.97%      1.95%      -1.44%     to  -0.99%

Corporate Bond Portfolio (Class 2)
2007    2,630,945    18.02 to  18.48        48,501,854   1.52% to 1.97%      3.77%       3.26%     to   3.73%
2006    2,841,192    17.45 to  17.82        50,505,302   1.52% to 1.97%      4.12%       3.64%     to   4.10%
2005    3,136,037    16.83 to  17.11        53,570,302   1.52% to 1.97%      4.42%      -0.23%     to   0.22%
2004    3,178,532    16.87 to  17.08        54,193,855   1.52% to 1.97%      5.08%       4.58%     to   5.05%
2003    2,889,715    16.13 to  16.26        46,911,728   1.52% to 1.97%      6.04%       9.59%     to  10.09%

Davis Venture Value Portfolio (Class 2)
2007    4,596,592    39.16 to  40.61       184,372,113   1.40% to 1.97%      0.74%       3.44%     to   4.03%
2006    5,345,015    37.86 to  39.04       206,374,587   1.40% to 1.97%      0.87%      12.89%     to  13.53%
2005    5,951,410    33.54 to  34.38       202,665,477   1.40% to 1.97%      0.87%       8.29%     to   8.91%
2004    6,279,634    30.97 to  31.57       196,647,275   1.40% to 1.97%      0.79%      11.14%     to  11.77%
2003    5,403,145    27.86 to  28.25       151,609,252   1.40% to 1.97%      0.79%      30.33%     to  31.07%

"Dogs" of Wall Street Portfolio (Class 2)
2007    1,095,283    12.24 to  12.52        13,674,579   1.52% to 1.97%      2.32%      -3.99%     to  -3.56%
2006    1,394,125    12.74 to  12.99        18,049,279   1.52% to 1.97%      2.37%      19.10%     to  19.63%
2005    1,669,202    10.70 to  10.85        18,073,453   1.52% to 1.97%      2.31%      -4.78%     to  -4.35%
2004    1,799,526    11.24 to  11.35        20,381,063   1.52% to 1.97%      2.35%       7.33%     to   7.82%
2003    1,637,428    10.47 to  10.53(8)     17,206,833   1.52% to 1.97%      2.75%      17.51%     to  18.05%

Emerging Markets Portfolio (Class 2)
2007    1,187,756    25.89 to  26.54        31,441,510   1.52% to 1.97%      1.84%      38.43%     to  39.05%
2006    1,282,729    18.70 to  19.09        24,419,039   1.52% to 1.97%      0.84%      28.36%     to  28.94%
2005    1,312,679    14.57 to  14.80        19,388,777   1.52% to 1.97%      0.24%      34.33%     to  34.94%
2004    1,201,940    10.85 to  10.97        13,164,866   1.52% to 1.97%      1.01%      21.95%     to  22.51%
2003      809,232     8.89 to   8.96         7,238,116   1.52% to 1.97%      0.00%      49.42%     to  50.10%

Equity Opportunities Portfolio (Class 2)
2007      727,508    19.85 to  20.38        14,780,533   1.52% to 1.97%      1.56%      -2.00%     to  -1.55%
2006      882,899    20.26 to  20.70        18,225,950   1.52% to 1.97%      1.46%      14.25%     to  14.77%
2005    1,056,981    17.73 to  18.04        19,019,597   1.52% to 1.97%      1.41%       2.47%     to   2.94%
2004    1,184,869    17.30 to  17.52        20,723,558   1.52% to 1.97%      1.36%       7.58%     to   8.07%
2003    1,123,456    16.08 to  16.22        18,192,720   1.52% to 1.97%      1.44%      24.90%     to  25.47%

Foreign Value Portfolio (Class 2)
2007    3,365,594    21.65 to  22.47        75,531,447   1.52% to 1.97%      1.76%      11.95%     to  12.46%
2006    3,868,694    19.34 to  19.98        77,225,840   1.52% to 1.97%      1.02%      24.69%     to  25.25%
2005    4,123,859    15.51 to  15.95        65,728,196   1.52% to 1.97%      0.00%       7.90%     to   8.37%
2004    3,958,903    14.37 to  14.72        58,239,499   1.52% to 1.97%      1.23%      17.57%     to  18.06%
2003    2,198,159    12.22 to  12.47        27,397,014   1.52% to 1.97%      0.23%      31.06%     to  32.58%

Fundamental Growth Portfolio (Class 2)
2007      318,015    20.81 to  21.36         6,766,692   1.52% to 1.97%      0.00%      12.79%     to  13.29%
2006      385,960    18.45 to  18.85         7,254,435   1.52% to 1.97%      0.00%       3.57%     to   4.03%
2005      494,045    17.81 to  18.12         8,933,244   1.52% to 1.97%      0.47%       3.84%     to   4.31%
2004      541,745    17.15 to  17.37         9,396,286   1.52% to 1.97%      0.00%       2.80%     to   3.26%
2003      644,422    16.69 to  16.82        10,831,524   1.52% to 1.97%      0.12%      21.42%     to  21.97%

Global Bond Portfolio (Class 2)
2007      923,705    19.11 to  19.56        18,024,074   1.52% to 1.97%      0.42%       9.05%     to   9.54%
2006      918,963    17.52 to  17.86        16,374,097   1.52% to 1.97%      9.13%       1.69%     to   2.15%
2005      966,703    17.23 to  17.48        16,870,464   1.52% to 1.97%      3.28%       2.39%     to   2.86%
2004      823,892    16.83 to  16.99        13,981,610   1.52% to 1.97%      0.00%       1.78%     to   2.24%
2003      745,800    16.53 to  16.62(8)     12,385,013   1.52% to 1.97%      0.00%       1.38%     to   1.84%

Global Equities Portfolio (Class 2)
2007      739,069    25.69 to  26.51(8)     19,379,314   1.40% to 1.97%      1.08%       9.52%     to  10.15%
2006      762,141    23.46 to  24.07(8)     18,163,322   1.40% to 1.97%      0.82%      21.27%     to  21.97%
2005      728,068    19.34 to  19.73(8)     14,236,176   1.40% to 1.97%      0.15%      13.36%     to  14.01%
2004      662,045    17.06 to  17.31(8)     11,374,003   1.40% to 1.97%      0.18%       9.52%     to  10.15%
2003      776,585    15.58 to  15.71(8)     12,131,779   1.40% to 1.97%      0.13%      23.85%     to  25.68%

Growth Opportunities Portfolio (Class 2)
2007    1,364,018     6.56 to   6.74         9,154,888   1.52% to 1.97%      0.00%      19.01%     to  19.55%
2006    1,553,271     5.51 to   5.64         8,723,039   1.52% to 1.97%      0.00%      11.06%     to  11.56%
2005    1,192,495     4.96 to   5.05         6,012,922   1.52% to 1.97%      0.00%       5.40%     to   5.87%
2004    1,255,588     4.71 to   4.77         5,980,833   1.52% to 1.97%      0.00%       3.94%     to   4.42%
2003    1,395,231     4.53 to   4.57         6,367,640   1.52% to 1.97%      0.00%      32.16%     to  32.75%

Growth-Income Portfolio (Class 2)
2007      848,272    33.38 to  34.28        28,979,639   1.52% to 1.97%      0.78%       8.79%     to   9.28%
2006    1,053,667    30.68 to  31.37        32,960,191   1.52% to 1.97%      0.59%       5.17%     to   5.65%
2005    1,227,675    29.17 to  29.69        36,371,175   1.52% to 1.97%      0.42%       4.95%     to   5.43%
2004    1,450,353    27.79 to  28.17        40,777,284   1.52% to 1.97%      0.56%       9.19%     to   9.68%
2003    1,602,731    25.45 to  25.68        41,110,089   1.52% to 1.97%      0.88%      23.00%     to  23.56%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
High-Yield Bond Portfolio (Class 2)
2007    1,491,422    20.30 to  20.84        30,982,321   1.52% to 1.97%      7.08%      -0.74%     to  -0.30%
2006    1,877,778    20.45 to  20.91        39,148,300   1.52% to 1.97%      7.75%      12.26%     to  12.77%
2005    2,033,766    18.21 to  18.54        37,619,765   1.52% to 1.97%      9.40%       6.51%     to   7.07%
2004    2,367,479    17.10 to  17.32        40,928,981   1.52% to 1.97%      8.72%      14.90%     to  15.52%
2003    2,538,571    14.88 to  14.99        38,009,272   1.52% to 1.97%      8.15%      28.69%     to  29.39%

International Diversified Equities Portfolio (Class 2)
2007    3,499,414    16.02 to  16.40        57,269,092   1.52% to 1.97%      1.94%      12.93%     to  13.44%
2006    4,030,252    14.18 to  14.46        58,163,917   1.52% to 1.97%      0.31%      20.87%     to  21.41%
2005    4,438,672    11.73 to  11.91        52,774,309   1.52% to 1.97%      1.43%      11.40%     to  11.90%
2004    4,272,814    10.53 to  10.64        45,428,670   1.52% to 1.97%      2.24%      14.05%     to  14.57%
2003    2,619,281     9.24 to   9.29(8)     24,319,719   1.52% to 1.97%      5.61%      29.00%     to  29.56%

International Growth & Income Portfolio (Class 2)
2007    1,818,911    19.39 to  19.81        35,944,347   1.52% to 1.97%      1.45%       4.92%     to   5.39%
2006    2,119,991    18.48 to  18.80        39,761,875   1.52% to 1.97%      1.22%      24.38%     to  24.94%
2005    2,229,312    14.86 to  15.04        33,475,092   1.52% to 1.97%      0.74%      11.89%     to  12.39%
2004    2,366,670    13.28 to  13.39        31,636,685   1.52% to 1.97%      1.19%      18.33%     to  18.86%
2003    2,129,196    11.22 to  11.26(8)     23,959,350   1.52% to 1.97%      1.44%      34.00%     to  34.65%

Marsico Focused Growth Portfolio (Class 2)
2007    3,098,296    13.34 to  13.53        41,823,533   1.52% to 1.77%      0.06%      11.49%     to  11.77%
2006    3,626,862    11.96 to  12.11        43,827,566   1.52% to 1.77%      0.00%       6.52%     to   6.79%
2005    4,104,780    11.23 to  11.34        46,464,676   1.52% to 1.77%      0.00%       8.61%     to   8.88%
2004    4,341,358    10.34 to  10.41        45,145,301   1.52% to 1.77%      0.00%       9.13%     to   9.41%
2003    4,183,255     9.47 to   9.52        39,773,101   1.52% to 1.77%      0.00%      27.75%     to  28.07%

MFS Massachusetts Investors Trust Portfolio (Class 2)
2007      937,193    24.82 to  25.37        23,715,821   1.52% to 1.97%      1.01%       8.25%     to   8.74%
2006    1,118,535    22.93 to  23.33        26,036,977   1.52% to 1.97%      0.56%      10.81%     to  11.31%
2005    1,306,956    20.69 to  20.96        27,344,095   1.52% to 1.97%      0.65%       5.46%     to   5.94%
2004    1,445,629    19.62 to  19.79        28,561,412   1.52% to 1.97%      0.70%       9.51%     to  10.01%
2003    1,390,220    17.92 to  17.99(8)     24,977,766   1.52% to 1.97%      0.76%      19.92%     to  20.46%

MFS Total Return Portfolio (Class 2)
2007    4,204,979    27.88 to  28.58       119,855,497   1.52% to 1.97%      2.43%       2.05%     to   2.51%
2006    4,834,111    27.32 to  27.88       134,471,263   1.52% to 1.97%      2.22%       9.65%     to  10.14%
2005    5,597,294    24.92 to  25.32       141,431,354   1.52% to 1.97%      2.02%       0.88%     to   1.34%
2004    6,025,338    24.70 to  24.98       150,291,875   1.52% to 1.97%      0.18%       8.97%     to   9.46%
2003    6,078,297    22.66 to  22.82       138,569,295   1.52% to 1.97%      4.35%      14.41%     to  14.93%

Mid-Cap Growth Portfolio (Class 2)
2007    3,266,960    12.10 to  12.54        40,461,275   1.40% to 1.97%      0.12%      14.49%     to  15.14%
2006    3,875,649    10.57 to  10.89        41,762,710   1.40% to 1.97%      0.00%       0.42%     to   0.99%
2005    4,509,492    10.53 to  10.78        48,180,986   1.40% to 1.97%      0.00%       1.02%     to   1.60%
2004    5,169,271    10.42 to  10.61        54,442,777   1.40% to 1.97%      0.00%      11.70%     to  12.34%
2003    4,898,757     9.33 to   9.45        46,004,828   1.40% to 1.97%      0.00%      34.36%     to  35.13%

Real Estate Portfolio (Class 2)
2007      940,405    25.76 to  26.40        24,726,909   1.52% to 1.97%      1.14%     -16.14%     to -15.76%
2006    1,235,674    30.72 to  31.34        38,602,878   1.52% to 1.97%      1.23%      31.67%     to  32.26%
2005    1,307,417    23.33 to  23.70        30,902,945   1.52% to 1.97%      1.88%      10.92%     to  11.42%
2004    1,519,878    21.04 to  21.27        32,262,874   1.52% to 1.97%      2.65%      31.74%     to  32.34%
2003    1,374,179    15.97 to  16.07(8)     22,054,813   1.52% to 1.97%      2.91%      35.10%     to  35.72%

Small & Mid Cap Value Portfolio (Class 2)
2007    2,435,210    18.00 to  18.45        44,841,243   1.52% to 1.97%      0.51%      -0.33%     to   0.12%
2006    2,638,074    18.06 to  18.43        48,539,371   1.52% to 1.97%      0.16%      11.37%     to  11.87%
2005    2,909,687    16.22 to  16.47        47,874,716   1.52% to 1.97%      0.00%       3.83%     to   4.30%
2004    2,898,416    15.62 to  15.80        45,740,841   1.52% to 1.97%      0.48%      15.63%     to  16.15%
2003    1,551,964    13.51 to  13.60        21,094,074   1.52% to 1.97%      0.07%      33.78%     to  34.39%

Technology Portfolio (Class 2)
2007    2,882,621     2.78 to   2.88(8)      8,221,130   1.40% to 1.97%      0.00%      19.38%     to  20.06%(9)
2006    3,004,655     2.33 to   2.40         7,144,428   1.40% to 1.97%      0.00%      -1.00%     to  -0.43%(9)
2005    4,040,880     2.35 to   2.41         9,658,176   1.40% to 1.97%      0.00%      -2.31%     to  -1.75%
2004    4,237,386     2.41 to   2.45        10,328,998   1.40% to 1.97%      0.00%      -4.63%     to  -4.03%
2003    4,358,848     2.53 to   2.55        11,093,203   1.40% to 1.97%      0.00%      47.63%     to  48.47%

Telecom Utility Portfolio (Class 2)
2007      299,160    17.68 to  17.93         5,342,993   1.52% to 1.77%      2.93%      18.61%     to  18.91%
2006      347,637    14.91 to  15.08         5,224,763   1.52% to 1.77%      3.67%      24.10%     to  24.41%
2005      310,837    12.01 to  12.12         3,755,001   1.52% to 1.77%      4.66%       4.50%     to   4.76%
2004      278,545    11.50 to  11.57         3,216,118   1.52% to 1.77%      5.12%      14.56%     to  14.84%
2003      229,929    10.04 to  10.08         2,314,354   1.52% to 1.77%      5.78%      16.52%     to  16.80%

Worldwide High Income Portfolio (Class 2)
2007      311,578    21.69 to  22.04         6,851,081   1.52% to 1.77%      6.36%       3.54%     to   3.80%
2006      340,198    20.95 to  21.23         7,208,970   1.52% to 1.77%      7.14%       7.55%     to   7.82%
2005      381,621    19.47 to  19.69         7,502,640   1.52% to 1.77%      7.83%       5.27%     to   5.54%
2004      398,777    18.50 to  18.66         7,429,844   1.52% to 1.77%      6.39%       7.34%     to   7.61%
2003      348,406    17.23 to  17.34         6,035,724   1.52% to 1.77%      8.00%      23.55%     to  23.86%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Aggressive Growth Portfolio (Class 3)
2007    1,132,730    10.95 to  11.12(8)     19,120,314   1.15% to 2.05%      0.39%      -2.90%     to  -1.85%(9)
2006      951,148    11.28 to  11.33(8)     16,442,147   1.15% to 2.05%      0.00%      10.28%(12) to  10.68%(12)(9)
2005      687,004    15.33 to  15.59        10,678,069   1.52% to 1.97%      0.00%       6.34%     to   6.83%
2004      493,564    14.41 to  14.59         7,188,034   1.52% to 1.97%      0.00%      14.23%     to  14.74%
2003      220,394    12.62 to  12.72         2,800,069   1.52% to 1.97%      0.00%      25.64%     to  26.22%

Alliance Growth Portfolio (Class 3)
2007    6,743,033    11.92 to  12.11(8)    242,549,984   1.15% to 2.05%      0.00%      11.97%     to  13.01%(9)
2006    5,952,719    10.65 to  10.71(8)    192,039,162   1.15% to 2.05%      0.00%       4.73%(12) to   5.32%(12)(9)
2005    3,334,903    32.45 to  32.96       109,639,085   1.52% to 1.97%      0.19%      14.06%     to  14.58%
2004    2,410,119    28.45 to  28.76        69,204,069   1.52% to 1.97%      0.12%       5.58%     to   6.06%
2003      878,657    26.95 to  27.12        23,808,041   1.52% to 1.97%      0.11%      23.07%     to  23.62%

American Funds Asset Allocation SAST Portfolio (Class 3)
2007    1,635,158    10.80 to  11.04        17,992,072   1.15% to 2.05%      0.06%       3.12%     to   5.01%(9)
2006       46,693    10.48 to  10.51(8)        491,135   1.15% to 2.05%      0.00%       4.70%(12) to   5.06%(12)(9)
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

American Funds Global Growth SAST Portfolio (Class 3)
2007    5,142,687    12.13 to  12.28(8)     62,382,919   1.15% to 2.05%      0.00%      12.11%     to  13.13%(9)
2006      183,329    10.82 to  10.86(8)      1,979,194   1.15% to 2.05%      0.00%       7.92%(12) to   8.29%(12)(9)
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

American Funds Growth SAST Portfolio (Class 3)
2007    7,222,806    11.60 to  11.75(8)     84,729,982   1.15% to 2.05%      0.02%       9.60%     to  10.65%(9)
2006      140,356    10.58 to  10.61(8)      1,493,428   1.15% to 2.05%      0.00%       5.39%(12) to   5.72%(12)(9)
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

American Funds Growth-Income SAST Portfolio (Class 3)
2007    7,486,135    10.96 to  11.10(8)     81,260,540   1.15% to 2.05%      0.04%       2.44%     to   3.44%(9)
2006      150,241    10.70 to  10.74(8)      1,588,821   1.15% to 2.05%      0.00%       6.94%(12) to   7.28%(12)(9)
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

Balanced Portfolio (Class 3)
2007    1,045,325    10.89 to  11.05(8)     17,414,478   1.15% to 2.05%      2.82%       2.59%     to   3.78%(9)
2006      963,493    10.61 to  10.65(8)     15,537,708   1.15% to 2.05%      2.60%       5.43%(12) to   5.79%(12)(9)
2005      839,731    14.63 to  14.86        12,437,658   1.52% to 1.97%      2.25%      -0.34%     to   0.11%
2004      812,328    14.68 to  14.84        12,029,966   1.52% to 1.97%      1.47%       4.43%     to   4.91%
2003      397,349    14.06 to  14.15         5,614,623   1.52% to 1.97%      3.22%      12.59%     to  13.11%

Blue Chip Growth Portfolio (Class 3)
2007    2,340,254    11.89 to  12.06(8)     16,543,909   1.15% to 2.05%      0.14%      11.18%     to  12.43%(9)
2006    1,818,174    10.69 to  10.72(8)     11,395,423   1.15% to 2.05%      0.01%       5.92%(12) to   6.25%(12)(9)
2005    1,679,003     5.92 to   6.01        10,050,320   1.52% to 1.97%      0.36%       0.29%     to   0.74%
2004    1,329,936     5.90 to   5.96         7,913,678   1.52% to 1.97%      0.00%       2.92%     to   3.40%
2003      600,344     5.73 to   5.77         3,458,941   1.52% to 1.97%      0.00%      23.33%     to  23.82%

Capital Growth Portfolio (Class 3)
2007    4,001,416    11.84 to  12.05(8)     36,234,272   1.15% to 2.05%      1.48%      10.50%     to  11.97%(9)
2006      384,895    10.71 to  10.76(8)      3,086,071   1.15% to 2.05%      0.10%       6.62%(12) to   7.07%(12)(9)
2005      216,548     6.95 to   7.03         1,517,038   1.52% to 1.97%      0.27%       1.39%     to   1.79%
2004      140,999     6.85 to   6.91           971,168   1.52% to 1.97%      0.00%      10.65%     to  11.03%
2003       30,118     6.19 to   6.22           187,086   1.52% to 1.97%      0.00%      22.50%     to  23.05%

Cash Management Portfolio (Class 3)
2007   17,016,940    10.29 to  10.43(8)    229,635,212   1.15% to 2.05%      3.74%       1.96%     to   3.06%(9)
2006   12,567,915    10.09 to  10.12(8)    165,908,135   1.15% to 2.05%      2.60%       0.87%(12) to   1.10%(12)(9)
2005    9,053,081    12.68 to  12.88       116,342,721   1.52% to 1.97%      0.69%       0.54%     to   0.99%
2004    8,358,139    12.62 to  12.76       106,434,930   1.52% to 1.97%      0.66%      -1.40%     to  -0.94%
2003    4,592,502    12.80 to  12.88        59,067,143   1.52% to 1.97%      2.70%      -1.52%     to  -1.08%

Corporate Bond Portfolio (Class 3)
2007   20,321,908    10.55 to  10.68(8)    367,171,144   1.15% to 2.05%      4.15%       3.07%     to   4.01%(9)
2006   12,841,383    10.24 to  10.27(8)    225,928,781   1.15% to 2.05%      4.63%       2.17%(12) to   2.45%(12)(9)
2005    7,942,153    16.79 to  17.00       134,772,323   1.52% to 1.97%      4.70%      -0.33%     to   0.12%
2004    4,980,011    16.85 to  16.97        84,467,485   1.52% to 1.97%      6.00%       4.49%     to   4.95%
2003    1,672,182    16.12 to  16.17(8)     27,041,585   1.52% to 1.97%      8.27%       9.50%     to   9.99%

Davis Venture Value Portfolio (Class 3)
2007   17,320,915    11.20 to  11.35(8)    679,538,448   1.15% to 2.05%      0.71%       3.23%     to   4.19%(9)
2006   14,644,705    10.85 to  10.90(8)    560,311,210   1.15% to 2.05%      0.88%       7.65%(12) to   8.09%(12)(9)
2005   10,031,357    33.51 to  34.02       340,438,300   1.52% to 1.97%      0.85%       8.19%     to   8.67%
2004    7,041,367    30.98 to  31.30       220,042,179   1.52% to 1.97%      0.82%      11.03%     to  11.53%
2003    2,690,527    27.90 to  28.07        75,447,791   1.52% to 1.97%      0.99%      30.22%     to  30.80%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
"Dogs" of Wall Street Portfolio (Class 3)
2007    1,426,345    10.48 to  10.67(8)     17,644,260   1.15% to 2.05%      2.35%      -4.79%     to  -3.40%(9)
2006    1,413,505    11.00 to  11.05(8)     18,180,059   1.15% to 2.05%      2.50%       8.58%(12) to   8.99%(12)(9)
2005    1,118,148    10.64 to  10.81        12,046,258   1.52% to 1.97%      2.35%      -4.87%     to  -4.44%
2004    1,123,504    11.19 to  11.31        12,678,068   1.52% to 1.97%      2.54%       7.24%     to   7.71%
2003      566,410    10.43 to  10.50         5,941,636   1.52% to 1.97%      3.78%      17.37%     to  17.94%

Emerging Markets Portfolio (Class 3)
2007    6,169,271    16.34 to  16.56(8)    160,604,624   1.15% to 2.05%      1.94%      38.11%     to  39.44%(9)
2006    4,091,398    11.83 to  11.87(8)     77,151,152   1.15% to 2.05%      0.94%      15.30%(12) to  15.72%(12)(9)
2005    1,855,986    14.52 to  14.74        27,245,093   1.52% to 1.97%      0.17%      34.19%     to  34.80%
2004    1,037,661    10.82 to  10.93        11,307,326   1.52% to 1.97%      1.02%      21.87%     to  22.39%
2003      279,476     8.88 to   8.93         2,493,972   1.52% to 1.97%      0.00%      49.20%     to  49.93%

Equity Opportunities Portfolio (Class 3)
2007    2,944,793    10.67 to  10.85(8)     59,257,669   1.15% to 2.05%      1.54%      -2.60%     to  -1.36%(9)
2006    2,954,863    10.96 to  11.00(8)     60,618,449   1.15% to 2.05%      1.47%       8.49%(12) to   8.94%(12)(9)
2005    2,563,558    17.59 to  17.97        45,910,950   1.52% to 1.97%      1.45%       2.38%     to   2.84%
2004    1,803,078    17.18 to  17.47        31,424,127   1.52% to 1.97%      1.59%       7.50%     to   7.98%
2003      479,279    15.98 to  16.18         7,744,918   1.52% to 1.97%      1.89%      24.36%     to  25.34%

Foreign Value Portfolio (Class 3)
2007   19,952,046    12.55 to  12.71(8)    443,691,315   1.15% to 2.05%      1.74%      11.72%     to  12.75%(9)
2006   20,072,470    11.23 to  11.27(8)    398,541,135   1.15% to 2.05%      0.97%      10.52%(12) to  10.85%(12)(9)
2005   17,387,531    15.67 to  15.92       276,138,381   1.52% to 1.97%      0.00%       7.79%     to   8.28%
2004   11,695,786    14.54 to  14.70       171,656,726   1.52% to 1.97%      1.29%      17.43%     to  17.96%
2003    4,161,803    12.38 to  12.46        51,821,309   1.52% to 1.97%      0.06%      31.90%     to  32.49%

Fundamental Growth Portfolio (Class 3)
2007    2,780,518    12.43 to  12.61(8)     57,223,390   1.15% to 2.05%      0.00%      12.29%     to  13.53%(9)
2006      264,972    11.07 to  11.10(8)      4,947,564   1.15% to 2.05%      0.00%       8.57%(12) to   8.93%(12)(9)
2005      281,414    17.53 to  18.06         5,060,848   1.52% to 1.97%      0.44%       3.74%     to   4.21%
2004      185,991    16.90 to  17.33         3,213,032   1.52% to 1.97%      0.00%       2.68%     to   3.16%
2003      141,442    16.46 to  16.80         2,371,873   1.52% to 1.97%      0.12%      20.05%     to  21.84%

Global Bond Portfolio (Class 3)
2007    4,114,757    10.97 to  11.11(8)     78,731,321   1.15% to 2.05%      0.36%       8.84%     to   9.82%(9)
2006    2,672,319    10.08 to  10.11(8)     47,205,334   1.15% to 2.05%     10.28%       0.49%(12) to   0.79%(12)(9)
2005    1,592,915    17.14 to  17.44        27,672,258   1.52% to 1.97%      3.23%       2.29%     to   2.76%
2004      984,302    16.76 to  16.97        16,657,356   1.52% to 1.97%      0.00%       1.69%     to   2.14%
2003      437,839    16.48 to  16.61         7,261,358   1.52% to 1.97%      0.00%       1.31%     to   1.76%

Global Equities Portfolio (Class 3)
2007    1,384,670    12.16 to  12.33(8)     35,551,355   1.15% to 2.05%      1.09%       9.27%     to  10.31%(9)
2006    1,185,703    11.13 to  11.18(8)     27,993,123   1.15% to 2.05%      0.81%       9.56%(12) to   9.99%(12)(9)
2005      707,607    19.19 to  19.49        13,743,678   1.52% to 1.97%      0.07%      13.25%     to  13.76%
2004      421,371    16.95 to  17.13         7,200,517   1.52% to 1.97%      0.12%       9.44%     to   9.91%
2003      178,794    15.49 to  15.58(8)      2,782,623   1.52% to 1.97%      0.13%      23.67%     to  24.21%(9)

Growth Opportunities Portfolio (Class 3)
2007    7,169,085    12.91 to  13.06(8)     47,992,334   1.15% to 2.05%      0.00%      18.84%     to  19.88%(9)
2006    5,078,330    10.87 to  10.89(8)     28,417,659   1.15% to 2.05%      0.00%       5.77%(12) to   6.03%(12)(9)
2005      941,986     4.91 to   5.03         4,716,663   1.52% to 1.97%      0.00%       5.29%     to   5.76%
2004      769,459     4.67 to   4.75         3,645,824   1.52% to 1.97%      0.00%       3.87%     to   4.31%
2003      414,765     4.49 to   4.56         1,887,938   1.52% to 1.97%      0.00%      31.11%     to  32.64%

Growth-Income Portfolio (Class 3)
2007      764,969    11.55 to  11.75(8)     25,653,329   1.15% to 2.05%      0.75%       7.93%     to   9.47%(9)
2006      685,463    10.70 to  10.73(8)     21,335,072   1.15% to 2.05%      0.53%       5.78%(12) to   6.11%(12)(9)
2005      698,613    29.16 to  29.61        20,628,849   1.52% to 1.97%      0.34%       4.85%     to   5.32%
2004      669,308    27.81 to  28.12        18,778,665   1.52% to 1.97%      0.57%       9.09%     to   9.58%
2003      361,011    25.50 to  25.66         9,251,442   1.52% to 1.97%      1.04%      22.87%     to  23.43%

High-Yield Bond Portfolio (Class 3)
2007    4,009,189    10.32 to  10.51(8)     82,455,078   1.15% to 2.05%      7.37%      -1.44%     to  -0.03%(9)
2006    4,049,169    10.47 to  10.51(8)     83,936,765   1.15% to 2.05%      8.52%       4.12%(12) to   4.55%(12)(9)
2005    2,866,342    18.18 to  18.49        52,826,902   1.52% to 1.97%      9.57%       6.47%     to   6.96%
2004    2,535,698    17.07 to  17.29        43,718,981   1.52% to 1.97%      9.55%      14.88%     to  15.41%
2003    1,752,691    14.86 to  14.98        26,197,749   1.52% to 1.97%      8.44%      28.61%     to  29.27%

International Diversified Equities Portfolio (Class 3)
2007   20,035,958    12.34 to  12.51(8)    324,999,091   1.15% to 2.05%      1.97%      12.74%     to  13.75%(9)
2006   17,448,046    10.95 to  11.00(8)    250,526,418   1.15% to 2.05%      0.25%       7.36%(12) to   7.84%(12)(9)
2005   13,189,193    11.70 to  11.88       156,308,756   1.52% to 1.97%      1.45%      11.29%     to  11.79%
2004    9,541,923    10.52 to  10.63       101,220,144   1.52% to 1.97%      2.30%      13.95%     to  14.46%
2003    3,686,965     9.23 to   9.29        34,195,694   1.52% to 1.97%      6.91%      28.93%     to  29.52%

International Growth & Income Portfolio (Class 3)
2007   11,611,168    11.62 to  11.78(8)    224,074,458   1.15% to 2.05%      1.60%       4.74%     to   5.68%(9)
2006    6,342,643    11.10 to  11.15(8)    117,562,282   1.15% to 2.05%      1.35%       9.01%(12) to   9.44%(12)(9)
2005    3,137,910    14.74 to  14.94        46,777,214   1.52% to 1.97%      0.70%      11.78%     to  12.29%
2004    2,648,598    13.19 to  13.31        35,194,607   1.52% to 1.97%      1.26%      18.22%     to  18.75%
2003    1,168,993    11.16 to  11.20        13,093,660   1.52% to 1.97%      1.65%      33.93%     to  34.51%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Marsico Focused Growth Portfolio (Class 3)
2007    3,487,654    12.34 to  12.52(8)     46,728,274   1.15% to 2.05%      0.00%      10.92%     to  12.07%(9)
2006    3,057,551    11.13 to  11.17(8)     36,778,126   1.15% to 2.05%      0.00%      10.02%(12) to  10.44%(12)(9)
2005    2,549,066    11.14 to  11.30        28,756,731   1.52% to 1.97%      0.00%       8.28%     to   8.77%
2004    2,232,718    10.29 to  10.39        23,167,131   1.52% to 1.97%      0.00%       8.81%     to   9.31%
2003    1,300,665     9.46 to   9.51        12,352,523   1.52% to 1.97%      0.00%      27.38%     to  27.96%

MFS Massachusetts Investors Trust Portfolio (Class 3)
2007    2,125,436    11.63 to  11.77(8)     53,356,709   1.15% to 2.05%      0.94%       7.80%     to   8.89%(9)
2006    2,321,999    10.79 to  10.81(8)     53,764,055   1.15% to 2.05%      0.50%       6.65%(12) to   6.82%(12)(9)
2005    2,160,255    20.59 to  20.90        45,036,510   1.52% to 1.97%      0.61%       5.36%     to   5.84%
2004    1,697,663    19.54 to  19.75        33,465,893   1.52% to 1.97%      0.71%       9.42%     to   9.90%
2003      831,007    17.86 to  17.97        14,918,833   1.52% to 1.97%      1.02%      19.82%     to  20.36%

MFS Total Return Portfolio (Class 3)
2007   11,567,461    10.80 to  10.98(8)    326,148,107   1.15% to 2.05%      2.46%       1.51%     to   2.78%(9)
2006   10,084,962    10.64 to  10.69(8)    278,884,644   1.15% to 2.05%      2.35%       5.54%(12) to   6.01%(12)(9)
2005    7,613,011    24.82 to  25.24       191,580,360   1.52% to 1.97%      2.09%       0.79%     to   1.24%
2004    5,322,826    24.63 to  24.93       132,416,887   1.52% to 1.97%      0.20%       8.87%     to   9.36%
2003    2,258,368    22.62 to  22.80        51,426,805   1.52% to 1.97%      6.03%      14.32%     to  14.83%

Mid-Cap Growth Portfolio (Class 3)
2007    7,347,399    12.42 to  12.65(8)     90,444,749   1.15% to 2.05%      0.04%      13.75%     to  15.26%(9)
2006    7,154,175    10.92 to  10.97(8)     76,689,316   1.15% to 2.05%      0.00%       7.46%(12) to   7.96%(12)(9)
2005    6,332,686    10.51 to  10.67        67,407,060   1.52% to 1.97%      0.00%       0.92%     to   1.38%
2004    5,194,249    10.41 to  10.53        54,574,948   1.52% to 1.97%      0.00%      11.59%     to  12.09%
2003    2,839,185     9.33 to   9.39        26,634,953   1.52% to 1.97%      0.00%      34.25%     to  34.85%

Real Estate Portfolio (Class 3)
2007    5,359,753     9.30 to   9.43(8)    136,407,759   1.15% to 2.05%      1.27%     -16.20%     to -15.54%(9)
2006    3,472,777    11.10 to  11.17(8)    107,216,539   1.15% to 2.05%      1.30%       9.71%(12) to  10.30%(12)(9)
2005    2,000,207    23.28 to  23.62        47,113,256   1.52% to 1.97%      1.98%      10.81%     to  11.31%
2004    1,398,233    21.01 to  21.22        29,611,420   1.52% to 1.97%      2.83%      31.62%     to  32.21%
2003      594,842    15.96 to  16.05         9,535,274   1.52% to 1.97%      3.64%      34.97%     to  35.60%

Small & Mid Cap Value Portfolio (Class 3)
2007   17,135,184    10.93 to  11.07(8)    311,186,779   1.15% to 2.05%      0.45%      -0.53%     to   0.39%(9)
2006   13,641,167    10.99 to  11.03(8)    249,417,557   1.15% to 2.05%      0.08%       7.46%(12) to   7.86%(12)(9)
2005   10,775,018    16.18 to  16.43       176,591,419   1.52% to 1.97%      0.00%       3.73%     to   4.20%
2004    7,568,354    15.59 to  15.77       119,131,771   1.52% to 1.97%      0.42%      15.54%     to  16.05%
2003    2,550,372    13.50 to  13.59        34,616,193   1.52% to 1.97%      0.01%      33.64%     to  34.25%

Small Company Value Portfolio (Class 3)
2007    6,940,031    10.00 to  10.15(8)     64,473,065   1.15% to 2.05%      0.00%      -8.86%     to  -7.91%(9)
2006    1,999,516    10.97 to  11.02(8)     20,238,125   1.15% to 2.05%      0.00%       7.25%(12) to   7.71%(12)(9)
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

Technology Portfolio (Class 3)
2007    7,848,598    12.68 to  12.90(8)     22,360,904   1.15% to 2.05%      0.00%      18.71%     to  20.24%(9)
2006    5,308,607    10.68 to  10.73(8)     12,558,333   1.15% to 2.05%      0.00%       4.75%(12) to   5.19%(12)(9)
2005    4,362,535     2.35 to   2.39        10,392,541   1.52% to 1.97%      0.00%      -2.41%     to  -1.97%
2004    3,648,226     2.41 to   2.44         8,870,679   1.52% to 1.97%      0.00%      -4.67%     to  -4.24%
2003    2,018,618     2.53 to   2.54         5,131,029   1.52% to 1.97%      0.00%      47.53%     to  48.20%

Telecom Utility Portfolio (Class 3)
2007      377,107    13.18 to  13.39(8)      6,686,022   1.15% to 2.05%      3.76%      17.79%     to  19.20%(9)
2006       79,302    11.19 to  11.24(8)      1,186,455   1.15% to 2.05%      4.50%      11.36%(12) to  11.77%(12)(9)
2005       16,011    11.66 to  12.09           191,838   1.52% to 1.97%      4.38%       4.19%     to   4.66%
2004        7,468    11.19 to  11.55            85,506   1.52% to 1.97%      4.92%      14.23%     to  14.72%
2003        4,464     9.79 to  10.07            44,646   1.52% to 1.97%     10.96%      13.96%     to  16.76%

Worldwide High Income Portfolio (Class 3)
2007      165,673    10.76 to  10.93(8)      3,467,341   1.15% to 2.05%      8.15%       2.87%     to   4.03%(9)
2006       78,968    10.46 to  10.50(8)      1,662,700   1.15% to 2.05%      8.06%       3.94%(12) to   4.35%(12)(9)
2005       65,141    19.07 to  19.66         1,276,519   1.52% to 1.97%      8.16%       4.93%     to   5.43%
2004       49,363    18.17 to  18.65           917,051   1.52% to 1.97%      6.71%       7.01%     to   7.50%
2003       26,197    16.98 to  17.34           453,299   1.52% to 1.97%     20.48%      21.77%     to  23.94%

Comstock Portfolio (Class II)
2007   24,395,107    10.37 to  10.49(8)    331,165,533   1.15% to 2.05%      1.62%      -4.26%     to  -3.44%(9)
2006   26,646,078    10.84 to  10.86(8)    376,648,609   1.15% to 2.05%      1.27%       7.33%(12) to   7.56%(12)(9)
2005   27,979,899    12.17 to  12.46(8)    346,133,517   1.52% to 1.97%      0.88%       2.08%     to   2.54%
2004   22,295,013    11.92 to  12.15       269,006,904   1.52% to 1.97%      0.66%      15.14%     to  15.66%
2003   14,950,268    10.35 to  10.50       155,970,767   1.52% to 1.97%      0.65%      28.22%     to  28.80%

Growth and Income Portfolio (Class II)
2007   34,758,550    10.88 to  11.04(8)    537,318,833   1.15% to 2.05%      1.32%       0.44%     to   1.35%(9)
2006   31,791,446    10.83 to  10.89(8)    488,270,723   1.15% to 2.05%      0.91%       7.72%(12) to   8.30%(12)(9)
2005   28,184,146    13.32 to  13.53       379,469,347   1.52% to 1.97%      0.78%       7.58%     to   8.06%(9)
2004   21,776,653    12.39 to  12.52(8)    271,558,342   1.52% to 1.97%      0.61%      11.90%     to  12.41%
2003   12,951,994    11.07 to  11.14(8)    143,874,667   1.52% to 1.97%      0.54%      25.20%     to  25.77%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Strategic Growth Portfolio (Class II)
2007    2,506,101    12.25 to  12.40(8)     28,034,658   1.15% to 2.05%      0.00%      14.12%     to  14.99%(9)
2006    2,909,668    10.74 to  10.78(8)     28,337,928   1.15% to 2.05%      0.00%       6.36%(12) to   6.75%(12)(9)
2005    3,095,493     9.61 to   9.76(8)     29,815,391   1.52% to 1.97%      0.01%       5.54%     to   6.01%
2004    3,220,823     9.11 to   9.21(8)     29,266,860   1.52% to 1.97%      0.00%       4.70%     to   5.17%
2003    2,923,540     8.70 to   8.76(8)     25,259,965   1.52% to 1.97%      0.00%      24.57%     to  25.13%

Diversified International Account (Class 1)
2007      629,741     8.78 to   8.95         5,628,012   1.40% to 1.80%      2.26%      13.99%     to  14.44%
2006      430,300     7.70 to   7.82         3,361,967   1.40% to 1.80%      1.29%      18.39%     to  18.87%
2005      145,387     6.50 to   6.58           955,377   1.40% to 1.80%      1.50%      15.76%     to  16.23%
2004       91,001     5.62 to   5.66           514,659   1.40% to 1.80%      1.11%      11.58%     to  12.04%
2003       36,535     5.04 to   5.05           184,369   1.40% to 1.80%      1.29%      33.09%     to  33.61%

Equity Income Account I (Class 1)
2007    5,671,344    10.65 to  10.93        61,774,881   1.40% to 1.80%      0.99%       3.36%     to   3.77%
2006    5,752,545    10.31 to  10.53        60,395,735   1.40% to 1.80%      1.60%      16.06%     to  16.52%
2005    3,551,907     8.88 to   9.04        31,983,343   1.40% to 1.80%      1.52%       8.30%     to   8.74%
2004    2,611,510     8.20 to   8.31        21,639,735   1.40% to 1.80%      1.77%      17.00%     to  17.47%
2003    2,359,443     7.01 to   7.08        16,659,742   1.40% to 1.80%      2.55%      27.78%     to  28.30%

Growth Account (Class 1)
2007      220,373     8.59 to   8.81         1,930,855   1.40% to 1.80%      0.32%      21.17%     to  21.65%
2006      221,503     7.09 to   7.25         1,595,675   1.40% to 1.80%      0.12%       3.07%     to   3.48%
2005      227,881     6.87 to   7.00         1,588,145   1.40% to 1.80%      0.57%       5.50%     to   5.92%
2004      265,990     6.52 to   6.61         1,752,597   1.40% to 1.80%      0.00%       6.29%     to   6.72%
2003      255,811     6.13 to   6.19         1,580,583   1.40% to 1.80%      0.00%      26.88%     to  27.39%

Income Account (Class 1)
2007    2,184,680     7.41 to   7.61        16,563,551   1.40% to 1.80%      6.27%       4.01%     to   4.43%
2006    2,122,228     7.13 to   7.29        15,411,695   1.40% to 1.80%      5.30%       3.03%     to   3.44%
2005    1,506,206     6.92 to   7.04        10,574,852   1.40% to 1.80%      5.60%       0.57%     to   0.98%
2004    1,419,702     6.88 to   6.97         9,872,875   1.40% to 1.80%      5.68%       3.68%     to   4.09%
2003    1,494,674     6.63 to   6.70         9,994,752   1.40% to 1.80%      6.18%       7.82%     to   8.26%

LargeCap Blend Account (Class 1)
2007    1,226,426     7.18 to   7.37         8,977,720   1.40% to 1.80%      1.94%       3.34%     to   3.75%
2006    1,296,826     6.95 to   7.10         9,158,305   1.40% to 1.80%      1.44%       9.87%     to  10.31%
2005    1,284,847     6.33 to   6.44         8,231,857   1.40% to 1.80%      1.25%       1.46%     to   1.86%
2004    1,406,715     6.24 to   6.32         8,860,014   1.40% to 1.80%      1.05%       7.14%     to   7.57%
2003    1,229,108     5.82 to   5.88         7,203,781   1.40% to 1.80%      1.24%      24.54%     to  25.04%

MidCap Stock Account (Class 1)
2007      627,552     9.59 to   9.84         6,145,928   1.40% to 1.80%      0.94%      -9.50%     to  -9.14%
2006      692,928    10.60 to  10.82         7,472,559   1.40% to 1.80%      1.65%      14.79%     to  15.25%
2005      600,391     9.23 to   9.39         5,615,742   1.40% to 1.80%      0.46%      11.37%     to  11.82%
2004      644,391     8.29 to   8.40         5,396,331   1.40% to 1.80%      1.62%      12.55%     to  13.00%
2003      426,405     7.37 to   7.43         3,162,251   1.40% to 1.80%      0.31%      25.46%     to  25.96%

Money Market Account (Class 1)
2007      709,149     5.98 to   6.16         4,361,036   1.40% to 1.80%      4.78%       3.06%     to   3.47%
2006      616,894     5.80 to   5.95         3,665,896   1.40% to 1.80%      4.25%       2.50%     to   2.92%
2005      821,513     5.66 to   5.79         4,747,631   1.40% to 1.80%      2.51%       0.76%     to   1.17%
2004      724,436     5.62 to   5.72         4,137,109   1.40% to 1.80%      0.86%      -0.96%     to  -0.55%
2003      772,790     5.67 to   5.75(8)      4,437,070   1.40% to 1.80%      0.00%      -1.15%     to  -0.75%

Mortgage Securities Account (Class 1)
2007    1,339,113     6.89 to   7.06         9,413,525   1.40% to 1.80%      5.60%       4.67%     to   5.09%
2006    1,695,485     6.58 to   6.72        11,351,666   1.40% to 1.80%      4.71%       2.59%     to   3.00%
2005    1,977,696     6.42 to   6.53        12,863,553   1.40% to 1.80%      4.50%       0.45%     to   0.85%
2004    2,299,797     6.39 to   6.47        14,843,010   1.40% to 1.80%      3.89%       1.93%     to   2.34%
2003    3,168,730     6.27 to   6.32        20,001,877   1.40% to 1.80%      5.15%       0.31%     to   0.72%

Real Estate Securities Account (Class 1)
2007       76,782    16.93 to  17.24(8)      1,320,025   1.40% to 1.80%      3.69%     -19.15%     to -18.83%
2006       94,034    20.94 to  21.24(8)      1,991,443   1.40% to 1.80%      2.32%      30.83%     to  31.36%
2005       59,048    16.00 to  16.17(8)        953,068   1.40% to 1.80%      1.78%       7.44%     to   7.88%(9)
2004       41,375    14.89 to  14.99(8)        619,770   1.40% to 1.80%      1.33%      29.94%     to  31.06%(9)
2003           39    11.43 to  11.46(8)            452   1.40% to 1.80%      0.00%      14.34%(5)  to  14.62%(5)(9)

SAM Balanced Portfolio (Class 1)
2007   16,625,660    10.62 to  10.90       180,098,979   1.40% to 1.80%      2.56%       6.72%     to   7.16%
2006   18,183,081     9.95 to  10.17       183,998,899   1.40% to 1.80%      2.09%       8.63%     to   9.07%
2005   17,690,846     9.16 to   9.32       164,214,822   1.40% to 1.80%      1.90%       4.12%     to   4.53%
2004   17,103,475     8.80 to   8.92       151,947,986   1.40% to 1.80%      1.84%       8.16%     to   8.59%
2003   13,842,218     8.14 to   8.21       113,349,873   1.40% to 1.80%      2.34%      20.56%     to  21.04%

SAM Conservative Balanced Portfolio (Class 1)
2007    2,217,123     7.54 to   7.73        17,067,252   1.40% to 1.80%      3.45%       5.63%     to   6.06%
2006    2,412,113     7.14 to   7.29        17,517,026   1.40% to 1.80%      2.69%       6.89%     to   7.32%
2005    2,473,645     6.68 to   6.79        16,746,150   1.40% to 1.80%      2.35%       2.73%     to   3.14%
2004    2,264,674     6.50 to   6.58        14,872,611   1.40% to 1.80%      1.99%       6.28%     to   6.71%
2003    1,796,864     6.12 to   6.17        11,062,689   1.40% to 1.80%      2.06%      15.00%     to  15.46%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
SAM Conservative Growth Portfolio (Class 1)
2007    6,750,665    11.40 to  11.69        78,329,330   1.40% to 1.80%      1.69%       7.34%     to   7.77%
2006    7,480,827    10.62 to  10.85        80,620,425   1.40% to 1.80%      1.58%      10.20%     to  10.64%
2005    7,747,501     9.64 to   9.80        75,537,055   1.40% to 1.80%      1.25%       5.13%     to   5.55%
2004    7,982,301     9.17 to   9.29        73,797,945   1.40% to 1.80%      1.36%       9.78%     to  10.22%
2003    7,321,077     8.35 to   8.43        61,463,053   1.40% to 1.80%      2.09%      26.45%     to  26.96%

SAM Flexible Income Portfolio (Class 1)
2007    3,665,557     8.44 to   8.67        31,624,757   1.40% to 1.80%      4.66%       4.19%     to   4.61%
2006    3,921,709     8.10 to   8.29        32,371,535   1.40% to 1.80%      4.08%       4.94%     to   5.36%
2005    4,714,925     7.72 to   7.87        36,966,967   1.40% to 1.80%      3.29%       1.57%     to   1.97%
2004    4,698,052     7.60 to   7.72        36,143,342   1.40% to 1.80%      3.33%       4.57%     to   4.99%
2003    3,799,248     7.27 to   7.35        27,846,432   1.40% to 1.80%      2.44%      11.28%     to  11.73%

SAM Strategic Growth Portfolio (Class 1)
2007    1,880,387    12.58 to  12.89        24,091,224   1.40% to 1.80%      1.21%       7.65%     to   8.08%
2006    2,028,132    11.69 to  11.93(8)     24,061,064   1.40% to 1.80%      1.05%      11.04%     to  11.49%
2005    2,003,751    10.53 to  10.70(8)     21,337,914   1.40% to 1.80%      0.66%       5.79%     to   6.21%
2004    1,918,099     9.95 to  10.07(8)     19,241,277   1.40% to 1.80%      0.65%      10.82%     to  11.26%
2003    1,520,558     8.98 to   9.05(8)     13,717,984   1.40% to 1.80%      1.38%      30.70%     to  31.23%

Short-Term Income Account (Class 1)
2007      482,012     6.73 to   6.91         3,299,420   1.40% to 1.80%      5.08%       2.64%     to   3.05%
2006      525,980     6.56 to   6.70         3,500,054   1.40% to 1.80%      4.83%       2.72%     to   3.14%
2005      439,013     6.38 to   6.50         2,847,813   1.40% to 1.80%      4.05%      -0.18%     to   0.22%
2004      599,257     6.39 to   6.49         3,875,626   1.40% to 1.80%      3.93%       0.25%     to   0.65%
2003      693,162     6.38 to   6.44         4,457,940   1.40% to 1.80%      6.14%       3.64%     to   4.06%

SmallCap Growth Account (Class 1)
2007      237,191     6.96 to   7.13         1,683,650   1.40% to 1.80%      0.00%       3.10%     to   3.51%
2006      271,871     6.75 to   6.89         1,863,932   1.40% to 1.80%      0.00%       4.91%     to   5.33%
2005      264,931     6.44 to   6.54         1,725,811   1.40% to 1.80%      0.00%      -3.48%     to  -3.09%
2004      337,467     6.67 to   6.75         2,271,166   1.40% to 1.80%      0.00%       2.81%     to   3.22%
2003      244,843     6.49 to   6.54         1,597,697   1.40% to 1.80%      0.00%      68.36%     to  69.03%

SmallCap Value Account (Class 1)
2007       31,791     9.62 to   9.89           314,434   1.40% to 1.80%      1.72%     -11.39%     to -10.78%
2006       19,578    10.86 to  11.09           217,020   1.40% to 1.80%      1.04%       9.21%     to  10.66%
2005        5,392     9.95 to  10.02            54,025   1.40% to 1.80%      0.00%      -0.54%(10) to   0.20%(10)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

West Coast Equity Account (Class 1)
2007    2,356,937    13.18 to  13.52        31,761,327   1.40% to 1.80%      0.72%       6.79%     to   7.22%
2006    2,438,907    12.34 to  12.61        30,663,761   1.40% to 1.80%      0.48%      10.03%     to  10.47%
2005    1,548,615    11.21 to  11.41        17,615,587   1.40% to 1.80%      0.70%       6.64%     to   7.06%
2004    1,358,062    10.52 to  10.66        14,438,128   1.40% to 1.80%      0.26%      11.01%     to  11.46%
2003    1,119,812     9.47 to   9.56        10,685,593   1.40% to 1.80%      0.27%      40.80%     to  41.37%

Diversified International Account (Class 2)
2007      737,486     8.62 to   8.77         6,457,706   1.55% to 1.95%      2.12%      13.66%     to  14.12%
2006      581,190     7.59 to   7.68         4,461,640   1.55% to 1.95%      1.52%      17.95%     to  18.42%
2005      139,057     6.43 to   6.49           900,848   1.55% to 1.95%      1.39%      15.33%     to  15.79%
2004       46,252     5.58 to   5.60(8)        258,869   1.55% to 1.95%      1.09%      11.11%     to  11.58%
2003       32,196     5.02 to   5.02(8)        161,536   1.55% to 1.95%      1.01%      32.47%     to  33.02%

Equity Income Account I (Class 2)
2007    5,151,304    10.00 to  10.25(8)     54,513,329   1.52% to 2.02%      0.72%      -0.05%(15) to   2.47%(15)(9)
2006    4,996,995    10.08 to  10.29        51,305,430   1.55% to 1.95%      1.50%      15.58%     to  16.04%
2005    3,594,472     8.72 to   8.86        31,798,289   1.55% to 1.95%      1.42%       7.85%     to   8.29%
2004    2,260,288     8.08 to   8.19        18,459,243   1.55% to 1.95%      1.58%      16.52%     to  16.99%
2003    1,463,207     6.94 to   7.00        10,218,103   1.55% to 1.95%      2.27%      27.23%     to  27.74%

Growth Account (Class 2)
2007      115,826     8.40 to   8.61           994,535   1.55% to 1.95%      0.00%      20.67%     to  21.16%
2006      135,152     6.96 to   7.11           957,698   1.55% to 1.95%      0.00%       2.61%     to   3.02%
2005      158,725     6.78 to   6.90         1,092,368   1.55% to 1.95%      0.29%       5.10%     to   5.53%
2004      193,649     6.45 to   6.54         1,263,148   1.55% to 1.95%      0.00%       5.93%     to   6.35%
2003      197,257     6.09 to   6.15         1,210,182   1.55% to 1.95%      0.00%      26.33%     to  26.84%

Income Account (Class 2)
2007    1,705,116     7.28 to   7.46        12,685,604   1.55% to 1.95%      6.24%       3.72%     to   4.14%
2006    2,210,997     7.01 to   7.16        15,802,004   1.55% to 1.95%      5.41%       2.57%     to   2.98%
2005    2,876,751     6.84 to   6.95        19,976,647   1.55% to 1.95%      5.72%       0.08%     to   0.49%
2004    3,337,116     6.83 to   6.92        23,063,724   1.55% to 1.95%      5.76%       3.28%     to   3.69%
2003    3,154,678     6.62 to   6.67        21,031,226   1.55% to 1.95%      5.83%       7.36%     to   7.79%

LargeCap Blend Account (Class 2)
2007      332,804     6.98 to   7.16         2,377,024   1.55% to 1.95%      1.50%       2.90%     to   3.31%
2006      502,522     6.79 to   6.93         3,474,705   1.55% to 1.95%      1.20%       9.50%     to   9.94%
2005      526,805     6.20 to   6.30         3,310,365   1.55% to 1.95%      1.02%       0.98%     to   1.38%
2004      540,874     6.14 to   6.22         3,353,282   1.55% to 1.95%      0.91%       6.68%     to   7.11%
2003      463,473     5.75 to   5.81         2,685,128   1.55% to 1.95%      1.07%      24.05%     to  24.55%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
MidCap Stock Account (Class 2)
2007      243,804     9.33 to   9.56         2,325,422   1.55% to 1.95%      0.71%      -9.87%     to  -9.51%
2006      372,499    10.35 to  10.57         3,927,186   1.55% to 1.95%      1.51%      14.31%     to  14.77%
2005      328,177     9.06 to   9.21         3,013,085   1.55% to 1.95%      0.27%      10.93%     to  11.38%
2004      310,386     8.16 to   8.27         2,559,976   1.55% to 1.95%      0.19%      12.07%     to  12.52%
2003      206,416     7.28 to   7.35         1,513,958   1.55% to 1.95%      0.15%      24.99%     to  25.50%

Money Market Account (Class 2)
2007      741,511     5.87 to   6.01         4,437,007   1.55% to 1.95%      4.41%       2.66%     to   3.07%
2006      468,575     5.72 to   5.84         2,724,190   1.55% to 1.95%      4.11%       2.10%     to   2.51%
2005      573,706     5.60 to   5.69         3,261,968   1.55% to 1.95%      2.31%       0.37%     to   0.77%
2004      951,574     5.58 to   5.65         5,369,307   1.55% to 1.95%      0.64%      -1.35%     to  -0.94%
2003      539,334     5.66 to   5.70         3,070,680   1.55% to 1.95%      0.00%      -1.55%     to  -1.15%

Mortgage Securities Account (Class 2)
2007      482,789     6.71 to   6.86         3,301,862   1.55% to 1.95%      5.65%       4.16%     to   4.57%
2006      768,702     6.44 to   6.56         5,028,514   1.55% to 1.95%      4.53%       2.21%     to   2.62%
2005    1,364,116     6.30 to   6.39         8,703,199   1.55% to 1.95%      4.09%       0.05%     to   0.45%
2004    2,000,572     6.30 to   6.36        12,714,269   1.55% to 1.95%      3.67%       1.59%     to   1.99%
2003    2,594,953     6.20 to   6.24        16,176,032   1.55% to 1.95%      5.30%      -0.10%     to   0.30%

Real Estate Securities Account (Class 2)
2007       80,463    16.42 to  17.19         1,379,040   1.55% to 1.95%      3.38%     -19.51%     to -19.18%
2006      108,166    20.40 to  21.27         2,294,813   1.55% to 1.95%      1.92%      30.34%     to  30.86%
2005       58,819    15.65 to  16.26           953,457   1.55% to 1.95%      2.28%       6.40%     to   7.43%
2004       12,753    14.71 to  15.13           192,855   1.55% to 1.95%      1.04%      29.08%     to  31.18%
2003           26    11.39 to  11.54               302   1.55% to 1.95%      0.00%      13.93%(5)  to  15.35%(5)

SAM Balanced Portfolio (Class 2)
2007   13,691,041    10.27 to  10.67       145,477,816   1.52% to 2.02%      2.32%       3.65%(15) to   6.18%(15)(9)
2006   16,711,342     9.77 to   9.99       166,390,537   1.52% to 1.95%      1.93%       8.24%     to   8.71%
2005   16,561,610     9.03 to   9.19       151,793,970   1.52% to 1.95%      1.74%       3.68%     to   4.13%
2004   14,862,942     8.71 to   8.83       130,881,501   1.52% to 1.95%      1.70%       7.71%     to   8.18%
2003    9,477,417     8.09 to   8.16        77,198,534   1.52% to 1.95%      2.06%      20.10%     to  20.63%

SAM Conservative Balanced Portfolio (Class 2)
2007    2,523,507    10.35 to  10.56(8)     19,251,280   1.52% to 2.02%      3.21%       3.51%(15) to   5.57%(15)(9)
2006    3,394,114     7.01 to   7.16        24,267,380   1.55% to 1.95%      2.55%       6.40%     to   6.83%
2005    3,386,456     6.59 to   6.70        22,668,556   1.55% to 1.95%      2.12%       2.35%     to   2.76%
2004    2,311,026     6.44 to   6.52        15,053,195   1.55% to 1.95%      1.88%       5.80%     to   6.22%
2003    1,108,644     6.09 to   6.14         6,800,644   1.55% to 1.95%      1.73%      14.57%     to  15.04%

SAM Conservative Growth Portfolio (Class 2)
2007    6,063,870    10.98 to  11.39        68,797,689   1.52% to 2.02%      1.48%       3.98%(15) to   6.54%(15)(9)
2006    7,199,949    10.40 to  10.61        76,120,627   1.52% to 1.95%      1.38%       9.78%     to  10.26%
2005    6,262,591     9.47 to   9.62        60,112,261   1.52% to 1.95%      1.09%       4.64%     to   5.10%
2004    5,494,544     9.05 to   9.16(8)     50,212,271   1.52% to 1.95%      1.26%       9.42%     to   9.90%
2003    3,573,610     8.27 to   8.33        29,733,408   1.52% to 1.95%      1.95%      25.89%     to  26.45%

SAM Flexible Income Portfolio (Class 2)
2007    5,221,520    10.20 to  10.45(8)     44,239,577   1.52% to 2.02%      4.55%       1.98%(15) to   4.49%(15)
2006    6,820,316     7.98 to   8.12        55,327,490   1.55% to 1.95%      3.93%       4.55%     to   4.97%
2005    9,335,143     7.63 to   7.74        72,158,552   1.55% to 1.95%      3.10%       1.10%     to   1.51%
2004    8,110,654     7.55 to   7.62        61,768,123   1.55% to 1.95%      3.14%       4.18%     to   4.61%
2003    4,480,205     7.24 to   7.29        32,623,129   1.55% to 1.95%      2.12%      10.84%     to  11.29%

SAM Strategic Growth Portfolio (Class 2)
2007    2,459,318    12.09 to  12.62        30,798,767   1.52% to 2.02%      0.92%       3.75%(15) to   6.65%(15)(9)
2006    2,516,995    11.45 to  11.71        29,288,163   1.52% to 1.95%      0.88%      10.59%     to  11.07%
2005    1,933,183    10.35 to  10.55        20,280,840   1.52% to 1.95%      0.49%       5.40%     to   5.85%
2004    1,494,603     9.82 to   9.96        14,836,003   1.52% to 1.95%      0.56%      10.37%     to  10.85%
2003      855,160     8.90 to   8.99         7,660,858   1.52% to 1.95%      1.12%      30.20%     to  30.77%

Short-Term Income Account (Class 2)
2007      347,912     6.61 to   6.76         2,348,855   1.55% to 1.95%      4.95%       2.23%     to   2.64%
2006      480,261     6.47 to   6.59         3,160,390   1.55% to 1.95%      4.39%       2.23%     to   2.64%
2005      792,896     6.32 to   6.42         5,083,545   1.55% to 1.95%      3.83%      -0.20%     to   0.20%
2004    1,082,867     6.34 to   6.41         6,932,898   1.55% to 1.95%      4.00%      -0.36%     to   0.04%
2003      959,531     6.36 to   6.41         6,143,271   1.55% to 1.95%      0.00%       3.43%     to   3.85%

SmallCap Growth Account (Class 2)
2007      112,150     6.80 to   6.95           777,178   1.55% to 1.95%      0.00%       2.63%     to   3.04%
2006      147,936     6.63 to   6.74           994,542   1.55% to 1.95%      0.00%       4.53%     to   4.94%
2005      166,608     6.34 to   6.42         1,067,052   1.55% to 1.95%      0.00%      -3.94%     to  -3.55%
2004      175,772     6.60 to   6.66         1,168,947   1.55% to 1.95%      0.00%       2.47%     to   2.89%
2003      159,481     6.44 to   6.47         1,031,091   1.55% to 1.95%      0.00%      67.65%     to  68.32%

SmallCap Value Account (Class 2)
2007       23,212     9.66 to   9.83           227,931   1.55% to 1.95%      2.05%     -11.34%     to -11.09%
2006       23,541    10.90 to  11.05           260,044   1.55% to 1.95%      0.96%       9.78%     to  10.15%
2005        1,465     9.93 to  10.04            14,625   1.55% to 1.95%      0.00%      -0.75%(10) to   0.36%(10)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
West Coast Equity Account (Class 2)
2007      892,878    12.81 to  13.13        11,693,715   1.55% to 1.95%      0.50%       6.37%     to   6.79%
2006    1,174,244    12.04 to  12.29        14,402,243   1.55% to 1.95%      0.31%       9.59%     to  10.03%
2005      904,287    10.99 to  11.17        10,079,033   1.55% to 1.95%      0.52%       6.20%     to   6.63%
2004      772,450    10.34 to  10.48         8,075,522   1.55% to 1.95%      0.14%      10.54%     to  10.99%
2003      548,933     9.36 to   9.44         5,171,578   1.55% to 1.95%      0.14%      40.18%     to  40.74%

Columbia Asset Allocation Fund, Variable Series (Class A)
2007      117,403    11.99 to  12.18         1,427,849   1.52% to 1.77%      2.83%       7.25%     to   7.53%
2006      121,392    11.18 to  11.33         1,373,371   1.52% to 1.77%      4.62%       7.27%     to   7.55%
2005      132,012    10.43 to  10.54         1,389,269   1.52% to 1.77%      0.01%       2.63%     to   2.89%
2004      145,751    10.16 to  10.24         1,491,383   1.52% to 1.77%      1.42%       6.31%     to   6.58%
2003      133,666     9.56 to   9.61         1,283,500   1.52% to 1.77%      1.71%      17.00%(6)  to  17.30%(9)

Columbia Large Cap Value Fund, Variable Series (Class A)
2007      601,288    13.10 to  13.33         7,999,484   1.52% to 1.77%      1.44%       0.93%     to   1.19%
2006      581,409    12.98 to  13.17         7,643,812   1.52% to 1.77%      3.09%      16.08%     to  16.37%
2005      599,870    11.18 to  11.32         6,780,888   1.52% to 1.77%      0.00%       7.41%     to   7.68%
2004      586,677    10.41 to  10.51         6,158,558   1.52% to 1.77%      1.38%      11.19%     to  11.47%
2003      391,898     9.36 to   9.43         3,691,238   1.52% to 1.77%      1.52%      27.89%(6)  to  28.22%(4)(9)

Columbia Small Company Growth Fund, Variable Series (Class A)
2007      312,820    13.24 to  13.48         4,201,917   1.52% to 1.77%      0.00%      11.47%     to  11.75%
2006      337,697    11.88 to  12.06         4,061,145   1.52% to 1.77%      0.00%      10.44%     to  10.71%
2005      366,653    10.75 to  10.89         3,985,116   1.52% to 1.77%      0.00%       4.25%     to   4.52%
2004      375,891    10.32 to  10.42         3,909,951   1.52% to 1.77%      0.00%       8.22%     to   8.49%
2003      357,716     9.53 to   9.61         3,430,944   1.52% to 1.77%      0.00%      32.60%(6)  to  32.93%(4)(9)

Columbia High Yield Fund, Variable Series (Class A)
2007    1,773,530    15.66 to  15.99(8)     28,133,242   1.52% to 2.02%      5.17%      -0.33%     to   0.31%
2006    1,942,396    15.71 to  15.95(8)     30,752,895   1.52% to 2.02%      2.48%       4.54%(13) to   9.57%
2005    2,033,900    14.27 to  14.55        29,412,528   1.52% to 1.97%      0.16%       0.16%     to   0.61%
2004    1,849,045    14.24 to  14.46        26,605,972   1.52% to 1.97%      7.26%       9.23%     to   9.73%
2003    1,240,366    13.04 to  13.18        16,287,265   1.52% to 1.97%      9.03%      28.65%     to  29.24%(9)

Columbia Marsico Focused Equities Fund, Variable Series (Class A)
2007    6,418,154    13.07 to  13.39(8)     85,408,402   1.52% to 2.02%      0.12%      11.43%     to  11.86%(9)
2006    6,596,122    11.73 to  11.97        78,555,725   1.52% to 2.02%      0.00%       6.64%     to   8.34%(13)(9)
2005    5,556,354    11.05 to  11.22(8)     62,097,834   1.52% to 1.97%      0.00%       8.16%     to   8.65%
2004    4,478,641    10.22 to  10.33(8)     46,102,891   1.52% to 1.97%      0.00%       9.18%     to   9.67%
2003    2,485,461     9.36 to   9.42(8)     23,341,858   1.52% to 1.97%      0.00%      30.51%     to  31.10%(9)

Columbia Marsico Growth Fund, Variable Series (Class A)
2007      640,251    12.05 to  12.25         7,830,687   1.52% to 1.77%      0.08%      15.42%     to  15.71%
2006      630,078    10.44 to  10.59         6,660,456   1.52% to 1.77%      0.00%       4.23%     to   4.49%
2005      651,793    10.02 to  10.14         6,596,770   1.52% to 1.77%      0.00%       5.56%     to   5.83%
2004      632,492     9.49 to   9.58         6,050,578   1.52% to 1.77%      0.00%      11.05%     to  11.33%
2003      369,519     8.55 to   8.60         3,174,634   1.52% to 1.77%      0.00%      28.30%(6)  to  28.62%(9)

Columbia Marsico 21st Century Fund, Variable Series (Class A)
2007      138,148    18.68 to  18.99         2,614,595   1.52% to 1.77%      0.50%      17.19%     to  17.49%
2006      133,483    15.94 to  16.17         2,152,593   1.52% to 1.77%      0.18%      17.64%     to  17.94%
2005      111,169    13.55 to  13.71         1,520,921   1.52% to 1.77%      0.00%       5.99%     to   6.26%
2004      100,867    12.78 to  12.90         1,298,934   1.52% to 1.77%      0.00%      20.21%     to  20.51%
2003       86,139    10.64 to  10.71           920,735   1.52% to 1.77%      0.00%      46.26%(6)  to  46.63%(9)

Columbia Mid Cap Growth Fund, Variable Series (Class A)
2007      194,214    10.66 to  11.62         2,211,393   1.52% to 1.77%      0.11%      17.77%     to  18.07%
2006      224,283     9.05 to   9.84         2,165,600   1.52% to 1.77%      0.00%      15.62%     to  15.91%
2005      228,270     7.83 to   8.49         1,906,504   1.52% to 1.77%      0.00%       3.34%     to   3.60%
2004      246,614     7.57 to   8.20         1,982,491   1.52% to 1.77%      0.00%      12.09%     to  12.37%
2003      283,225     6.76 to   7.29         2,026,521   1.52% to 1.77%      0.00%      25.24%(6)  to  25.55%(4)(9)

Columbia Marsico International Opportunities Fund, Variable Series (Class B)
2007      404,480    22.66 to  22.99         9,285,181   1.52% to 1.77%      0.11%      17.58%     to  17.87%
2006      407,568    19.27 to  19.50         7,939,963   1.52% to 1.77%      0.29%      21.06%     to  21.36%
2005      411,931    15.92 to  16.07         6,614,879   1.52% to 1.77%      0.10%      17.43%     to  17.73%
2004      383,059    13.55 to  13.65         5,225,332   1.52% to 1.77%      0.39%      14.55%     to  14.84%
2003      192,174    11.83 to  11.89         2,283,113   1.52% to 1.77%      0.02%      37.81%(6)  to  38.15%(4)(9)

Asset Allocation Fund (Class 2)
2007    8,948,609    16.67 to  16.89       151,021,559   1.52% to 1.77%      2.13%       4.68%     to   4.95%
2006    9,276,573    15.92 to  16.09       149,201,594   1.52% to 1.77%      2.24%       4.73%(14) to  12.93%
2005    9,064,421    14.14 to  14.25       129,113,737   1.52% to 1.77%      2.30%       7.23%     to   7.49%
2004    8,000,915    13.18 to  13.26       106,035,631   1.52% to 1.77%      2.23%       6.44%     to   6.71%
2003    5,084,597    12.38 to  12.42        63,156,767   1.52% to 1.77%      3.43%      19.62%     to  19.92%

Global Growth Fund (Class 2)
2007   24,347,951    24.00 to  24.59       597,059,462   1.52% to 1.97%      2.68%      12.61%     to  13.12%
2006   24,092,230    21.32 to  21.74       522,537,934   1.52% to 1.97%      0.83%      18.08%     to  18.61%
2005   17,105,037    18.05 to  18.32       312,995,114   1.52% to 1.97%      0.65%      11.85%     to  12.36%
2004   11,930,319    16.14 to  16.31       194,389,514   1.52% to 1.97%      0.42%      11.28%     to  11.78%
2003    4,205,634    14.50 to  14.59        61,333,079   1.52% to 1.97%      0.28%      32.66%     to  33.25%(9)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
Growth Fund (Class 2)
2007   37,442,579    21.82 to  22.34       834,187,972   1.52% to 1.97%      0.76%      10.16%     to  10.66%
2006   39,467,458    19.81 to  20.19       795,069,301   1.52% to 1.97%      0.85%       8.07%     to   8.56%
2005   32,609,118    18.33 to  18.60       605,616,325   1.52% to 1.97%      0.75%      13.93%     to  14.44%
2004   24,939,252    16.09 to  16.25       404,936,125   1.52% to 1.97%      0.21%      10.31%     to  10.81%
2003   11,805,761    14.58 to  14.67       173,093,030   1.52% to 1.97%      0.21%      34.15%     to  34.76%(9)

Growth-Income Fund (Class 2)
2007   41,685,459    18.44 to  18.89       785,132,652   1.52% to 1.97%      1.48%       2.99%     to   3.46%
2006   43,071,182    17.90 to  18.25       784,498,398   1.52% to 1.97%      1.65%      12.96%     to  13.47%
2005   37,438,659    15.85 to  16.09       601,415,194   1.52% to 1.97%      1.41%       3.77%     to   4.24%
2004   30,282,053    15.27 to  15.43       466,901,784   1.52% to 1.97%      1.05%       8.23%     to   8.71%
2003   14,522,142    14.11 to  14.20       206,073,341   1.52% to 1.97%      1.64%      29.86%     to  30.44%(9)

Asset Allocation Fund (Class 3)
2007    1,427,576    49.47 to  49.97        71,314,007   1.30% to 1.40%      2.12%       5.08%     to   5.18%
2006    1,601,343    47.08 to  47.51        76,054,888   1.30% to 1.40%      2.15%      13.16%     to  13.27%
2005    1,812,146    41.60 to  41.95        75,989,381   1.30% to 1.40%      2.16%       7.74%     to   7.85%
2004    2,082,420    38.62 to  38.89        80,971,645   1.30% to 1.40%      4.45%       7.01%     to   7.12%
2003    2,317,436    36.09 to  36.31        84,126,831   1.30% to 1.40%      3.58%      21.27%     to  21.39%

Cash Management Fund (Class 3)
2007      895,103    22.29 to  22.52        20,152,748   1.30% to 1.40%      6.98%       3.38%     to   3.48%
2006      836,379    21.56 to  21.76        18,196,166   1.30% to 1.40%      2.19%       3.19%     to   3.29%
2005      745,114    20.89 to  21.06        15,694,797   1.30% to 1.40%      0.69%       1.31%     to   1.41%
2004      956,023    20.62 to  20.77        19,856,923   1.30% to 1.40%      1.18%      -0.59%     to  -0.49%
2003    1,135,175    20.75 to  20.87        23,692,911   1.30% to 1.40%      1.21%      -1.09%     to  -0.99%

Growth Fund (Class 3)
2007    2,105,017   200.12 to 202.17       425,443,840   1.30% to 1.40%      0.79%      10.87%     to  10.98%
2006    2,476,760   180.50 to 182.16       451,036,649   1.30% to 1.40%      0.77%       8.75%     to   8.86%
2005    2,965,878   165.97 to 167.33       496,145,405   1.30% to 1.40%      0.69%      14.66%     to  14.78%
2004    3,520,459   144.75 to 145.79       513,110,307   1.30% to 1.40%      0.57%       9.41%     to   9.52%
2003    4,207,150   132.29 to 133.11       559,902,919   1.30% to 1.40%      0.14%      34.39%     to  34.52%

Growth-Income Fund (Class 3)
2007    2,937,093   136.53 to 137.93       404,960,122   1.30% to 1.40%      1.49%       3.66%     to   3.76%
2006    3,444,347   131.72 to 132.93       457,705,512   1.30% to 1.40%      1.52%      13.70%     to  13.81%
2005    4,017,990   115.85 to 116.80       469,155,690   1.30% to 1.40%      1.29%       4.41%     to   4.52%
2004    4,788,401   110.95 to 111.75       534,964,148   1.30% to 1.40%      2.14%       8.31%     to   8.42%
2003    5,701,900   102.44 to 103.07       587,583,397   1.30% to 1.40%      1.68%      31.61%     to  31.74%

High-Income Bond Fund (Class 3)
2007      404,046    67.78 to  68.47        27,657,188   1.30% to 1.40%     10.61%      -0.01%     to   0.09%
2006      489,770    67.79 to  68.41        33,496,125   1.30% to 1.40%      5.87%       9.12%     to   9.23%
2005      587,965    62.12 to  62.63        36,815,196   1.30% to 1.40%      5.93%       0.83%     to   0.93%
2004      725,768    61.61 to  62.05        45,026,494   1.30% to 1.40%     13.26%       7.87%     to   7.98%
2003      913,033    57.12 to  57.47        52,459,226   1.30% to 1.40%      8.08%      22.07%     to  22.19%

International Fund (Class 3)
2007    2,080,064    58.78 to  59.38       123,482,824   1.30% to 1.40%      1.46%      18.43%     to  18.55%
2006    2,405,011    49.63 to  50.09       120,436,613   1.30% to 1.40%      1.61%      17.42%     to  17.53%
2005    2,663,104    42.27 to  42.62       113,464,916   1.30% to 1.40%      1.42%      19.85%     to  19.97%
2004    3,184,962    35.27 to  35.52       113,116,567   1.30% to 1.40%      2.40%      16.29%     to  16.41%
2003    3,732,955    30.33 to  30.52       113,895,501   1.30% to 1.40%      0.82%      29.37%     to  29.50%

U.S. Government/AAA-Rated Securities Fund (Class 3)
2007      855,535    33.41 to  33.76        28,870,237   1.30% to 1.40%      7.29%       5.15%     to   5.26%
2006      996,762    31.78 to  32.07        31,959,063   1.30% to 1.40%      3.74%       2.36%     to   2.46%
2005    1,242,128    31.04 to  31.30        38,870,364   1.30% to 1.40%      3.72%       1.07%     to   1.17%
2004    1,391,833    30.72 to  30.94        43,050,579   1.30% to 1.40%     10.29%       1.85%     to   1.95%
2003    1,832,114    30.16 to  30.35        55,586,852   1.30% to 1.40%      4.97%       0.77%     to   0.87%

Growth and Income Portfolio (Class VC)
2007   20,216,084    10.66 to  10.86(8)    281,634,255   1.15% to 2.05%      1.32%       0.82%     to   2.25%
2006   17,926,774    10.58 to  10.62(8)    246,019,110   1.15% to 2.05%      1.35%       4.82%(12) to   5.29%(12)(9)
2005   15,827,941    11.64 to  11.91       188,203,284   1.52% to 1.97%      1.04%       1.23%     to   1.69%
2004   13,083,519    11.50 to  11.71       153,058,883   1.52% to 1.97%      1.03%      10.47%     to  10.96%
2003    7,096,599    10.41 to  10.56        74,869,034   1.52% to 1.97%      0.99%      28.48%     to  29.05%

Mid-Cap Value Portfolio (Class VC)
2007    5,311,917    14.73 to  14.94        79,277,583   1.52% to 1.77%      0.38%      -1.18%     to  -0.94%
2006    6,529,071    14.90 to  15.08        98,390,983   1.52% to 1.77%      0.46%      10.26%     to  10.54%
2005    8,338,434    13.51 to  13.64       113,685,375   1.52% to 1.77%      0.46%       6.33%     to   6.59%
2004    7,282,874    12.71 to  12.80        93,178,487   1.52% to 1.77%      0.39%      21.87%     to  22.18%
2003    3,755,083    10.43 to  10.47        39,325,869   1.52% to 1.77%      0.73%      22.58%     to  22.88%

BB&T Capital Manager Equity VIF Portfolio
2007      396,678    11.82 to  12.01(8)      4,754,397   1.52% to 2.02%      2.78%      -0.30%     to   0.53%
2006      297,909    11.85 to  11.95(8)      3,554,572   1.52% to 2.02%      1.19%       6.79%(13) to  14.01%
2005        3,383    10.32 to  10.48            35,013   1.52% to 1.97%      2.54%       3.22%(11) to   4.79%(11)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At December 31                              For the Year Ended December 31
       -----------------------------------------------   ---------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to          Net Assets        Lowest         Income           Lowest to
Year      Units      Highest ($)(7)           ($)        to Highest (1)    Ratio (2)        Highest (3)
----   ----------   ----------------     -------------   --------------   ----------   ---------------------
BB&T Large Cap Growth VIF Portfolio
2007           --       --        --                --              --         --          --             --
2006       21,292    10.54 to  10.60(8)        225,509   1.52% to 2.02%      0.54%       4.08%(13) to   4.23%(13)(9)
2005        1,703    10.15 to  10.34            17,602   1.52% to 1.97%      0.34%       1.54%(11) to   3.42%(11)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

BB&T Large Cap VIF Portfolio
2007      335,934    11.40 to  11.62(8)      3,879,807   1.52% to 2.02%      2.01%      -8.29%     to  -7.29%
2006      174,402    12.43 to  12.53(8)      2,174,000   1.52% to 2.02%      0.97%       6.89%(13) to  19.45%
2005       13,166    10.26 to  10.49           138,082   1.52% to 1.97%      1.18%       2.57%(11) to   4.89%(11)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

BB&T Mid Cap Growth VIF Portfolio
2007      298,407    14.29 to  14.49(8)      4,313,645   1.52% to 2.02%      0.00%      32.03%     to  32.98%
2006      215,430    10.82 to  10.89(8)      2,343,054   1.52% to 2.02%      0.16%       5.69%(13) to   5.93%(13)(9)
2005       22,213    10.67 to  10.71           237,746   1.52% to 1.97%      0.00%       6.73%(11) to   7.08%(11)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

BB&T Special Opportunities Equity VIF Portfolio
2007      721,360    14.04 to  14.22(8)     10,239,903   1.52% to 2.02%      0.00%      10.96%     to  11.70%
2006      263,198    12.66 to  12.73(8)      3,349,682   1.52% to 2.02%      0.05%       8.33%(13) to  22.83%
2005       24,009              10.36(8)        248,845   1.52% to 1.97%      0.00%       3.55%(11) to   3.76%(11)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

BB&T Total Return Bond VIF Portfolio
2007      786,205    10.45 to  10.70(8)      8,405,798   1.52% to 2.02%      4.13%       3.12%     to   4.86%
2006      300,793    10.13 to  10.20(8)      3,070,867   1.52% to 2.02%      4.03%       0.05%(13) to   1.91%
2005       26,825    10.01 to  10.07(8)        268,549   1.52% to 1.97%      0.44%       0.73%(11) to   1.00%(11)(9)
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

MTB Large Cap Growth Fund II
2007           20    10.39 to  10.52               209   1.52% to 1.77%      0.48%       3.94%(16) to   5.23%(16)
2006           --       --        --                --              --         --          --             --
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

MTB Large Cap Value Fund II
2007          256     9.65 to   9.70             2,481   1.52% to 1.77%      1.79%      -3.46%(16) to  -2.96%(16)
2006           --       --        --                --              --         --          --             --
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

MTB Managed Allocation Fund - Aggressive Growth II
2007           20    10.28 to  10.43               207   1.52% to 1.77%      2.88%       2.80%(16) to   4.29%(16)
2006           --       --        --                --              --         --          --             --
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

MTB Managed Allocation Fund - Conservative GrowthII
2007           20    10.28 to  10.32               206   1.52% to 1.77%      2.44%       2.80%(16) to   3.22%(16)
2006           --       --        --                --              --         --          --             --
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

MTB Managed Allocation Fund - Moderate Growth II
2007           20    10.30 to  10.38               207   1.52% to 1.77%      1.94%       3.05%(16) to   3.81%(16)
2006           --       --        --                --              --         --          --             --
2005           --       --        --                --              --         --          --             --
2004           --       --        --                --              --         --          --             --
2003           --       --        --                --              --         --          --             --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2003, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2003, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

(4) For the period from the effective date of July 28, 2003 to December 31, 2003.

(5) For the period from the effective date of October 1, 2003 to December 31, 2003.

(6) For the period from the effective date of April 7, 2003 to December 31, 2003.

(7) Beginning in 2003, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2003, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(8) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(9) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(10) For the period from the effective date of July 1, 2005 to December 31, 2005.

(11) For the period from the effective date of October 10, 2005 to December 31, 2005.

(12) For the period from the effective date of September 5, 2006 to December 31, 2006.

(13) For the period from the effective date of September 29, 2006 to December 31, 2006.

(14) For the period from the effective date of May 1, 2006 to December 31, 2006.

(15) For the period from the effective date of January 29, 2007 to December 31, 2007.

(16) For the period from the effective date of February 5, 2007 to December 31, 2007.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                         Page
                                                                       Number(s)
                                                                       ---------
Report of Independent Registered Public Accounting Firm                    --

Consolidated Balance Sheet - December 31, 2007 and 2006                 1 to 2

Consolidated Statement of Income and Comprehensive Income -
Years Ended December 31, 2007, 2006 and 2005                            3 to 4

Consolidated Statement of Cash Flows - Years Ended
December 31, 2007, 2006 and 2005                                        5 to 6

Notes to Consolidated Financial Statements                              7 to 36

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2008

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  DECEMBER 31,

                                                                             2007          2006
                                                                         -----------   -----------
                                                                               (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                                       $   323,925   $   167,722
   Fixed maturities available for sale, at fair value (amortized cost:
      2007, $3,620,749; 2006, $3,946,612)                                  3,608,710     3,952,023
   Mortgage and other loans                                                  451,603       536,357
   Policy loans                                                              151,592       159,222
   Mutual funds                                                               19,797        29,633
   Equity securities available for sale, at fair value (cost: 2007,
      $20,140; 2006, $21,701)                                                 19,430        22,006
   Partnerships                                                              239,271           414
   Securities lending invested collateral, at fair value (cost: 2007,
      $2,168,979; 2006, $2,110,459)                                        2,019,089     2,110,459
   Derivative assets, at fair value                                          190,928        93,061
                                                                         -----------   -----------
   Total investments and cash                                              7,024,345     7,070,897
Separate and variable accounts                                            30,026,440    27,789,310
Accrued investment income                                                     52,047        59,167
Deferred acquisition costs                                                 1,430,526     1,456,680
Other deferred expenses                                                      257,087       263,613
Income taxes currently receivable from Parent                                  7,904            67
Goodwill                                                                      14,056        14,056
Other assets                                                                  78,852        62,422
                                                                         -----------   -----------
TOTAL ASSETS                                                             $38,891,257   $36,716,212
                                                                         ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  DECEMBER 31,

                                                                          2007           2006
                                                                       -----------   -----------
                                                                             (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed accounts of variable annuity
      contracts                                                        $ 2,623,305   $ 2,926,124
   Reserves for universal life insurance contracts                       1,350,124     1,408,877
   Reserves for guaranteed investment contracts                             41,044        42,647
   Reserves for guaranteed benefits                                         75,712        75,234
   Securities lending payable                                            2,196,793     2,110,459
   Due to affiliates                                                        39,675        23,866
   Other liabilities                                                       246,635       231,497
                                                                       -----------   -----------
   Total reserves, payables and accrued liabilities                      6,573,288     6,818,704
Derivative liabilities, at fair value                                       54,855         2,451
Separate and variable accounts                                          30,026,440    27,789,310
Deferred income taxes                                                      279,401       345,376
                                                                       -----------   -----------
Total liabilities                                                       36,933,984    34,955,841
                                                                       -----------   -----------
Shareholder's equity:
   Common stock                                                              3,511         3,511
   Additional paid-in capital                                              934,751       761,664
   Retained earnings                                                     1,122,772       992,179
   Accumulated other comprehensive income (loss)                          (103,761)        3,017
                                                                       -----------   -----------
   Total shareholder's equity                                            1,957,273     1,760,371
                                                                       -----------   -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                             $38,891,257   $36,716,212
                                                                       ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                        FOR THE YEARS ENDED DECEMBER 31,

                                                            2007       2006       2005
                                                          --------   --------   --------
                                                                  (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees, net of reinsurance    $584,219   $491,422   $429,037
      Asset management fees                                 79,783     79,385     82,128
      Universal life insurance policy fees, net of
         reinsurance                                        33,753     29,539     33,244
      Surrender charges                                     25,779     26,416     26,900
      Other fees                                            15,430     16,478     15,510
                                                          --------   --------   --------
   Total fee income                                        738,964    643,240    586,819
   Net investment income                                   285,095    326,671    344,691
   Net realized investment gain (loss)                     (64,336)     3,928      8,925
                                                          --------   --------   --------
Total revenues                                             959,723    973,839    940,435
                                                          --------   --------   --------
BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable
         annuity contracts                                  92,911    108,268    124,575
      Universal life insurance contracts                    63,441     66,361     70,290
      Guaranteed investment contracts                        3,388      4,607      6,608
                                                          --------   --------   --------
   Total interest expense                                  159,740    179,236    201,473
   Amortization of bonus interest                           35,771     22,526     18,069
   Amortization of deferred acquisition costs and
      other deferred expenses                              301,643    218,795    218,029
   Claims on universal life insurance contracts, net of
      reinsurance recoveries                                19,954     17,897     18,412
   Guaranteed benefits, net of
      reinsurance recoveries                                23,365     42,685     24,967
   General and administrative expenses                     167,766    149,450    131,310
   Annual commissions                                      103,879     89,798     75,534
                                                          --------   --------   --------
Total benefits and expenses                                812,118    720,387    687,794
                                                          --------   --------   --------
PRETAX INCOME                                              147,605    253,452    252,641
Income tax expense                                          17,012     56,226     70,738
                                                          --------   --------   --------
NET INCOME                                                $130,593   $197,226   $181,903
                                                          --------   --------   --------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                               2007       2006       2005
                                                            ---------   --------   --------
                                                                     (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Unrealized depreciation of investments, less related
   amortization of deferred acquisition costs and other
   deferred expenses, net of reclassification adjustments   $(164,799)  $(19,559)  $(87,931)
Foreign currency translation adjustment                           412      2,546     (2,071)
Deferred income tax benefit on above changes                   57,609      5,956     31,502
                                                            ---------   --------   --------
OTHER COMPREHENSIVE LOSS                                     (106,778)   (11,057)   (58,500)
                                                            ---------   --------   --------
COMPREHENSIVE INCOME                                        $  23,815   $186,169   $123,403
                                                            =========   ========   ========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           2007        2006         2005
                                                                        ---------   ---------   -----------
                                                                                   (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                              $ 130,593   $ 197,226   $   181,903
Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to:
      Fixed annuity and fixed accounts of variable annuity contracts       92,911     108,268       124,575
      Universal life insurance contracts                                   63,441      66,361        70,290
      Guaranteed investment contracts                                       3,388       4,607         6,608
   Net realized investment (gain) loss                                     64,336      (3,928)       (8,925)
   Net increase in partnerships attributable to equity accounting          (6,139)       (358)           --
   Amortization of net premium/(accretion of net discount) on
      investments                                                           5,092      (1,432)       12,399
   Amortization of deferred acquisition costs and other expenses          337,414     241,321       236,098
   Acquisition costs deferred                                            (247,797)   (245,028)     (202,790)
   Other expenses deferred                                                (14,410)    (14,739)      (15,918)
   Provision for deferred income taxes                                     (5,869)     34,754        90,547
   Change in:
      Accrued investment income                                             7,120       8,744         5,858
      Income taxes currently receivable from Parent                        (7,837)      4,766         5,112
      Other assets                                                         (5,967)     (3,619)       (5,865)
      Due from/to affiliates                                               15,809      11,952        (9,741)
      Other liabilities                                                   (12,601)     23,999         4,786
   Other, net                                                             (24,900)    (30,055)      (21,254)
                                                                        ---------   ---------   -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                 394,584     402,839       473,683
                                                                        ---------   ---------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Fixed maturities                                                      (949,701)   (595,892)   (2,368,070)
   Mortgage and other loans                                               (30,031)   (209,311)     (112,327)
   Partnerships                                                           (66,719)         --            --
   Derivatives                                                           (202,161)    (21,055)      (25,829)
   Other investments, excluding short-term investments                     (6,975)     (5,700)      (23,144)
Sales of:
   Fixed maturities                                                       800,862     668,845     1,674,197
   Derivatives                                                            151,586      14,402            --
   Other investments, excluding short-term investments                     17,007       4,378        56,295
Redemptions and maturities of:
   Fixed maturities                                                       445,665     800,127       826,462
   Mortgage and other loans                                               115,959     164,203       246,470
   Other investments, excluding short-term investments                      8,036      11,230        15,903
Increase in securities lending invested collateral                        (90,606)   (831,765)     (394,902)
                                                                        ---------   ---------   -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                     $ 192,922   $    (538)  $  (104,945)
                                                                        ---------   ---------   -----------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            2007          2006          2005
                                                                        -----------   -----------   -----------
                                                                                     (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity and fixed accounts of variable annuity contracts       $ 1,796,326   $ 1,588,153   $ 1,351,964
   Universal life insurance contracts                                        37,435        38,774        41,611
Net exchanges from the fixed accounts of variable annuity contracts      (1,695,229)   (1,598,673)   (1,171,713)
Withdrawal payments on:
   Fixed annuity and fixed accounts of variable annuity contracts          (414,210)     (688,604)     (611,301)
   Universal life insurance contracts                                       (51,650)      (52,833)      (57,465)
   Guaranteed investment contracts                                           (4,908)      (79,413)     (104,411)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity and fixed accounts of variable annuity contracts           (97,485)      (86,143)      (99,903)
   Universal life insurance contracts                                       (92,192)      (97,671)      (98,473)
Increase in securities lending payable                                       86,334       831,765       394,902
Capital contribution                                                          4,276            --            --
Dividend paid to Parent                                                          --      (280,000)      (25,000)
                                                                        -----------   -----------   -----------
NET CASH USED IN FINANCING ACTIVITIES                                      (431,303)     (424,645)     (379,789)
                                                                        -----------   -----------   -----------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS                  156,203       (22,344)      (11,051)

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD                      167,722       190,066       201,117
                                                                        -----------   -----------   -----------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD                        $   323,925   $   167,722   $   190,066
                                                                        ===========   ===========   ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes received from (paid to) Parent                             $   (30,718)  $   (16,706)  $    24,923
                                                                        ===========   ===========   ===========
Non-cash activity:
   Bonus interest and other deferrals credited to reserve for annuity
      contracts                                                         $    38,530   $    41,728   $    29,039
                                                                        ===========   ===========   ===========
   Capital contribution of partnerships                                 $   168,512   $        --   $        --
                                                                        ===========   ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2007, 2006 AND 2005

1.   NATURE OF OPERATIONS AND ORGANIZATION

     AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management.

     The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Company owns 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS").

     SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

     During the second half of 2007, disruption in the global credit markets, coupled with the repricing of credit risk, and the U.S. housing market deterioration, particularly in the fourth quarter, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets and the obligations and collateral relating to certain financial instruments issued or held by the Company.

     Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 31%, 28% and 32% of deposits in the years ended December 31, 2007, 2006 and 2005, respectively. No other independent selling organization was responsible for 10% or more of deposits for any such period. One independent selling organization in the asset management operations represented 18%, 16% and 12% of deposits in the years ended December 31, 2007, 2006 and 2005, respectively. No other independent selling organization was responsible for 10% or more of deposits for any such period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ, possibly materially, from those estimates. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

     CASH AND SHORT-TERM INVESTMENTS: Cash and short-term investments consist of cash on hand and non-interest bearing demand deposits, interest-bearing cash equivalents, time deposits, and investments with original maturities within one year from the date of purchase, such as commercial paper.

     INVESTMENTS IN FIXED MATURITIES AND EQUITY SECURITIES: Fixed maturities available for sale consist of bonds, notes and redeemable preferred stocks and are carried at fair value. Premiums and discounts arising from the purchase of fixed maturities available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Equity securities available for sale consist of common stocks and non-redeemable preferred stocks and are carried at fair value. Unrealized gains or losses from available for sale investments in fixed maturities and equity securities are reported as a separate component of accumulated other comprehensive income (loss), net of deferred acquisition costs, other deferred expenses and income tax, in consolidated shareholder's equity. Investments in fixed maturities and equity securities are recorded on a trade-date basis.

     The Company evaluates its investments for other-than-temporary impairment. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognized requires the judgment of the Company's management and a continual review of its investments. A security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

          - Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

          - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          - The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

     The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the recovery period would be temporary. At each balance sheet date, the Company evaluates its securities holdings with unrealized losses. When the Company does not intend to hold such securities until they have recovered their cost basis, based on the circumstances at the date of evaluation, the Company records the unrealized loss in income. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed. In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturities, which is not credit or foreign exchange related, the Company generally accretes the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     MORTGAGE AND OTHER LOANS: Mortgage and other loans include mortgage loans on real estate and collateral, commercial and guaranteed loans. All such loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount and premium. Interest income on such loans is accrued as earned. Impairment of mortgage loans on real estate and collateral and commercial loans is based on certain risk factors and when collection of all amounts due under the contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received. The Company did not record a credit allowance for mortgage and other loans as of December 31, 2007 and 2006.

     POLICY LOANS: Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

     MUTUAL FUNDS: Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

     PARTNERSHIPS: Partnerships consist of investments in hedge funds and limited partnerships. The Company's carrying value is its share of the net asset value of the funds or the limited partnerships. The changes in such net asset values, accounted for under the equity method, are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

     SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through an agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that the collateral received is maintained at a minimum of 102% of the value of the loaned securities (105% for cross-currency loans). The collateral is held in a custodial account for the beneficial interest of the Company and other affiliated lenders, and is not available for the general use of the Company. The collateral is reinvested in short-term investments and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities are carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities. Unrealized gains and losses on these collateral investments are reflected within accumulated other comprehensive income (loss), net of deferred acquisition costs, other deferred expenses and income tax in consolidated shareholder's equity. Securities lending collateral investments are subject to review for other-than-temporary impairment in a manner consistent with other available-for-sale fixed maturity securities. The Company's allocated portion of income earned on the collateral investments, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, is recorded as net investment income in the consolidated statement of income and comprehensive income. The Company's allocated portion of any realized investment gains or losses on the collateral investments is recorded in the consolidated statement of income and comprehensive income.

     The fair values of the securities pledged under the securities lending agreement were $2,154,745,000 and $2,062,743,000 as of December 31, 2007
     and 2006, respectively, and are included in fixed maturities available for sale in the consolidated balance sheet.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES: Derivative financial instruments primarily used by the Company include embedded derivatives relating to certain guarantees of annuity contract values, derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values and interest rate swap agreements. The Company is neither a dealer nor a trader in derivative financial instruments. The Company recognizes all derivatives in the consolidated balance sheet at fair value. Gains and losses in the fair value of derivatives are recognized in net realized investment gain (loss) in the consolidated statement of income and comprehensive income.

     The Company issues certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", the GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The fair value of the GMAV and GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMAV and GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market using observable mid-market quotes while over-the-counter index options are marked to market through matrix pricing that utilizes observable market inputs. The GMAV, GMWB and index options are reported in derivative assets or derivative liabilities in the consolidated balance sheet. The changes in fair value of the Company's derivative instruments are reported in net realized investment gain (loss) in the accompanying consolidated statement of income and comprehensive income.

     GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and futures on U.S. Treasury securities to partially offset this risk.

     GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and futures on U.S. Treasury securities to partially offset this risk.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     SEPARATE AND VARIABLE ACCOUNTS: The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as separate and variable account assets with an equivalent summary total reported as separate and variable account liabilities when the separate account qualifies for separate account treatment under American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Amounts assessed against the contract holders for mortality, administrative, and other services and features are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

     DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs represent those costs, including commissions and other underwriting expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to universal life and investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts in accordance with FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"). Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. If estimated gross profits change significantly, DAC is recalculated using the new assumptions (a DAC "unlocking"). Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

     The DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturities and equity securities available for sale. Because fixed maturities and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

     OTHER DEFERRED EXPENSES: The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holder are primarily recognized as part of the liability for separate and variable accounts in the consolidated balance sheet. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus payments must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the company credits on similar contracts without these bonus payments, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

     GOODWILL: Goodwill amounted to $14,056,000 (net of accumulated amortization of $18,838,000) at December 31, 2007 and 2006. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2007 and 2006, and has determined that no impairment is necessary.

     RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GUARANTEED INVESTMENT
     CONTRACTS: Reserves for fixed annuity, fixed options, universal life insurance and guaranteed investment contracts are accounted for in accordance with FAS 97 and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holder liabilities upon receipt.

     RESERVES FOR GUARANTEED BENEFITS: The Company follows SOP 03-1, which requires recognition of a liability for guaranteed minimum death benefits and other living benefits related to variable annuity and variable life contracts as well as certain disclosures for these products.

     The Company reports variable annuity contracts through separate and variable accounts, or general accounts when not qualified for separate account reporting, when the Company contractually guarantees to the contract holder ("variable contracts with guarantees") either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in minor instances, no minimum returns) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death or annuitization. Such benefits are referred to as guaranteed minimum death benefits ("GMDB"), earnings enhancement benefits ("EEB") and guaranteed minimum income benefits ("GMIB").

     The Company offers GMDB options that guarantee to contract holders, that upon death, the contract holder's beneficiary will receive the greater of
     (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by contract owner. The Company bears the risk that death claims following a decline in the debt and equity markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries are insufficient to cover the costs of the benefit to be provided. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

     NET INVESTMENT INCOME: Net investment income represents income primarily from the following sources in the Company's operations:

          - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

          - Dividend income and distributions from common and preferred stock and other investments when receivable.

          - Earnings from partnership investments accounted for under the equity method.

     NET REALIZED INVESTMENT GAINS AND LOSSES: Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

          - Sales of fixed maturities, equity securities, securities lending invested collateral and other types of investments.

          - Reductions to the cost basis of fixed maturities, equity securities, securities lending invested collateral and other types of investments for other-than-temporary impairments.

          -    Changes in fair value of derivative assets and liabilities.

          - Exchange gains and losses resulting from foreign exchange transactions.

     FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     INCOME TAXES: The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Income taxes have been calculated as if the Company filed a separate return. Deferred tax assets and liabilities are recorded for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements. The Company assesses its ability to realize deferred tax assets primarily based on the earnings history, the future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the legal entity when recognizing deferred tax assets in accordance with FAS No. 109, "Accounting for Income Taxes" ("FAS 109"). See Note 11 herein for a further discussion of income taxes.

     RECENT ACCOUNTING STANDARDS:

     ACCOUNTING CHANGES: In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in FAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. The Company's adoption of SOP 05-1 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments--an amendment of FAS 140 and FAS 133" ("FAS 155"). FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date. The Company's adoption of FAS No. 155 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company's adoption of FIN 48 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS: In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted FAS 157 on January 1, 2008, its required effective date. The adoption of FAS 157 resulted in a decrease in net income of approximately $56,000,000 in the first quarter of 2008 primarily due to the incorporation of the Company's own credit risk and the inclusion of explicit risk margins, where appropriate.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis of accounting for eligible items existing at the adoption date and at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. As of January 1, 2008, the Company did not choose to elect the fair value option for any of its financial assets or liabilities.

3.   INVESTMENTS

     The cost or amortized cost and estimated fair value of fixed maturities, equity securities and securities lending invested collateral by major category are as follows:

                                           Cost or       Gross        Gross
                                          Amortized   Unrealized   Unrealized   Estimated
                                            Cost         Gains       Losses     Fair Value
                                         ----------   ----------   ----------   ----------
                                                           (in thousands)
AT DECEMBER 31, 2007:

U.S. government securities               $   18,718     $ 1,536    $      --    $   20,254
Mortgage-backed securities                1,059,788      13,506      (16,763)    1,056,531
Securities of public utilities              204,801       1,916       (1,180)      205,537
Corporate bonds and notes                 2,051,806      30,169      (30,692)    2,051,283
Other debt securities                       285,636       3,610      (14,141)      275,105
                                         ----------     -------    ---------    ----------
   Total fixed maturities                 3,620,749      50,737      (62,776)    3,608,710
Equity securities                            20,140          30         (740)       19,430
Securities lending invested collateral    2,168,979          --     (149,890)    2,019,089
                                         ----------     -------    ---------    ----------
   Total                                 $5,809,868     $50,767    $(213,406)   $5,647,229
                                         ==========     =======    =========    ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued)

                                           Cost or       Gross        Gross
                                          Amortized   Unrealized   Unrealized    Estimated
                                            Cost         Gains       Losses     Fair Value
                                         ----------   ----------   ----------   ----------
                                                           (in thousands)
AT DECEMBER 31, 2006:

U.S. government securities               $   32,703     $   483     $   (206)   $   32,980
Mortgage-backed securities                  937,508       7,783       (4,281)      941,010
Securities of public utilities              248,440       2,613       (2,386)      248,667
Corporate bonds and notes                 2,289,158      32,089      (27,877)    2,293,370
Other debt securities                       438,803       4,537       (7,344)      435,996
                                         ----------     -------     --------    ----------
   Total fixed maturities                 3,946,612      47,505      (42,094)    3,952,023
Equity securities                            21,701         305           --        22,006
Securities lending invested collateral    2,110,459          --           --     2,110,459
                                         ----------     -------     --------    ----------
   Total                                 $6,078,772     $47,810     $(42,094)   $6,084,488
                                         ==========     =======     ========    ==========

     At December 31, 2007, fixed maturities included $112,516,000 of securities not rated investment grade. These non-investment-grade securities are comprised of bonds and redeemable preferred stock spanning 11 industries with 39%, 23% and 16% concentrated in finance, consumer cyclical and electric industries, respectively. No other industry concentration constituted more than 10% of these assets.

     At December 31, 2007, mortgage loans were collateralized by properties located in 20 states, with loans totaling approximately 35% of the aggregate carrying value of the portfolio secured by properties located in California. No more than 10% of the portfolio was secured by properties in any other single state.

     At December 31, 2007, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $1,159,000.

     As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

     The Company typically utilizes swap agreements to economically hedge risk associated with interest rates, guaranteed benefits, and foreign exchange.

     At December 31, 2007, $9,311,000 of fixed maturities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

     Included in the fixed maturities at December 31, 2007 is a bond carried at fair value of $21,251,000 that was issued by an affiliate.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued)

     The following table presents cost or amortized cost and estimated fair values of the Company's available for sale fixed maturities and securities lending invested collateral at December 31, 2007, by contractual maturity. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                             Cost or       Estimated
                                         Amortized Cost   Fair Value
                                         --------------   ----------
                                                (in thousands)
AT DECEMBER 31, 2007:

Due in one year or less                    $  381,010     $  384,485
Due after one year through five years       1,184,375      1,187,610
Due after five years through ten years        701,544        697,057
Due after ten years                           294,032        283,027
Mortgage-backed securities                  1,059,788      1,056,531
                                           ----------     ----------
   Total fixed maturities                   3,620,749      3,608,710
Securities lending invested collateral      2,168,979      2,019,089
                                           ----------     ----------
   Total                                   $5,789,728     $5,627,799
                                           ==========     ==========

     The following tables summarize the Company's fair value and gross unrealized losses on the Company's available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2007 and 2006 (dollars in thousands):

                                     Less than 12 Months                12 Months or More                       Total
                               -------------------------------   -------------------------------   -------------------------------
                                            Unrealized                        Unrealized                        Unrealized
                               Fair Value      Loss      Items   Fair Value      Loss      Items   Fair Value      Loss      Items
                               ----------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
December 31, 2007

Mortgage-backed securities     $  188,042    $ 10,409      35    $  185,342     $ 6,354      53    $  373,384    $ 16,763      88
Securities of public
   utilities                       22,845         186       3        69,050         994      14        91,895       1,180      17
Corporate bonds and notes         475,919      16,127      59       652,952      14,565     116     1,128,871      30,692     175
Other debt securities              67,937       5,170      18       109,989       8,971      29       177,926      14,141      47
Equity securities                  19,400         740       1            --          --      --        19,400         740       1
Securities lending invested
   collateral (a)               2,019,089     149,890      --            --          --      --     2,019,089     149,890      --
                               ----------    --------     ---    ----------     -------     ---    ----------    --------     ---
   Total                       $2,793,232    $182,522     116    $1,017,333     $30,884     212    $3,810,565    $213,406     328
                               ==========    ========     ===    ==========     =======     ===    ==========    ========     ===

(a) Represents the Company's allocated portion of AIG's securities lending pool.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued)

                             Less than 12 Months               12 Months or More                       Total
                        -----------------------------   -------------------------------   -------------------------------
                          Fair     Unrealized                        Unrealized                        Unrealized
                         Value        Loss      Items   Fair Value      Loss      Items   Fair Value      Loss      Items
                        --------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
December 31, 2006
U.S. government
   securities           $ 18,077     $  206        2    $       --    $    --       --    $   18,077     $   206       2
Mortgage-backed
   securities            183,835      1,114       18       218,826      3,167       60       402,661       4,281      78
Securities of public
   utilities              37,825        133        6        97,536      2,253       22       135,361       2,386      28
Corporate bonds and
   notes                 342,311      2,732       42     1,007,523     25,145      166     1,349,834      27,877     208
Other debt securities     99,877        938       19       145,914      6,406       32       245,791       7,344      51
                        --------     ------      ---    ----------    -------      ---    ----------     -------     ---
Total                   $681,925     $5,123       87    $1,469,799    $36,971      280    $2,151,724     $42,094     367
                        ========     ======      ===    ==========    =======      ===    ==========     =======     ===

     Investments in partnerships totaled $239,271,000 and $414,000 at December 31, 2007 and 2006, respectively, and were comprised of four partnerships and one partnership, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination provisions.

     The net realized investment gain (loss) includes the following:

                                             Years ended December 31,
                                         ------------------------------
                                           2007       2006       2005
                                         --------   --------   --------
                                                 (in thousands)
Fixed maturities                         $ (1,836)  $ 10,390   $ (9,901)
Equity securities                             276      2,376         51
Securities lending invested collateral     (4,276)       ---        ---
Other-than-temporary impairments          (51,018)   (12,205)   (10,228)
Other investments                          (7,482)     3,367     29,003
                                         --------   --------   --------
Net realized investment gain (loss)      $(64,336)  $  3,928   $  8,925
                                         ========   ========   ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued)

     Realized investment gains and losses on sales of fixed maturities and equity securities are as follows:

                       Years ended December 31,
                     ----------------------------
                       2007      2006      2005
                     -------   -------   --------
                           (in thousands)
FIXED MATURITIES:
   Realized gains    $ 5,238   $17,049   $ 11,526
   Realized losses    (7,768)   (6,659)   (23,927)
EQUITY SECURITIES:
   Realized gains    $   276   $ 2,376   $     51
   Realized losses        --        --         --

     The sources and related amounts of net investment income are as follows:

                                            Years ended December 31,
                                         ------------------------------
                                           2007       2006       2005
                                         --------   --------   --------
                                                (in thousands)
Short-term investments                   $ 13,196   $ 11,334   $  7,740
Fixed maturities                          215,229    257,509    264,284
Mortgage loans                             34,625     41,915     48,633
Policy loans                               12,181     13,288     13,869
Equity securities                           1,293         --         --
Partnerships                                7,118      1,155     10,393
Securities lending invested collateral      2,119      2,592      1,429
Other investment income                     1,557      1,062        351
                                         --------   --------   --------
Total investment income                   287,318    328,855    346,699
Less: investment expenses                  (2,223)    (2,184)    (2,008)
                                         --------   --------   --------
Net investment income                    $285,095   $326,671   $344,691
                                         ========   ========   ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     FAS No. 107, "Disclosures about Fair Value of Financial Instruments" ("FAS 107"), requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. FAS 107 excludes certain financial instruments, including those related to insurance contracts. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other than active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

     CASH AND SHORT-TERM INVESTMENTS: The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

     FIXED MATURITIES AND EQUITY SECURITIES: The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The Company obtains market price data to value financial instruments whenever such information is available. Market price data generally is obtained from market exchanges or dealer quotations. The types of instruments valued based on market price data consists of U.S. government and agency securities and equities listed in active markets. The Company estimates the fair value of fixed income instruments not traded in active markets by referring to traded securities with similar attributes and using a matrix pricing methodology. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, and other relevant factors. The types of fixed income instruments not traded in active markets include mortgage-backed securities, securities of public utilities and corporate bonds and notes. For fixed income instruments that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

     MORTGAGE AND OTHER LOANS: Mortgage and other loans include mortgage loans on real estate and collateral, commercial and guaranteed loans. Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

     POLICY LOANS: The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

     MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

     PARTNERSHIPS: Fair values are determined based on the net asset values provided by the general partner or manager of each investment. The Company obtains the fair value of its investments in hedge funds and limited partnerships from information provided by the general partner or manager of these investments, the accounts of which generally are audited on an annual basis. The transaction price is used as the best estimate of fair value at inception.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

     SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE:
     Securities lending invested collateral consists of short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturities are carried at fair value, which is based principally on independent pricing services, broker quotes and other independent information, consistent with the valuation of other fixed maturities. The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

     DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES: Derivative assets and derivative liabilities include derivative financial instruments and embedded derivatives relating to GMAV and GMWB. Fair value of the derivative financial instruments is based principally on broker quotes. Fair value for embedded derivatives relating to GMAV and GMWB is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations of contract holder behavior.

     RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
     CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

     The estimated fair values of the Company's financial instruments at December 31, 2007 and 2006 compared with their respective carrying values are as follows:

                                                       Carrying       Fair
                                                         Value       Value
                                                      ----------   ---------
                                                          (in thousands)
AT DECEMBER 31, 2007:

ASSETS:
   Cash and short-term investments                    $  323,925     323,925
   Fixed maturities                                    3,608,710   3,608,710
   Equity securities                                      19,430      19,430
   Mortgage and other loans                              451,603     461,969
   Policy loans                                          151,592     151,592
   Mutual funds                                           19,797      19,797
   Partnerships                                          239,271     239,271
   Securities lending invested collateral              2,019,089   2,019,089
   Derivative assets                                     190,928     190,928

LIABILITIES:
   Reserves for fixed annuity and fixed accounts of
      variable annuity contracts                      $2,623,305   2,579,002
   Reserves for guaranteed investment contracts           41,044      41,126
   Securities lending payable                          2,196,793   2,196,793
   Derivative liabilities                                 54,855      54,855

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                       Carrying       Fair
                                                         Value       Value
                                                      ----------   ----------
                                                           (in thousands)
AT DECEMBER 31, 2006:

ASSETS:
   Cash and short-term investments                    $  167,722   $  167,722
   Fixed maturities                                    3,952,023    3,952,023
   Equity securities                                      22,006       22,006
   Mortgage and other loans                              536,357      544,519
   Policy loans                                          159,222      159,222
   Mutual funds                                           29,633       29,633
   Partnerships                                              414          414
   Securities lending invested collateral              2,110,459    2,110,459
   Derivative assets                                      93,061       93,061

LIABILITIES:
   Reserves for fixed annuity and fixed accounts of
      variable annuity contracts                      $2,926,124   $2,878,992
   Reserves for guaranteed investment contracts           42,647       42,729
   Securities lending payable                          2,110,459    2,110,459
   Derivative liabilities                                  2,451        2,451

5.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                              Years Ended December 31,
                                              ------------------------
                                                  2007         2006
                                               ----------   ----------
                                                     (in thousands)
Balance at beginning of year                   $1,456,680   $1,378,018
Acquisition costs deferred                        247,797      245,028
Effect of net unrealized loss on securities         3,533       23,908
Amortization charged to income                   (277,484)    (190,274)
                                               ----------   ----------
Balance at end of year                         $1,430,526   $1,456,680
                                               ==========   ==========

     The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. In 2007, the Company recorded approximately $74,000,000 of additional amortization of deferred acquisition costs and sales inducements. Approximately $61,000,000 related to changes in actuarial estimates from the conversion to a new system and $13,000,000 related to unlocking future assumptions and experience updates.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.   OTHER DEFERRED EXPENSES

     The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                Bonus    Distribution
                                              Payments       Costs        Total
                                              --------   ------------   --------
                                                        (in thousands)
AT DECEMBER 31, 2007

Balance at beginning of year                  $216,397       47,216      263,613
Expenses deferred                               38,530       14,410       52,940
Effect of net unrealized loss on securities        464           --          464
Amortization charged in income                 (35,771)     (24,159)     (59,930)
                                              --------     --------     --------
Balance at end of year                        $219,620       37,467      257,087
                                              ========     ========     ========
AT DECEMBER 31, 2006

Balance at beginning of year                  $194,603     $ 60,998     $255,601
Expenses deferred                               41,728       14,739       56,467
Effect of net unrealized loss on securities      2,592           --        2,592
Amortization charged in income                 (22,526)     (28,521)     (51,047)
                                              --------     --------     --------
Balance at end of year                        $216,397     $ 47,216     $263,613
                                              ========     ========     ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS

     Details concerning the Company's guaranteed benefit exposures are as follows:


                                                                                        Highest
                                                                                       Specified
                                                                                      Anniversary
                                                                                        Account
                                                                                      Value Minus
                                                                     Return of Net    Withdrawals
                                                                    Deposits Plus a       Post
                                                                     Minimum Return   Anniversary
                                                                    ---------------   -----------
                                                                        (dollars in millions)
AT DECEMBER 31, 2007

In the event of death (GMDB and EEB):
   Net account value                                                  $    10,982     $    13,428
   Net amount at risk (a)                                                     491             495
   Average attained age of contract holders                                    68              66
   Range of guaranteed minimum return rates                                  0%-5%              0%

At annuitization (GMIB):
   Net account value                                                  $     2,689
   Net amount at risk (b)                                                      15
   Weighted average period remaining until earliest annuitization       2.7 years
   Range of guaranteed minimum return rates                                0%-6.5%

Accumulation at specified date (GMAV):
   Account value                                                      $     2,192
   Net amount at risk (c)                                                       1
   Weighted average period remaining until guaranteed payment           6.7 years

Annual withdrawals at specified date (GMWB):
   Account value                                                      $     6,029
   Net amount at risk (d)                                                      43
   Weighted average period remaining until guaranteed payment          19.7 years

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

                                                                                        Highest
                                                                                       Specified
                                                                                      Anniversary
                                                                                        Account
                                                                                      Value Minus
                                                                     Return of Net    Withdrawals
                                                                    Deposits Plus a       Post
                                                                     Minimum Return   Anniversary
                                                                    ---------------   -----------
                                                                        (dollars in millions)
AT DECEMBER 31, 2006

In the event of death (GMDB and EEB):
   Net account value                                                $    10,579       $    11,357
   Net amount at risk (a)                                                   598               541
   Average attained age of contract holders                                  67                65
   Range of guaranteed minimum return rates                                0%-5%                0%

At annuitization (GMIB):
   Net account value                                                $     2,718
   Net amount at risk (b)                                                    21
   Weighted average period remaining until earliest annuitization     2.8 years
   Range of guaranteed minimum return rates                              0%-6.5%

Accumulation at specified date (GMAV):
   Account value                                                    $     2,191
   Net amount at risk (c)                                                    --
   Weighted average period remaining until guaranteed  payment        7.5 years

Annual withdrawals at specified date (GMWB):
   Account value                                                    $     3,323
   Net amount at risk (d)                                                     2
   Weighted average period remaining until expected payout           19.2 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value, net of reinsurance, if all contract holders annuitized at their respective eligibility date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $54,495,000 and $71,107,000 as of December 31, 2007 and 2006, respectively and is payable no sooner than 10 years from the end of the waiting period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                           Years Ended December 31,
                                                           ------------------------
                                                               2007       2006
                                                             --------   --------
                                                                (in thousands)
Balance at the beginning of the year, before reinsurance     $110,102   $ 97,472
   Guaranteed benefits incurred                                27,822     45,976
   Guaranteed benefits paid                                   (22,886)   (33,346)
                                                             --------   --------
Balance at the end of the year, before reinsurance            115,038    110,102
Less reinsurance                                              (39,326)   (34,868)
                                                             --------   --------
Balance at the end of the year, net of reinsurance           $ 75,712   $ 75,234
                                                             ========   ========

     The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2007 and 2006:

     - Data used was 50 and 5000 stochastically generated investment performance scenarios as of 2007 and 2006, respectively.

     -    Mean investment performance assumption was 10%.

     -    Volatility assumption was 16%.

     - Mortality was assumed to be 50% Male and 80% Female of the 1994 Variable Annuity MGDB table for 2007 and 64% of the 75-80 ALB table for 2006.

     - Lapse rates vary by contract type and duration and range from 0% to 40%.

     -    The discount rate was approximately 8%.

     In 2007, the Company recorded a reduction in reserves for guaranteed benefits and guaranteed benefits expense of $15,676,000 due to changes in actuarial estimates from the conversion to a new system, as well as unlocking future assumptions and experience updates.

8.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     Variable policy fees are net of reinsurance premiums of $26,541,000, $27,210,000 and $28,108,000 in 2007, 2006 and 2005, respectively.
     Guaranteed benefits paid were reduced by reinsurance recoveries of $4,458,000, $3,291,000 and $1,277,000 in 2007, 2006 and 2005, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.   REINSURANCE (Continued)

     The Company has a reinsurance treaty that limits its universal life risk on any one insured life to $100,000. Universal life insurance fees are net of reinsurance premiums of $28,061,000, $35,182,000 and $33,408,000 in 2007,
     2006 and 2005, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $22,337,000, $27,506,000 and $32,422,000 in 2007, 2006 and 2005,
     respectively.

9.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has three agreements outstanding for which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2007 is $84,385,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share $29,706,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Two of these commitments are scheduled to expire in 2008. The Company's commitments under the third agreement with respect to senior securities are scheduled to expire on October 1, 2009, and those with respect to subordinated securities are scheduled to expire on October 1, 2022. These commitments may be extended beyond their stated maturities. Management does not anticipate any material future losses with respect to these commitments.

     Like many other companies, including financial institutions and brokers, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company and its subsidiaries received permanent permission from the SEC in September 2007.

     Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

     At December 31, 2007, SAAMCo has lease commitments, under joint and several obligations with affiliates, for long-term, non-cancelable, operating leases expiring on various dates through 2012 and thereafter are as follows:

2008         $ 3,005,000
2009           3,138,000
2010           3,108,000
2011           2,959,000
2012           2,959,000
Thereafter    17,180,000
             -----------
             $32,349,000
             ===========

     Rent expense was $3,190,000, $3,122,000 and $3,456,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2007 and 2006, 3,511 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                          Years ended December 31,
                                                    ------------------------------------
                                                       2007         2006         2005
                                                    ----------   ----------   ----------
                                                               (in thousands)
ADDITIONAL PAID-IN CAPITAL:
   Beginning balances                               $  761,664   $  761,259   $  758,346
   Capital contributions by Parent                     173,087          405        2,913
                                                    ----------   ----------   ----------
   Ending balances                                  $  934,751   $  761,664   $  761,259
                                                    ==========   ==========   ==========
RETAINED EARNINGS:
   Beginning balances                               $  992,179   $1,074,953   $  919,612
   Net income                                          130,593      197,226      181,903
   Dividends paid to Parent                                 --     (280,000)     (25,000)
   Adjustment for SICO compensation (See Note 12)           --           --       (1,562)
                                                    ----------   ----------   ----------
   Ending balances                                  $1,122,772   $  992,179   $1,074,953
                                                    ==========   ==========   ==========
ACCUMULATED OTHER COMPREHENSIVE
   INCOME (LOSS):
   Beginning balances                               $    3,017   $   14,074   $   72,575
   Unrealized depreciation of investments, net of
      reclassification adjustments (a)                (168,796)     (46,059)    (103,031)
   Foreign currency translation adjustment                 412        2,546       (2,071)
   Effect on deferred acquisition costs and other
      deferred expenses                                  3,997       26,500       15,100
   Income tax benefit                                   57,609        5,956       31,501
                                                    ----------   ----------   ----------
   Ending balances                                  $ (103,761)  $    3,017   $   14,074
                                                    ==========   ==========   ==========

(a) Includes reclassification adjustments for realized losses included in net income of $123,478,000, $567,000 and $10,436,000 in 2007, 2006 and 2005,
     respectively.

     Capital contributions in 2007 included $4,276,000 of funds deposited by AIG in the securities lending collateral account to offset pretax realized losses incurred by the Company from the sale of certain securities lending collateral investments.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturity, equity securities and securities lending invested collateral included in accumulated other comprehensive income (loss) are as follows:

                                                December 31,   December 31,
                                                    2007           2006
                                                ------------   ------------
                                                       (in thousands)
Gross unrealized gains                           $  48,710       $ 46,190
Gross unrealized losses                           (213,410)       (42,094)
Unrealized gain on foreign currency                  2,057          1,645
Adjustment to DAC and other deferred expenses        2,897         (1,100)
Deferred income taxes                               55,985         (1,624)
                                                 ---------       --------
Accumulated other comprehensive income (loss)    $(103,761)      $  3,017
                                                 =========       ========

     In April 2007, the Company received investments in partnerships, valued at $168,512,000, as capital contributions from the Parent.

     Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to the shareholder in the year 2008 without obtaining prior approval is $115,117,000.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $175,403,000, $147,384,000 and $171,505,000 for the years ended December 31, 2007, 2006 and 2005, respectively. The Company's statutory capital and surplus totaled $1,154,680,000 and $788,854,000 at December 31, 2007 and 2006,
     respectively.

11.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                             Years ended December 31,
                           ----------------------------
                             2007      2006      2005
                           -------   -------   --------
                                  (in thousands)
Current                    $22,881   $21,472   $(19,809)
Deferred                    (5,869)   34,754     90,547
                           -------   -------   --------
Total income tax expense   $17,012   $56,226   $ 70,738
                           =======   =======   ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     The U.S. federal income tax rate is 35% for 2007, 2006 and 2005. Actual tax expense on income differs from the "expected" amount computed by applying the federal income tax rate because of the following:

                                                    Years ended December 31,
                                                 ------------------------------
                                                   2007       2006       2005
                                                 --------   --------   --------
                                                         (in thousands)
U.S. federal income tax at statutory rate        $ 51,662   $ 88,708   $ 88,424
Adjustments:
   State income taxes (net of federal benefit)      8,581      2,064      1,094
   Dividends received deduction                   (36,103)   (35,016)   (19,091)
   Tax credits                                     (6,538)    (4,064)    (1,233)
   Adjustment to prior year tax liability (a)      (2,659)    (2,068)        --
   Other, net                                       2,069      6,602      1,544
                                                 --------   --------   --------
   Total income tax expense                      $ 17,012   $ 56,226   $ 70,738
                                                 ========   ========   ========

(a) In 2007 and 2006, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

     Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

     At December 31, 2007, SACS had a New Jersey net operating loss carryforward of $94,100,000. This carryforward will expire from 2009 through 2014.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax liability are as follows:

                                                                       December 31,   December 31,
                                                                           2007           2006
                                                                       ------------   ------------
                                                                              (in thousands)
DEFERRED TAX ASSETS:
Investments                                                                19,852         21,579
Contract holder reserves                                                  149,675        123,361
Guaranty fund assessments                                                   3,298          3,309
Reserve for guaranteed benefits                                            26,499         26,332
Net operating loss carryforward                                                --          5,425
Capital loss carryforward - Federal                                            --         16,770
State income taxes and net operating loss                                   8,469          4,549
Net unrealized loss on debt and equity securities available for sale       55,985             --
Other assets                                                                2,681            374
                                                                         --------       --------
   Deferred tax assets                                                    266,459        201,699
Valuation allowance                                                        (6,636)        (3,475)
                                                                         --------       --------
   Net deferred tax asset                                                 259,823        198,224

DEFERRED TAX LIABILITIES:
Deferred acquisition costs and other deferred expenses                   $526,716       $535,600
State income taxes                                                            216             --
Net unrealized gain on debt and equity securities available for sale           --          1,624
Partnership income/loss                                                     9,715          6,376
Other liabilities                                                           2,577             --
                                                                         --------       --------
   Total deferred tax liabilities                                         539,224        543,600
Net deferred tax liability                                               $279,401       $345,376
                                                                         ========       ========

     The Company has concluded that it is more likely than not that certain deferred tax assets will not be fully realized. Accordingly, at December 31, 2007, the Company has a valuation allowance of $6,636,000. Other than the valuation allowance for certain deferred tax assets, the Company has concluded that the remaining deferred tax assets will be fully realized and no additional valuation allowance is necessary.

     In December 2007, AIGRS reached a settlement with the IRS in the United States Tax Court for tax years ended in September 30, 1993 and September 30, 1994. The terms of the settlement will be incorporated into the IRS examinations for tax years of AIGRS from September 30, 1995 through September 30, 1998, and for the Parent for tax year December 31, 1999. The statute of limitations for the years 1997 through 1999 expires on March 31, 2008. In January 2008, the Parent signed a settlement agreement with the IRS for examination of tax years 2000 through 2002. As a result of this settlement agreement, SAAMCo and SACS are due a refund in an amount still to be determined. Further, SAAMCo and SACS settled a New York City audit for tax years 1999 through 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     The tax years that remain subject to examination in the United States tax jurisdiction are 1997 to 1999 and 2003 to 2006. The Company has recorded a receivable related to known taxing authority examination adjustments. The amount accrued as of December 31, 2007 and 2006, excluding interest, totaled $10,165,000 and $15,029,000, respectively.

     The Company continually evaluates adjustments proposed by taxing authorities. At December 31, 2007, there are no proposed adjustments that would result in a material change to the Company's financial position over the next twelve months.

     At January 1 and December 31, 2007, the Company had no unrecognized tax benefits.

     Interest and penalties, if any, related to taxing authority examinations and unrecognized tax benefits are recognized as a component of income tax expense. At January 1 and December 31, 2007, the Company had a receivable of $2,625,000 and $3,177,000, respectively, related to interest (net of federal tax). For the year ended December 31, 2007, the Company had recognized a benefit of $551,000 of interest (net of federal tax).

12.  RELATED PARTY TRANSACTION

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the consolidated balance sheet of $1,562,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $299,000, $405,000 and $1,351,000 in 2007, 2006 and 2005, respectively, and is included in general and administrative expenses in the consolidated statement of income and comprehensive income. Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

     On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2007 and 2006.

     On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2007 and 2006.

     On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby the Company has immediate access of up to $500,000,000. On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000 from the Company. Any advances made under these agreements must be repaid within 30 days. There were no balances outstanding under these agreements at December 31, 2007 and 2006.

     On September 26, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby the Company has the right to borrow up to $500,000,000 from SAII. On December 19, 2001, the Company entered into a short-term financing arrangement with SAII, whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under these agreements must be repaid within 30 days. There were no balances outstanding under these agreements at December 31, 2007 and 2006.

     On November 1, 2002, the Company and various affiliates entered into an inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG. The maximum aggregate amount of the commitment is currently $925,000,000. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5% of the prime rate, or fixed rate loans that pay LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year terms. The commitment termination date is currently September 6, 2008 but may be extended by agreement of the parties. The Company receives annual facility fees, which are currently 0.025%. There was no outstanding balance under this agreement at December 31, 2007 and 2006.

     The Company pays commissions, including support fees to defray marketing and training costs, to seven affiliated broker dealers for distributing its annuity products and mutual funds. Commissions paid to these broker-dealers totaled $66,660,727, $65,243,000 and $63,862,000 for the years ended
     December 31, 2007, 2006 and 2005, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 16%, 18% and 20% of deposits in 2007, 2006 and 2005, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 22%, 25% and 27% of sales in 2007, 2006 and 2005, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $2,315,000, $1,983,000 and $1,790,000 in 2007, 2006 and 2005, respectively, and are included in the Company's consolidated statement of income and comprehensive income.

     On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $16,576,000, $13,122,000 and $9,973,000 in 2007, 2006 and 2005, respectively, and are net of certain administrative costs incurred by VALIC of $4,736,000, $3,749,000 and $2,849,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG will cause the Company to maintain a contract holders' surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

     The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

     On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $193,431,000, $170,589,000 and $153,180,000 for the years ended December
     31, 2007, 2006 and 2005, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $91,084,000, $81,987,000 and $71,533,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

     In addition to the reimbursements noted above, an affiliate is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $506,000, $462,000 and $526,000 in 2007, 2006 and 2005, respectively. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2,563,000, $2,997,000 and $3,326,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company incurred $2,141,000, $2,490,000 and $1,429,000 of management fee expense to an affiliate of the Company to administer its securities lending program during the years ended 2007, 2006 and 2005, respectively.

     In July 2007, the Company purchased a partnership from the Parent for cash equal to its fair value of $66,719,000.

                        AMERICAN HOME ASSURANCE COMPANY

                               NAIC CODE: 19380

                     STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                        AMERICAN HOME ASSURANCE COMPANY

                               NAIC CODE: 19380

                     STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                               TABLE OF CONTENTS


   Report of Independent Auditors........................................ 2

   Statements of Admitted Assets......................................... 3

   Statements of Liabilities, Capital and Surplus........................ 4

   Statements of Income and Changes in Capital and Surplus............... 5

   Statements of Cash Flow............................................... 6

   Notes to Statutory Basis Financial Statements......................... 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory statements of income and changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 25, 2008

                        AMERICAN HOME ASSURANCE COMPANY

                         STATEMENTS OF ADMITTED ASSETS

                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2007 AND 2006
                                (000'S OMITTED)

-----------------------------------------------------------------------------------------------------------------------------
As of December 31,                                                                                       2007        2006
-----------------------------------------------------------------------------------------------------------------------------
Cash and invested assets:
   Bonds, at amortized cost (NAIC market value: 2007 - $16,075,222; 2006 - $15,146,927).............. $15,843,721 $14,844,987
   Stocks:
       Common stocks, at NAIC market value adjusted for non admitted assets (cost: 2007 -
         $1,556,742; 2006 - $1,602,207)..............................................................   3,139,327   3,304,355
       Preferred stocks, primarily at NAIC market value (cost: 2007 - $613,732; 2006 - $577,109).....     613,732     587,471
   Other invested assets, primarily at equity (cost: 2007 - $1,458,240; 2006 - $1,171,367)...........   1,943,313   1,509,651
   Securities lending collateral.....................................................................     279,774     203,323
   Short-term investments, at amortized cost (approximates NAIC market value)........................     183,951     129,196
   Cash..............................................................................................     258,078     164,596
-----------------------------------------------------------------------------------------------------------------------------
          Total cash and invested assets.............................................................  22,261,896  20,743,579
-----------------------------------------------------------------------------------------------------------------------------
Investment income due and accrued....................................................................     213,302     203,764
Agents' balances or uncollected premiums:
   Premiums in course of collection..................................................................     593,808     955,240
   Premiums and installments booked but deferred and not yet due.....................................     892,935     371,971
   Accrued retrospective premiums....................................................................   1,237,062   1,606,389
Amounts billed and receivable from high deductible policies..........................................     159,393      76,370
Reinsurance recoverable on loss payments.............................................................     600,573     488,243
Funds held by or deposited with reinsurers...........................................................      11,118      13,951
Deposit accounting assets............................................................................     751,468     809,537
Deposit accounting assets - funds held...............................................................      98,917      94,279
Federal and foreign income taxes recoverable from parent.............................................     143,717      63,569
Net deferred tax assets..............................................................................     382,578     421,900
Equities in underwriting pools and associations......................................................   1,211,817     858,614
Receivable from parent, subsidiaries and affiliates..................................................     115,695   1,484,555
Other admitted assets................................................................................     182,141     179,243
-----------------------------------------------------------------------------------------------------------------------------
          Total admitted assets...................................................................... $28,856,420 $28,371,204
=============================================================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2007 AND 2006
                   (000'S OMITTED EXCEPT SHARE INFORMATION)

----------------------------------------------------------------------------------------------
As of December 31,                                                       2007         2006
----------------------------------------------------------------------------------------------
                            Liabilities

Reserves for losses and loss adjustment expenses.................... $13,732,102  $12,754,581
Unearned premium reserves...........................................   4,475,413    4,518,443
Commissions, premium taxes, and other expenses payable..............     234,495      183,640
Reinsurance payable on paid loss and loss adjustment expenses.......     263,917      308,091
Funds held by company under reinsurance treaties....................     236,183      228,878
Provision for reinsurance...........................................     115,844      128,824
Ceded reinsurance premiums payable, net of ceding commissions.......     492,611      427,505
Retroactive reinsurance reserves - assumed..........................      30,486       23,242
Retroactive reinsurance reserves - ceded............................     (65,309)     (61,283)
Deposit accounting liabilities......................................     189,511      172,296
Deposit accounting liabilities - funds held.........................     695,928      703,508
Securities lending payable..........................................     304,398      203,323
Collateral deposit liability........................................     354,916      613,043
Payable to parent, subsidiaries and affiliates......................     152,184    1,547,586
Payable for securities..............................................       3,331      110,581
Other liabilities...................................................     343,453      297,093
----------------------------------------------------------------------------------------------
   Total liabilities................................................  21,559,463   22,159,351
----------------------------------------------------------------------------------------------
                        Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares authorized,
   1,695,054 shares issued and outstanding..........................      25,426       25,426
Capital in excess of par value......................................   2,941,471    2,779,526
Unassigned surplus..................................................   4,280,727    3,357,054
Special surplus funds from retroactive reinsurance..................      49,333       49,847
----------------------------------------------------------------------------------------------
   Total capital and surplus........................................   7,296,957    6,211,853
----------------------------------------------------------------------------------------------
   Total liabilities, capital, and surplus.......................... $28,856,420  $28,371,204
==============================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

            STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                STATUTORY BASIS
             FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                (000'S OMITTED)

-------------------------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                               2007        2006         2005
-------------------------------------------------------------------------------------------------------------------------------
                                   Statements of Income
                                   --------------------

Underwriting income:
   Premiums earned......................................................................... $7,703,016  $7,700,011  $ 7,045,820
-------------------------------------------------------------------------------------------------------------------------------
Underwriting deductions:
   Losses incurred.........................................................................  4,444,636   4,606,481    5,406,410
   Loss adjustment expenses incurred.......................................................    840,801     803,517    1,098,644
   Other underwriting expenses incurred....................................................  1,864,547   1,825,815    1,584,477
-------------------------------------------------------------------------------------------------------------------------------
Total underwriting deductions..............................................................  7,149,984   7,235,813    8,089,531
-------------------------------------------------------------------------------------------------------------------------------
Net underwriting income (loss).............................................................    553,032     464,198   (1,043,711)
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Net investment income earned............................................................  1,019,018     702,426      630,678
   Net realized capital gains (net of capital gains taxes: 2007 - $29,141; 2006 - $29,092;
     2005 - $20,492).......................................................................    117,037      61,624       38,055
-------------------------------------------------------------------------------------------------------------------------------
Net investment gain........................................................................  1,136,055     764,050      668,733
-------------------------------------------------------------------------------------------------------------------------------
Net loss from agents' or premium balances charged-off......................................    (85,724)    (49,762)    (145,742)
Finance and Service Charges not Included in Premium........................................     16,449      14,287       16,400
Other gain, net of dividends to policyholders..............................................     76,290      49,691       75,547
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) after capital gains taxes and before federal income taxes....................  1,696,102   1,242,464     (428,773)
Federal income tax expense (benefit).......................................................    348,359     263,263     (243,047)
-------------------------------------------------------------------------------------------------------------------------------
       Net income (loss)................................................................... $1,347,743  $  979,201  $  (185,726)
===============================================================================================================================
                              Changes in Capital and Surplus
                              ------------------------------

Capital and surplus, as of December 31, previous year...................................... $6,211,853  $5,049,651  $ 3,339,340
   Adjustment to beginning surplus.........................................................    (56,532)     55,538     (211,984)
-------------------------------------------------------------------------------------------------------------------------------
   Capital and surplus, as of January 1,...................................................  6,155,321   5,105,189    3,127,356
-------------------------------------------------------------------------------------------------------------------------------
Changes in capital and surplus:
   Net income (loss).......................................................................  1,347,743     979,201     (185,726)
   Change in net unrealized capital gains (net of capital gains taxes: 2007 - $131,952;
     2006 - $121,173; 2005 - $13,354)......................................................   (103,183)    119,660      164,444
   Change in net deferred income tax.......................................................    (73,791)    (13,270)     112,728
   Change in non-admitted assets...........................................................    184,885     (80,352)    (322,775)
   Change in provision for reinsurance.....................................................     12,980      81,328      166,585
   Paid in capital and surplus.............................................................    161,945          --    2,076,780
   Cash dividends to stockholder...........................................................   (615,000)         --      (31,732)
   Other surplus adjustments...............................................................     (1,572)      1,268           --
   Foreign exchange translation............................................................    227,629      18,829      (58,009)
-------------------------------------------------------------------------------------------------------------------------------
       Total changes in capital and surplus................................................  1,141,636   1,106,664    1,922,295
-------------------------------------------------------------------------------------------------------------------------------
Capital and surplus, as of December 31,.................................................... $7,296,957  $6,211,853  $ 5,049,651
===============================================================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                            STATEMENTS OF CASH FLOW

                                STATUTORY BASIS
             FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                (000'S OMITTED)

-----------------------------------------------------------------------------------------
For the years ended December 31,                       2007         2006         2005
-----------------------------------------------------------------------------------------
              Cash From Operations
              --------------------

Premiums collected, net of reinsurance............ $ 7,948,658  $ 6,433,712  $ 7,096,647
Net investment income.............................   1,058,334      787,413      604,156
Miscellaneous income (expense)....................       7,137       75,317      (53,776)
-----------------------------------------------------------------------------------------
   Sub-total......................................   9,014,129    7,296,442    7,647,027
-----------------------------------------------------------------------------------------
Benefit and loss related payments.................   3,805,524    3,520,205    3,809,181
Commission and other expense paid.................   2,470,003    2,401,959    2,171,077
Dividends paid to policyholders...................         123        1,344          878
Change in federal and foreign income taxes........     330,784     (438,538)      (3,783)
-----------------------------------------------------------------------------------------
   Net cash provided from operations..............   2,407,695    1,811,472    1,669,674
-----------------------------------------------------------------------------------------
              Cash From Investments
              ---------------------

Proceeds from investments sold, matured, or repaid
   Bonds..........................................   4,926,616    5,231,792    4,129,223
   Stocks.........................................   3,450,014    3,211,715    2,795,546
   Other..........................................     269,849    1,646,730    3,042,793
-----------------------------------------------------------------------------------------
   Total proceeds from investments sold, matured,
     or repaid....................................   8,646,479   10,090,237    9,967,562
-----------------------------------------------------------------------------------------
Cost of investments acquired
   Bonds..........................................   5,748,239   10,488,316    5,803,573
   Stocks.........................................   3,296,552    3,180,130    3,071,743
   Other..........................................     772,178      350,752    3,630,931
-----------------------------------------------------------------------------------------
   Total cost of investments acquired.............   9,816,969   14,019,198   12,506,247
-----------------------------------------------------------------------------------------
   Net cash (used in) investing activities........  (1,170,490)  (3,928,961)  (2,538,685)
-----------------------------------------------------------------------------------------
  Cash From Financing and Miscellaneous Sources

Capital and surplus paid-in.......................          --    1,326,780      750,000
Borrowed funds....................................     101,075           --           --
Dividends to stockholder..........................    (615,000)          --      (47,598)
Intercompany receivable and payable, net..........     (26,540)     342,735      195,946
Net deposit on deposit-type contracts and other
  insurance.......................................      71,282      262,411      285,727
Equities in underwriting pools and associations...    (360,841)    (184,691)    (190,476)
Collateral deposit liability......................    (258,127)     107,288       46,816
Other.............................................      (4,415)     438,392     (143,089)
-----------------------------------------------------------------------------------------
   Net cash provided from (used in) financing
     activities...................................  (1,092,296)   2,292,915      897,326
-----------------------------------------------------------------------------------------
   Effect of exchange rate changes on cash........       3,328          338          718
   Net change in cash and short-term investments..     148,237      175,764       29,033
Cash and short-term investments:
   Beginning of year..............................     293,792      118,028       88,995
-----------------------------------------------------------------------------------------
   End of year.................................... $   442,029  $   293,792  $   118,028
=========================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING
---------------------------------------------------------------------------
POLICIES
--------

A. Organization
   ------------

   The American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of the AIG Commercial Insurance Group, Inc., (AIGCIG), a Delaware corporation, formerly known as NHIG Holding Corp.

   On December 29, 2006, as part of a reorganization of the American International Group, Inc.'s (the Ultimate Parent or AIG) domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIGCIG, an indirect wholly-owned subsidiary of AIG. Prior to the reorganization, the Company was a direct wholly-owned subsidiary of AIG. The ownership change had no effect on the Company's operations.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers and through AIG's risk finance operation, the Company provides its customized structured products.

   The accompanying financial statements include the Company's U.S. operation and its Japan and Canadian branches.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. Summary of Significant Statutory Basis Accounting Policies
   ----------------------------------------------------------
   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

   The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

   The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; (2) under New York Insurance Law, electronic data processing (EDP) apparatus and related equipment constituting a data processing, record keeping, or accounting system is allowed as an admitted asset to be amortized over a ten year period provided that the cost exceeds $50,000 per system; NAIC SAP allows EDP equipment and operating system software as assets, subject to an aggregate limit of three percent of surplus and an amortization period not to exceed the lesser of three years or the useful life; (3) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance, including parental letter of credits, that are not permitted under NAIC SAP; and (4) goodwill admissibility rules differ between New York Insurance Law and NAIC SAP. In addition, New York Insurance Law Section 1414 requires that the shares of a subsidiary insurer be valued at the lesser of the subsidiary's market value or book value as shown by its last annual statement or report on examination, whichever is more recent.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by NY SAP is shown below:

   ------------------------------------------------------------------------
   December 31,                             2007        2006        2005
   ------------------------------------------------------------------------
   Net income (loss), NY SAP............ $1,347,743  $  979,201  $ (185,726)
   State prescribed practices -
     (deduction):
      Non-tabular discounting...........    (21,301)    (21,866)    (31,431)
   ------------------------------------------------------------------------
   Net income (loss), NAIC SAP.......... $1,326,442  $  957,335  $ (217,157)
   ========================================================================
   Statutory surplus, NY SAP............ $7,296,957  $6,211,853  $5,049,651
   State prescribed practices -
     (charge):
      Non-tabular discounting...........   (255,772)   (234,471)   (212,605)
      Regulation 20 - other reinsurance
        credits.........................   (106,577)   (133,123)   (201,421)
      Regulation 20 - parental letters
        of credit.......................   (361,650)   (406,784)   (398,389)
      EDP equipment and software........         --          --     (93,881)
   ------------------------------------------------------------------------
   Total state prescribed practices.....   (723,999)   (774,378)   (906,296)
   ------------------------------------------------------------------------
   Statutory surplus, NAIC SAP.......... $6,572,958  $5,437,475  $4,143,355
   ========================================================================

   In 2006 and 2005, the Superintendent permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $403,460. The Superintendent has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2007 and 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $30,616 and $131,697, respectively. In addition, the Superintendent has permitted the company to account for investments in publicly traded affiliated common stocks at the quoted market value less a discount as prescribed by NAIC SAP. The difference between the carrying value and book value as of December 31, 2007 and 2006 amounted to $266,864 and $251,881, respectively.

   In 2007 the foreign property and casualty division of AIG announced the restructuring of its United Kingdom (UK) general insurance operations designed to simplify the organization, provide an enhanced regulatory and legal platform and improve transparency and efficiency. In December 2007, New Hampshire Insurance Company transferred substantially all of the business written by its United Kingdom branch (the UK Branch) to AIG UK Ltd., a UK affiliate formerly known as Landmark Insurance Company Limited. This transaction was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK to transfer the aforementioned business. Additionally, as part of the transaction, management (i) entered into several intercompany reinsurance agreements (both commutations and new contracts) with subsidiaries of AIG; and,
   (ii) intent to make capital contributions and distributions involving subsidiaries of AIG. Some of these transactions are still not fully executed. The proposed transactions are intended in aggregate to have minimal effect (i.e.: less than 1%) individually and in aggregate on the surplus of the National Union Pool Companies (See listing of companies in Note 5A).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   The results of the UK branch are reported through the Company's participation in American International Underwriters Overseas Association (AIUOA or the Association) (see Footnote 5). AIUOA reports on a fiscal year ending on November 30th. Although the Company's year ends on December 31st, the Company's annual financial statements have historically and consistently reported the results of its participation in AIUOA based on AIUOA's fiscal year close of November 30th. In order to achieve consistency in its financial reporting, the Company, with the permission of the New York and Pennsylvania Insurance Departments, will record the effects described in the preceding paragraph of this transaction in its 2008 statutory financial statements.

   The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2007 reporting period.

   Statutory Accounting Practices and Generally Accepted Accounting Principles:
   ----------------------------------------------------------------------------
   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

   Under GAAP:
   -----------

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d. Estimated undeclared dividends to policyholders are accrued;

    e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

Under NAIC SAP:
---------------

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

    d. Declared dividends to policyholders are accrued;

    e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   Significant Statutory Accounting Practices:
   -------------------------------------------

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       In periods subsequent to the recognition of an other-than-temporary impairment loss for fixed maturity securities, the Company accretes the discount or amortizes the premium over the remaining life of the security based on the amount and timing of future estimated cash flows.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2007 and 2006, the NAIC market value of the Company's mortgage-backed securities approximated $505,415 and $160,750, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

       by NAIC SAP. At December 31, 2007 and 2006, the average discount rate is approximately 20.95% and 20.1%, respectively. Other investments in affiliates are included in common stocks based on the net worth of the entity.

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

    . Net Investment Gain (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2007 and 2006, no investment income due and accrued was determined to be uncollectible or non-admitted.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2007 and 2006, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,237,062 and $1,606,389, respectively, net of non-admitted premium balances of $52,913 and $55,203, respectively.

   Net written premiums that were subject to retrospective rating features were as follows:

   -------------------------------------------------------------------------
   For the years ended December 31,               2007      2006      2005
   -------------------------------------------------------------------------
   Net written premiums subject to
     retrospectively rated premiums............ $811,018  $684,635  $510,615
   Percentage of total net written premiums....     10.6%      8.7%      7.1%
   -------------------------------------------------------------------------

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is considered in the calculation.

   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of AIUOA. See Note 5 for a description of the AIUOA pooling arrangement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $2,014,235 and $1,676,681, as of December 31, 2007 and 2006, respectively. As of
   December 31, 2007 and 2006, the Company's tabular discount amounted to $285,969 and $238,180, respectively, all of which were applied against the Company's case reserves.

   The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $2,014,235 and $1,676,681 as of December 31, 2007 and 2006, respectively. As of
   December 31, 2007 and 2006, the Company's non-tabular discount amounted to $255,772 and $234,471, respectively, all of which were applied against the Company's case reserves.

   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

                        American Home Assurance Company

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, principally electronic data processing
   (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2007 and 2006, depreciation and amortization expense amounted to $24,539 and $21,036, and accumulated depreciation as of December 31, 2007 and 2006 amounted to $137,278 and $107,392, respectively.

   Reclassifications: Certain balances contained in the 2006 and 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $249,898 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS
-----------------------------------------------------------------------

During 2007, 2006 and 2005, the Company dedicated significant effort to the resolution of weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2006, 2005 and 2004 annual statements. The corrections of these errors resulted in an after tax statutory credit (charge) of $(56,532), $55,538 and $(211,984) as of January 1, 2007, 2006 and 2005, respectively.

Accounting Adjustments to 2006, 2005 and 2004 Statutory Basis Financial
-----------------------------------------------------------------------
Statements
----------

In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the correction of these errors has been reported as an adjustment to unassigned surplus as of January 1, 2007, 2006 and 2005.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The impact of these corrections on policyholder surplus as of January 1, 2007, 2006 and 2005 is as follows:

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2006..................................  $6,211,853
  Adjustments to beginning Capital and Surplus:
     Federal income taxes.......................................     (79,156)
     Goodwill...................................................       2,146
     Asset admissibility........................................       5,841
     Expense recognition........................................      14,637
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....     (56,532)
  ----------------------------------------------------------------------------
  Balance at January 1, 2007, as adjusted.......................  $6,155,321
  ============================================================================

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2005..................................  $5,049,651
  Adjustments to beginning Capital and Surplus:
     Asset admissibility........................................      (3,482)
     Foreign translation adjustment.............................     102,290
     Federal income taxes.......................................     (43,270)
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....      55,538
  ----------------------------------------------------------------------------
  Balance at January 1, 2006, as adjusted.......................  $5,105,189
  ============================================================================

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2004, as amended......................  $3,339,340
  Adjustments to beginning Capital and Surplus:
     Asset realization..........................................    (229,448)
     Revenue recognition........................................     (65,075)
     Federal income taxes.......................................      82,539
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....    (211,984)
  ----------------------------------------------------------------------------
  Balance at January 1, 2005, as adjusted.......................  $3,127,356
  ============================================================================

An explanation for each of the adjustments for prior period corrections is described below:

Asset admissibility: The Company determined that certain receivables for high deductible policies and other assets should have been non-admitted.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

Foreign translation adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

Asset realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to an increase in provisions for potential tax exposures, and corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see
Note 9).

Goodwill: Correction of the amortization of goodwill.

Expense recognition: The Company determined that certain revisions to commissions expense related to certain accident and health contracts were needed.

NOTE 3 - INVESTMENTS
--------------------

Statutory Fair Value of Financial Instruments:
----------------------------------------------

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2007 and 2006.

                                                2007                    2006
--------------------------------------------------------------------------------------
                                        Carrying   Statutory    Carrying   Statutory
                                         Amount    Fair Value    Amount    Fair Value
--------------------------------------------------------------------------------------
Assets:
   Bonds.............................. $15,843,721 $16,075,222 $14,844,987 $15,146,927
   Common stocks......................   3,139,327   3,529,455   3,304,355   3,684,898
   Preferred stocks...................     613,732     610,622     587,471     588,334
   Other invested assets..............   1,943,313   1,943,313   1,509,651   1,509,651
   Securities lending collateral......     279,774     279,774     203,323     203,323
   Cash and short-term investments....     442,029     442,029     293,792     293,792
   Equities in underwriting pools and
     associations.....................   1,211,817   1,211,817     858,614     858,614
Liabilities:
   Securities lending payable......... $   304,398 $   304,398 $   203,323 $   203,323
   Collateral deposit liability.......     354,916     354,916     613,043     613,043
   Payable for securities.............       3,331       3,331     110,581     110,581
--------------------------------------------------------------------------------------

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

    . The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*.

    . The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.

    . Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

    . The carrying value of all other financial instruments approximates fair value.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2007 and 2006 are outlined in the table below:

------------------------------------------------------------------------------------------------
                                                                 Gross      Gross       NAIC
                                                    Amortized  Unrealized Unrealized   Market
                                                      Cost       Gains      Losses     Value*
------------------------------------------------------------------------------------------------
As of December 31, 2007
   U.S. governments............................... $   331,397  $  9,847   $   114   $   341,130
   All other governments..........................     843,820    13,464       248       857,036
   States, territories and possessions............   2,729,603    53,167     2,240     2,780,530
   Political subdivisions of states, territories
     and possessions..............................   3,320,639    66,000     1,435     3,385,204
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   6,935,227   118,715    23,268     7,030,674
   Public utilities...............................      79,320       948        66        80,202
   Industrial and miscellaneous...................   1,603,715     7,578    10,847     1,600,446
------------------------------------------------------------------------------------------------
       Total bonds, as of December 31, 2007....... $15,843,721  $269,719   $38,218   $16,075,222
================================================================================================
As of December 31, 2006
   U.S. governments............................... $   331,819  $  1,828   $ 2,571   $   331,076
   All other governments..........................   1,195,804     5,207     3,017     1,197,994
   States, territories and possessions............   2,320,995    45,984       928     2,366,051
   Political subdivisions of states, territories
     and possessions..............................   3,319,677    79,061       796     3,397,942
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   7,052,116   172,223     1,204     7,223,135
   Public utilities...............................      45,542       186       460        45,268
   Industrial and miscellaneous...................     579,034    10,772     4,345       585,461
------------------------------------------------------------------------------------------------
       Total bonds, as of December 31, 2006....... $14,844,987  $315,261   $13,321   $15,146,927
================================================================================================

As of December 31, 2007 and 2006, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $16,278,092 and $15,167,455, respectively.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The amortized cost and NAIC market values* of bonds at December 31, 2007, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

-----------------------------------------------------------------
                                           Amortized  NAIC Market
                                             Cost       Value*
-----------------------------------------------------------------
   Due in one year or less............... $   810,320 $   811,360
   Due after one year through five years.     805,676     812,394
   Due after five years through ten
     years...............................   2,730,632   2,780,088
   Due after ten years...................  10,990,744  11,165,965
   Mortgaged-backed securities...........     506,349     505,415
-----------------------------------------------------------------
   Total bonds........................... $15,843,721 $16,075,222
=================================================================

Proceeds from sales and gross realized gains and gross realized losses were as follows:

For the years ended December 31,         2007                  2006                  2005
--------------------------------------------------------------------------------------------------
                                              Equity                Equity                Equity
                                   Bonds    Securities   Bonds    Securities   Bonds    Securities
--------------------------------------------------------------------------------------------------
     Proceeds from sales........ $4,142,868 $2,980,634 $4,370,165 $3,151,915 $3,278,300 $2,703,032
     Gross realized gains.......     83,609    191,600      6,407    222,465     31,404    132,690
     Gross realized losses......     17,451    151,981     21,502    105,248     17,304     91,050
--------------------------------------------------------------------------------------------------

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The cost or amortized cost and NAIC market value* of the Company's common and preferred stocks as of December 31, 2007 and 2006 are set forth in the table below:

                                              December 31, 2007
----------------------------------------------------------------------------------------
                      Cost or     Gross      Gross       NAIC
                     Amortized  Unrealized Unrealized   Market   Non-Admitted  Carrying
                       Cost       Gains      Losses     Value*      Asset       Value
----------------------------------------------------------------------------------------
Common stocks:
-------------
   Affiliated....... $  498,958 $1,447,794  $138,650  $1,808,102    $2,310    $1,805,792
   Non-affiliated...  1,057,784    331,241    55,490   1,333,535        --     1,333,535
----------------------------------------------------------------------------------------
       Total........ $1,556,742 $1,779,035  $194,140  $3,141,637    $2,310    $3,139,327
========================================================================================
Preferred stocks:
-----------------
   Affiliated....... $       -- $       --  $     --  $       --    $   --    $       --
   Non-affiliated...    613,732         --     3,110     610,622        --       613,732
----------------------------------------------------------------------------------------
       Total........ $  613,732 $       --  $  3,110  $  610,622    $   --    $  613,732
========================================================================================

                                              December 31, 2006
----------------------------------------------------------------------------------------
                      Cost or     Gross      Gross       NAIC
                     Amortized  Unrealized Unrealized   Market   Non-Admitted  Carrying
                       Cost       Gains      Losses     Value*      Asset       Value
----------------------------------------------------------------------------------------
Common stocks:
--------------
   Affiliated....... $  610,842 $1,517,992  $60,010   $2,068,824     $--      $2,068,824
   Non-affiliated...    991,365    266,605   22,439    1,235,531      --       1,235,531
----------------------------------------------------------------------------------------
       Total........ $1,602,207 $1,784,597  $82,449   $3,304,355     $--      $3,304,355
========================================================================================
Preferred stocks:
-----------------
   Affiliated....... $       -- $       --  $    --   $       --     $--      $       --
   Non-affiliated...    577,109     11,225       --      588,334      --         587,471
----------------------------------------------------------------------------------------
       Total........ $  577,109 $   11,225  $    --   $  588,334     $--      $  587,471
========================================================================================

As of December 31, 2007 and 2006, the Company held derivative investments of $(289) and $0, respectively.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2007 and 2006 is set forth in the table below:

                                                        12 Months or Less   Greater than 12 Months         Total
------------------------------------------------------------------------------------------------------------------------
                                                        Fair     Unrealized  Fair      Unrealized    Fair     Unrealized
Description of Securities                               Value      Losses    Value       Losses      Value      Losses
------------------------------------------------------------------------------------------------------------------------
As of December 31, 2007:
------------------------
   U. S. governments................................. $   12,878  $    98   $    406    $     16   $   13,284  $    114
   All other governments.............................     13,210      151     24,004          97       37,214       248
   States, territories and possessions...............    191,194    1,574     57,650         666      248,844     2,240
   Political subdivisions of states, territories and
     possessions.....................................    241,561    1,435         69          --      241,630     1,435
   Special revenue...................................  1,313,469   23,258      4,269          10    1,317,738    23,268
   Public utilities..................................      1,786        1     11,762          65       13,548        66
   Industrial and miscellaneous......................    719,728   10,065     99,735         782      819,463    10,847
------------------------------------------------------------------------------------------------------------------------
   Total bonds.......................................  2,493,826   36,582    197,895       1,636    2,691,721    38,218
------------------------------------------------------------------------------------------------------------------------
   Affiliated........................................      9,991    2,813    110,276     135,837      120,267   138,650
   Non-affiliated....................................    426,898   55,490         --          --      426,898    55,490
------------------------------------------------------------------------------------------------------------------------
   Common stock......................................    436,889   58,303    110,276     135,837      547,165   194,140
------------------------------------------------------------------------------------------------------------------------
   Preferred Stock...................................     15,904    3,110         --          --       15,904     3,110
------------------------------------------------------------------------------------------------------------------------
   Total stocks......................................    452,793   61,413    110,276     135,837      563,069   197,250
------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks............................ $2,946,619  $97,995   $308,171    $137,473   $3,254,790  $235,468
========================================================================================================================
As of December 31, 2006:
------------------------
   U. S. governments................................. $  101,082  $   767   $ 73,937    $  1,804   $  175,019  $  2,571
   All other governments.............................    683,798    1,753     57,405       1,264      741,203     3,017
   States, territories and possessions...............    135,854      161     64,833         767      200,687       928
   Political subdivisions of states, territories and
     possessions.....................................     80,117      277     35,991         519      116,108       796
   Special revenue...................................    289,115      808     39,210         396      328,325     1,204
   Public utilities..................................      1,236       14     18,342         446       19,578       460
   Industrial and miscellaneous......................     68,790      458    108,020       3,887      176,810     4,345
------------------------------------------------------------------------------------------------------------------------
   Total bonds.......................................  1,359,992    4,238    397,738       9,083    1,757,730    13,321
------------------------------------------------------------------------------------------------------------------------
   Affiliated........................................     51,933   11,938    192,596      48,072      244,529    60,010
   Non-affiliated....................................    137,829   17,626     90,656       4,813      228,485    22,439
------------------------------------------------------------------------------------------------------------------------
   Common stock......................................    189,762   29,564    283,252      52,885      473,014    82,449
------------------------------------------------------------------------------------------------------------------------
   Total stocks......................................    189,762   29,564    283,252      52,885      473,014    82,449
------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks............................ $1,549,754  $33,802   $680,990    $ 61,968   $2,230,744  $ 95,770
========================================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. The Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events; or

As of December 31, 2007, the Company has both the ability and intent to hold these investments to recovery.

The Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $16,271, $17,934 and $972 during 2007, 2006 and 2005, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $14,097, $776 and $2,542 in 2007, 2006 and 2005, respectively.

During 2007, 2006 and 2005, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

    ------------------------------------------------------------------------
    For the years ended December 31,                    2007    2006   2005
    ------------------------------------------------------------------------
    JC Flowers........................................ $ 6,017 $   -- $   --
    Electra European Fund ll..........................   2,619     --     --
    ATV VI............................................   1,604     --     --
    TH Lee Putnam.....................................   1,000     --     --
    Morgan Stanley III................................   1,032     --  1,684
    Gresham Global Investment Fund ll K4..............      --  2,559     --
    Items less than $1.0 million......................   1,820  1,051     11
    ------------------------------------------------------------------------
       Total.......................................... $14,092 $3,610 $1,695
    ========================================================================

As of December 31, 2007 and 2006, securities with a market value of $298,033 and $199,380, respectively, were on loan. The Company receives cash collateral in an amount in excess of the fair value of the securities lent. The affiliated lending agent monitors the daily fair value of securities lent with respect to the collateral value and obtains additional collateral as necessary to ensure that collateral is maintained at a minimum of 102% for domestic transactions and 105% for cross-border transactions of the value of the securities lent. The collateral is held by the lending agent for the benefit of the Company and is not available for the general use of the Company (restricted). Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


responsibility for the investment and control of such collateral. The securities lending transactions are accounted for as secured borrowings as required by SSAP No. 91. The decline in the fair value of the investments in the securities lending collateral account has been reported as a non-admitted asset in the financial statements presented herein.

In response to the lack of liquidity for certain investments in the current market environment, new securities lending collateral cash flow is being directed into short-term investments, and the level of liquidity in the securities lending collateral program has been increased significantly by repositioning to short-term investments (predominantly overnight commercial paper and time deposits). This repositioning resulted in the sale of certain long-term investments, primarily mortgage-backed bonds, in the third quarter of 2007, which generated the pretax realized losses. While these mortgage-backed bonds generally continued to be performing and highly rated, their liquidity and fair value was adversely affected by recent events in the mortgage-backed securities market. The Company's ultimate parent, AIG, deposited funds in the collateral custodial account equal to the pretax realized losses due to sales incurred between August 1 and December 31, 2007, and the Company recorded their allocated portion of such funds as capital contributions totaling $1,945. AIG has agreed to make additional contributions up to an aggregate limit of $500,000 to offset losses incurred by its insurance subsidiaries from securities lending collateral investments. Management expects that the higher level of liquidity currently maintained in the collateral will allow the Company to hold investments that are currently in an unrealized loss position until they can reasonably be expected to recover their value.

Securities carried at an amortized cost of $2,973,267 and $2,565,608 were deposited with regulatory authorities as required by law as of December 31, 2007 and 2006, respectively.

During 2007, 2006 and 2005, included in Net Investment Income Earned were investment expenses of $9,607, $7,329 and $7,139, respectively and interest expense of $99,036, $98,741 and $77,243, respectively.

The Company reported hybrid securities totaling $127,153 and $140,662 as of December 31, 2007 and 2006, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 4 - RESERVES FOR LOSSES AND LAE
------------------------------------

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2007, 2006 and 2005 is set forth in the table below:

-----------------------------------------------------------------------------------------
                                                       2007         2006         2005
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, beginning of year.... $12,754,581  $11,620,078  $ 9,357,799
Adjustments for prior period corrections..........          --           --     (165,738)
Incurred losses and LAE related to:
   Current accident year..........................   5,366,376    5,343,020    5,111,414
   Prior accident years...........................     (80,939)      66,978    1,393,640
-----------------------------------------------------------------------------------------
       Total incurred losses and LAE..............   5,285,437    5,409,998    6,505,054
-----------------------------------------------------------------------------------------
Paid losses and LAE related to:
   Current accident year..........................  (1,436,644)  (1,265,788)  (1,284,778)
   Prior accident years...........................  (2,871,272)  (3,009,707)  (2,792,259)
-----------------------------------------------------------------------------------------
       Total paid losses and LAE..................  (4,307,916)  (4,275,495)  (4,077,037)
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, as of December 31,... $13,732,102  $12,754,581  $11,620,078
=========================================================================================

Estimated ultimate incurred losses and LAE attributable to insured events of prior years (decreased) increased by $(80,939), $66,978 and $1,393,640 during 2007, 2006 and 2005, respectively. For 2007, the Company experienced favorable loss and LAE reserve development primarily related to accident years 2004 through 2006, partially offset by adverse developments from accident years 2003 and prior. The favorable developments for accident year 2004 through 2006 were spread across many classes of business, primarily related to directors and officers' liability and related management liability classes of business. The adverse developments from accident years 2003 and prior related primarily to the Company's excess casualty and primary workers compensation classes of business. For 2006 and 2005, the Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors and officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005.

As of December 31, 2007, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $199,953, $198,524 and $188,050, respectively.

As of December 31, 2007, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $5,987,568, $6,322,799 and $7,425,539, respectively (exclusive of inter-company pooling).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 5 - RELATED PARTY TRANSACTIONS
-----------------------------------

A. National Union Inter-company Pooling Agreement
   ----------------------------------------------

   The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

---------------------------------------------------------------------------------------------------
                                                                             NAIC Co. Participation
Member Company                                                                 Code      Percent
---------------------------------------------------------------------------------------------------
National Union Fire Insurance Company of Pittsburgh, PA.....................  19445       38.0%
American Home Assurance Company.............................................  19380       36.0%
Commerce and Industry Insurance Company (C&I)...............................  19410       10.0%
New Hampshire Insurance Company (NHIC)......................................  23841        5.0%
The Insurance Company of the State of Pennsylvania (ISOP)...................  19429        5.0%
AIG Casualty Company (formerly known as Birmingham Fire Insurance Company of
  Pennsylvania) (AIG Casualty)..............................................  19402        5.0%
AIU Insurance Company (AIUI)................................................  19399        1.0%
American International South Insurance Company..............................  40258        0.0%
Granite State Insurance Company.............................................  23809        0.0%
Illinois National Insurance Company.........................................  23817        0.0%
===================================================================================================

   American International Pacific Insurance Company (AIP) terminated its zero percentage participation in the National Union Inter-Company Pooling Agreement (the Commercial Pool) effective July 1, 2007. Commercial risks ceded to the Commercial Pool by AIP prior to its exit will remain in that pool until their natural expiry. AIP's cessions of personal lines risks to the Commercial Pool were commuted and 100% ceded to AIG's Personal Lines Pool, which AIP joined effective July 1, 2007, also with a zero percentage participation.

   Effective January 1, 2008 AIUI will cease to be a member of the Commercial Pool. Cessions from AIUI to the Commercial Pool will be run off and AIUI's 1% participation will be retroactively reduced to zero. The pooling participation of C&I will be retroactively increased to 11%.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. American International Underwriters Overseas Association Pooling Arrangement
   ----------------------------------------------------------------------------

   AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

 ------------------------------------------------------------------------------
                                                         NAIC Co. Participation
 Member Company                                            Code      Percent
 ------------------------------------------------------------------------------
 American International Underwriters Overseas, Limited..     --       67.0%
 New Hampshire Insurance Company........................  23841       12.0%
 National Union Fire Insurance Company of Pittsburgh, PA  19445       11.0%
 American Home Assurance Company........................  19380       10.0%
 ==============================================================================

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance as a net equity interest in Equities in Underwriting Pools and Associations; and
   (c) loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance are recorded on a gross basis. As of December 31, 2007 and 2006, the Company's interest in the AIUOA amounted to $1,211,817 and $858,614, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   ------------------------------------------------------------------------
   As of December 31,                                      2007      2006
   ------------------------------------------------------------------------
   Loss and LAE reserves..............................   $876,280  $778,277
   Unearned premium reserves..........................   $355,239  $337,926
   Funds held.........................................   $ 23,885  $ 17,712
   Ceded balances payable.............................   $103,406         +
   Reinsurance recoverable............................   $(39,825)        +
   Retroactive reinsurance............................   $   (967)        +
   ========================================================================

--------
+ Beginning December 31, 2007, the Company increased the accounts recorded in connection with AIUOA to facilitate the detailed reporting in Schedule F.

   Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2007 and 2006, the Company's interest in AIG Europe S.A. amounted to $29,541 and $32,575, respectively.

C. Guarantee Arrangements
   ----------------------

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The guarantees that were in effect as of December 31, 2007 are included in the table below:

-----------------------------------------------------------------------------------------------------------------------------
                                                                 Date    Policyholder's   Invested   Estimated Policyholder's
Guaranteed Company                                              Issued    Obligations      Assets      Loss       Surplus
-----------------------------------------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc......................        11/05/97   $     96,532  $    135,374   $  --     $    64,747
American International Insurance Company...............        11/05/97        339,348       607,588      --         367,164
AIG Mexico Seguros Interamericana, S.A. de C.V.........        12/15/97        146,257        89,058      --          93,151**
American International Insurance Company of
  California, Inc......................................        12/15/97        299,821        46,504      --          23,448
American International Insurance Company of New
  Jersey...............................................        12/15/97        102,911        45,221      --          30,214
AIG Advantage Insurance Company (formerly Minnesota
  Ins. Co.)............................................        12/15/97         38,748        48,482      --          22,398
Landmark Insurance Company, Ltd. (UK).................. (++) * 03/02/98        249,656     1,003,935      --       3,278,309
AIG Europe S.A.........................................        03/02/98      3,140,742     1,788,335      --       1,207,946**
AIG Edison Life Insurance Company......................        09/15/98     20,585,832    21,803,000      --       2,253,372
AIG SunAmerica Life Assurance Company.................. (+) *  01/04/99      3,976,384     4,815,099      --       1,154,680
First SunAmerica Life Insurance Company................     *  01/04/99      5,217,065     5,587,285      --         503,904
SunAmerica Life Insurance Company...................... (+) *  01/04/99     27,608,239    38,660,176      --       4,721,343
AIG Europe (Netherlands) N.V...........................        11/01/02        925,381       218,192      --         165,744**
American General Life Insurance Company................  (+)   03/03/03     30,797,466    29,036,959      --       3,206,772
American General Life and Accident Insurance
  Company..............................................        03/03/03      7,891,174     8,817,084      --         546,887
The United States Life Insurance Company of the City of
  NY...................................................        03/03/03      4,326,164     4,954,397      --         510,596
The Variable Annuity Life Insurance Company............  (+)   03/03/03     29,260,035    33,967,669      --       3,631,737
AIG Czech Republic Posjistovna, A.S....................        03/03/03              5            --      --          30,860**
Lloyd's Syndicate 1414.................................            (+++)       454,396       898,412      --         203,632**
-----------------------------------------------------------------------------------------------------------------------------
Total guarantees.......................................                   $135,456,156  $152,522,770   $  --     $22,016,904
=============================================================================================================================

--------
+ This guarantee was terminated as to policies written after December 29, 2006.
++ This guarantee was terminated as to policies written after November 30, 2007.
+++ Guarantees issued on 12/15/04 and 1/20/05 were terminated on 10/31/07.
    Guarantee issued on 11/1/02 is still in effect.
* The guaranteed company is also backed by a support agreement issued by AIG. ** Policyholders' surplus is based on local GAAP financial statements.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


D. Investments in Affiliates

   As of December 31, 2007 and 2006, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows. The 2007 balance is net of $2,310 of non-admitted balances.

-----------------------------------------------------------------------------------------------
                                                             Carrying Value at
                                       Ownership Actual Cost    December 31,   Change in Equity
Affiliated Common Stock Investments     Percent     2007            2007             2007
-----------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc.....  100.00%   $ 10,000      $   64,747        $  (4,865)
AIG Non Life Holding Company (Japan),
  Inc.................................  100.00%    124,477         245,157         (155,861)
American International Realty
  Corporation.........................   31.47%     37,771          50,423            6,379
Eastgreen, Inc........................   13.42%     12,804           9,991           (4,231)
Pine Street Real Estate Holdings
  Corporation.........................   31.47%      5,445              --           (2,816)(a)
AIG Mexico Industrial, L.L.C..........   49.00%      8,725           8,959            6,517
American International Life Assurance
  Company.............................    0.00%         --              --         (157,619)
American International Insurance
  Company.............................   25.00%     25,000          91,791            2,334
AIG Claim Service, Inc................    0.00%         --              --          (46,675)
Transatlantic Holdings, Inc...........   33.34%     34,068       1,226,758          178,435
21st Century Insurance Group..........   16.30%    240,668         107,966          (84,630)
-----------------------------------------------------------------------------------------------
Total common stocks - affiliates......            $498,958      $1,805,792        $(263,032)
===============================================================================================

--------
(a)  Balance not admitted

-----------------------------------------------------------------------------------------------
                                                             Carrying Value at
                                       Ownership Actual Cost   December 31,    Change in Equity
Affiliated Common Stock Investments     Percent     2006           2006              2006
-----------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc.....  100.00%   $ 10,000      $   69,612         $  9,783
AIG Non Life Holding Company (Japan),
  Inc.................................  100.00%    124,477         401,018           69,103
American International Realty
  Corporation.........................   31.47%     29,581          44,044           18,696
Eastgreen, Inc........................   13.42%     12,804          14,222              287
Pine Street Real Estate Holdings
  Corporation.........................   31.47%      5,445           2,816          (18,531)
AIG Mexico Industrial, L.L.C..........   49.00%      9,463           2,442            1,425
American International Life Assurance
  Company.............................   22.48%     70,387         157,619            1,090
American International Insurance
  Company.............................   25.00%     25,000          89,457           13,559
AIG Claim Service, Inc................   50.00%     48,962          46,675          (12,204)
Transatlantic Holdings, Inc...........   33.34%     34,055       1,048,323          (86,094)
21st Century Insurance Group..........   16.65%    240,668         192,596           16,041
-----------------------------------------------------------------------------------------------
Total common stocks - affiliates......            $610,842      $2,068,824         $ 13,155
===============================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

   The remaining equity interest in these investments, except for Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

   On May 15, 2007, the Company's Ultimate Parent entered into a definitive merger agreement with 21st Century Insurance Group (21st Century) to acquire the outstanding 39.3% publicly held shares of 21st Century for $22.00 per share in cash. On that date, the Ultimate Parent and its subsidiaries owned approximately 60.7% of the outstanding shares of 21st Century, including approximately 16.3% of the outstanding shares that are owned by the Company. On September 27, 2007, the Company's Ultimate Parent completed the merger, the Ultimate Parent and its subsidiaries owned 100% of 21st Century and 21st Century requested that the New York Stock Exchange delist its shares. On December 31, 2007, the Ultimate Parent contributed its 39.3% interest in 21st Century Insurance Group to certain of its other subsidiaries. The Company's ownership percentage did not change. Under applicable statutory accounting principles, the Company's carrying value of its investment in 21st Century was revalued from quoted market value less a discount to a statutory net worth basis, resulting in a decrease of approximately $115,610 to the Company's June 30, 2007 policyholder's surplus.

   The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2007 and 2006, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $1,368,930 and $1,032,694, respectively.

   During 2007, the Company realized gains of $130,801 from the sale of American International Life Assurance Company and AIG Domestic Claims.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2007 and 2006 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2007 and 2006 and all capital contributions and dividends.

---------------------------------------------------------------------------------------------------
                                                   Assets Received by      Assets Transferred by
                                                       the Company              the Company
---------------------------------------------------------------------------------------------------
  Date of       Explanation of        Name of     Statement
Transaction      Transaction         Affiliate      Value   Description Statement Value Description
---------------------------------------------------------------------------------------------------
 03/19/07         Bond sale             NHIC      $ 28,555     Cash        $ 28,555        Bond
 03/19/07         Bond sale         AIG Casualty    67,801     Cash          67,801        Bond
 03/19/07         Bond sale             C&I         36,452     Cash          36,452        Bond
 03/19/07         Bond sale             ISOP        59,458     Cash          58,121        Bond
 03/19/07         Bond sale          Lexington     139,013     Cash         137,416        Bond
 03/23/07         Bond sale          AIG Excess     25,556     Cash          24,981        Bond
 03/30/07          Dividend            AIGCIG           --      --          500,000        Cash
 05/31/07          Dividend            AIGCIG           --      --           75,000        Cash
 12/03/07          Dividend            AIGCIG           --      --           40,000        Cash
 08/30/07   Purchase of investment     AIGSL       136,735     Bonds        138,478        Cash
 12/17/07   Sale of investment (1)      AIG        191,000     Cash         191,000     Investment
 12/17/07   Sale of investment (2) National Union   59,000     Cash          59,000     Investment
 10/24/07    Capital contribution      AIGCIG        1,840    In kind            --         --
 12/31/07    Capital contribution      AIGCIG          105    In kind            --         --
 12/31/07    Capital contribution       AIG        160,000    In kind            --         --

--------
(1)  Sale of American International Life Assurance Company to AIG
(2)  Sale of AIG Domestic Claims to National Union
AIGSL: AIG Security Lending

------------------------------------------------------------------------------------------
                                          Assets Received by      Assets Transferred by
                                             the Company               the Company
------------------------------------------------------------------------------------------
  Date of    Explanation of    Name of  Statement
Transaction   Transaction     Affiliate   Value    Description Statement Value Description
------------------------------------------------------------------------------------------
06/29/2006  Loan Satisfaction A100 LLC  $1,170,421    Cash           $--           n/a
06/29/2006  Loan Satisfaction  AIRCO    $  239,966    Cash           $--           n/a
------------------------------------------------------------------------------------------

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2007, 2006 and 2005.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees incurred by the Company to these affiliates during 2007, 2006 and 2005 are outlined in the table below:

   ---------------------------------------------------------------------------
   For the years ended December 31,                  2007     2006     2005
   ---------------------------------------------------------------------------
   AIG Technology, Inc............................ $ 28,562 $ 24,562 $ 24,421
   AIG Global Investment Corp.....................    7,273    6,047    3,668
   AIG Domestic Claims, Inc.......................  109,925  117,231  117,437
   ---------------------------------------------------------------------------
   Total.......................................... $145,760 $147,840 $145,526
   ===========================================================================

   As of December 31, 2007 and 2006, short-term investments included amounts invested in the AIG Managed Money Market Fund of $126,534 and $100,915, respectively.

   Federal and foreign income taxes recoverable from AIG as of December 31, 2007 and 2006 amounted to $143,717 and $63,569, respectively.

   During 2007 and 2005, the Company sold premium receivables without recourse to AI Credit Corporation and recorded losses on these transactions as follows.

     ---------------------------------------------------------------------
     As of December 31,                               2007   2006   2005
     ---------------------------------------------------------------------
     Accounts receivable sold....................... $53,865 $--  $191,606
     Losses recorded................................   1,605  --     3,436
     ---------------------------------------------------------------------

   There were no premium receivable sales in 2006.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   As of December 31, 2007 and 2006, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

     ----------------------------------------------------------------------
     As of December 31,                                   2007      2006
     ----------------------------------------------------------------------
     Balances with pool member companies............... $ 48,873 $1,449,305
     Balances less than 0.5% of admitted assets........  103,311     98,281
     ----------------------------------------------------------------------
     Payable to parent, subsidiaries and affiliates.... $152,184 $1,547,586
     ======================================================================
     Balances with pool member companies............... $113,001 $1,434,952
     Balances less than 0.5% of admitted assets........    2,694     49,603
     ----------------------------------------------------------------------
     Receivable from parent, subsidiaries and
       affiliates...................................... $115,695 $1,484,555
     ======================================================================

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. On March 31, 2006 the insured entered into a receivable sale agreement with A.I. Credit Corporation. (a wholly owned AIG subsidiary) to purchase the insured's March 2006 to March 2010 receivables of $117,000 for $100,000. On June 8, 2008 the insured entered into a further receivable sale agreement with A.I. Credit Corporation to purchase the insured's June 2010 to March 2013 receivables of $130,000 for $97,321.

NOTE 6 - REINSURANCE
--------------------

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the years ended December 31,          2007                    2006                     2005
---------------------------------------------------------------------------------------------------------
                                   Written     Earned      Written     Earned      Written      Earned
---------------------------------------------------------------------------------------------------------
 Direct premiums................ $ 6,744,997 $ 7,388,935 $ 7,514,507 $ 7,180,260 $ 6,522,919 $ 6,219,261
 Reinsurance premiums assumed:
    Affiliates..................  11,006,993  11,024,337  11,336,822  11,001,341  11,104,687  11,235,985
    Non-affiliates..............     173,756     107,304      48,750     243,681      23,903    (176,461)
---------------------------------------------------------------------------------------------------------
        Gross premiums..........  17,925,746  18,520,576  18,900,079  18,425,282  17,651,509  17,278,785
---------------------------------------------------------------------------------------------------------
 Reinsurance premiums ceded:
    Affiliates..................   9,049,872   9,598,801   9,833,954   9,534,749   9,252,497   9,022,390
    Non-affiliates..............   1,215,889   1,218,759   1,182,156   1,190,522   1,247,759   1,210,575
---------------------------------------------------------------------------------------------------------
        Net premiums............ $ 7,659,985 $ 7,703,016 $ 7,883,969 $ 7,700,011 $ 7,151,253 $ 7,045,820
=========================================================================================================

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2007 and 2006 with the return of the unearned premium reserve is as follows:

                      Assumed Reinsurance    Ceded Reinsurance            Net
---------------------------------------------------------------------------------------
                      Unearned              Unearned              Unearned
                      Premium   Commission  Premium   Commission  Premium    Commission
                      Reserves    Equity    Reserves    Equity    Reserves     Equity
--------------------------------------------------------------------------------------
December 31, 2007
   Affiliates....... $5,562,341  $646,155  $3,295,177  $372,259  $2,267,164   $273,896
   Non-affiliates...     78,003     9,061     493,629    55,766    (415,626)   (46,705)
--------------------------------------------------------------------------------------
   Totals........... $5,640,344  $655,216  $3,788,806  $428,025  $1,851,538   $227,191
======================================================================================
December 31, 2006
   Affiliates....... $5,579,685  $675,713  $3,844,106  $423,050  $1,735,579   $252,663
   Non-affiliates...     11,551     1,399     496,499    54,641    (484,948)   (53,242)
--------------------------------------------------------------------------------------
   Totals........... $5,591,236  $677,112  $4,340,605  $477,691  $1,250,631   $199,421
======================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

    -----------------------------------------------------------------------
                                         Unearned  Paid Losses Reserves for
                                         Premium       and      Losses and
                                         Reserves      LAE         LAE
    -----------------------------------------------------------------------
    December 31, 2007
       Affiliates...................... $3,295,177  $195,333   $15,139,495
       Non-affiliates..................    493,629   405,240     2,668,848
    -----------------------------------------------------------------------
       Total........................... $3,788,806  $600,573   $17,808,343
    =======================================================================
    December 31, 2006
       Affiliates...................... $3,844,106  $ 82,387   $14,899,524
       Non-affiliates..................    496,499   405,856     2,873,315
    -----------------------------------------------------------------------
       Total........................... $4,340,605  $488,243   $17,772,839
    =======================================================================

The Company's unsecured reinsurance recoverables as of December 31, 2007 in excess of 3.0% of its capital and surplus is set forth in the table below:

  ---------------------------------------------------------------------------
                                                         NAIC Co.
  Reinsurer                                                Code     Amount
  ---------------------------------------------------------------------------
  Affilliates:
     National Union Pool................................          $15,376,524
     American International Underwriters Overseas, Ltd..     --       422,355
     American International Insurance Company...........  32220       395,324
     Transatlantic Reinsurance Company..................  19453       275,284
     New Hampshire Indemnity Company....................  23833       165,096
     AIG Global Trade and Political Risk Insurance Co...  10651       149,420
     American International Life Assurance Co. NY (US)..  60607        25,395
     United Guaranty Insurance Company..................  11715        11,406
     Hartford Steam Boiler Inspection and Insurance Co..  11452         9,316
     Audubon Insurance Company..........................  19933         6,563
     AIG Excess Liability Insurance Company, Ltd........  10932         2,629
     Ascot Syndicate Lloyds 1414........................     --         1,520
     AIUOA..............................................     --         1,314
     AIG General Ins Co (Thailand) (F/Universal)........     --         1,271
     Other affiliates below $1.0 million................     --         4,537
  ---------------------------------------------------------------------------
         Total affiliates...............................          $16,847,954
  ---------------------------------------------------------------------------
     Swiss Re Group.....................................     --       248,811
  ---------------------------------------------------------------------------
         Total non affiliates...........................              248,811
  ---------------------------------------------------------------------------
     Total affiliates and non affiliates................          $17,096,765
  ===========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company reported in its Statements of Income $144, $12,318 and $43,141, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0, $0 and $(1,710), respectively, less losses incurred of $144, $12,318 and $41,431, respectively, as a result of commutations with the following reinsurers:

    -----------------------------------------------------------------------
    Company                                            2007  2006    2005
    -----------------------------------------------------------------------
    Trenwick America.................................. $ -- $ 8,280 $    --
    Alea Group........................................   --   2,432      --
    SCOR Reinsurance Company..........................   --      --  42,442
    Other reinsurers below $1 million.................  144   1,606     699
    Total............................................. $144 $12,318 $43,141
    =======================================================================

As of December 31, 2007 and 2006, the Company had reinsurance recoverables on paid losses in dispute of $81,670 and $78,472, respectively.

During 2007, 2006 and 2005, the Company wrote-off reinsurance recoverables balances of $13,734, $30,849 and $65,282, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2007 and 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

  ---------------------------------------------------------------------------
                                            2007                 2006
  ---------------------------------------------------------------------------
                                     Assumed     Ceded    Assumed     Ceded
  ---------------------------------------------------------------------------
  Reserves transferred:

     Initial reserves.............. $ 216,347  $453,727  $ 216,347  $453,727
     Adjustments--prior year(s)....  (173,698)  (25,147)  (171,243)  (33,563)
     Adjustments--current year.....    15,598    16,474     (2,455)    8,416
  ---------------------------------------------------------------------------
     Balance as of December 31,....    58,247   445,054     42,649   428,580
  ---------------------------------------------------------------------------

  Paid losses recovered:

     Prior year(s).................    19,407   367,297     12,212   355,120
     Current year..................     8,354    12,448      7,195    12,177
  --------------------------------------------------------------------------
     Total recovered as of
       December 31,................    27,761   379,745     19,407   367,297
  --------------------------------------------------------------------------
     Carried reserves as of
       December 31,................ $  30,486  $ 65,309  $  23,242  $ 61,283
  ==========================================================================
  Consideration paid or received:

     Initial reserves.............. $ 201,597  $276,437  $ 201,597  $276,437
     Adjustments--prior year(s)....  (180,015)  (14,331)  (180,000)  (18,869)
     Adjustments--current year.....       133       431        (15)    4,538
  --------------------------------------------------------------------------
     Total paid as of December 31,. $  21,715  $262,537  $  21,582  $262,106
  ==========================================================================

                                     Assumed     Ceded    Assumed     Ceded
  --------------------------------------------------------------------------
  Special surplus from
    retroactive reinsurance:

     Initial surplus gain or loss
       realized.................... $      --  $ 47,559  $      --  $ 47,559
     Adjustments--prior year(s)....        --     2,289         --    20,548
     Adjustments--current year.....        --      (515)        --   (18,260)
  --------------------------------------------------------------------------
     Balance as of December 31,
       2007........................ $      --  $ 49,333  $      --  $ 49,847
  ==========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

The Company's retroactive reinsurance balance (by reinsurer) as of December 31, 2007, is set forth in the table below:

                                                        2007            2006
----------------------------------------------------------------------------------
Reinsurer                                          Assumed  Ceded  Assumed  Ceded
----------------------------------------------------------------------------------
   American International Reins. Co............... $    -- $44,140         $45,664
   American International Specialty Lines
     Insurance Company............................  26,275      --  17,247
   AXA Corporate Solutions........................      --   1,354
   Commerce and Industry Insurance Company of
     Canada.......................................   4,174      --   5,930
   Lyndon Property Ins. Company...................      --   1,142           1,780
   PEG Reinsurance Co.............................      --  13,978           8,830
   All other reinsurers less than $1.0 million....      37   4,695      65   5,009
----------------------------------------------------------------------------------
   Total.......................................... $30,486 $65,309 $23,242 $61,283
==================================================================================

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES
--------------------------------------------------

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006, the Company's deposit assets and liabilities were comprised of the following:

                                                                  Deposit    Deposit   Funds Held Funds Held
                                                                  Assets   Liabilities   Assets   Liabilities
-------------------------------------------------------------------------------------------------------------
December 31, 2007:
   Direct........................................................ $     --  $ 95,122    $    --    $     --
   Assumed.......................................................       --    94,389     98,917          --
   Ceded.........................................................  751,468        --         --     695,928
-------------------------------------------------------------------------------------------------------------
   Total......................................................... $751,468  $189,511    $98,917    $695,928
=============================================================================================================

                                                                  Deposit    Deposit   Funds Held Funds Held
                                                                  Assets   Liabilities   Assets   Liabilities
-------------------------------------------------------------------------------------------------------------
December 31, 2006:
   Direct........................................................ $     --  $ 77,954    $    --    $     --
   Assumed.......................................................       --    94,342     94,279          --
   Ceded.........................................................  809,537        --         --     703,508
-------------------------------------------------------------------------------------------------------------
   Total......................................................... $809,537  $172,296    $94,279    $703,508
=============================================================================================================

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2007 and 2006 is set forth in the table below:

                                                                           2007                   2006
----------------------------------------------------------------------------------------------------------------
                                                                   Deposit     Deposit    Deposit      Deposit
                                                                    Assets   Liabilities   Assets    Liabilities
----------------------------------------------------------------------------------------------------------------
Balance at January 1                                              $ 809,537   $172,296   $1,336,343  $  486,910
   Deposit activity, including loss recoveries...................  (106,254)    17,935     (654,672)   (343,610)
   Interest income or expense, net of amortization of margin.....    39,148       (720)     113,438      28,996
   Non-admitted asset portion....................................     9,037         --       14,428          --
----------------------------------------------------------------------------------------------------------------
Balance as of December 31........................................ $ 751,468   $189,511   $  809,537  $  172,296
================================================================================================================

                                                                           2007                   2006
----------------------------------------------------------------------------------------------------------------
                                                                  Funds Held Funds Held  Funds Held  Funds Held
                                                                    Assets   Liabilities   Assets    Liabilities
----------------------------------------------------------------------------------------------------------------
Balance at January 1............................................. $  94,279   $703,508   $  432,987  $1,006,426
   Contributions.................................................     4,664      1,016           --      60,915
   Withdrawals...................................................       (26)   (54,096)    (355,065)   (422,715)
   Interest......................................................        --     45,500       16,357      58,882
----------------------------------------------------------------------------------------------------------------
Balance as of December 31........................................ $  98,917   $695,928   $   94,279  $  703,508
================================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $611,039 and $630,370, respectively.

During 2007 and 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets of $50,593 and $406,719, respectively, and funds held on deposit accounting liability of $1,347 and $273,291, respectively. During 2006, the Company commuted $40,267 of the deposit assets and $40,267 of the funds held on deposit accounting liability with Union Excess with no impact to net income.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets-$97,009, funds held on deposit accounting-$332,073, deposit accounting liability-$314,735 and funds held on deposit accounting liability-$82,054.

NOTE 9 - FEDERAL INCOME TAXES
-----------------------------

The Company files a consolidated U.S. federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Ultimate Parent. As of December 31, 2007 and 2006, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2007 and 2006 are as follows:

   ------------------------------------------------------------------------
   As of December 31,                                    2007        2006
   ------------------------------------------------------------------------
   Gross deferred tax assets......................... $1,205,925  $1,236,352
   Gross deferred tax liabilities....................    526,581     351,266
   ------------------------------------------------------------------------
   Net deferred tax assets/liabilities...............    679,344     885,086
   Non-admitted deferred tax assets in accordance
     with SSAP No.10, income taxes...................    296,766     463,186
   ------------------------------------------------------------------------
   Net admitted deferred tax assets                   $  382,578  $  421,900
   ========================================================================
   Increase in non-admitted deferred tax assets
      Adjustment to December 31, 2006 Surplus........    (83,683)
   Change in non-admitted deferred tax
     assets-current year............................. $  250,103
   ------------------------------------------------------------------------
   Change in non-admitted deferred tax assets........ $  166,420
   ========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company's current federal income tax expense (benefit) was comprised of the following:

-----------------------------------------------------------------------------------------
For the years ended December 31,                               2007     2006      2005
-----------------------------------------------------------------------------------------
Income tax expense (benefit) on net underwriting and net
  investment income......................................... $309,946 $261,144 $(252,358)
Federal income tax adjustment-prior year....................   38,413    2,119     9,311
-----------------------------------------------------------------------------------------
Current income tax expense (benefit)........................ $348,359 $263,263 $(243,047)
=========================================================================================

Income tax on realized capital gains........................ $ 29,141 $ 29,092 $  20,492
=========================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The composition of the Company's net deferred tax assets as of December 31, 2007 and 2006, and changes in deferred income taxes for 2007 is set forth in the table below:

-------------------------------------------------------------------------------------------------
As of December 31,                                                2007        2006       Change
-------------------------------------------------------------------------------------------------
Deferred Tax Assets...........................................
   Loss reserve discount...................................... $  402,282  $  476,856  $ (74,574)
   Non-admitted assets........................................    208,445     160,128     48,317
   Unearned premium reserve...................................    313,279     316,291     (3,012)
   Partnership adjustments....................................     40,925      33,192      7,733
   Bad debt...................................................    151,901     183,902    (32,001)
   Other temporary difference.................................     89,093      65,983     23,110
-------------------------------------------------------------------------------------------------
       Gross deferred tax assets..............................  1,205,925   1,236,352    (30,427)
     Non-admitted deferred tax assets.........................   (296,766)   (546,869)   250,103
     Non-admitted deferred tax assets-Adj to Dec 31 2006
       surplus................................................         --      83,683    (83,683)
-------------------------------------------------------------------------------------------------
       Admitted deferred tax assets...........................    909,159     773,166    135,993
-------------------------------------------------------------------------------------------------
Deferred tax liabilities......................................
   Unrealized capital gains...................................   (393,879)   (236,490)  (157,389)
   Deferred tax remediation-Adj to Dec 31, 2006 surplus.......         --     (83,683)    83,683
   Partnership adjustments....................................    (67,403)     (7,437)   (59,966)
   Other temporary differences................................    (65,299)    (23,656)   (41,643)
-------------------------------------------------------------------------------------------------
   Gross deferred tax liabilities.............................   (526,581)   (351,266)  (175,315)
-------------------------------------------------------------------------------------------------
       Net admitted deferred tax assets....................... $  382,578  $  421,900  $ (39,322)
=================================================================================================
   Gross deferred tax assets.................................. $1,205,925  $1,236,352  $ (30,427)
   Gross deferred tax liabilities.............................   (526,581)   (351,266)  (175,315)
-------------------------------------------------------------------------------------------------
   Net deferred tax assets.................................... $  679,344  $  885,086  $(205,742)
=================================================================================================
   Income tax effect of unrealized capital (gains)/losses.....                           157,389
   Income tax effect of unrealized capital (gains) / losses
     -remediation adjustments.................................                           (25,438)
-------------------------------------------------------------------------------------------------
   Change in net deferred income taxes........................                         $ (73,791)
=================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2007, 2006 and 2005 are as follows:

                                                            2007                   2006                  2005
---------------------------------------------------------------------------------------------------------------------
                                                     Amount    Tax Effect   Amount    Tax Effect   Amount   Tax Effect
---------------------------------------------------------------------------------------------------------------------
Income before federal income taxes and capital
  gain taxes...................................... $1,725,242  $ 603,835  $1,271,556  $ 445,045  $(408,280) $(142,898)
Book to tax adjustments:
   Tax exempt income and dividends received
     deduction, net of proration..................   (543,812)  (190,334)   (455,068)  (159,274)  (296,930)  (103,926)
   Intercompany dividends.........................     (5,993)    (2,097)    (21,938)    (7,678)   (11,240)    (3,934)
   Meals and entertainment........................      1,749        612          --         --         --         --
   Non-deductible penalties.......................      1,508        528          --         --         --         --
   Change in non-admitted assets..................   (138,048)   (48,317)    132,784     46,474    (54,557)   (19,095)
   Federal income tax adjustment--prior year......         --     55,224          --         --         --     (9,311)
   Remediation adjustments........................         --         --     (17,777)    (6,222)  (103,837)   (36,343)
   Change in tax reserves.........................         --         --          --         --         --    (21,763)
   Change in tax position.........................         --     31,840          --         --         --         --
   Foreign tax credits............................         --         --          --    (14,104)        --    (52,544)
   Other..........................................         --         --          --      1,384         --        631
---------------------------------------------------------------------------------------------------------------------
   Total book to tax adjustments..................   (684,596)  (152,544)   (361,999)  (139,420)  (466,564)  (246,285)
---------------------------------------------------------------------------------------------------------------------
Federal taxable income............................ $1,040,646  $ 451,291  $  909,557  $ 305,625  $(874,844) $(389,183)
=====================================================================================================================

Current federal income tax expense................             $ 348,359              $ 263,263             $(243,047)
Income tax on net realized capital gains..........                29,141                 29,092                20,492
Change in deferred income taxes...................                73,791                 13,270              (166,628)
                                                               ---------              ---------             ---------
Total federal income tax benefit..................             $ 451,291              $ 305,625             $(389,183)
                                                               =========              =========             =========

The amount of federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

--------------------------------------------------------------------------------

     ----------------------------------------------------------------------
     Current year                                                 $ 225,980
     ------------                                                 ---------
     First preceding year........................................ $188,321
     ----------------------------------------------------------------------

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2007, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $231,602 during 2007 and $372,256 during 2006.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

          ------------------------------------------------------------
          Gross unrecognized tax benefits at January 1,         2007
          ------------------------------------------------------------
             Increases in tax positions for prior years....... $ 3,527
             Decreases in tax positions for prior years.......  33,171
             Increases in tax positions for current years.....      --
             Lapse in statute of limitations..................      --
             Settlements......................................      --
          ------------------------------------------------------------
          Gross unrecognized tax benefits at December 31, 2007 $36,698
          ============================================================

At December 31, 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $36,698. The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $36,698.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2007 and December 31, 2007, the Company had accrued $727 and $6,868 respectively, for the payment of interest and penalties. For the year ended December 31, 2007, the Company recognized $6,141 of interest and penalties in the Statement of Income.

The Company does not believe that there will be a material change to the balance of unrecognized tax benefit within the next twelve months.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

                     Major Tax Jurisdictions Open Tax Years
                     --------------------------------------
                          United States.....   1997-2006

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS
--------------------------------------------------------------

A. Pension
   -------

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The following table sets forth the funded status of the AIG US retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 89, entitled Accounting for Pensions.

   --------------------------------------------------------
   As of December 31,                   2007       2006
   --------------------------------------------------------
   Fair value of plan assets........ $3,004,869 $2,637,415
   Less projected benefit obligation  2,719,971  2,673,615
   --------------------------------------------------------
   Funded status.................... $  284,898 $  (36,200)
   ========================================================

   The Company's share of net expense for the qualified pension plan was $5,001, $9,000 and $6,500 for the years ended December 31, 2007, 2006 and
   2005, respectively.

   The Company also operates several defined benefit plans at the Japan branch. These plans are generally based on either the employees' years of credited service and compensation in the years preceding retirement or on points accumulated based on the employee's job grade and other factors during each year of service. As of December 31, 2007 and 2006, the Company recorded in other liabilities its pension liabilities which amounted to $6,018 and $2,705, respectively.

B. Postretirement Benefit Plans
   ----------------------------

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over. AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with NAIC Statement of Statutory Accounting Principles
   (SSAP) No. 11, entitled Postemployment Benefits and Compensated Absences as of December 31, 2007 and 2006 were $190,417 and $184,884, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $310, $282 and $200 for the years ended December 31, 2007, 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2007, 2006 and 2005 are set forth in the table below:

   -------------------------------------------------------------------------
   As of December 31,                            2007      2006      2005
   -------------------------------------------------------------------------
      Discount rate...........................     6.50%     6.00%     5.50%
      Rate of compensation increase (average).     4.25%     4.25%     4.25%
      Measurement date........................ December  December  December
                                               31, 2007  31, 2006  31, 2005

      Medical cost trend rate.................      N/A       N/A       N/A
   =========================================================================

C. Stock Option and Deferred Compensation Plans
   --------------------------------------------

   Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2007, 2006 and 2005, AIG allocated $14,028, $6,242 and $2,177, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

D. Post-employment Benefits and Compensated Balances
   -------------------------------------------------

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


E. Impact of Medicare Modernization Act on Post Retirement Benefits
   ----------------------------------------------------------------

   On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2007 is $3,677.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
-------------------------------------------------------

A. Capital and Surplus
   -------------------

The portion of unassigned surplus as of December 31, 2007 and 2006 represented by each item below is as follows:

   -------------------------------------------------------------------------
                                                       2007         2006
   -------------------------------------------------------------------------
   Unrealized gains................................ $2,030,455  $ 2,001,686
   Non-admitted asset values....................... $ (976,915) $(1,161,800)
   Provision for reinsurance....................... $ (115,844) $  (128,824)
   =========================================================================

   During 2005, the board of directors of AIG, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Ultimate Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the State of New York.

   During 2006, the Company settled a previously established tax recoverable with AIG as part of its tax allocation agreement. The settlement occurred prior to the filing of its tax return. Upon completion of its tax filing which was subsequent to December 31, 2007, the Company determined that the settled amount exceeded the actual recoverable by $160,000 resulting in a payable due to AIG by the Company. AIG agreed to forgive this payable resulting in the treatment of this amount as a capital contribution to the Company. This capital contribution has been reflected in the Company's financial position as of December 31, 2007.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. Risk-Based Capital Requirements
   -------------------------------

   The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2007 reporting period.

C. Dividend Restrictions
   ---------------------

   Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2007, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2007) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2007, the maximum dividend payment, which may be made without prior approval during 2008, is approximately $729,696.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

   During 2007, the Company paid $615,000 in ordinary dividends to AIGCIG. Refer to Note 5E for additional information.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 12 - CONTINGENCIES
-----------------------

A. Legal Proceedings
   -----------------

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000 plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court has stayed all proceedings pending an appeal by the intervening plaintiffs of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions.

   On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Plaintiffs) sued (i) The Robert Plan Corporation
   (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Plaintiffs; (ii) certain affiliates of RPC; and
   (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On
   March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Plaintiffs in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000 unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

   Because Eagle and Newark are in rehabilitation with the Commissioner of the New Jersey Department of Banking and Insurance as rehabilitator, the AIG Parties believe that only the Commissioner - and not RPC - has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding.

   The AIG Plaintiffs believe RPC's counterclaims, as well as the claims asserted by RPC, Eagle and Newark in the New Jersey action, are without merit and intend to defend them vigorously, but cannot now estimate either the likelihood of prevailing in these actions or the potential damages in the event liability is determined.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

   Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements. It is possible that additional civil or regulatory proceedings will be filed by other state regulators.

   On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

   On May 24, 2007, the National Workers Compensation Reinsurance Pool (the
   Pool), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On August 6, 2007, the court denied AIG's motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied AIG's motion to dismiss the complaint. AIG filed its answer on January 22, 2008. On February 5, 2008, following agreement of the parties, the court entered an order staying all proceedings; that stay was lifted on March 14, 2008. On March 17, 2008, AIG filed an amended answer, counterclaims, and third-party complaint against the Pool, its board members, and certain of the workers compensation carriers that are members of the Pool. The third-party complaint alleges claims under the Racketeering Influenced and Corrupt Organizations Act, in addition to conspiracy, fraud, and other state law claims. Discovery in this case has been stayed through June 17, 2008.

   A lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, was dismissed on March 28, 2008. The deadline for the plaintiffs to file a Notice of Appeal from this ruling is April 28, 2008.

   A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. The complaint in the action was amended on March 24, 2008, and AIG's deadline to respond is April 14, 2008.

   In April 2007, the National Association of Insurance Commissioners (the
   NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In early 2008, AIG was

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   informed that the Settlement Review Working Group had been disbanded in favor of a multi-state targeted market conduct exam focusing on workers compensation insurance, which is in progress.

   After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

   The consolidated actions have proceeded in that court in two parallel actions, In re Insurance Brokerage Antitrust Litigation (the First Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the First Employee Benefits Complaint, and, together with the First Commercial Complaint, the multi-district litigation).

   The plaintiffs in the First Commercial Complaint were nineteen corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company of Pittsburgh, Pa., American International Specialty Lines Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Insurance Company of the State of Pennsylvania, American International Insurance Company and The Hartford Steam Boiler Inspection and Insurance Company. The First Commercial Complaint also named ten brokers and fourteen other insurers as defendants (two of which have since settled). The First Commercial Complaint alleged that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The First Commercial Complaint also alleged that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the First Commercial Complaint alleged that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs asserted that the defendants violated the Sherman Antitrust Act, RICO, the antitrust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs sought treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

   The plaintiffs in the First Employee Benefits Complaint were nine individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from August 26, 1994 to the date of any class certification. The First Employee Benefits Complaint named AIG, and certain of its subsidiaries, including American Home, as well as eleven brokers and five other insurers, as defendants. The activities alleged

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   in the First Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the First Commercial Complaint.

   On October 3, 2006, Judge Hochberg of the District of New Jersey reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss the multi-district litigation. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants in the two consolidated actions, filed renewed motions to dismiss on November 30, 2006. On February 16, 2007, the case was transferred to Judge Garrett E. Brown, Chief Judge of the District of New Jersey. On April 5, 2007, Chief Judge Brown granted the defendants' renewed motions to dismiss the First Commercial Complaint and First Employee Benefits Complaint with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days, later extended to 45 days, to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that were part of the multi-district litigation until any renewed motions to dismiss the amended complaints were resolved.

   A number of complaints making allegations similar to those in the First Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation proceeding. These efforts have generally been successful, although plaintiffs in one case pending in Texas state court have moved to re-open discovery; a hearing on that motion is scheduled for April 9, 2008. Notably, AIG has recently settled several of the various federal and state actions alleging claims similar to those in the multi-district litigation.

   Plaintiffs filed amended complaints in both In re Insurance Brokerage Antitrust Litigation (the Second Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Second Employee Benefits Complaint) along with revised particularized statements in both actions on May 22, 2007. The allegations in the Second Commercial Complaint and the Second Employee Benefits Complaint were substantially similar to the allegations in the First Commercial Complaint and First Employee Benefits Complaint, respectively. The complaints also attempted to add several new parties and delete others; the Second Commercial Complaint added two new plaintiffs and twenty seven new defendants (including three new AIG defendants), and the Second Employee Benefits Complaint added eight new plaintiffs and nine new defendants (including two new AIG defendants). The defendants filed motions to dismiss the amended complaints and to strike the newly added parties. The Court granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The Court declined to exercise supplemental jurisdiction over the state law claims in the Second Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Second Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Second Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Second Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Second Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Several tag-along actions that were consolidated before Chief Judge Brown are still pending in the District Court. Those actions are currently stayed pending a decision by the court on whether they will proceed during the appeal of the dismissal of the Second Commercial Complaint and the Second Employee Benefits Complaint. On February 19, 2008, Appellants filed their appeal brief with the Third Circuit with respect to the Second Commercial Complaint, and Appellees filed their brief on April 7, 2008. Oral argument has not yet been scheduled in that appeal.

   On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Second Commercial Complaint, alleges that AIG and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint seeks treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. AIG, along with other co-defendants, moved to dismiss the complaint on November 16, 2007, and a hearing on the motion to dismiss is currently scheduled for April 29, 2008. Discovery is stayed in the case pending a ruling on the motion to dismiss or until May 15, 2008, whichever occurs first.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are occupationally ill or injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, AIGDC along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC, along with the other defendants in the action, appealed the Court's class certification and

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   jurisdictional ruling.

   On January 25, 2008, plaintiffs and AIGDC agreed to resolve this action on a classwide basis for $28,750. The Court has preliminarily approved the settlement and payment of the settlement funds was made into an escrow account on February 8, 2008. The court will hold a final approval hearing on May 29, 2008. In the meantime, the appeal as to the other defendants remains pending. In the event that the settlement is not finally approved, AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not currently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Asbestos and Environmental Reserves
   -----------------------------------

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

   The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

   The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2007, 2006 and 2005, gross and net of reinsurance credits, are as follows:

                                                             Asbestos Losses               Environmental Losses
-------------------------------------------------------------------------------------------------------------------
                                                      2007        2006        2005       2007      2006      2005
-------------------------------------------------------------------------------------------------------------------
Direct :
Loss and LAE reserves, beginning of year.......... $1,098,137  $1,087,625  $  693,044  $178,384  $288,676  $256,889
   Incurred losses and LAE........................     34,757     159,878     489,955      (468)  (75,819)   63,051
   Calendar year paid losses and LAE..............   (149,863)   (149,366)    (95,374)  (40,781)  (34,473)  (31,264)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of year................ $  983,031  $1,098,137  $1,087,625  $137,135  $178,384  $288,676
===================================================================================================================
Assumed:
Loss and LAE reserves, beginning of year.......... $   97,344  $   97,399  $   90,162  $  4,948  $  6,561  $  6,626
   Incurred losses and LAE........................      5,160      14,332      14,722     1,386    (1,462)      830
   Calendar year paid losses and LAE..............    (12,849)    (14,387)     (7,485)     (401)     (151)     (895)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE reserves, end of year................ $   89,655  $   97,344  $   97,399  $  5,933  $  4,948  $  6,561
===================================================================================================================
Net of reinsurance:
Loss and LAE reserves, beginning of year.......... $  533,105  $  518,246  $  348,261  $ 92,210  $134,977  $142,025
   Incurred losses and LAE........................     10,155      83,696     209,273     1,691   (22,324)   16,410
   Calendar year paid losses and LAE..............    (79,170)    (68,837)    (39,288)  (22,273)  (20,443)  (23,458)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE reserves, end of year................ $  464,090  $  533,105  $  518,246  $ 71,628  $ 92,210  $134,977
===================================================================================================================

The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                                        Asbestos Losses         Environmental Losses
------------------------------------------------------------------------------------------------------
                                                     2007     2006     2005    2007    2006     2005
------------------------------------------------------------------------------------------------------
Direct basis...................................... $619,127 $736,453 $780,191 $56,093 $70,439 $126,306
Assumed reinsurance basis.........................   44,945   61,885   61,056   1,191     614    1,383
Net of ceded reinsurance basis....................  296,910  378,726  373,664  25,942  37,524   61,177

The amount of ending reserves for loss adjustment expenses included in the table above for Asbestos and Environmental losses is as follows:

                                                       Asbestos Losses      Environmental Losses
--------------------------------------------------------------------------------------------------
                                                    2007    2006    2005    2007    2006    2005
--------------------------------------------------------------------------------------------------
Direct basis...................................... $68,792 $81,828 $86,688 $24,040 $30,189 $54,131
Assumed reinsurance basis.........................   6,570   6,876   6,784     351     263     593
Net of ceded reinsurance basis....................  34,565  42,081  41,518  10,958  16,082  26,219

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2007 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases
   ------

   The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through 2021. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. The total lease expense was $44,783, $38,451 and $34,816 in 2007, 2006 and 2005,
   respectively.

   At January 1, 2008, the minimum annual aggregate rental commitments are as follows:

          2008.............................................. $ 54,090
          2009..............................................   51,789
          2010..............................................   51,290
          2011..............................................   49,518
          2012..............................................   51,631
          Thereafter........................................  333,418
          -----------------------------------------------------------
             Total minimum lease payments................... $591,736
          ===========================================================

   Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

D. Other Contingencies
   -------------------

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2007, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2007, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $667,318, and included unrecorded loss contingencies of $802,835.

   As part of its private equity portfolio investment, as of December 31, 2007 the Company may be called upon for an additional capital investment of up to $667,318. The Company expects only a small portion of this portfolio will be called during 2008.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS
-----------------------------------

The Company underwrites a significant concentration of its direct business with brokers.

As of December 31, 2007 and 2006, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,620,497 and $3,833,600, respectively. As of December 31, 2007 and 2006, the amount billed and recoverable on paid claims amounted to $289,629 and $332,913, respectively, of which $16,272 and $19,716, respectively, were non-admitted.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2007, 2006 and 2005, policyholder dividends amounted to $123, $1,344 and $19, respectively, and were reported as Other Gains in the accompanying statements of income.

As of December 31, 2007 and 2006, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

        ----------------------------------------------------------------
        Other Admitted Assets                         2007       2006
        ----------------------------------------------------------------
        Guaranty funds receivable or on deposit... $  18,468  $  18,220
        Loss funds on deposit.....................   103,439     92,573
        Outstanding loss drafts--suspense accounts   430,304    489,807
        Accrued recoverables......................        --      4,691
        Other.....................................    25,777      3,176
        Allowance for doubtful accounts...........  (395,847)  (429,224)
        ----------------------------------------------------------------
           Total other admitted assets............ $ 182,141  $ 179,243
        ================================================================

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2007 the Company's liability for insolvency assessments amounted to $39,027 with a related asset for premium tax credits of $18,468. Of the amount accrued, the Company expects to pay approximately $20,558 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,041 of premium tax offset credits and the associated liability in years two through five. The remaining $6,427 will be realized between years five and ten.

The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2007 and 2006, the Company had established an allowance for doubtful accounts of $395,847 and $429,224, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company recorded $89,886, $49,761 and $145,742, respectively, of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

As of December 31, 2007 and 2006, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

--------------------------------------------------------------------------------
Other liabilities                                               2007     2006
--------------------------------------------------------------------------------
Other liabilites............................................. $153,990 $107,092
Amounts withheld or retained by company for account of others   13,840   28,058
Loss clearing................................................   15,325   12,166
Policyholder funds on deposit................................   11,341   11,572
Liability for pension and severance pay......................    6,018    2,705
Remmittances and items not allocated.........................   39,116   37,240
Accrued retrospective premiums...............................   41,587   77,001
Accounts payable.............................................   24,852   23,743
Deferred commission earnings.................................   11,890   10,039
Service carrier liabilty.....................................    9,195    2,336
Retroactive reinsurance payable..............................   16,299  (14,859)
--------------------------------------------------------------------------------
Total other liabilties....................................... $343,453 $297,093
================================================================================

NOTE 14 - SUBSEQUENT EVENTS
---------------------------

In January 2008, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2007 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2007 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2006 surplus position.

Refer to other subsequent events in Notes 5 and 11.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of Variable Separate Account are included herein to this Registration Statement:


     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of December 31, 2007



     -   Schedule of Portfolio Investments as of December 31, 2007



     -   Statement of Operations for the year ended December 31, 2007



     - Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006


     -   Notes to Financial Statements

The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included herein:

     -   Report of Independent Registered Public Accounting Firm


     -   Consolidated Balance Sheet as of December 31, 2007 and 2006



     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005



     - Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005


     -   Notes to Consolidated Financial Statements

The following statutory financial statements of American Home Assurance Company are included herein:

     -   Report of Independent Auditors


     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2007 and 2006



     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2007, 2006 and 2005



     - Statements of Cash Flow for the years ended December 31, 2007, 2006 and 2005


     -   Notes to Statutory Basis Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account.............................  2
(2)   Custody Agreements....................................................  Not Applicable
(3)   (a)  Form of Distribution Contract....................................  4
      (b)  Form of Selling Agreement........................................  4
(4)   (a)  Variable Annuity Contract........................................  1
      (b)  Endorsement......................................................  3
      (c)  Guaranteed Minimum Withdrawal Benefit Endorsement................  7
      (d)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement....................................  9
      (e)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement (GMWB for Life)....................  11
      (f)  Optional Guaranteed Minimum Withdrawal Benefit For One Life/For
           Two Lives Endorsement (GMWB for Joint Lives).....................  11
(5)   (a)  Application for Contract.........................................  4
      (b)  Participant Enrollment Form......................................  4
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of Depositor dated
           December 19, 2001................................................  5
      (b)  Articles of Amendment to the Amended and Restated Articles of
           Incorporation dated September 30, 2002...........................  6
      (c)  Amended and Restated By-Laws of Depositor dated December 19,
           2001.............................................................  5
(7)   Reinsurance Contract..................................................  13
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement.........  2
      (b)  Form of SunAmerica Series Trust Fund Participation Agreement.....  2
      (c)  Form of WM Variable Trust Fund Participation Agreement...........  4
      (d)  Form of Principal Variable Contracts Funds, Inc. Participation
           Agreement........................................................  12

(9)   (a)  Opinion of Counsel and Consent of Depositor......................  4
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company.......................  10
(10)  Consent of Independent Registered Public Accounting Firm..............  Filed Herewith
(11)  Financial Statements Omitted from Item 23.............................  Not Applicable
(12)  Initial Capitalization Agreement......................................  Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica, the
           Depositor of Registrant..........................................  Filed Herewith
      (b)  Power of Attorney
           (i)  AIG SunAmerica Life Assurance Company Directors.............  Filed Herewith
           (ii) American Home Assurance Company Directors...................  Filed Herewith
      (c)  Support Agreement of American International Group, Inc. .........  8
      (d)  General Guarantee Agreement by American Home Assurance Company...  8
      (e)  Notice of Termination of Guarantee as Published in the Wall
           Street Journal on November 24, 2006..............................  12


---------------

 1 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-08859 and 811-07727, filed on March 11, 1997, Accession No. 0000912057-97-008516.

 2 Incorporated by reference to Initial Registration Statement, File Nos.
   333-25473 and 811-03859, filed on April 18, 1997, Accession No.
   0000950148-97-000989.

 3 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   3, File Nos. 333-08859 and 811-07727, filed on July 27, 1998, Accession No. 0001047469-98-028410.

 4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-58314 and 811-03859, filed on July 2, 2001, Accession No. 0000912057-01-522334.

 5 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-66114 and 811-03859, filed on April 29, 2002, Accession No. 0000950148-02-001109.

 6 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-58314 and 811-03859, filed on April 16, 2003, Accession No. 0000950148-03-00895.

 7 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
   6, File Nos. 333-58314 and 811-03859, filed on April 21, 2004, Accession No. 0000950148-04-000770.

 8 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No.
   10, File Nos. 333-58314 and 811-03859, filed on August 12, 2005, Accession No. 0000950129-05-008176.

 9 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
   No. 22, File Nos. 333-58234 and 811-03859, filed on September 20, 2005,
   Accession No. 0000950129-05-009343.

10 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
   No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
   Accession No. 0000950134-05-019473.

11 Incorporated by reference to Post-Effective Amendment No. 12 and Amendment
   No. 13, File Nos. 333-58314 and 811-03859, filed on May 1, 2006, Accession No. 0000950148-06-000043.


12 Incorporated by reference to Post-Effective Amendment No. 14 and Amendment
   No. 15, File Nos. 333-58314 and 811-03859, filed on December 12, 2006,
   Accession No. 0000950124-06-007488.



13 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment
   No. 16, File Nos. 333-58314 and 811-03859, filed on April 30, 2007, Accession No. 0000950124-07-002514.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)                 Vice President
Rodney A. Haviland(1)                       Vice President
Stephen J. Stone(1)                         Vice President
Monica F. Suryapranata(1)                   Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life Assurance Company (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-08-002280 filed February 28, 2008.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 15, 2008, the number of WM Diversified Strategies contracts funded by Variable Separate Account was 5,313, of which 2,091 were qualified contracts and 3,222 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to
Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Principal Funds Distributor, Inc., 1201 Third Avenue, 8th Floor, Seattle, Washington 98101, acts as distributor for the following investment companies:

AIG SunAmerica Life Assurance Company -- Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Separate Account American General Life Insurance Company -- Separate Account D
Principal Investors Fund, Inc.

Principal Variable Contracts Funds, Inc.


(b) The principal business address for the directors and officers below is 1201 Third Avenue, 8th Floor, Seattle, Washington 98101, unless otherwise noted:

    OFFICERS/DIRECTORS                             POSITION
    ------------------                             --------
    Daniel J. Houston    Director
    Ralph C. Eucher      Director
    Timothy J. Minard    Director
    Debra C. Ramsey      Director, President
    Michael J. Beer      Executive Vice President
    David J. Brown       Senior Vice President
    Jill R. Brown        Senior Vice President, Chief Financial Officer
    Joyce N. Hoffman     Senior Vice President, Corporate Secretary
    Michael D. Roughton  Senior Vice President
    Bret J. Bussanmas    Vice President -- Distribution
    David Reichart       Senior Vice President -- Distribution
    Scott McIntyre       Senior Vice President -- Marketing
    Alex Ghazanfari      Vice President, Chief Compliance Officer
    Minoo Spellerberg    Vice President -- Compliance
    Mark Stark           Vice President -- Investor Services
    Lindsey Amadeo       Director -- Marketing Communications
    Lisa Bertholf        Director -- Marketing
    P. Scott Cawley      Product Marketing Officer
    Craig L. Bassett     Treasurer
    Patricia A. Barry    Assistant Corporate Secretary
    Steve Gallaher       Second Vice President

(c) Principal Funds Distributor, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
-------------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 16 and Amendment No. 17 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 25th day of April, 2008.

                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                            TITLE                               DATE
                    ---------                                            -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director            April 25, 2008
------------------------------------------------             (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                          Senior Vice President & Director             April 25, 2008
------------------------------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                                                Senior Vice President,                  April 25, 2008
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                              (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                   April 25, 2008
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                         April 25, 2008
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller            April 25, 2008
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                                                  Attorney-in-Fact                     April 25, 2008
------------------------------------------------
*MANDA GHAFERI

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and State of New York, on the 25th day of April, 2008.


                                       By: AMERICAN HOME ASSURANCE COMPANY

                                       By:      /s/ ROBERT S. SCHIMEK
                                         ---------------------------------------

                                           ROBERT S. SCHIMEK


                                           CHIEF FINANCIAL OFFICER, SENIOR VICE
                                           PRESIDENT AND TREASURER



This Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                    SIGNATURE                                            TITLE                               DATE
                    ---------                                            -----                               ----

KRISTIAN PHILIP MOOR*                                            Director and Chairman                  April 25, 2008
------------------------------------------------
KRISTIAN PHILIP MOOR


JOHN QUINLAN DOYLE*                                             Director and President                  April 25, 2008
------------------------------------------------
JOHN QUINLAN DOYLE


ROBERT S. SCHIMEK*                                        Director, Chief Financial Officer,            April 25, 2008
------------------------------------------------          Senior Vice President and Treasurer
ROBERT S. SCHIMEK


MERTON BERNARD AIDINOFF*                                               Director                         April 25, 2008
------------------------------------------------
MERTON BERNARD AIDINOFF


CHARLES H. DANGELO*                                                    Director                         April 25, 2008
------------------------------------------------
CHARLES H. DANGELO


DAVID NEIL FIELDS*                                                     Director                         April 25, 2008
------------------------------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                                               Director                         April 25, 2008
------------------------------------------------
KENNETH VINCENT HARKINS


DAVID LAWRENCE HERZOG*                                                 Director                         April 25, 2008
------------------------------------------------
DAVID LAWRENCE HERZOG


ROBERT EDWARD LEWIS*                                                   Director                         April 25, 2008
------------------------------------------------
ROBERT EDWARD LEWIS


WIN JAY NEUGER*                                                        Director                         April 25, 2008
------------------------------------------------
WIN JAY NEUGER


NICHOLAS SHAW TYLER*                                                   Director                         April 25, 2008
------------------------------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                                                Director                         April 25, 2008
------------------------------------------------
NICHOLAS CHARLES WALSH


MARK TIMOTHY WILLIS*                                                   Director                         April 25, 2008
------------------------------------------------
MARK TIMOTHY WILLIS


By:     /s/ ROBERT S. SCHIMEK                                      Attorney-in-Fact                     April 25, 2008
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


  EXHIBIT
    NO.                                DESCRIPTION
  -------                              -----------
10             Consent of Independent Registered Public Accounting Firm
13(a)          Diagram and Listing of All Persons Directly or Indirectly
               Controlled By or Under Common Control with AIG SunAmerica, the Depositor of Registrant
13(b)(i)       Power of Attorney -- AIG SunAmerica Life Assurance Company
               Directors
13(b)(ii)      Power of Attorney -- American Home Assurance Company
               Directors